UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund and Fidelity Advisor Value Strategies Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,153.60	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.22%
Actual		$ 1,000.00	$ 1,152.70	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.80%
Actual		$ 1,000.00	$ 1,149.80	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.74%
Actual		$ 1,000.00	$ 1,149.70	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,155.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.3	4.8
Wells Fargo & Co.	1.7	1.7
Citigroup, Inc.	1.6	1.0
Google, Inc. Class A	1.6	1.5
General Electric Co.	1.6	1.0
Procter & Gamble Co.	1.4	1.1
Johnson & Johnson	1.3	1.3
Bank of America Corp.	1.2	0.0
Merck & Co., Inc.	1.2	1.2
JPMorgan Chase & Co.	1.2	0.7
	15.1
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	20.2
Financials	16.0	13.3
Health Care	13.7	12.4
Consumer Discretionary	12.6	12.1
Industrials	12.1	12.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.6%		Stocks 98.8%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	19.3%	** Foreign investments	17.6%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.2%
Delphi Automotive PLC	32,976	$ 1,610
Johnson Controls, Inc.	1,258	47
Tenneco, Inc. (a)	13,400	594
		2,251
Automobiles - 0.6%
Ford Motor Co.	258,663	4,056
Harley-Davidson, Inc.	17,301	944
Honda Motor Co. Ltd.	27,000	1,002
		6,002
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	246,000	1,506
H&R Block, Inc.	111,400	3,261
Kroton Educacional SA	81,400	1,167
		5,934
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc.	46,500	1,082
Brinker International, Inc.	88,618	3,475
Club Mediterranee SA (a)	22,129	508
Hyatt Hotels Corp. Class A (a)	22,646	931
Icahn Enterprises LP rights	115,176	0
Las Vegas Sands Corp.	6,805	394
Penn National Gaming, Inc. (a)	3,900	215
Ruth's Hospitality Group, Inc.	22,565	253
Spur Corp. Ltd.	59,639	175
Starbucks Corp.	39,801	2,510
Texas Roadhouse, Inc. Class A	76,252	1,803
Wyndham Worldwide Corp.	8,100	471
Yum! Brands, Inc.	46,153	3,127
		14,944
Household Durables - 0.4%
Taylor Wimpey PLC	795,900	1,199
Toll Brothers, Inc. (a)	35,900	1,227
Whirlpool Corp.	13,703	1,751
		4,177
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	39,967	897
Ocado Group PLC (a)(d)	254,671	1,052
		1,949
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Amer Group PLC (A Shares)	31,500	$ 580
BRP, Inc.	12,000	286
Brunswick Corp.	41,400	1,390
Polaris Industries, Inc.	10,600	1,012
		3,268
Media - 3.5%
Antena 3 de Television SA (d)	19,200	127
CBS Corp. Class B	109,868	5,438
Comcast Corp. Class A	200,893	8,066
Ipsos SA	13,689	494
MDC Partners, Inc. Class A (sub. vtg.)	114,234	2,014
Mood Media Corp. (a)(f)(g)	135,900	140
News Corp. Class A	80,173	2,574
Omnicom Group, Inc.	24,305	1,510
The Walt Disney Co.	78,770	4,969
Time Warner, Inc.	36,291	2,118
Valassis Communications, Inc.	17,865	464
Viacom, Inc. Class B (non-vtg.)	75,026	4,943
		32,857
Multiline Retail - 0.2%
PPR SA	7,200	1,574
The Bon-Ton Stores, Inc.	22,200	473
		2,047
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	86,105	1,704
Ascena Retail Group, Inc. (a)	59,026	1,200
AutoZone, Inc. (a)	4,120	1,684
Bed Bath & Beyond, Inc. (a)	12,354	843
Body Central Corp. (a)	103,390	1,271
CarMax, Inc. (a)	3,877	181
CST Brands, Inc. (a)	1	0 *
Express, Inc. (a)	87,141	1,900
Foot Locker, Inc.	21,739	746
Francescas Holdings Corp. (a)	32,054	915
GNC Holdings, Inc.	24,300	1,094
Home Depot, Inc.	116,237	9,143
Kingfisher PLC	199,980	1,050
L Brands, Inc.	32,040	1,602
Lowe's Companies, Inc.	127,114	5,353
OfficeMax, Inc.	95,994	1,251
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc.	74,082	$ 2,710
Ross Stores, Inc.	18,765	1,207
Staples, Inc.	29,831	447
SuperGroup PLC (a)	96,467	1,132
TJX Companies, Inc.	51,601	2,612
		38,045
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	12,384	721
lululemon athletica, Inc. (a)	3,017	235
NIKE, Inc. Class B	48,755	3,006
PVH Corp.	21,461	2,472
VF Corp.	6,250	1,149
		7,583
TOTAL CONSUMER DISCRETIONARY		119,057
CONSUMER STAPLES - 10.0%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	24,100	2,219
Beam, Inc.	11,077	718
Coca-Cola Enterprises, Inc.	2,100	78
Cott Corp.	129,600	1,061
Dr. Pepper Snapple Group, Inc.	75,784	3,485
Molson Coors Brewing Co. Class B	2,600	128
Monster Beverage Corp. (a)	54,387	2,969
Remy Cointreau SA	4,500	522
SABMiller PLC	24,200	1,224
The Coca-Cola Co.	267,575	10,700
		23,104
Food & Staples Retailing - 1.6%
Carrefour SA	4,262	126
CVS Caremark Corp.	114,524	6,594
Kroger Co.	53,952	1,817
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	20,939	992
Wal-Mart Stores, Inc.	13,767	1,030
Walgreen Co.	98,193	4,690
		15,249
Food Products - 1.7%
Amira Nature Foods Ltd.	68,222	608
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Astral Foods Ltd.	54,521	$ 484
Bunge Ltd.	17,650	1,228
Cal-Maine Foods, Inc.	2,088	93
Danone SA	13,200	973
Green Mountain Coffee Roasters, Inc. (a)	33,676	2,463
Hilton Food Group PLC	73,331	393
Ingredion, Inc.	13,643	929
Kellogg Co.	31,711	1,968
Marine Harvest ASA	1,172,273	1,222
Mead Johnson Nutrition Co. Class A	19,391	1,572
Mondelez International, Inc.	151,530	4,464
		16,397
Household Products - 2.0%
Energizer Holdings, Inc.	21,860	2,092
Procter & Gamble Co.	177,856	13,652
Svenska Cellulosa AB (SCA) (B Shares)	90,000	2,249
Unicharm Corp.	22,500	1,258
		19,251
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	14,589	989
Hengan International Group Co. Ltd.	76,500	846
Herbalife Ltd.	23,500	1,097
Nu Skin Enterprises, Inc. Class A	3,190	188
		3,120
Tobacco - 2.0%
Altria Group, Inc.	45,698	1,650
British American Tobacco PLC (United Kingdom)	37,600	2,066
Japan Tobacco, Inc.	119,600	4,070
Philip Morris International, Inc.	118,863	10,806
		18,592
TOTAL CONSUMER STAPLES		95,713
ENERGY - 10.0%
Energy Equipment & Services - 3.6%
BW Offshore Ltd.	1,030,952	1,376
Cameron International Corp. (a)	101,914	6,204
Cathedral Energy Services Ltd.	124,600	553
Ensco PLC Class A	79,400	4,777
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Essential Energy Services Ltd.	441,500	$ 1,060
Halliburton Co.	82,605	3,457
National Oilwell Varco, Inc.	93,582	6,579
Noble Corp.	47,079	1,824
Schlumberger Ltd.	77,617	5,668
Vantage Drilling Co. (a)	834,115	1,602
Xtreme Drilling & Coil Services Corp. (a)	404,600	1,034
Xtreme Drilling & Coil Services Corp. (e)	132,500	339
		34,473
Oil, Gas & Consumable Fuels - 6.4%
Access Midstream Partners LP	34,591	1,488
Americas Petrogas, Inc. (a)	264,700	406
Americas Petrogas, Inc. (a)(e)	286,000	439
Anadarko Petroleum Corp.	47,198	4,128
Apache Corp.	25,078	2,060
Atlas Energy LP	9,400	461
Atlas Pipeline Partners LP	44,607	1,660
BPZ Energy, Inc. (a)	319,601	617
Cabot Oil & Gas Corp.	16,054	1,130
Coal India Ltd.	14,500	83
Cobalt International Energy, Inc. (a)	82,608	2,143
Concho Resources, Inc. (a)	21,740	1,819
Crown Point Energy, Inc. (e)(f)	329,102	76
Double Eagle Petroleum Co. (a)	114,413	471
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
Energen Corp.	37,159	2,014
EOG Resources, Inc.	11,695	1,510
EQT Corp.	29,702	2,373
Halcon Resources Corp. (a)	90,000	475
Hess Corp.	6,253	422
InterOil Corp. (a)(d)	54,502	4,524
Magellan Midstream Partners LP	11,526	599
Marathon Petroleum Corp.	14,652	1,209
Markwest Energy Partners LP	45,610	3,003
Motor Oil (HELLAS) Corinth Refineries SA	2,600	26
Noble Energy, Inc.	14,600	842
Northern Oil & Gas, Inc. (a)	266,609	3,511
Occidental Petroleum Corp.	70,247	6,468
Painted Pony Petroleum Ltd. (e)	49,500	446
Painted Pony Petroleum Ltd. Class A (a)	74,350	671
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan Orient Energy Corp.	28,000	$ 46
Peabody Energy Corp.	94,423	1,857
Phillips 66	37,407	2,490
Pioneer Natural Resources Co.	4,893	679
Royal Dutch Shell PLC Class A sponsored ADR	35,352	2,346
Southcross Energy Partners LP	35,641	800
Suncor Energy, Inc.	32,480	985
TAG Oil Ltd. (a)	421,700	1,273
TAG Oil Ltd. (e)	15,900	48
The Williams Companies, Inc.	131,301	4,619
Valero Energy Corp.	17,073	694
Western Gas Equity Partners LP	4,543	170
		61,081
TOTAL ENERGY		95,554
FINANCIALS - 15.9%
Capital Markets - 2.4%
AllianceBernstein Holding LP	39,040	988
Ameriprise Financial, Inc.	14,045	1,145
BlackRock, Inc. Class A	8,899	2,485
Goldman Sachs Group, Inc.	3,462	561
GP Investments Ltd. Class A (depositary receipt) (a)	456,760	1,011
ICG Group, Inc. (a)	38,648	429
Invesco Ltd.	69,084	2,331
KKR & Co. LP	68,460	1,334
Monex Group, Inc. (d)	4,149	1,533
Morgan Stanley	127,414	3,300
Oaktree Capital Group LLC	33,200	1,731
The Blackstone Group LP	55,420	1,213
UBS AG (NY Shares)	255,742	4,483
		22,544
Commercial Banks - 3.1%
Axis Bank Ltd.	3,884	98
Bank of Ireland (a)	14,643	3
Barclays PLC sponsored ADR	160,340	3,077
Commerce Bancshares, Inc.	21,923	954
Guaranty Trust Bank PLC GDR (Reg. S)	56,572	503
Huntington Bancshares, Inc.	8,500	66
Itau Unibanco Holding SA sponsored ADR	49,518	745
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Komercni Banka A/S	200	$ 38
M&T Bank Corp.	8,090	849
PNC Financial Services Group, Inc.	34,440	2,467
PT Bank Rakyat Indonesia Tbk	64,000	58
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	42,000	514
U.S. Bancorp	113,357	3,974
Wells Fargo & Co.	392,211	15,904
		29,250
Consumer Finance - 0.8%
American Express Co.	9,364	709
Capital One Financial Corp.	82,313	5,015
SLM Corp.	86,898	2,063
		7,787
Diversified Financial Services - 4.8%
Bank of America Corp.	863,473	11,795
Citigroup, Inc.	299,573	15,575
JPMorgan Chase & Co.	202,459	11,052
McGraw-Hill Companies, Inc.	53,980	2,945
ORIX Corp.	65,400	867
PICO Holdings, Inc. (a)	154,614	3,493
The NASDAQ Stock Market, Inc.	4,292	135
		45,862
Insurance - 2.4%
ACE Ltd.	22,176	1,989
AFLAC, Inc.	31,832	1,773
Allied World Assurance Co. Holdings Ltd.	10,263	918
Arthur J. Gallagher & Co.	13,665	597
Assured Guaranty Ltd.	208,751	4,722
Axis Capital Holdings Ltd.	11,500	501
Berkshire Hathaway, Inc. Class B (a)	16,553	1,888
Everest Re Group Ltd.	8,134	1,054
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,300	929
Marsh & McLennan Companies, Inc.	27,300	1,093
MetLife, Inc.	63,621	2,813
Prudential Financial, Inc.	30,264	2,087
The Travelers Companies, Inc.	22,053	1,846
Validus Holdings Ltd.	22,230	803
		23,013
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.7%
American Tower Corp.	26,419	$ 2,056
Beni Stabili SpA SIIQ	1,669,200	1,173
CBL & Associates Properties, Inc.	58,332	1,341
Coresite Realty Corp.	1,300	42
Corrections Corp. of America	16,228	570
Cousins Properties, Inc.	57,176	590
Douglas Emmett, Inc.	48,532	1,237
Education Realty Trust, Inc.	122,600	1,282
Lexington Corporate Properties Trust	96,600	1,216
Parkway Properties, Inc.	26,500	455
Piedmont Office Realty Trust, Inc. Class A	28,100	534
Prologis, Inc.	30,057	1,211
Retail Properties America, Inc.	21,300	325
SL Green Realty Corp.	17,330	1,507
Westfield Group unit	83,214	913
Weyerhaeuser Co.	48,108	1,435
		15,887
Real Estate Management & Development - 0.5%
Atrium European Real Estate Ltd.	14,913	88
CBRE Group, Inc. (a)	165,607	3,839
CSI Properties Ltd.	10,910,000	484
Jones Lang LaSalle, Inc.	4,700	432
LEG Immobilien AG	6,871	392
		5,235
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	156,600	968
Radian Group, Inc.	52,300	673
		1,641
TOTAL FINANCIALS		151,219
HEALTH CARE - 13.5%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (a)	42,795	357
Alnylam Pharmaceuticals, Inc. (a)	97,100	2,974
Amgen, Inc.	56,391	5,669
Array Biopharma, Inc. (a)	32,000	187
Biogen Idec, Inc. (a)	15,209	3,612
Biovitrum AB (a)	136,220	847
CSL Ltd.	3,198	182
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cytos Biotechnology AG (a)	853	$ 3
Dynavax Technologies Corp. (a)	457,387	1,194
Elan Corp. PLC sponsored ADR (a)	187,097	2,369
Gentium SpA sponsored ADR (a)	29,591	248
Gilead Sciences, Inc. (a)	107,272	5,844
Grifols SA ADR	66,675	1,818
Infinity Pharmaceuticals, Inc. (a)	79,490	2,142
Insmed, Inc. (a)	15,400	207
Isis Pharmaceuticals, Inc. (a)	35,800	775
KaloBios Pharmaceuticals, Inc.	49,556	252
KaloBios Pharmaceuticals, Inc.	17,800	101
Medivation, Inc. (a)	9,400	456
Merrimack Pharmaceuticals, Inc. (a)	46,100	255
Novavax, Inc. (a)	97,129	186
Onyx Pharmaceuticals, Inc. (a)	8,145	777
Theravance, Inc. (a)	80,201	2,810
		33,265
Health Care Equipment & Supplies - 1.2%
Ansell Ltd.	25,568	421
Baxter International, Inc.	10,979	772
Boston Scientific Corp. (a)	172,662	1,595
Covidien PLC	25,773	1,639
Genmark Diagnostics, Inc. (a)	87,606	1,305
Hill-Rom Holdings, Inc.	29,867	1,079
Sirona Dental Systems, Inc. (a)	13,489	957
Stryker Corp.	30,855	2,048
Trinity Biotech PLC sponsored ADR	16,621	291
Zimmer Holdings, Inc.	12,142	953
		11,060
Health Care Providers & Services - 3.3%
Accretive Health, Inc. (a)	129,000	1,468
AmerisourceBergen Corp.	45,595	2,466
AmSurg Corp. (a)	27,766	987
Apollo Hospitals Enterprise Ltd.	28,240	502
BioScrip, Inc. (a)	68,596	959
Brookdale Senior Living, Inc. (a)	208,727	5,917
DaVita, Inc. (a)	14,573	1,808
Emeritus Corp. (a)	65,163	1,656
Express Scripts Holding Co. (a)	74,301	4,616
McKesson Corp.	21,045	2,396
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	9,515	$ 883
Qualicorp SA (a)	122,700	1,086
Quest Diagnostics, Inc.	28,946	1,790
UnitedHealth Group, Inc.	82,116	5,143
		31,677
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	27,330	1,242
Lonza Group AG	10,483	783
		2,025
Pharmaceuticals - 5.3%
AbbVie, Inc.	104,031	4,441
Actavis, Inc. (a)	20,209	2,492
Allergan, Inc.	5,000	497
AVANIR Pharmaceuticals Class A (a)	93,455	310
Biodelivery Sciences International, Inc. (a)	143,414	631
Cadence Pharmaceuticals, Inc. (a)(d)	341,498	2,271
Dechra Pharmaceuticals PLC	43,500	452
Endo Health Solutions, Inc. (a)	50,260	1,824
GlaxoSmithKline PLC	91,400	2,365
Horizon Pharma, Inc.	367,185	870
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	27,294	0 *
warrants 9/25/17 (a)	109,700	0 *
Jazz Pharmaceuticals PLC (a)	20,720	1,408
Johnson & Johnson	146,419	12,326
Merck & Co., Inc.	240,824	11,246
Novo Nordisk A/S Series B	13,945	2,260
Optimer Pharmaceuticals, Inc. (a)(d)	23,450	349
Pfizer, Inc.	20,462	557
Sanofi SA	28,394	3,028
Valeant Pharmaceuticals International, Inc. (Canada) (a)	14,600	1,343
Warner Chilcott PLC	104,584	2,008
		50,678
TOTAL HEALTH CARE		128,705
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.9%
Finmeccanica SpA (a)	111,336	622
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
General Dynamics Corp.	13,209	$ 1,018
Honeywell International, Inc.	58,917	4,623
Meggitt PLC	248,751	2,013
Orbital Sciences Corp. (a)	5,590	102
Textron, Inc.	67,532	1,821
The Boeing Co.	9,837	974
United Technologies Corp.	78,071	7,409
		18,582
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	50,643	4,350
Airlines - 0.1%
Copa Holdings SA Class A	3,000	394
easyJet PLC	14,500	279
		673
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	8,334	433
Masco Corp.	228,053	4,794
Ply Gem Holdings, Inc.	13,200	305
		5,532
Commercial Services & Supplies - 0.5%
Multiplus SA	92,800	1,500
Republic Services, Inc.	46,840	1,597
Swisher Hygiene, Inc. (a)	202,331	210
Swisher Hygiene, Inc. (Canada) (a)	77,001	80
Waste Management, Inc.	24,308	1,019
West Corp.	20,500	469
		4,875
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	30,641	943
Boart Longyear Ltd.	251,495	161
Fluor Corp.	12,436	786
MasTec, Inc. (a)	31,210	992
URS Corp.	26,106	1,265
		4,147
Electrical Equipment - 1.9%
Alstom SA	43,202	1,635
AMETEK, Inc.	30,332	1,309
Bharat Heavy Electricals Ltd.	157,533	556
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Eaton Corp. PLC	33,453	$ 2,210
Emerson Electric Co.	55,769	3,204
Generac Holdings, Inc.	42,806	1,734
Hubbell, Inc. Class B	14,324	1,439
Polypore International, Inc. (a)	10,200	384
Prysmian SpA	80,029	1,721
Regal-Beloit Corp.	29,687	2,004
Roper Industries, Inc.	12,261	1,523
		17,719
Industrial Conglomerates - 1.9%
3M Co.	4,300	474
Carlisle Companies, Inc.	15,347	1,004
General Electric Co.	652,510	15,217
Koninklijke Philips Electronics NV	33,500	949
Reunert Ltd.	20,553	146
Siemens AG sponsored ADR	1,300	137
		17,927
Machinery - 2.3%
Actuant Corp. Class A	34,626	1,177
Cummins, Inc.	19,290	2,308
Dover Corp.	13,589	1,063
GEA Group AG	15,363	562
Global Brass & Copper Holdings, Inc.	55,100	727
Harsco Corp.	41,921	980
Illinois Tool Works, Inc.	28,700	2,013
Ingersoll-Rand PLC	62,752	3,610
Manitowoc Co., Inc.	147,803	3,105
Pentair Ltd.	33,160	1,931
Stanley Black & Decker, Inc.	45,156	3,577
Terex Corp. (a)	5,601	201
Timken Co.	18,309	1,039
		22,293
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	213,416	623
Professional Services - 0.5%
CRA International, Inc. (a)	36,741	658
Dun & Bradstreet Corp.	18,774	1,842
Manpower, Inc.	9,496	544
Michael Page International PLC	159,115	930
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Randstad Holding NV	11,032	$ 473
Verisk Analytics, Inc. (a)	8,200	482
		4,929
Road & Rail - 1.0%
Con-way, Inc.	6,000	228
CSX Corp.	48,577	1,225
J.B. Hunt Transport Services, Inc.	6,644	489
Norfolk Southern Corp.	2,300	176
Union Pacific Corp.	45,415	7,022
		9,140
Trading Companies & Distributors - 0.4%
Houston Wire & Cable Co.	73,887	1,035
Watsco, Inc.	17,604	1,536
WESCO International, Inc. (a)	17,537	1,302
		3,873
TOTAL INDUSTRIALS		114,663
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	379,213	9,131
QUALCOMM, Inc.	94,628	6,007
		15,138
Computers & Peripherals - 3.0%
Apple, Inc.	49,013	22,051
EMC Corp.	60,968	1,510
NCR Corp. (a)	55,625	1,858
Seagate Technology	19,053	821
Western Digital Corp.	35,415	2,242
		28,482
Electronic Equipment & Components - 0.5%
Corning, Inc.	102,112	1,569
Jabil Circuit, Inc.	57,408	1,152
TE Connectivity Ltd.	52,722	2,340
		5,061
Internet Software & Services - 2.1%
Active Network, Inc. (a)(d)	126,177	844
Demandware, Inc. (a)	17,069	522
Google, Inc. Class A (a)	17,832	15,521
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Halogen Software, Inc.	11,400	$ 146
Mail.Ru Group Ltd.:
GDR (e)	1,900	53
GDR (Reg. S)	31,200	871
Marketo, Inc.	21,900	518
Velti PLC (a)	371,006	653
Velti PLC (g)	192,692	305
Yahoo!, Inc. (a)	8,500	224
		19,657
IT Services - 3.1%
Accenture PLC Class A	46,738	3,838
Amdocs Ltd.	32,982	1,177
Cognizant Technology Solutions Corp. Class A (a)	16,182	1,046
EPAM Systems, Inc. (a)	61,400	1,422
EVERTEC, Inc.	34,300	687
ExlService Holdings, Inc. (a)	34,783	1,020
Fidelity National Information Services, Inc.	58,748	2,638
MasterCard, Inc. Class A	6,642	3,788
Sapient Corp. (a)	119,856	1,544
Total System Services, Inc.	57,019	1,341
Unisys Corp. (a)	38,282	791
Virtusa Corp. (a)	33,743	792
Visa, Inc. Class A	54,271	9,668
		29,752
Office Electronics - 0.3%
Xerox Corp.	336,980	2,962
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	25,500	846
Analog Devices, Inc.	28,595	1,313
Applied Micro Circuits Corp. (a)	38,200	295
ASML Holding NV	75,012	6,096
Avago Technologies Ltd.	35,435	1,336
Broadcom Corp. Class A	48,450	1,740
Freescale Semiconductor Holdings I Ltd. (a)	103,538	1,648
LTX-Credence Corp. (a)	224,668	1,274
MagnaChip Semiconductor Corp. (a)	34,139	632
Maxim Integrated Products, Inc.	49,396	1,457
Microchip Technology, Inc.	7,639	279
Micron Technology, Inc. (a)	117,220	1,369
Monolithic Power Systems, Inc.	8,500	209
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	59,247	$ 1,828
Samsung Electronics Co. Ltd.	2,191	2,948
Skyworks Solutions, Inc. (a)	135,211	3,226
		26,496
Software - 3.3%
Activision Blizzard, Inc.	192,233	2,774
Adobe Systems, Inc. (a)	17,338	744
Autodesk, Inc. (a)	36,745	1,386
Check Point Software Technologies Ltd. (a)	40,164	2,011
Citrix Systems, Inc. (a)	38,961	2,507
Comverse, Inc.	42,777	1,277
Constellation Software, Inc.	6,900	1,012
Electronic Arts, Inc. (a)	144,386	3,319
Infoblox, Inc. (a)	15,300	372
Jive Software, Inc. (a)	27,262	461
MICROS Systems, Inc. (a)	17,500	739
Microsoft Corp.	181,889	6,344
Oracle Corp.	166,198	5,611
SS&C Technologies Holdings, Inc. (a)	27,674	875
Symantec Corp.	60,370	1,352
Verint Systems, Inc. (a)	33,979	1,141
		31,925
TOTAL INFORMATION TECHNOLOGY		159,473
MATERIALS - 4.2%
Chemicals - 2.0%
Albemarle Corp.	17,300	1,158
Ashland, Inc.	19,413	1,726
Axiall Corp.	24,458	1,055
Cabot Corp.	31,565	1,292
Eastman Chemical Co.	23,207	1,664
Filtrona PLC	7,300	77
Innospec, Inc.	8,006	328
LyondellBasell Industries NV Class A	34,896	2,326
Monsanto Co.	30,401	3,060
PetroLogistics LP	15,317	207
PolyOne Corp.	21,412	550
PPG Industries, Inc.	11,185	1,718
Royal DSM NV	2,100	138
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
RPM International, Inc.	30,309	$ 1,004
W.R. Grace & Co. (a)	35,870	3,031
		19,334
Construction Materials - 0.3%
HeidelbergCement Finance AG	473	36
Lafarge SA (Bearer)	11,900	856
Vulcan Materials Co.	34,077	1,826
		2,718
Containers & Packaging - 0.3%
Nampak Ltd.	301,028	1,044
Rock-Tenn Co. Class A	15,404	1,522
		2,566
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	18,298	595
Commercial Metals Co.	93,987	1,449
Franco-Nevada Corp.	2,600	108
Freeport-McMoRan Copper & Gold, Inc.	51,821	1,609
Goldcorp, Inc.	84,700	2,514
Ivanplats Ltd. (e)	746,308	1,944
Randgold Resources Ltd. sponsored ADR	29,300	2,297
Turquoise Hill Resources Ltd. (a)	379,593	2,534
		13,050
Paper & Forest Products - 0.2%
Canfor Corp. (a)	17,100	287
International Paper Co.	35,174	1,623
		1,910
TOTAL MATERIALS		39,578
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	59,011	2,015
PT Telkomunikasi Indonesia Tbk sponsored ADR	22,319	1,009
Verizon Communications, Inc.	16,997	824
		3,848
Wireless Telecommunication Services - 0.7%
Megafon OJSC GDR	18,400	575
Mobile TeleSystems OJSC sponsored ADR	49,034	945
SBA Communications Corp. Class A (a)	37,497	2,822
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Softbank Corp.	7,700	$ 385
Vodafone Group PLC	580,500	1,682
		6,409
TOTAL TELECOMMUNICATION SERVICES		10,257
UTILITIES - 2.6%
Electric Utilities - 1.3%
Edison International	50,007	2,297
Hawaiian Electric Industries, Inc. (d)	28,968	758
ITC Holdings Corp.	32,738	2,834
NextEra Energy, Inc.	38,627	2,921
Northeast Utilities	79,396	3,308
		12,118
Gas Utilities - 0.0%
Atmos Energy Corp.	6,958	294
Independent Power Producers & Energy Traders - 0.3%
The AES Corp.	247,279	3,017
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	40,739	944
Dominion Resources, Inc.	9,400	532
National Grid PLC	28,500	339
PG&E Corp.	46,700	2,097
Sempra Energy	63,309	5,147
		9,059
Water Utilities - 0.0%
American Water Works Co., Inc.	6,010	240
TOTAL UTILITIES		24,728
TOTAL COMMON STOCKS (Cost $800,601)		938,947
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	9,500	561
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	4,100	$ 900
TOTAL PREFERRED STOCKS (Cost $1,460)		1,461
Corporate Bonds - 0.6%
		Principal Amount (000s)(h)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)		$ 330	364
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		791	562
BPZ Energy, Inc. 6.5% 3/1/15		430	345
			907
TOTAL ENERGY			1,271
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		1,070	1,069
InterMune, Inc. 2.5% 12/15/17		330	362
Theravance, Inc. 2.125% 1/15/23		430	620
			2,051
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (g)		450	450
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17		820	739
Corporate Bonds - continued
		Principal Amount (000s)(h)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)		$ 380	$ 420
TOTAL CONVERTIBLE BONDS			4,931
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	652	881
TOTAL CORPORATE BONDS (Cost $5,647)			5,812
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	5,984,392	5,984
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,010,295	5,010
TOTAL MONEY MARKET FUNDS (Cost $10,994)		10,994
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $818,702)		957,214
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,379)
NET ASSETS - 100%		$ 952,835
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,129,000 or 0.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $895,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 450
Mood Media Corp.	2/2/11	$ 275
Velti PLC	4/19/13	$ 289
(h) Amount is stated in United States dollars unless otherwise noted.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	338
Total	$ 342
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 119,957	$ 118,955	$ 1,002	$ -
Consumer Staples	95,713	85,254	10,459	-
Energy	95,554	95,471	83	-
Financials	151,219	147,263	3,956	-
Health Care	128,705	119,695	9,010	-
Industrials	114,663	112,997	1,666	-
Information Technology	160,034	156,781	3,253	-
Materials	39,578	39,578	-	-
Telecommunication Services	10,257	8,190	2,067	-
Utilities	24,728	24,389	339	-
Corporate Bonds	5,812	-	5,362	450
Money Market Funds	10,994	10,994	-	-
Total Investments in Securities:	$ 957,214	$ 919,567	$ 37,197	$ 450
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.7%
Canada	2.6%
United Kingdom	2.5%
Ireland	2.0%
Bermuda	1.5%
Switzerland	1.3%
Netherlands	1.2%
France	1.2%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,640) - See accompanying schedule: Unaffiliated issuers (cost $807,708)	$ 946,220
Fidelity Central Funds (cost $10,994)	10,994
Total Investments (cost $818,702)		$ 957,214
Cash		9
Foreign currency held at value (cost $9)		9
Receivable for investments sold Regular delivery		11,042
Delayed delivery		77
Receivable for fund shares sold		574
Dividends receivable		1,371
Interest receivable		145
Distributions receivable from Fidelity Central Funds		65
Other receivables		8
Total assets		970,514

Liabilities
Payable for investments purchased	$ 10,569
Payable for fund shares redeemed	1,171
Accrued management fee	295
Distribution and service plan fees payable	344
Other affiliated payables	205
Other payables and accrued expenses	85
Collateral on securities loaned, at value	5,010
Total liabilities		17,679

Net Assets		$ 952,835
Net Assets consist of:
Paid in capital		$ 861,015
Undistributed net investment income		514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,203)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,509
Net Assets		$ 952,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($338,289 ÷ 22,166.1 shares)	$ 15.26

Maximum offering price per share (100/94.25 of $15.26)	$ 16.19
Class T: Net Asset Value and redemption price per share ($342,175 ÷ 22,504.4 shares)	$ 15.20

Maximum offering price per share (100/96.50 of $15.20)	$ 15.75
Class B: Net Asset Value and offering price per share ($15,201 ÷ 1,031.2 shares)A	$ 14.74

Class C: Net Asset Value and offering price per share ($140,187 ÷ 9,535.2 shares)A	$ 14.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($116,983 ÷ 7,383.9 shares)	$ 15.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,289
Interest		334
Income from Fidelity Central Funds		342
Total income		7,965

Expenses
Management fee Basic fee	$ 2,507
Performance adjustment	(624)
Transfer agent fees	1,059
Distribution and service plan fees	1,953
Accounting and security lending fees	154
Custodian fees and expenses	107
Independent trustees' compensation	3
Registration fees	72
Audit	32
Legal	2
Miscellaneous	5
Total expenses before reductions	5,270
Expense reductions	(99)	5,171
Net investment income (loss)		2,794
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,966
Foreign currency transactions	(23)
Total net realized gain (loss)		53,943
Change in net unrealized appreciation (depreciation) on: Investment securities	71,153
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		71,154
Net gain (loss)		125,097
Net increase (decrease) in net assets resulting from operations		$ 127,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,794	$ 3,116
Net realized gain (loss)	53,943	39,284
Change in net unrealized appreciation (depreciation)	71,154	84,266
Net increase (decrease) in net assets resulting from operations	127,891	126,666
Distributions to shareholders from net investment income	(5,093)	-
Share transactions - net increase (decrease)	(17,273)	(97,081)
Total increase (decrease) in net assets	105,525	29,585

Net Assets
Beginning of period	847,310	817,725
End of period (including undistributed net investment income of $514 and undistributed net investment income of $2,813, respectively)	$ 952,835	$ 847,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.45	$ 11.58	$ 9.95	$ 6.64	$ 13.75
Income from Investment Operations
Net investment income (loss) E	.06	.07	.02	.03 H	.04	.11
Net realized and unrealized gain (loss)	1.97	1.81	(.09)	1.66	3.41	(6.13)
Total from investment operations	2.03	1.88	(.07)	1.69	3.45	(6.02)
Distributions from net investment income	(.10)	-	-	(.02)	(.14)	(.10)
Distributions from net realized gain	-	-	(.06)	(.05)	-	(.99)
Total distributions	(.10)	-	(.06)	(.06) J	(.14)	(1.09)
Net asset value, end of period	$ 15.26	$ 13.33	$ 11.45	$ 11.58	$ 9.95	$ 6.64
Total Return B,C,D	15.36%	16.42%	(.63)%	17.09%	52.97%	(47.51)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.21%	1.36%	1.36%	1.08%	1.08%
Expenses net of fee waivers, if any	1.00% A	1.21%	1.33%	1.25%	1.08%	1.08%
Expenses net of all reductions	.98% A	1.20%	1.33%	1.24%	1.08%	1.08%
Net investment income (loss)	.78% A	.53%	.16%	.24% H	.56%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 338	$ 301	$ 295	$ 285	$ 240	$ 192
Portfolio turnover rate G	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 11.42	$ 11.55	$ 9.92	$ 6.60	$ 13.67
Income from Investment Operations
Net investment income (loss) E	.04	.04	(.01)	- H,J	.03	.09
Net realized and unrealized gain (loss)	1.97	1.80	(.09)	1.67	3.39	(6.11)
Total from investment operations	2.01	1.84	(.10)	1.67	3.42	(6.02)
Distributions from net investment income	(.07)	-	-	-	(.10)	(.06)
Distributions from net realized gain	-	-	(.03)	(.04)	-	(.99)
Total distributions	(.07)	-	(.03)	(.04)	(.10)	(1.05)
Net asset value, end of period	$ 15.20	$ 13.26	$ 11.42	$ 11.55	$ 9.92	$ 6.60
Total Return B,C,D	15.27%	16.11%	(.90)%	16.88%	52.60%	(47.66)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.22% A	1.42%	1.57%	1.57%	1.31%	1.29%
Expenses net of fee waivers, if any	1.22% A	1.42%	1.55%	1.50%	1.31%	1.29%
Expenses net of all reductions	1.20% A	1.42%	1.54%	1.49%	1.30%	1.28%
Net investment income (loss)	.56% A	.32%	(.06)%	(.01)% H	.34%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 342	$ 304	$ 294	$ 322	$ 305	$ 263
Portfolio turnover rate G	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.11	$ 11.26	$ 9.68	$ 6.42	$ 13.29
Income from Investment Operations
Net investment income (loss) E	-	(.03)	(.07)	(.05) H	(.01)	.03
Net realized and unrealized gain (loss)	1.92	1.74	(.08)	1.63	3.31	(5.94)
Total from investment operations	1.92	1.71	(.15)	1.58	3.30	(5.91)
Distributions from net investment income	-	-	-	-	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(.96)
Total distributions	-	-	-	-	(.04)	(.96)
Net asset value, end of period	$ 14.74	$ 12.82	$ 11.11	$ 11.26	$ 9.68	$ 6.42
Total ReturnB,C,D	14.98%	15.39%	(1.33)%	16.32%	51.61%	(47.88)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.80% A	1.99%	2.14%	2.13%	1.81%	1.85%
Expenses net of fee waivers, if any	1.80% A	1.99%	2.09%	2.00%	1.81%	1.85%
Expenses net of all reductions	1.78% A	1.99%	2.09%	2.00%	1.80%	1.85%
Net investment income (loss)	(.02)% A	(.25)%	(.61)%	(.51)%H	(.17)%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 17	$ 22	$ 43	$ 69	$ 75
Portfolio turnover rateG	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 11.07	$ 11.22	$ 9.65	$ 6.41	$ 13.30
Income from Investment Operations
Net investment income (loss) E	- J	(.02)	(.07)	(.05) H	(.01)	.03
Net realized and unrealized gain (loss)	1.91	1.74	(.08)	1.62	3.30	(5.94)
Total from investment operations	1.91	1.72	(.15)	1.57	3.29	(5.91)
Distributions from net investment income	- J	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	- J	-	(.98)
Total distributions	-	-	-	- J	(.05)	(.98)
Net asset value, end of period	$ 14.70	$ 12.79	$ 11.07	$ 11.22	$ 9.65	$ 6.41
Total Return B,C,D	14.97%	15.54%	(1.34)%	16.31%	51.79%	(47.93)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.74% A	1.94%	2.08%	2.08%	1.81%	1.82%
Expenses net of fee waivers, if any	1.74% A	1.94%	2.06%	2.00%	1.81%	1.82%
Expenses net of all reductions	1.72% A	1.93%	2.05%	1.99%	1.81%	1.81%
Net investment income (loss)	.05% A	(.20)%	(.57)%	(.51)% H	(.17)%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 123	$ 124	$ 129	$ 125	$ 103
Portfolio turnover rate G	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 11.88	$ 12.00	$ 10.31	$ 6.73	$ 13.92
Income from Investment Operations
Net investment income (loss) D	.08	.11	.06	.05 G	.08	.15
Net realized and unrealized gain (loss)	2.05	1.87	(.09)	1.74	3.52	(6.21)
Total from investment operations	2.13	1.98	(.03)	1.79	3.60	(6.06)
Distributions from net investment income	(.15)	-	(.02)	(.06)	(.02)	(.14)
Distributions from net realized gain	-	-	(.07)	(.04)	-	(.99)
Total distributions	(.15)	-	(.09)	(.10)	(.02)	(1.13)
Net asset value, end of period	$ 15.84	$ 13.86	$ 11.88	$ 12.00	$ 10.31	$ 6.73
Total Return B,C	15.53%	16.67%	(.33)%	17.47%	53.57%	(47.34)%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A	.91%	1.04%	1.03%	.70%	.76%
Expenses net of fee waivers, if any	.71% A	.91%	1.03%	1.00%	.70%	.76%
Expenses net of all reductions	.69% A	.90%	1.02%	.99%	.69%	.75%
Net investment income (loss)	1.07% A	.83%	.46%	.49% G	.94%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 103	$ 83	$ 73	$ 66	$ 55
Portfolio turnover rate F	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 168,419
Gross unrealized depreciation	(35,068)
Net unrealized appreciation (depreciation) on securities and other investments	$ 133,351

Tax cost	$ 823,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (95,001)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $348,473 and $368,121, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 399	$ 2
Class T	.25%	.25%	809	3
Class B	.75%	.25%	81	60
Class C	.75%	.25%	664	47
			$ 1,953	$ 112

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	12
Class B*	8
Class C*	2
$ 60

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 400.25
Class T	357.22
Class B	24.30
Class C	159.24
Institutional Class	119.21
	$ 1,059

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $338, including $1 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $99 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 2,287	$ -
Class T	1,666	-
Class C	38	-
Institutional Class	1,102	-
Total	$ 5,093	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,646	4,097	$ 23,629	$ 51,727
Reinvestment of distributions	152	-	2,006	-
Shares redeemed	(2,200)	(7,320)	(31,210)	(93,009)
Net increase (decrease)	(402)	(3,223)	$ (5,575)	$ (41,282)
Class T
Shares sold	2,514	4,903	$ 35,852	$ 61,627
Reinvestment of distributions	122	-	1,600	-
Shares redeemed	(3,058)	(7,690)	(43,510)	(96,565)
Net increase (decrease)	(422)	(2,787)	$ (6,058)	$ (34,938)
Class B
Shares sold	37	64	$ 519	$ 775
Reinvestment of distributions	-	-	-	-
Shares redeemed	(299)	(764)	(4,135)	(9,292)
Net increase (decrease)	(262)	(700)	$ (3,616)	$ (8,517)
Class C
Shares sold	672	1,124	$ 9,242	$ 13,734
Reinvestment of distributions	3	-	32	-
Shares redeemed	(781)	(2,672)	(10,773)	(32,129)
Net increase (decrease)	(106)	(1,548)	$ (1,499)	$ (18,395)
Institutional Class
Shares sold	699	2,225	$ 10,372	$ 29,308
Reinvestment of distributions	75	-	1,032	-
Shares redeemed	(794)	(1,777)	(11,929)	(23,257)
Net increase (decrease)	(20)	448	$ (525)	$ 6,051

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGFI-USAN-0713
1.786780.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,153.60	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.22%
Actual		$ 1,000.00	$ 1,152.70	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.80%
Actual		$ 1,000.00	$ 1,149.80	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.74%
Actual		$ 1,000.00	$ 1,149.70	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,155.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.3	4.8
Wells Fargo & Co.	1.7	1.7
Citigroup, Inc.	1.6	1.0
Google, Inc. Class A	1.6	1.5
General Electric Co.	1.6	1.0
Procter & Gamble Co.	1.4	1.1
Johnson & Johnson	1.3	1.3
Bank of America Corp.	1.2	0.0
Merck & Co., Inc.	1.2	1.2
JPMorgan Chase & Co.	1.2	0.7
	15.1
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	20.2
Financials	16.0	13.3
Health Care	13.7	12.4
Consumer Discretionary	12.6	12.1
Industrials	12.1	12.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.6%		Stocks 98.8%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	19.3%	** Foreign investments	17.6%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.2%
Delphi Automotive PLC	32,976	$ 1,610
Johnson Controls, Inc.	1,258	47
Tenneco, Inc. (a)	13,400	594
		2,251
Automobiles - 0.6%
Ford Motor Co.	258,663	4,056
Harley-Davidson, Inc.	17,301	944
Honda Motor Co. Ltd.	27,000	1,002
		6,002
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	246,000	1,506
H&R Block, Inc.	111,400	3,261
Kroton Educacional SA	81,400	1,167
		5,934
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc.	46,500	1,082
Brinker International, Inc.	88,618	3,475
Club Mediterranee SA (a)	22,129	508
Hyatt Hotels Corp. Class A (a)	22,646	931
Icahn Enterprises LP rights	115,176	0
Las Vegas Sands Corp.	6,805	394
Penn National Gaming, Inc. (a)	3,900	215
Ruth's Hospitality Group, Inc.	22,565	253
Spur Corp. Ltd.	59,639	175
Starbucks Corp.	39,801	2,510
Texas Roadhouse, Inc. Class A	76,252	1,803
Wyndham Worldwide Corp.	8,100	471
Yum! Brands, Inc.	46,153	3,127
		14,944
Household Durables - 0.4%
Taylor Wimpey PLC	795,900	1,199
Toll Brothers, Inc. (a)	35,900	1,227
Whirlpool Corp.	13,703	1,751
		4,177
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	39,967	897
Ocado Group PLC (a)(d)	254,671	1,052
		1,949
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Amer Group PLC (A Shares)	31,500	$ 580
BRP, Inc.	12,000	286
Brunswick Corp.	41,400	1,390
Polaris Industries, Inc.	10,600	1,012
		3,268
Media - 3.5%
Antena 3 de Television SA (d)	19,200	127
CBS Corp. Class B	109,868	5,438
Comcast Corp. Class A	200,893	8,066
Ipsos SA	13,689	494
MDC Partners, Inc. Class A (sub. vtg.)	114,234	2,014
Mood Media Corp. (a)(f)(g)	135,900	140
News Corp. Class A	80,173	2,574
Omnicom Group, Inc.	24,305	1,510
The Walt Disney Co.	78,770	4,969
Time Warner, Inc.	36,291	2,118
Valassis Communications, Inc.	17,865	464
Viacom, Inc. Class B (non-vtg.)	75,026	4,943
		32,857
Multiline Retail - 0.2%
PPR SA	7,200	1,574
The Bon-Ton Stores, Inc.	22,200	473
		2,047
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	86,105	1,704
Ascena Retail Group, Inc. (a)	59,026	1,200
AutoZone, Inc. (a)	4,120	1,684
Bed Bath & Beyond, Inc. (a)	12,354	843
Body Central Corp. (a)	103,390	1,271
CarMax, Inc. (a)	3,877	181
CST Brands, Inc. (a)	1	0 *
Express, Inc. (a)	87,141	1,900
Foot Locker, Inc.	21,739	746
Francescas Holdings Corp. (a)	32,054	915
GNC Holdings, Inc.	24,300	1,094
Home Depot, Inc.	116,237	9,143
Kingfisher PLC	199,980	1,050
L Brands, Inc.	32,040	1,602
Lowe's Companies, Inc.	127,114	5,353
OfficeMax, Inc.	95,994	1,251
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc.	74,082	$ 2,710
Ross Stores, Inc.	18,765	1,207
Staples, Inc.	29,831	447
SuperGroup PLC (a)	96,467	1,132
TJX Companies, Inc.	51,601	2,612
		38,045
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	12,384	721
lululemon athletica, Inc. (a)	3,017	235
NIKE, Inc. Class B	48,755	3,006
PVH Corp.	21,461	2,472
VF Corp.	6,250	1,149
		7,583
TOTAL CONSUMER DISCRETIONARY		119,057
CONSUMER STAPLES - 10.0%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	24,100	2,219
Beam, Inc.	11,077	718
Coca-Cola Enterprises, Inc.	2,100	78
Cott Corp.	129,600	1,061
Dr. Pepper Snapple Group, Inc.	75,784	3,485
Molson Coors Brewing Co. Class B	2,600	128
Monster Beverage Corp. (a)	54,387	2,969
Remy Cointreau SA	4,500	522
SABMiller PLC	24,200	1,224
The Coca-Cola Co.	267,575	10,700
		23,104
Food & Staples Retailing - 1.6%
Carrefour SA	4,262	126
CVS Caremark Corp.	114,524	6,594
Kroger Co.	53,952	1,817
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	20,939	992
Wal-Mart Stores, Inc.	13,767	1,030
Walgreen Co.	98,193	4,690
		15,249
Food Products - 1.7%
Amira Nature Foods Ltd.	68,222	608
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Astral Foods Ltd.	54,521	$ 484
Bunge Ltd.	17,650	1,228
Cal-Maine Foods, Inc.	2,088	93
Danone SA	13,200	973
Green Mountain Coffee Roasters, Inc. (a)	33,676	2,463
Hilton Food Group PLC	73,331	393
Ingredion, Inc.	13,643	929
Kellogg Co.	31,711	1,968
Marine Harvest ASA	1,172,273	1,222
Mead Johnson Nutrition Co. Class A	19,391	1,572
Mondelez International, Inc.	151,530	4,464
		16,397
Household Products - 2.0%
Energizer Holdings, Inc.	21,860	2,092
Procter & Gamble Co.	177,856	13,652
Svenska Cellulosa AB (SCA) (B Shares)	90,000	2,249
Unicharm Corp.	22,500	1,258
		19,251
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	14,589	989
Hengan International Group Co. Ltd.	76,500	846
Herbalife Ltd.	23,500	1,097
Nu Skin Enterprises, Inc. Class A	3,190	188
		3,120
Tobacco - 2.0%
Altria Group, Inc.	45,698	1,650
British American Tobacco PLC (United Kingdom)	37,600	2,066
Japan Tobacco, Inc.	119,600	4,070
Philip Morris International, Inc.	118,863	10,806
		18,592
TOTAL CONSUMER STAPLES		95,713
ENERGY - 10.0%
Energy Equipment & Services - 3.6%
BW Offshore Ltd.	1,030,952	1,376
Cameron International Corp. (a)	101,914	6,204
Cathedral Energy Services Ltd.	124,600	553
Ensco PLC Class A	79,400	4,777
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Essential Energy Services Ltd.	441,500	$ 1,060
Halliburton Co.	82,605	3,457
National Oilwell Varco, Inc.	93,582	6,579
Noble Corp.	47,079	1,824
Schlumberger Ltd.	77,617	5,668
Vantage Drilling Co. (a)	834,115	1,602
Xtreme Drilling & Coil Services Corp. (a)	404,600	1,034
Xtreme Drilling & Coil Services Corp. (e)	132,500	339
		34,473
Oil, Gas & Consumable Fuels - 6.4%
Access Midstream Partners LP	34,591	1,488
Americas Petrogas, Inc. (a)	264,700	406
Americas Petrogas, Inc. (a)(e)	286,000	439
Anadarko Petroleum Corp.	47,198	4,128
Apache Corp.	25,078	2,060
Atlas Energy LP	9,400	461
Atlas Pipeline Partners LP	44,607	1,660
BPZ Energy, Inc. (a)	319,601	617
Cabot Oil & Gas Corp.	16,054	1,130
Coal India Ltd.	14,500	83
Cobalt International Energy, Inc. (a)	82,608	2,143
Concho Resources, Inc. (a)	21,740	1,819
Crown Point Energy, Inc. (e)(f)	329,102	76
Double Eagle Petroleum Co. (a)	114,413	471
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
Energen Corp.	37,159	2,014
EOG Resources, Inc.	11,695	1,510
EQT Corp.	29,702	2,373
Halcon Resources Corp. (a)	90,000	475
Hess Corp.	6,253	422
InterOil Corp. (a)(d)	54,502	4,524
Magellan Midstream Partners LP	11,526	599
Marathon Petroleum Corp.	14,652	1,209
Markwest Energy Partners LP	45,610	3,003
Motor Oil (HELLAS) Corinth Refineries SA	2,600	26
Noble Energy, Inc.	14,600	842
Northern Oil & Gas, Inc. (a)	266,609	3,511
Occidental Petroleum Corp.	70,247	6,468
Painted Pony Petroleum Ltd. (e)	49,500	446
Painted Pony Petroleum Ltd. Class A (a)	74,350	671
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan Orient Energy Corp.	28,000	$ 46
Peabody Energy Corp.	94,423	1,857
Phillips 66	37,407	2,490
Pioneer Natural Resources Co.	4,893	679
Royal Dutch Shell PLC Class A sponsored ADR	35,352	2,346
Southcross Energy Partners LP	35,641	800
Suncor Energy, Inc.	32,480	985
TAG Oil Ltd. (a)	421,700	1,273
TAG Oil Ltd. (e)	15,900	48
The Williams Companies, Inc.	131,301	4,619
Valero Energy Corp.	17,073	694
Western Gas Equity Partners LP	4,543	170
		61,081
TOTAL ENERGY		95,554
FINANCIALS - 15.9%
Capital Markets - 2.4%
AllianceBernstein Holding LP	39,040	988
Ameriprise Financial, Inc.	14,045	1,145
BlackRock, Inc. Class A	8,899	2,485
Goldman Sachs Group, Inc.	3,462	561
GP Investments Ltd. Class A (depositary receipt) (a)	456,760	1,011
ICG Group, Inc. (a)	38,648	429
Invesco Ltd.	69,084	2,331
KKR & Co. LP	68,460	1,334
Monex Group, Inc. (d)	4,149	1,533
Morgan Stanley	127,414	3,300
Oaktree Capital Group LLC	33,200	1,731
The Blackstone Group LP	55,420	1,213
UBS AG (NY Shares)	255,742	4,483
		22,544
Commercial Banks - 3.1%
Axis Bank Ltd.	3,884	98
Bank of Ireland (a)	14,643	3
Barclays PLC sponsored ADR	160,340	3,077
Commerce Bancshares, Inc.	21,923	954
Guaranty Trust Bank PLC GDR (Reg. S)	56,572	503
Huntington Bancshares, Inc.	8,500	66
Itau Unibanco Holding SA sponsored ADR	49,518	745
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Komercni Banka A/S	200	$ 38
M&T Bank Corp.	8,090	849
PNC Financial Services Group, Inc.	34,440	2,467
PT Bank Rakyat Indonesia Tbk	64,000	58
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	42,000	514
U.S. Bancorp	113,357	3,974
Wells Fargo & Co.	392,211	15,904
		29,250
Consumer Finance - 0.8%
American Express Co.	9,364	709
Capital One Financial Corp.	82,313	5,015
SLM Corp.	86,898	2,063
		7,787
Diversified Financial Services - 4.8%
Bank of America Corp.	863,473	11,795
Citigroup, Inc.	299,573	15,575
JPMorgan Chase & Co.	202,459	11,052
McGraw-Hill Companies, Inc.	53,980	2,945
ORIX Corp.	65,400	867
PICO Holdings, Inc. (a)	154,614	3,493
The NASDAQ Stock Market, Inc.	4,292	135
		45,862
Insurance - 2.4%
ACE Ltd.	22,176	1,989
AFLAC, Inc.	31,832	1,773
Allied World Assurance Co. Holdings Ltd.	10,263	918
Arthur J. Gallagher & Co.	13,665	597
Assured Guaranty Ltd.	208,751	4,722
Axis Capital Holdings Ltd.	11,500	501
Berkshire Hathaway, Inc. Class B (a)	16,553	1,888
Everest Re Group Ltd.	8,134	1,054
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,300	929
Marsh & McLennan Companies, Inc.	27,300	1,093
MetLife, Inc.	63,621	2,813
Prudential Financial, Inc.	30,264	2,087
The Travelers Companies, Inc.	22,053	1,846
Validus Holdings Ltd.	22,230	803
		23,013
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.7%
American Tower Corp.	26,419	$ 2,056
Beni Stabili SpA SIIQ	1,669,200	1,173
CBL & Associates Properties, Inc.	58,332	1,341
Coresite Realty Corp.	1,300	42
Corrections Corp. of America	16,228	570
Cousins Properties, Inc.	57,176	590
Douglas Emmett, Inc.	48,532	1,237
Education Realty Trust, Inc.	122,600	1,282
Lexington Corporate Properties Trust	96,600	1,216
Parkway Properties, Inc.	26,500	455
Piedmont Office Realty Trust, Inc. Class A	28,100	534
Prologis, Inc.	30,057	1,211
Retail Properties America, Inc.	21,300	325
SL Green Realty Corp.	17,330	1,507
Westfield Group unit	83,214	913
Weyerhaeuser Co.	48,108	1,435
		15,887
Real Estate Management & Development - 0.5%
Atrium European Real Estate Ltd.	14,913	88
CBRE Group, Inc. (a)	165,607	3,839
CSI Properties Ltd.	10,910,000	484
Jones Lang LaSalle, Inc.	4,700	432
LEG Immobilien AG	6,871	392
		5,235
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	156,600	968
Radian Group, Inc.	52,300	673
		1,641
TOTAL FINANCIALS		151,219
HEALTH CARE - 13.5%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (a)	42,795	357
Alnylam Pharmaceuticals, Inc. (a)	97,100	2,974
Amgen, Inc.	56,391	5,669
Array Biopharma, Inc. (a)	32,000	187
Biogen Idec, Inc. (a)	15,209	3,612
Biovitrum AB (a)	136,220	847
CSL Ltd.	3,198	182
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cytos Biotechnology AG (a)	853	$ 3
Dynavax Technologies Corp. (a)	457,387	1,194
Elan Corp. PLC sponsored ADR (a)	187,097	2,369
Gentium SpA sponsored ADR (a)	29,591	248
Gilead Sciences, Inc. (a)	107,272	5,844
Grifols SA ADR	66,675	1,818
Infinity Pharmaceuticals, Inc. (a)	79,490	2,142
Insmed, Inc. (a)	15,400	207
Isis Pharmaceuticals, Inc. (a)	35,800	775
KaloBios Pharmaceuticals, Inc.	49,556	252
KaloBios Pharmaceuticals, Inc.	17,800	101
Medivation, Inc. (a)	9,400	456
Merrimack Pharmaceuticals, Inc. (a)	46,100	255
Novavax, Inc. (a)	97,129	186
Onyx Pharmaceuticals, Inc. (a)	8,145	777
Theravance, Inc. (a)	80,201	2,810
		33,265
Health Care Equipment & Supplies - 1.2%
Ansell Ltd.	25,568	421
Baxter International, Inc.	10,979	772
Boston Scientific Corp. (a)	172,662	1,595
Covidien PLC	25,773	1,639
Genmark Diagnostics, Inc. (a)	87,606	1,305
Hill-Rom Holdings, Inc.	29,867	1,079
Sirona Dental Systems, Inc. (a)	13,489	957
Stryker Corp.	30,855	2,048
Trinity Biotech PLC sponsored ADR	16,621	291
Zimmer Holdings, Inc.	12,142	953
		11,060
Health Care Providers & Services - 3.3%
Accretive Health, Inc. (a)	129,000	1,468
AmerisourceBergen Corp.	45,595	2,466
AmSurg Corp. (a)	27,766	987
Apollo Hospitals Enterprise Ltd.	28,240	502
BioScrip, Inc. (a)	68,596	959
Brookdale Senior Living, Inc. (a)	208,727	5,917
DaVita, Inc. (a)	14,573	1,808
Emeritus Corp. (a)	65,163	1,656
Express Scripts Holding Co. (a)	74,301	4,616
McKesson Corp.	21,045	2,396
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	9,515	$ 883
Qualicorp SA (a)	122,700	1,086
Quest Diagnostics, Inc.	28,946	1,790
UnitedHealth Group, Inc.	82,116	5,143
		31,677
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	27,330	1,242
Lonza Group AG	10,483	783
		2,025
Pharmaceuticals - 5.3%
AbbVie, Inc.	104,031	4,441
Actavis, Inc. (a)	20,209	2,492
Allergan, Inc.	5,000	497
AVANIR Pharmaceuticals Class A (a)	93,455	310
Biodelivery Sciences International, Inc. (a)	143,414	631
Cadence Pharmaceuticals, Inc. (a)(d)	341,498	2,271
Dechra Pharmaceuticals PLC	43,500	452
Endo Health Solutions, Inc. (a)	50,260	1,824
GlaxoSmithKline PLC	91,400	2,365
Horizon Pharma, Inc.	367,185	870
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	27,294	0 *
warrants 9/25/17 (a)	109,700	0 *
Jazz Pharmaceuticals PLC (a)	20,720	1,408
Johnson & Johnson	146,419	12,326
Merck & Co., Inc.	240,824	11,246
Novo Nordisk A/S Series B	13,945	2,260
Optimer Pharmaceuticals, Inc. (a)(d)	23,450	349
Pfizer, Inc.	20,462	557
Sanofi SA	28,394	3,028
Valeant Pharmaceuticals International, Inc. (Canada) (a)	14,600	1,343
Warner Chilcott PLC	104,584	2,008
		50,678
TOTAL HEALTH CARE		128,705
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.9%
Finmeccanica SpA (a)	111,336	622
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
General Dynamics Corp.	13,209	$ 1,018
Honeywell International, Inc.	58,917	4,623
Meggitt PLC	248,751	2,013
Orbital Sciences Corp. (a)	5,590	102
Textron, Inc.	67,532	1,821
The Boeing Co.	9,837	974
United Technologies Corp.	78,071	7,409
		18,582
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	50,643	4,350
Airlines - 0.1%
Copa Holdings SA Class A	3,000	394
easyJet PLC	14,500	279
		673
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	8,334	433
Masco Corp.	228,053	4,794
Ply Gem Holdings, Inc.	13,200	305
		5,532
Commercial Services & Supplies - 0.5%
Multiplus SA	92,800	1,500
Republic Services, Inc.	46,840	1,597
Swisher Hygiene, Inc. (a)	202,331	210
Swisher Hygiene, Inc. (Canada) (a)	77,001	80
Waste Management, Inc.	24,308	1,019
West Corp.	20,500	469
		4,875
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	30,641	943
Boart Longyear Ltd.	251,495	161
Fluor Corp.	12,436	786
MasTec, Inc. (a)	31,210	992
URS Corp.	26,106	1,265
		4,147
Electrical Equipment - 1.9%
Alstom SA	43,202	1,635
AMETEK, Inc.	30,332	1,309
Bharat Heavy Electricals Ltd.	157,533	556
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Eaton Corp. PLC	33,453	$ 2,210
Emerson Electric Co.	55,769	3,204
Generac Holdings, Inc.	42,806	1,734
Hubbell, Inc. Class B	14,324	1,439
Polypore International, Inc. (a)	10,200	384
Prysmian SpA	80,029	1,721
Regal-Beloit Corp.	29,687	2,004
Roper Industries, Inc.	12,261	1,523
		17,719
Industrial Conglomerates - 1.9%
3M Co.	4,300	474
Carlisle Companies, Inc.	15,347	1,004
General Electric Co.	652,510	15,217
Koninklijke Philips Electronics NV	33,500	949
Reunert Ltd.	20,553	146
Siemens AG sponsored ADR	1,300	137
		17,927
Machinery - 2.3%
Actuant Corp. Class A	34,626	1,177
Cummins, Inc.	19,290	2,308
Dover Corp.	13,589	1,063
GEA Group AG	15,363	562
Global Brass & Copper Holdings, Inc.	55,100	727
Harsco Corp.	41,921	980
Illinois Tool Works, Inc.	28,700	2,013
Ingersoll-Rand PLC	62,752	3,610
Manitowoc Co., Inc.	147,803	3,105
Pentair Ltd.	33,160	1,931
Stanley Black & Decker, Inc.	45,156	3,577
Terex Corp. (a)	5,601	201
Timken Co.	18,309	1,039
		22,293
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	213,416	623
Professional Services - 0.5%
CRA International, Inc. (a)	36,741	658
Dun & Bradstreet Corp.	18,774	1,842
Manpower, Inc.	9,496	544
Michael Page International PLC	159,115	930
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Randstad Holding NV	11,032	$ 473
Verisk Analytics, Inc. (a)	8,200	482
		4,929
Road & Rail - 1.0%
Con-way, Inc.	6,000	228
CSX Corp.	48,577	1,225
J.B. Hunt Transport Services, Inc.	6,644	489
Norfolk Southern Corp.	2,300	176
Union Pacific Corp.	45,415	7,022
		9,140
Trading Companies & Distributors - 0.4%
Houston Wire & Cable Co.	73,887	1,035
Watsco, Inc.	17,604	1,536
WESCO International, Inc. (a)	17,537	1,302
		3,873
TOTAL INDUSTRIALS		114,663
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	379,213	9,131
QUALCOMM, Inc.	94,628	6,007
		15,138
Computers & Peripherals - 3.0%
Apple, Inc.	49,013	22,051
EMC Corp.	60,968	1,510
NCR Corp. (a)	55,625	1,858
Seagate Technology	19,053	821
Western Digital Corp.	35,415	2,242
		28,482
Electronic Equipment & Components - 0.5%
Corning, Inc.	102,112	1,569
Jabil Circuit, Inc.	57,408	1,152
TE Connectivity Ltd.	52,722	2,340
		5,061
Internet Software & Services - 2.1%
Active Network, Inc. (a)(d)	126,177	844
Demandware, Inc. (a)	17,069	522
Google, Inc. Class A (a)	17,832	15,521
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Halogen Software, Inc.	11,400	$ 146
Mail.Ru Group Ltd.:
GDR (e)	1,900	53
GDR (Reg. S)	31,200	871
Marketo, Inc.	21,900	518
Velti PLC (a)	371,006	653
Velti PLC (g)	192,692	305
Yahoo!, Inc. (a)	8,500	224
		19,657
IT Services - 3.1%
Accenture PLC Class A	46,738	3,838
Amdocs Ltd.	32,982	1,177
Cognizant Technology Solutions Corp. Class A (a)	16,182	1,046
EPAM Systems, Inc. (a)	61,400	1,422
EVERTEC, Inc.	34,300	687
ExlService Holdings, Inc. (a)	34,783	1,020
Fidelity National Information Services, Inc.	58,748	2,638
MasterCard, Inc. Class A	6,642	3,788
Sapient Corp. (a)	119,856	1,544
Total System Services, Inc.	57,019	1,341
Unisys Corp. (a)	38,282	791
Virtusa Corp. (a)	33,743	792
Visa, Inc. Class A	54,271	9,668
		29,752
Office Electronics - 0.3%
Xerox Corp.	336,980	2,962
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	25,500	846
Analog Devices, Inc.	28,595	1,313
Applied Micro Circuits Corp. (a)	38,200	295
ASML Holding NV	75,012	6,096
Avago Technologies Ltd.	35,435	1,336
Broadcom Corp. Class A	48,450	1,740
Freescale Semiconductor Holdings I Ltd. (a)	103,538	1,648
LTX-Credence Corp. (a)	224,668	1,274
MagnaChip Semiconductor Corp. (a)	34,139	632
Maxim Integrated Products, Inc.	49,396	1,457
Microchip Technology, Inc.	7,639	279
Micron Technology, Inc. (a)	117,220	1,369
Monolithic Power Systems, Inc.	8,500	209
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	59,247	$ 1,828
Samsung Electronics Co. Ltd.	2,191	2,948
Skyworks Solutions, Inc. (a)	135,211	3,226
		26,496
Software - 3.3%
Activision Blizzard, Inc.	192,233	2,774
Adobe Systems, Inc. (a)	17,338	744
Autodesk, Inc. (a)	36,745	1,386
Check Point Software Technologies Ltd. (a)	40,164	2,011
Citrix Systems, Inc. (a)	38,961	2,507
Comverse, Inc.	42,777	1,277
Constellation Software, Inc.	6,900	1,012
Electronic Arts, Inc. (a)	144,386	3,319
Infoblox, Inc. (a)	15,300	372
Jive Software, Inc. (a)	27,262	461
MICROS Systems, Inc. (a)	17,500	739
Microsoft Corp.	181,889	6,344
Oracle Corp.	166,198	5,611
SS&C Technologies Holdings, Inc. (a)	27,674	875
Symantec Corp.	60,370	1,352
Verint Systems, Inc. (a)	33,979	1,141
		31,925
TOTAL INFORMATION TECHNOLOGY		159,473
MATERIALS - 4.2%
Chemicals - 2.0%
Albemarle Corp.	17,300	1,158
Ashland, Inc.	19,413	1,726
Axiall Corp.	24,458	1,055
Cabot Corp.	31,565	1,292
Eastman Chemical Co.	23,207	1,664
Filtrona PLC	7,300	77
Innospec, Inc.	8,006	328
LyondellBasell Industries NV Class A	34,896	2,326
Monsanto Co.	30,401	3,060
PetroLogistics LP	15,317	207
PolyOne Corp.	21,412	550
PPG Industries, Inc.	11,185	1,718
Royal DSM NV	2,100	138
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
RPM International, Inc.	30,309	$ 1,004
W.R. Grace & Co. (a)	35,870	3,031
		19,334
Construction Materials - 0.3%
HeidelbergCement Finance AG	473	36
Lafarge SA (Bearer)	11,900	856
Vulcan Materials Co.	34,077	1,826
		2,718
Containers & Packaging - 0.3%
Nampak Ltd.	301,028	1,044
Rock-Tenn Co. Class A	15,404	1,522
		2,566
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	18,298	595
Commercial Metals Co.	93,987	1,449
Franco-Nevada Corp.	2,600	108
Freeport-McMoRan Copper & Gold, Inc.	51,821	1,609
Goldcorp, Inc.	84,700	2,514
Ivanplats Ltd. (e)	746,308	1,944
Randgold Resources Ltd. sponsored ADR	29,300	2,297
Turquoise Hill Resources Ltd. (a)	379,593	2,534
		13,050
Paper & Forest Products - 0.2%
Canfor Corp. (a)	17,100	287
International Paper Co.	35,174	1,623
		1,910
TOTAL MATERIALS		39,578
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	59,011	2,015
PT Telkomunikasi Indonesia Tbk sponsored ADR	22,319	1,009
Verizon Communications, Inc.	16,997	824
		3,848
Wireless Telecommunication Services - 0.7%
Megafon OJSC GDR	18,400	575
Mobile TeleSystems OJSC sponsored ADR	49,034	945
SBA Communications Corp. Class A (a)	37,497	2,822
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Softbank Corp.	7,700	$ 385
Vodafone Group PLC	580,500	1,682
		6,409
TOTAL TELECOMMUNICATION SERVICES		10,257
UTILITIES - 2.6%
Electric Utilities - 1.3%
Edison International	50,007	2,297
Hawaiian Electric Industries, Inc. (d)	28,968	758
ITC Holdings Corp.	32,738	2,834
NextEra Energy, Inc.	38,627	2,921
Northeast Utilities	79,396	3,308
		12,118
Gas Utilities - 0.0%
Atmos Energy Corp.	6,958	294
Independent Power Producers & Energy Traders - 0.3%
The AES Corp.	247,279	3,017
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	40,739	944
Dominion Resources, Inc.	9,400	532
National Grid PLC	28,500	339
PG&E Corp.	46,700	2,097
Sempra Energy	63,309	5,147
		9,059
Water Utilities - 0.0%
American Water Works Co., Inc.	6,010	240
TOTAL UTILITIES		24,728
TOTAL COMMON STOCKS (Cost $800,601)		938,947
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	9,500	561
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	4,100	$ 900
TOTAL PREFERRED STOCKS (Cost $1,460)		1,461
Corporate Bonds - 0.6%
		Principal Amount (000s)(h)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)		$ 330	364
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		791	562
BPZ Energy, Inc. 6.5% 3/1/15		430	345
			907
TOTAL ENERGY			1,271
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		1,070	1,069
InterMune, Inc. 2.5% 12/15/17		330	362
Theravance, Inc. 2.125% 1/15/23		430	620
			2,051
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (g)		450	450
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17		820	739
Corporate Bonds - continued
		Principal Amount (000s)(h)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)		$ 380	$ 420
TOTAL CONVERTIBLE BONDS			4,931
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	652	881
TOTAL CORPORATE BONDS (Cost $5,647)			5,812
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	5,984,392	5,984
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,010,295	5,010
TOTAL MONEY MARKET FUNDS (Cost $10,994)		10,994
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $818,702)		957,214
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,379)
NET ASSETS - 100%		$ 952,835
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,129,000 or 0.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $895,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 450
Mood Media Corp.	2/2/11	$ 275
Velti PLC	4/19/13	$ 289
(h) Amount is stated in United States dollars unless otherwise noted.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	338
Total	$ 342
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 119,957	$ 118,955	$ 1,002	$ -
Consumer Staples	95,713	85,254	10,459	-
Energy	95,554	95,471	83	-
Financials	151,219	147,263	3,956	-
Health Care	128,705	119,695	9,010	-
Industrials	114,663	112,997	1,666	-
Information Technology	160,034	156,781	3,253	-
Materials	39,578	39,578	-	-
Telecommunication Services	10,257	8,190	2,067	-
Utilities	24,728	24,389	339	-
Corporate Bonds	5,812	-	5,362	450
Money Market Funds	10,994	10,994	-	-
Total Investments in Securities:	$ 957,214	$ 919,567	$ 37,197	$ 450
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.7%
Canada	2.6%
United Kingdom	2.5%
Ireland	2.0%
Bermuda	1.5%
Switzerland	1.3%
Netherlands	1.2%
France	1.2%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,640) - See accompanying schedule: Unaffiliated issuers (cost $807,708)	$ 946,220
Fidelity Central Funds (cost $10,994)	10,994
Total Investments (cost $818,702)		$ 957,214
Cash		9
Foreign currency held at value (cost $9)		9
Receivable for investments sold Regular delivery		11,042
Delayed delivery		77
Receivable for fund shares sold		574
Dividends receivable		1,371
Interest receivable		145
Distributions receivable from Fidelity Central Funds		65
Other receivables		8
Total assets		970,514

Liabilities
Payable for investments purchased	$ 10,569
Payable for fund shares redeemed	1,171
Accrued management fee	295
Distribution and service plan fees payable	344
Other affiliated payables	205
Other payables and accrued expenses	85
Collateral on securities loaned, at value	5,010
Total liabilities		17,679

Net Assets		$ 952,835
Net Assets consist of:
Paid in capital		$ 861,015
Undistributed net investment income		514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,203)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,509
Net Assets		$ 952,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($338,289 ÷ 22,166.1 shares)	$ 15.26

Maximum offering price per share (100/94.25 of $15.26)	$ 16.19
Class T: Net Asset Value and redemption price per share ($342,175 ÷ 22,504.4 shares)	$ 15.20

Maximum offering price per share (100/96.50 of $15.20)	$ 15.75
Class B: Net Asset Value and offering price per share ($15,201 ÷ 1,031.2 shares)A	$ 14.74

Class C: Net Asset Value and offering price per share ($140,187 ÷ 9,535.2 shares)A	$ 14.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($116,983 ÷ 7,383.9 shares)	$ 15.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,289
Interest		334
Income from Fidelity Central Funds		342
Total income		7,965

Expenses
Management fee Basic fee	$ 2,507
Performance adjustment	(624)
Transfer agent fees	1,059
Distribution and service plan fees	1,953
Accounting and security lending fees	154
Custodian fees and expenses	107
Independent trustees' compensation	3
Registration fees	72
Audit	32
Legal	2
Miscellaneous	5
Total expenses before reductions	5,270
Expense reductions	(99)	5,171
Net investment income (loss)		2,794
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,966
Foreign currency transactions	(23)
Total net realized gain (loss)		53,943
Change in net unrealized appreciation (depreciation) on: Investment securities	71,153
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		71,154
Net gain (loss)		125,097
Net increase (decrease) in net assets resulting from operations		$ 127,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,794	$ 3,116
Net realized gain (loss)	53,943	39,284
Change in net unrealized appreciation (depreciation)	71,154	84,266
Net increase (decrease) in net assets resulting from operations	127,891	126,666
Distributions to shareholders from net investment income	(5,093)	-
Share transactions - net increase (decrease)	(17,273)	(97,081)
Total increase (decrease) in net assets	105,525	29,585

Net Assets
Beginning of period	847,310	817,725
End of period (including undistributed net investment income of $514 and undistributed net investment income of $2,813, respectively)	$ 952,835	$ 847,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.45	$ 11.58	$ 9.95	$ 6.64	$ 13.75
Income from Investment Operations
Net investment income (loss) E	.06	.07	.02	.03 H	.04	.11
Net realized and unrealized gain (loss)	1.97	1.81	(.09)	1.66	3.41	(6.13)
Total from investment operations	2.03	1.88	(.07)	1.69	3.45	(6.02)
Distributions from net investment income	(.10)	-	-	(.02)	(.14)	(.10)
Distributions from net realized gain	-	-	(.06)	(.05)	-	(.99)
Total distributions	(.10)	-	(.06)	(.06) J	(.14)	(1.09)
Net asset value, end of period	$ 15.26	$ 13.33	$ 11.45	$ 11.58	$ 9.95	$ 6.64
Total Return B,C,D	15.36%	16.42%	(.63)%	17.09%	52.97%	(47.51)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.21%	1.36%	1.36%	1.08%	1.08%
Expenses net of fee waivers, if any	1.00% A	1.21%	1.33%	1.25%	1.08%	1.08%
Expenses net of all reductions	.98% A	1.20%	1.33%	1.24%	1.08%	1.08%
Net investment income (loss)	.78% A	.53%	.16%	.24% H	.56%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 338	$ 301	$ 295	$ 285	$ 240	$ 192
Portfolio turnover rate G	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 11.42	$ 11.55	$ 9.92	$ 6.60	$ 13.67
Income from Investment Operations
Net investment income (loss) E	.04	.04	(.01)	- H,J	.03	.09
Net realized and unrealized gain (loss)	1.97	1.80	(.09)	1.67	3.39	(6.11)
Total from investment operations	2.01	1.84	(.10)	1.67	3.42	(6.02)
Distributions from net investment income	(.07)	-	-	-	(.10)	(.06)
Distributions from net realized gain	-	-	(.03)	(.04)	-	(.99)
Total distributions	(.07)	-	(.03)	(.04)	(.10)	(1.05)
Net asset value, end of period	$ 15.20	$ 13.26	$ 11.42	$ 11.55	$ 9.92	$ 6.60
Total Return B,C,D	15.27%	16.11%	(.90)%	16.88%	52.60%	(47.66)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.22% A	1.42%	1.57%	1.57%	1.31%	1.29%
Expenses net of fee waivers, if any	1.22% A	1.42%	1.55%	1.50%	1.31%	1.29%
Expenses net of all reductions	1.20% A	1.42%	1.54%	1.49%	1.30%	1.28%
Net investment income (loss)	.56% A	.32%	(.06)%	(.01)% H	.34%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 342	$ 304	$ 294	$ 322	$ 305	$ 263
Portfolio turnover rate G	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.11	$ 11.26	$ 9.68	$ 6.42	$ 13.29
Income from Investment Operations
Net investment income (loss) E	-	(.03)	(.07)	(.05) H	(.01)	.03
Net realized and unrealized gain (loss)	1.92	1.74	(.08)	1.63	3.31	(5.94)
Total from investment operations	1.92	1.71	(.15)	1.58	3.30	(5.91)
Distributions from net investment income	-	-	-	-	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(.96)
Total distributions	-	-	-	-	(.04)	(.96)
Net asset value, end of period	$ 14.74	$ 12.82	$ 11.11	$ 11.26	$ 9.68	$ 6.42
Total ReturnB,C,D	14.98%	15.39%	(1.33)%	16.32%	51.61%	(47.88)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.80% A	1.99%	2.14%	2.13%	1.81%	1.85%
Expenses net of fee waivers, if any	1.80% A	1.99%	2.09%	2.00%	1.81%	1.85%
Expenses net of all reductions	1.78% A	1.99%	2.09%	2.00%	1.80%	1.85%
Net investment income (loss)	(.02)% A	(.25)%	(.61)%	(.51)%H	(.17)%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 17	$ 22	$ 43	$ 69	$ 75
Portfolio turnover rateG	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 11.07	$ 11.22	$ 9.65	$ 6.41	$ 13.30
Income from Investment Operations
Net investment income (loss) E	- J	(.02)	(.07)	(.05) H	(.01)	.03
Net realized and unrealized gain (loss)	1.91	1.74	(.08)	1.62	3.30	(5.94)
Total from investment operations	1.91	1.72	(.15)	1.57	3.29	(5.91)
Distributions from net investment income	- J	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	- J	-	(.98)
Total distributions	-	-	-	- J	(.05)	(.98)
Net asset value, end of period	$ 14.70	$ 12.79	$ 11.07	$ 11.22	$ 9.65	$ 6.41
Total Return B,C,D	14.97%	15.54%	(1.34)%	16.31%	51.79%	(47.93)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.74% A	1.94%	2.08%	2.08%	1.81%	1.82%
Expenses net of fee waivers, if any	1.74% A	1.94%	2.06%	2.00%	1.81%	1.82%
Expenses net of all reductions	1.72% A	1.93%	2.05%	1.99%	1.81%	1.81%
Net investment income (loss)	.05% A	(.20)%	(.57)%	(.51)% H	(.17)%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 123	$ 124	$ 129	$ 125	$ 103
Portfolio turnover rate G	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 11.88	$ 12.00	$ 10.31	$ 6.73	$ 13.92
Income from Investment Operations
Net investment income (loss) D	.08	.11	.06	.05 G	.08	.15
Net realized and unrealized gain (loss)	2.05	1.87	(.09)	1.74	3.52	(6.21)
Total from investment operations	2.13	1.98	(.03)	1.79	3.60	(6.06)
Distributions from net investment income	(.15)	-	(.02)	(.06)	(.02)	(.14)
Distributions from net realized gain	-	-	(.07)	(.04)	-	(.99)
Total distributions	(.15)	-	(.09)	(.10)	(.02)	(1.13)
Net asset value, end of period	$ 15.84	$ 13.86	$ 11.88	$ 12.00	$ 10.31	$ 6.73
Total Return B,C	15.53%	16.67%	(.33)%	17.47%	53.57%	(47.34)%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A	.91%	1.04%	1.03%	.70%	.76%
Expenses net of fee waivers, if any	.71% A	.91%	1.03%	1.00%	.70%	.76%
Expenses net of all reductions	.69% A	.90%	1.02%	.99%	.69%	.75%
Net investment income (loss)	1.07% A	.83%	.46%	.49% G	.94%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 103	$ 83	$ 73	$ 66	$ 55
Portfolio turnover rate F	78% A	64%	68%	80%	88%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 168,419
Gross unrealized depreciation	(35,068)
Net unrealized appreciation (depreciation) on securities and other investments	$ 133,351

Tax cost	$ 823,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (95,001)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $348,473 and $368,121, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 399	$ 2
Class T	.25%	.25%	809	3
Class B	.75%	.25%	81	60
Class C	.75%	.25%	664	47
			$ 1,953	$ 112

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	12
Class B*	8
Class C*	2
$ 60

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 400.25
Class T	357.22
Class B	24.30
Class C	159.24
Institutional Class	119.21
	$ 1,059

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $338, including $1 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $99 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 2,287	$ -
Class T	1,666	-
Class C	38	-
Institutional Class	1,102	-
Total	$ 5,093	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,646	4,097	$ 23,629	$ 51,727
Reinvestment of distributions	152	-	2,006	-
Shares redeemed	(2,200)	(7,320)	(31,210)	(93,009)
Net increase (decrease)	(402)	(3,223)	$ (5,575)	$ (41,282)
Class T
Shares sold	2,514	4,903	$ 35,852	$ 61,627
Reinvestment of distributions	122	-	1,600	-
Shares redeemed	(3,058)	(7,690)	(43,510)	(96,565)
Net increase (decrease)	(422)	(2,787)	$ (6,058)	$ (34,938)
Class B
Shares sold	37	64	$ 519	$ 775
Reinvestment of distributions	-	-	-	-
Shares redeemed	(299)	(764)	(4,135)	(9,292)
Net increase (decrease)	(262)	(700)	$ (3,616)	$ (8,517)
Class C
Shares sold	672	1,124	$ 9,242	$ 13,734
Reinvestment of distributions	3	-	32	-
Shares redeemed	(781)	(2,672)	(10,773)	(32,129)
Net increase (decrease)	(106)	(1,548)	$ (1,499)	$ (18,395)
Institutional Class
Shares sold	699	2,225	$ 10,372	$ 29,308
Reinvestment of distributions	75	-	1,032	-
Shares redeemed	(794)	(1,777)	(11,929)	(23,257)
Net increase (decrease)	(20)	448	$ (525)	$ 6,051

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGF-USAN-0713
1.786779.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.13%
Actual		$ 1,000.00	$ 1,126.10	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class T	1.30%
Actual		$ 1,000.00	$ 1,125.30	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.89%
Actual		$ 1,000.00	$ 1,121.70	$ 10.00
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.85%
Actual		$ 1,000.00	$ 1,122.10	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,128.10	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.9	11.5
Express Scripts Holding Co.	3.5	3.0
Home Depot, Inc.	3.2	2.3
Google, Inc. Class A	2.7	1.8
Broadcom Corp. Class A	2.6	0.0
Harley-Davidson, Inc.	2.5	2.0
Green Mountain Coffee Roasters, Inc.	2.4	1.3
Gilead Sciences, Inc.	2.2	1.0
Facebook, Inc. Class A	2.2	2.1
Visa, Inc. Class A	2.2	2.2
	28.4
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.0	31.3
Consumer Discretionary	20.8	19.0
Health Care	17.0	10.6
Consumer Staples	9.7	13.3
Industrials	7.7	7.6
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.3%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	11.2%	**Foreign investments	11.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Automobiles - 3.6%
Harley-Davidson, Inc.	1,550,754	$ 84,578
Tesla Motors, Inc. (a)(d)	391,531	38,276
		122,854
Diversified Consumer Services - 1.6%
Anhanguera Educacional Participacoes SA	3,328,500	20,374
H&R Block, Inc.	321,300	9,404
Kroton Educacional SA	1,752,000	25,113
		54,891
Hotels, Restaurants & Leisure - 4.3%
Bloomin' Brands, Inc.	124,900	2,905
Chipotle Mexican Grill, Inc. (a)	69,268	25,006
Dunkin' Brands Group, Inc.	485,336	19,219
Panera Bread Co. Class A (a)	109,037	20,917
Starbucks Corp.	806,401	50,860
Texas Roadhouse, Inc. Class A	300,960	7,118
Yum! Brands, Inc.	297,066	20,126
		146,151
Household Durables - 1.0%
D.R. Horton, Inc.	289,320	7,048
Ethan Allen Interiors, Inc. (d)	116,600	3,658
Mohawk Industries, Inc. (a)	166,562	18,517
Toll Brothers, Inc. (a)	92,800	3,171
		32,394
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	118,029	31,753
TripAdvisor, Inc. (a)	55,597	3,585
		35,338
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	667,528	25,900
Discovery Communications, Inc. Class C (non-vtg.) (a)	340,031	23,792
Lions Gate Entertainment Corp. (a)(d)	638,162	18,379
		68,071
Multiline Retail - 0.6%
Dollarama, Inc.	306,545	21,505
Specialty Retail - 5.3%
GNC Holdings, Inc.	1,214,084	54,670
Home Depot, Inc.	1,340,050	105,408
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	267,682	$ 13,547
Williams-Sonoma, Inc.	74,070	3,997
		177,622
Textiles, Apparel & Luxury Goods - 1.3%
ECLAT Textile Co. Ltd.	1,078,000	7,716
Michael Kors Holdings Ltd. (a)	260,297	16,352
NIKE, Inc. Class B	288,504	17,789
		41,857
TOTAL CONSUMER DISCRETIONARY		700,683
CONSUMER STAPLES - 9.7%
Beverages - 1.6%
Remy Cointreau SA	17,100	1,982
SABMiller PLC	396,234	20,048
The Coca-Cola Co.	807,712	32,300
		54,330
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	176,700	19,379
Whole Foods Market, Inc.	473,382	24,550
		43,929
Food Products - 4.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,121,291	82,000
Mead Johnson Nutrition Co. Class A	492,027	39,889
The Hershey Co.	401,259	35,756
		157,645
Personal Products - 0.9%
Herbalife Ltd.	692,770	32,332
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	153,100	16,806
Philip Morris International, Inc.	251,819	22,893
		39,699
TOTAL CONSUMER STAPLES		327,935
ENERGY - 4.6%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	535,492	32,595
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Dril-Quip, Inc. (a)	134,988	$ 12,210
Oceaneering International, Inc.	398,877	28,911
		73,716
Oil, Gas & Consumable Fuels - 2.4%
Bonanza Creek Energy, Inc. (a)	601,743	22,355
Cobalt International Energy, Inc. (a)	433,609	11,248
Kosmos Energy Ltd. (a)	1,304,506	13,463
Markwest Energy Partners LP	198,840	13,092
Noble Energy, Inc.	142,800	8,232
Pioneer Natural Resources Co.	87,602	12,149
		80,539
TOTAL ENERGY		154,255
FINANCIALS - 4.5%
Capital Markets - 2.0%
BlackRock, Inc. Class A	76,800	21,443
Harvest Capital Credit Corp.	134,600	2,039
Invesco Ltd.	1,212,121	40,897
Virtus Investment Partners, Inc. (a)	17,600	4,081
		68,460
Commercial Banks - 0.2%
First Republic Bank	143,600	5,336
HDFC Bank Ltd. sponsored ADR	83,900	3,376
		8,712
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	1,273,305	5,680
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	77,400	8,829
Real Estate Investment Trusts - 1.0%
American Tower Corp.	421,182	32,785
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	546,539	12,669
Realogy Holdings Corp.	301,715	15,581
		28,250
TOTAL FINANCIALS		152,716
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 17.0%
Biotechnology - 8.8%
Acorda Therapeutics, Inc. (a)	113,157	$ 3,785
Amgen, Inc.	425,541	42,780
Biogen Idec, Inc. (a)	280,399	66,592
BioMarin Pharmaceutical, Inc. (a)	568,721	35,659
Biovitrum AB (a)	1,285,413	7,996
Cytokinetics, Inc. (a)	1,427,700	1,713
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	183
Gilead Sciences, Inc. (a)	1,389,716	75,712
Kamada (a)	321,900	3,251
Onyx Pharmaceuticals, Inc. (a)	190,454	18,179
Regeneron Pharmaceuticals, Inc. (a)	62,875	15,208
Theravance, Inc. (a)	227,639	7,976
Thrombogenics NV (a)(d)	108,971	4,550
Vertex Pharmaceuticals, Inc. (a)	183,095	14,704
		298,288
Health Care Equipment & Supplies - 0.5%
The Cooper Companies, Inc.	154,793	17,493
Health Care Providers & Services - 4.1%
Apollo Hospitals Enterprise Ltd.	392,573	6,978
BioScrip, Inc. (a)	421,705	5,895
Express Scripts Holding Co. (a)	1,894,314	117,675
Qualicorp SA (a)	806,600	7,137
		137,685
Health Care Technology - 0.6%
Cerner Corp. (a)	191,120	18,783
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	158,493	11,145
Pharmaceuticals - 2.7%
Actavis, Inc. (a)	95,800	11,811
Cadence Pharmaceuticals, Inc. (a)	762,800	5,073
Endo Health Solutions, Inc. (a)	159,210	5,779
Novo Nordisk A/S Series B	110,397	17,893
Pacira Pharmaceuticals, Inc. (a)	268,360	7,863
Valeant Pharmaceuticals International, Inc. (Canada) (a)	451,552	41,547
		89,966
TOTAL HEALTH CARE		573,360
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.5%
Textron, Inc.	502,169	$ 13,538
TransDigm Group, Inc.	161,726	23,628
United Technologies Corp.	478,937	45,451
		82,617
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR	11,600	567
Building Products - 0.0%
Ply Gem Holdings, Inc.	13,800	319
Construction & Engineering - 0.3%
EMCOR Group, Inc.	207,288	8,240
Electrical Equipment - 2.0%
AMETEK, Inc.	359,955	15,532
Generac Holdings, Inc.	91,991	3,726
Hubbell, Inc. Class B	140,610	14,121
Roper Industries, Inc.	276,677	34,369
		67,748
Industrial Conglomerates - 1.0%
Danaher Corp.	565,421	34,954
Machinery - 0.5%
Graco, Inc.	42,122	2,715
Haitian International Holdings Ltd.	220,000	380
Manitowoc Co., Inc.	629,400	13,224
		16,319
Professional Services - 1.0%
Equifax, Inc.	235,816	14,361
Verisk Analytics, Inc. (a)	340,929	20,053
		34,414
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	349,763	14,417
TOTAL INDUSTRIALS		259,595
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 1.4%
QUALCOMM, Inc.	763,323	48,456
Computers & Peripherals - 6.7%
Apple, Inc.	364,728	164,007
SanDisk Corp. (a)	1,053,511	62,178
		226,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Neonode, Inc. (a)(d)	161,761	$ 878
Internet Software & Services - 7.3%
Blucora, Inc. (a)	640,849	11,695
CoStar Group, Inc. (a)	64,422	7,203
eBay, Inc. (a)	296,806	16,057
Facebook, Inc. Class A	3,058,655	74,478
Google, Inc. Class A (a)	105,546	91,868
LinkedIn Corp. (a)	40,731	6,824
MercadoLibre, Inc. (d)	110,990	12,722
SciQuest, Inc. (a)	170,630	3,916
SPS Commerce, Inc. (a)	323,277	17,447
Web.com Group, Inc. (a)	9,812	206
Xoom Corp.	40,500	754
Yahoo!, Inc. (a)	170,079	4,473
		247,643
IT Services - 2.7%
FleetCor Technologies, Inc. (a)	201,600	17,555
Visa, Inc. Class A	415,483	74,014
		91,569
Semiconductors & Semiconductor Equipment - 4.5%
ASML Holding NV (d)	154,600	12,564
Avago Technologies Ltd.	146,303	5,517
Broadcom Corp. Class A	2,456,538	88,214
Micron Technology, Inc. (a)	3,732,448	43,595
		149,890
Software - 4.4%
ANSYS, Inc. (a)	96,140	7,162
Citrix Systems, Inc. (a)	260,941	16,792
Computer Modelling Group Ltd.	453,200	10,133
FleetMatics Group PLC	236,800	7,045
Infoblox, Inc. (a)	77,440	1,884
salesforce.com, Inc. (a)	1,193,092	50,504
SolarWinds, Inc. (a)	891,098	37,560
Tableau Software, Inc.	87,200	4,456
VMware, Inc. Class A (a)	125,256	8,908
Workday, Inc. Class A	52,200	3,353
		147,797
TOTAL INFORMATION TECHNOLOGY		912,418
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.2%
Chemicals - 3.6%
FMC Corp.	325,637	$ 20,421
LyondellBasell Industries NV Class A	150,445	10,027
Monsanto Co.	655,097	65,929
Sherwin-Williams Co.	131,545	24,800
		121,177
Construction Materials - 1.2%
Eagle Materials, Inc.	173,488	12,795
James Hardie Industries PLC sponsored ADR	172,873	7,978
Vulcan Materials Co.	392,923	21,053
		41,826
Paper & Forest Products - 0.4%
Canfor Corp. (a)	256,300	4,297
Norbord, Inc. (d)	268,500	8,785
		13,082
TOTAL MATERIALS		176,085
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	329,888	24,831
UTILITIES - 1.1%
Electric Utilities - 1.1%
ITC Holdings Corp.	432,300	37,424
TOTAL COMMON STOCKS (Cost $2,599,658)		3,319,302
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	69,986,764	$ 69,987
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	96,597,675	96,598
TOTAL MONEY MARKET FUNDS (Cost $166,585)		166,585
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,766,243)		3,485,887
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(107,817)
NET ASSETS - 100%		$ 3,378,070
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	314
Total	$ 370
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 700,683	$ 692,967	$ 7,716	$ -
Consumer Staples	327,935	327,935	-	-
Energy	154,255	154,255	-	-
Financials	152,716	147,036	5,680	-
Health Care	573,360	548,306	25,054	-
Industrials	259,595	259,215	380	-
Information Technology	912,418	912,418	-	-
Materials	176,085	176,085	-	-
Telecommunication Services	24,831	24,831	-	-
Utilities	37,424	37,424	-	-
Money Market Funds	166,585	166,585	-	-
Total Investments in Securities:	$ 3,485,887	$ 3,447,057	$ 38,830	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
Canada	3.0%
Bermuda	1.6%
Brazil	1.5%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $91,004) - See accompanying schedule: Unaffiliated issuers (cost $2,599,658)	$ 3,319,302
Fidelity Central Funds (cost $166,585)	166,585
Total Investments (cost $2,766,243)		$ 3,485,887
Cash		136
Receivable for investments sold		17,986
Receivable for fund shares sold		1,199
Dividends receivable		2,527
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		166
Total assets		3,507,997

Liabilities
Payable for investments purchased	$ 27,521
Payable for fund shares redeemed	2,592
Accrued management fee	1,573
Distribution and service plan fees payable	770
Other affiliated payables	673
Other payables and accrued expenses	200
Collateral on securities loaned, at value	96,598
Total liabilities		129,927

Net Assets		$ 3,378,070
Net Assets consist of:
Paid in capital		$ 3,507,789
Accumulated net investment loss		(2,059)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(847,289)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		719,629
Net Assets		$ 3,378,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($693,061 ÷ 9,963.20 shares)	$ 69.56

Maximum offering price per share (100/94.25 of $69.56)	$ 73.80
Class T: Net Asset Value and redemption price per share ($1,166,959 ÷ 16,876.98 shares)	$ 69.15

Maximum offering price per share (100/96.50 of $69.15)	$ 71.66
Class B: Net Asset Value and offering price per share ($23,563 ÷ 379.41 shares)A	$ 62.10

Class C: Net Asset Value and offering price per share ($138,548 ÷ 2,194.33 shares)A	$ 63.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,355,939 ÷ 18,290.56 shares)	$ 74.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 18,407
Income from Fidelity Central Funds		370
Total income		18,777

Expenses
Management fee	$ 8,900
Transfer agent fees	3,478
Distribution and service plan fees	4,421
Accounting and security lending fees	476
Custodian fees and expenses	62
Independent trustees' compensation	10
Registration fees	60
Audit	32
Legal	8
Miscellaneous	16
Total expenses before reductions	17,463
Expense reductions	(348)	17,115
Net investment income (loss)		1,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	230,334
Foreign currency transactions	(56)
Total net realized gain (loss)		230,278
Change in net unrealized appreciation (depreciation) on: Investment securities	154,563
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		154,552
Net gain (loss)		384,830
Net increase (decrease) in net assets resulting from operations		$ 386,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,662	$ 1,561
Net realized gain (loss)	230,278	91,215
Change in net unrealized appreciation (depreciation)	154,552	277,882
Net increase (decrease) in net assets resulting from operations	386,492	370,658
Distributions to shareholders from net investment income	(3,311)	-
Distributions to shareholders from net realized gain	-	(6,141)
Total distributions	(3,311)	(6,141)
Share transactions - net increase (decrease)	33,302	(218,428)
Total increase (decrease) in net assets	416,483	146,089

Net Assets
Beginning of period	2,961,587	2,815,498
End of period (including accumulated net investment loss of $2,059 and accumulated net investment loss of $410, respectively)	$ 3,378,070	$ 2,961,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 61.77	$ 54.56	$ 50.75	$ 42.07	$ 34.36	$ 64.24
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.04)	(.14)	(.01)	.11
Net realized and unrealized gain (loss)	7.77	7.30	3.90	8.82	7.79	(29.99)
Total from investment operations	7.79	7.32	3.86	8.68	7.78	(29.88)
Distributions from net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	(.11)	(.05)	-	(.02)	-
Total distributions	-	(.11)	(.05)	-	(.07) I	-
Net asset value, end of period	$ 69.56	$ 61.77	$ 54.56	$ 50.75	$ 42.07	$ 34.36
Total Return B, C, D	12.61%	13.45%	7.61%	20.63%	22.71%	(46.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.14%	1.15%	1.16%	1.19%	1.16%
Expenses net of fee waivers, if any	1.13% A	1.14%	1.15%	1.16%	1.19%	1.16%
Expenses net of all reductions	1.11% A	1.14%	1.14%	1.15%	1.18%	1.15%
Net investment income (loss)	.06% A	.04%	(.08)%	(.31)%	(.04)%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 693	$ 632	$ 609	$ 636	$ 640	$ 628
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 61.45	$ 54.26	$ 50.51	$ 41.94	$ 34.25	$ 64.15
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.14)	(.22)	(.09)	.02
Net realized and unrealized gain (loss)	7.73	7.27	3.89	8.79	7.78	(29.92)
Total from investment operations	7.70	7.19	3.75	8.57	7.69	(29.90)
Net asset value, end of period	$ 69.15	$ 61.45	$ 54.26	$ 50.51	$ 41.94	$ 34.25
Total Return B, C, D	12.53%	13.25%	7.42%	20.43%	22.45%	(46.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.31%	1.32%	1.34%	1.39%	1.33%
Expenses net of fee waivers, if any	1.30% A	1.31%	1.32%	1.34%	1.39%	1.33%
Expenses net of all reductions	1.28% A	1.31%	1.31%	1.33%	1.39%	1.32%
Net investment income (loss)	(.11)% A	(.13)%	(.25)%	(.48)%	(.24)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,167	$ 1,108	$ 1,139	$ 1,246	$ 1,268	$ 1,274
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 55.36	$ 49.17	$ 46.04	$ 38.45	$ 31.57	$ 59.47
Income from Investment Operations
Net investment income (loss) E	(.20)	(.39)	(.42)	(.44)	(.26)	(.28)
Net realized and unrealized gain (loss)	6.94	6.58	3.55	8.03	7.14	(27.62)
Total from investment operations	6.74	6.19	3.13	7.59	6.88	(27.90)
Net asset value, end of period	$ 62.10	$ 55.36	$ 49.17	$ 46.04	$ 38.45	$ 31.57
Total Return B, C, D	12.17%	12.59%	6.80%	19.74%	21.79%	(46.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.90%	1.90%	1.91%	1.94%	1.91%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.90%	1.91%	1.94%	1.91%
Expenses net of all reductions	1.87% A	1.90%	1.90%	1.91%	1.93%	1.90%
Net investment income (loss)	(.70)% A	(.72)%	(.83)%	(1.06)%	(.79)%	(.54)%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 26	$ 35	$ 54	$ 70	$ 91
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 49.96	$ 46.77	$ 39.05	$ 32.06	$ 60.41
Income from Investment Operations
Net investment income (loss) E	(.19)	(.37)	(.41)	(.44)	(.26)	(.27)
Net realized and unrealized gain (loss)	7.06	6.68	3.60	8.16	7.25	(28.08)
Total from investment operations	6.87	6.31	3.19	7.72	6.99	(28.35)
Net asset value, end of period	$ 63.14	$ 56.27	$ 49.96	$ 46.77	$ 39.05	$ 32.06
Total Return B, C, D	12.21%	12.63%	6.82%	19.77%	21.80%	(46.93)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.86%	1.88%	1.90%	1.94%	1.90%
Expenses net of fee waivers, if any	1.85% A	1.86%	1.88%	1.90%	1.94%	1.90%
Expenses net of all reductions	1.83% A	1.86%	1.87%	1.90%	1.93%	1.89%
Net investment income (loss)	(.66)% A	(.68)%	(.81)%	(1.05)%	(.79)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 139	$ 133	$ 136	$ 143	$ 142	$ 141
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 65.92	$ 58.24	$ 54.14	$ 44.71	$ 36.61	$ 68.21
Income from Investment Operations
Net investment income (loss) D	.14	.25	.16	.02	.12	.32
Net realized and unrealized gain (loss)	8.27	7.75	4.16	9.41	8.27	(31.92)
Total from investment operations	8.41	8.00	4.32	9.43	8.39	(31.60)
Distributions from net investment income	(.20)	-	-	-	(.27)	-
Distributions from net realized gain	-	(.32)	(.22)	-	(.02)	-
Total distributions	(.20)	(.32)	(.22)	-	(.29) H	-
Net asset value, end of period	$ 74.13	$ 65.92	$ 58.24	$ 54.14	$ 44.71	$ 36.61
Total Return B, C	12.81%	13.83%	7.99%	21.09%	23.11%	(46.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.80%	.80%	.80%	.85%	.80%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.80%	.85%	.80%
Expenses net of all reductions	.76% A	.79%	.79%	.80%	.84%	.79%
Net investment income (loss)	.41% A	.39%	.27%	.05%	.30%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,356	$ 1,063	$ 897	$ 973	$ 983	$ 934
Portfolio turnover rate F	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 740,652
Gross unrealized depreciation	(28,279)
Net unrealized appreciation (depreciation) on securities and other investments	$ 712,373

Tax cost	$ 2,773,514

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (186,661)
2017	(858,583)
Total capital loss carryforward	$ (1,045,244)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,221,474 and $1,186,286, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 814	$ 3
Class T	.25%	.25%	2,811	7
Class B	.75%	.25%	124	93
Class C	.75%	.25%	672	24
			$ 4,421	$ 127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	14
Class B*	11
Class C*	4
$ 61

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 921.28
Class T	1,143.20
Class B	37.30
Class C	171.25
Institutional Class	1,206.19
	$ 3,478

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $314, including $4 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $348 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Institutional Class	$ 3,311	$ -
From net realized gain
Class A	$ -	$ 1,215
Institutional Class	-	4,926
Total	$ -	$ 6,141

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	713	1,382	$ 46,940	$ 82,422
Reinvestment of distributions	-	21	-	1,098
Shares redeemed	(975)	(2,338)	(63,146)	(138,919)
Net increase (decrease)	(262)	(935)	$ (16,206)	$ (55,399)
Class T
Shares sold	913	2,021	$ 58,909	$ 120,048
Shares redeemed	(2,061)	(4,996)	(132,659)	(296,134)
Net increase (decrease)	(1,148)	(2,975)	$ (73,750)	$ (176,086)
Class B
Shares sold	4	5	$ 261	$ 239
Shares redeemed	(100)	(239)	(5,784)	(12,835)
Net increase (decrease)	(96)	(234)	$ (5,523)	$ (12,596)
Class C
Shares sold	71	154	$ 4,178	$ 8,368
Shares redeemed	(242)	(504)	(14,205)	(27,593)
Net increase (decrease)	(171)	(350)	$ (10,027)	$ (19,225)
Institutional Class
Shares sold	3,604	4,266	$ 239,519	$ 270,700
Reinvestment of distributions	50	86	3,246	4,818
Shares redeemed	(1,488)	(3,622)	(103,957)	(230,640)
Net increase (decrease)	2,166	730	$ 138,808	$ 44,878

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPGI-USAN-0713
1.786784.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.13%
Actual		$ 1,000.00	$ 1,126.10	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class T	1.30%
Actual		$ 1,000.00	$ 1,125.30	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.89%
Actual		$ 1,000.00	$ 1,121.70	$ 10.00
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.85%
Actual		$ 1,000.00	$ 1,122.10	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,128.10	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.9	11.5
Express Scripts Holding Co.	3.5	3.0
Home Depot, Inc.	3.2	2.3
Google, Inc. Class A	2.7	1.8
Broadcom Corp. Class A	2.6	0.0
Harley-Davidson, Inc.	2.5	2.0
Green Mountain Coffee Roasters, Inc.	2.4	1.3
Gilead Sciences, Inc.	2.2	1.0
Facebook, Inc. Class A	2.2	2.1
Visa, Inc. Class A	2.2	2.2
	28.4
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.0	31.3
Consumer Discretionary	20.8	19.0
Health Care	17.0	10.6
Consumer Staples	9.7	13.3
Industrials	7.7	7.6
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.3%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	11.2%	**Foreign investments	11.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Automobiles - 3.6%
Harley-Davidson, Inc.	1,550,754	$ 84,578
Tesla Motors, Inc. (a)(d)	391,531	38,276
		122,854
Diversified Consumer Services - 1.6%
Anhanguera Educacional Participacoes SA	3,328,500	20,374
H&R Block, Inc.	321,300	9,404
Kroton Educacional SA	1,752,000	25,113
		54,891
Hotels, Restaurants & Leisure - 4.3%
Bloomin' Brands, Inc.	124,900	2,905
Chipotle Mexican Grill, Inc. (a)	69,268	25,006
Dunkin' Brands Group, Inc.	485,336	19,219
Panera Bread Co. Class A (a)	109,037	20,917
Starbucks Corp.	806,401	50,860
Texas Roadhouse, Inc. Class A	300,960	7,118
Yum! Brands, Inc.	297,066	20,126
		146,151
Household Durables - 1.0%
D.R. Horton, Inc.	289,320	7,048
Ethan Allen Interiors, Inc. (d)	116,600	3,658
Mohawk Industries, Inc. (a)	166,562	18,517
Toll Brothers, Inc. (a)	92,800	3,171
		32,394
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	118,029	31,753
TripAdvisor, Inc. (a)	55,597	3,585
		35,338
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	667,528	25,900
Discovery Communications, Inc. Class C (non-vtg.) (a)	340,031	23,792
Lions Gate Entertainment Corp. (a)(d)	638,162	18,379
		68,071
Multiline Retail - 0.6%
Dollarama, Inc.	306,545	21,505
Specialty Retail - 5.3%
GNC Holdings, Inc.	1,214,084	54,670
Home Depot, Inc.	1,340,050	105,408
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	267,682	$ 13,547
Williams-Sonoma, Inc.	74,070	3,997
		177,622
Textiles, Apparel & Luxury Goods - 1.3%
ECLAT Textile Co. Ltd.	1,078,000	7,716
Michael Kors Holdings Ltd. (a)	260,297	16,352
NIKE, Inc. Class B	288,504	17,789
		41,857
TOTAL CONSUMER DISCRETIONARY		700,683
CONSUMER STAPLES - 9.7%
Beverages - 1.6%
Remy Cointreau SA	17,100	1,982
SABMiller PLC	396,234	20,048
The Coca-Cola Co.	807,712	32,300
		54,330
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	176,700	19,379
Whole Foods Market, Inc.	473,382	24,550
		43,929
Food Products - 4.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,121,291	82,000
Mead Johnson Nutrition Co. Class A	492,027	39,889
The Hershey Co.	401,259	35,756
		157,645
Personal Products - 0.9%
Herbalife Ltd.	692,770	32,332
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	153,100	16,806
Philip Morris International, Inc.	251,819	22,893
		39,699
TOTAL CONSUMER STAPLES		327,935
ENERGY - 4.6%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	535,492	32,595
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Dril-Quip, Inc. (a)	134,988	$ 12,210
Oceaneering International, Inc.	398,877	28,911
		73,716
Oil, Gas & Consumable Fuels - 2.4%
Bonanza Creek Energy, Inc. (a)	601,743	22,355
Cobalt International Energy, Inc. (a)	433,609	11,248
Kosmos Energy Ltd. (a)	1,304,506	13,463
Markwest Energy Partners LP	198,840	13,092
Noble Energy, Inc.	142,800	8,232
Pioneer Natural Resources Co.	87,602	12,149
		80,539
TOTAL ENERGY		154,255
FINANCIALS - 4.5%
Capital Markets - 2.0%
BlackRock, Inc. Class A	76,800	21,443
Harvest Capital Credit Corp.	134,600	2,039
Invesco Ltd.	1,212,121	40,897
Virtus Investment Partners, Inc. (a)	17,600	4,081
		68,460
Commercial Banks - 0.2%
First Republic Bank	143,600	5,336
HDFC Bank Ltd. sponsored ADR	83,900	3,376
		8,712
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	1,273,305	5,680
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	77,400	8,829
Real Estate Investment Trusts - 1.0%
American Tower Corp.	421,182	32,785
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	546,539	12,669
Realogy Holdings Corp.	301,715	15,581
		28,250
TOTAL FINANCIALS		152,716
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 17.0%
Biotechnology - 8.8%
Acorda Therapeutics, Inc. (a)	113,157	$ 3,785
Amgen, Inc.	425,541	42,780
Biogen Idec, Inc. (a)	280,399	66,592
BioMarin Pharmaceutical, Inc. (a)	568,721	35,659
Biovitrum AB (a)	1,285,413	7,996
Cytokinetics, Inc. (a)	1,427,700	1,713
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	183
Gilead Sciences, Inc. (a)	1,389,716	75,712
Kamada (a)	321,900	3,251
Onyx Pharmaceuticals, Inc. (a)	190,454	18,179
Regeneron Pharmaceuticals, Inc. (a)	62,875	15,208
Theravance, Inc. (a)	227,639	7,976
Thrombogenics NV (a)(d)	108,971	4,550
Vertex Pharmaceuticals, Inc. (a)	183,095	14,704
		298,288
Health Care Equipment & Supplies - 0.5%
The Cooper Companies, Inc.	154,793	17,493
Health Care Providers & Services - 4.1%
Apollo Hospitals Enterprise Ltd.	392,573	6,978
BioScrip, Inc. (a)	421,705	5,895
Express Scripts Holding Co. (a)	1,894,314	117,675
Qualicorp SA (a)	806,600	7,137
		137,685
Health Care Technology - 0.6%
Cerner Corp. (a)	191,120	18,783
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	158,493	11,145
Pharmaceuticals - 2.7%
Actavis, Inc. (a)	95,800	11,811
Cadence Pharmaceuticals, Inc. (a)	762,800	5,073
Endo Health Solutions, Inc. (a)	159,210	5,779
Novo Nordisk A/S Series B	110,397	17,893
Pacira Pharmaceuticals, Inc. (a)	268,360	7,863
Valeant Pharmaceuticals International, Inc. (Canada) (a)	451,552	41,547
		89,966
TOTAL HEALTH CARE		573,360
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.5%
Textron, Inc.	502,169	$ 13,538
TransDigm Group, Inc.	161,726	23,628
United Technologies Corp.	478,937	45,451
		82,617
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR	11,600	567
Building Products - 0.0%
Ply Gem Holdings, Inc.	13,800	319
Construction & Engineering - 0.3%
EMCOR Group, Inc.	207,288	8,240
Electrical Equipment - 2.0%
AMETEK, Inc.	359,955	15,532
Generac Holdings, Inc.	91,991	3,726
Hubbell, Inc. Class B	140,610	14,121
Roper Industries, Inc.	276,677	34,369
		67,748
Industrial Conglomerates - 1.0%
Danaher Corp.	565,421	34,954
Machinery - 0.5%
Graco, Inc.	42,122	2,715
Haitian International Holdings Ltd.	220,000	380
Manitowoc Co., Inc.	629,400	13,224
		16,319
Professional Services - 1.0%
Equifax, Inc.	235,816	14,361
Verisk Analytics, Inc. (a)	340,929	20,053
		34,414
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	349,763	14,417
TOTAL INDUSTRIALS		259,595
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 1.4%
QUALCOMM, Inc.	763,323	48,456
Computers & Peripherals - 6.7%
Apple, Inc.	364,728	164,007
SanDisk Corp. (a)	1,053,511	62,178
		226,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Neonode, Inc. (a)(d)	161,761	$ 878
Internet Software & Services - 7.3%
Blucora, Inc. (a)	640,849	11,695
CoStar Group, Inc. (a)	64,422	7,203
eBay, Inc. (a)	296,806	16,057
Facebook, Inc. Class A	3,058,655	74,478
Google, Inc. Class A (a)	105,546	91,868
LinkedIn Corp. (a)	40,731	6,824
MercadoLibre, Inc. (d)	110,990	12,722
SciQuest, Inc. (a)	170,630	3,916
SPS Commerce, Inc. (a)	323,277	17,447
Web.com Group, Inc. (a)	9,812	206
Xoom Corp.	40,500	754
Yahoo!, Inc. (a)	170,079	4,473
		247,643
IT Services - 2.7%
FleetCor Technologies, Inc. (a)	201,600	17,555
Visa, Inc. Class A	415,483	74,014
		91,569
Semiconductors & Semiconductor Equipment - 4.5%
ASML Holding NV (d)	154,600	12,564
Avago Technologies Ltd.	146,303	5,517
Broadcom Corp. Class A	2,456,538	88,214
Micron Technology, Inc. (a)	3,732,448	43,595
		149,890
Software - 4.4%
ANSYS, Inc. (a)	96,140	7,162
Citrix Systems, Inc. (a)	260,941	16,792
Computer Modelling Group Ltd.	453,200	10,133
FleetMatics Group PLC	236,800	7,045
Infoblox, Inc. (a)	77,440	1,884
salesforce.com, Inc. (a)	1,193,092	50,504
SolarWinds, Inc. (a)	891,098	37,560
Tableau Software, Inc.	87,200	4,456
VMware, Inc. Class A (a)	125,256	8,908
Workday, Inc. Class A	52,200	3,353
		147,797
TOTAL INFORMATION TECHNOLOGY		912,418
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.2%
Chemicals - 3.6%
FMC Corp.	325,637	$ 20,421
LyondellBasell Industries NV Class A	150,445	10,027
Monsanto Co.	655,097	65,929
Sherwin-Williams Co.	131,545	24,800
		121,177
Construction Materials - 1.2%
Eagle Materials, Inc.	173,488	12,795
James Hardie Industries PLC sponsored ADR	172,873	7,978
Vulcan Materials Co.	392,923	21,053
		41,826
Paper & Forest Products - 0.4%
Canfor Corp. (a)	256,300	4,297
Norbord, Inc. (d)	268,500	8,785
		13,082
TOTAL MATERIALS		176,085
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	329,888	24,831
UTILITIES - 1.1%
Electric Utilities - 1.1%
ITC Holdings Corp.	432,300	37,424
TOTAL COMMON STOCKS (Cost $2,599,658)		3,319,302
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	69,986,764	$ 69,987
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	96,597,675	96,598
TOTAL MONEY MARKET FUNDS (Cost $166,585)		166,585
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,766,243)		3,485,887
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(107,817)
NET ASSETS - 100%		$ 3,378,070
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	314
Total	$ 370
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 700,683	$ 692,967	$ 7,716	$ -
Consumer Staples	327,935	327,935	-	-
Energy	154,255	154,255	-	-
Financials	152,716	147,036	5,680	-
Health Care	573,360	548,306	25,054	-
Industrials	259,595	259,215	380	-
Information Technology	912,418	912,418	-	-
Materials	176,085	176,085	-	-
Telecommunication Services	24,831	24,831	-	-
Utilities	37,424	37,424	-	-
Money Market Funds	166,585	166,585	-	-
Total Investments in Securities:	$ 3,485,887	$ 3,447,057	$ 38,830	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
Canada	3.0%
Bermuda	1.6%
Brazil	1.5%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $91,004) - See accompanying schedule: Unaffiliated issuers (cost $2,599,658)	$ 3,319,302
Fidelity Central Funds (cost $166,585)	166,585
Total Investments (cost $2,766,243)		$ 3,485,887
Cash		136
Receivable for investments sold		17,986
Receivable for fund shares sold		1,199
Dividends receivable		2,527
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		166
Total assets		3,507,997

Liabilities
Payable for investments purchased	$ 27,521
Payable for fund shares redeemed	2,592
Accrued management fee	1,573
Distribution and service plan fees payable	770
Other affiliated payables	673
Other payables and accrued expenses	200
Collateral on securities loaned, at value	96,598
Total liabilities		129,927

Net Assets		$ 3,378,070
Net Assets consist of:
Paid in capital		$ 3,507,789
Accumulated net investment loss		(2,059)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(847,289)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		719,629
Net Assets		$ 3,378,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($693,061 ÷ 9,963.20 shares)	$ 69.56

Maximum offering price per share (100/94.25 of $69.56)	$ 73.80
Class T: Net Asset Value and redemption price per share ($1,166,959 ÷ 16,876.98 shares)	$ 69.15

Maximum offering price per share (100/96.50 of $69.15)	$ 71.66
Class B: Net Asset Value and offering price per share ($23,563 ÷ 379.41 shares)A	$ 62.10

Class C: Net Asset Value and offering price per share ($138,548 ÷ 2,194.33 shares)A	$ 63.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,355,939 ÷ 18,290.56 shares)	$ 74.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 18,407
Income from Fidelity Central Funds		370
Total income		18,777

Expenses
Management fee	$ 8,900
Transfer agent fees	3,478
Distribution and service plan fees	4,421
Accounting and security lending fees	476
Custodian fees and expenses	62
Independent trustees' compensation	10
Registration fees	60
Audit	32
Legal	8
Miscellaneous	16
Total expenses before reductions	17,463
Expense reductions	(348)	17,115
Net investment income (loss)		1,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	230,334
Foreign currency transactions	(56)
Total net realized gain (loss)		230,278
Change in net unrealized appreciation (depreciation) on: Investment securities	154,563
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		154,552
Net gain (loss)		384,830
Net increase (decrease) in net assets resulting from operations		$ 386,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,662	$ 1,561
Net realized gain (loss)	230,278	91,215
Change in net unrealized appreciation (depreciation)	154,552	277,882
Net increase (decrease) in net assets resulting from operations	386,492	370,658
Distributions to shareholders from net investment income	(3,311)	-
Distributions to shareholders from net realized gain	-	(6,141)
Total distributions	(3,311)	(6,141)
Share transactions - net increase (decrease)	33,302	(218,428)
Total increase (decrease) in net assets	416,483	146,089

Net Assets
Beginning of period	2,961,587	2,815,498
End of period (including accumulated net investment loss of $2,059 and accumulated net investment loss of $410, respectively)	$ 3,378,070	$ 2,961,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 61.77	$ 54.56	$ 50.75	$ 42.07	$ 34.36	$ 64.24
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.04)	(.14)	(.01)	.11
Net realized and unrealized gain (loss)	7.77	7.30	3.90	8.82	7.79	(29.99)
Total from investment operations	7.79	7.32	3.86	8.68	7.78	(29.88)
Distributions from net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	(.11)	(.05)	-	(.02)	-
Total distributions	-	(.11)	(.05)	-	(.07) I	-
Net asset value, end of period	$ 69.56	$ 61.77	$ 54.56	$ 50.75	$ 42.07	$ 34.36
Total Return B, C, D	12.61%	13.45%	7.61%	20.63%	22.71%	(46.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.14%	1.15%	1.16%	1.19%	1.16%
Expenses net of fee waivers, if any	1.13% A	1.14%	1.15%	1.16%	1.19%	1.16%
Expenses net of all reductions	1.11% A	1.14%	1.14%	1.15%	1.18%	1.15%
Net investment income (loss)	.06% A	.04%	(.08)%	(.31)%	(.04)%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 693	$ 632	$ 609	$ 636	$ 640	$ 628
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 61.45	$ 54.26	$ 50.51	$ 41.94	$ 34.25	$ 64.15
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.14)	(.22)	(.09)	.02
Net realized and unrealized gain (loss)	7.73	7.27	3.89	8.79	7.78	(29.92)
Total from investment operations	7.70	7.19	3.75	8.57	7.69	(29.90)
Net asset value, end of period	$ 69.15	$ 61.45	$ 54.26	$ 50.51	$ 41.94	$ 34.25
Total Return B, C, D	12.53%	13.25%	7.42%	20.43%	22.45%	(46.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.31%	1.32%	1.34%	1.39%	1.33%
Expenses net of fee waivers, if any	1.30% A	1.31%	1.32%	1.34%	1.39%	1.33%
Expenses net of all reductions	1.28% A	1.31%	1.31%	1.33%	1.39%	1.32%
Net investment income (loss)	(.11)% A	(.13)%	(.25)%	(.48)%	(.24)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,167	$ 1,108	$ 1,139	$ 1,246	$ 1,268	$ 1,274
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 55.36	$ 49.17	$ 46.04	$ 38.45	$ 31.57	$ 59.47
Income from Investment Operations
Net investment income (loss) E	(.20)	(.39)	(.42)	(.44)	(.26)	(.28)
Net realized and unrealized gain (loss)	6.94	6.58	3.55	8.03	7.14	(27.62)
Total from investment operations	6.74	6.19	3.13	7.59	6.88	(27.90)
Net asset value, end of period	$ 62.10	$ 55.36	$ 49.17	$ 46.04	$ 38.45	$ 31.57
Total Return B, C, D	12.17%	12.59%	6.80%	19.74%	21.79%	(46.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.90%	1.90%	1.91%	1.94%	1.91%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.90%	1.91%	1.94%	1.91%
Expenses net of all reductions	1.87% A	1.90%	1.90%	1.91%	1.93%	1.90%
Net investment income (loss)	(.70)% A	(.72)%	(.83)%	(1.06)%	(.79)%	(.54)%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 26	$ 35	$ 54	$ 70	$ 91
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 49.96	$ 46.77	$ 39.05	$ 32.06	$ 60.41
Income from Investment Operations
Net investment income (loss) E	(.19)	(.37)	(.41)	(.44)	(.26)	(.27)
Net realized and unrealized gain (loss)	7.06	6.68	3.60	8.16	7.25	(28.08)
Total from investment operations	6.87	6.31	3.19	7.72	6.99	(28.35)
Net asset value, end of period	$ 63.14	$ 56.27	$ 49.96	$ 46.77	$ 39.05	$ 32.06
Total Return B, C, D	12.21%	12.63%	6.82%	19.77%	21.80%	(46.93)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.86%	1.88%	1.90%	1.94%	1.90%
Expenses net of fee waivers, if any	1.85% A	1.86%	1.88%	1.90%	1.94%	1.90%
Expenses net of all reductions	1.83% A	1.86%	1.87%	1.90%	1.93%	1.89%
Net investment income (loss)	(.66)% A	(.68)%	(.81)%	(1.05)%	(.79)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 139	$ 133	$ 136	$ 143	$ 142	$ 141
Portfolio turnover rate G	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 65.92	$ 58.24	$ 54.14	$ 44.71	$ 36.61	$ 68.21
Income from Investment Operations
Net investment income (loss) D	.14	.25	.16	.02	.12	.32
Net realized and unrealized gain (loss)	8.27	7.75	4.16	9.41	8.27	(31.92)
Total from investment operations	8.41	8.00	4.32	9.43	8.39	(31.60)
Distributions from net investment income	(.20)	-	-	-	(.27)	-
Distributions from net realized gain	-	(.32)	(.22)	-	(.02)	-
Total distributions	(.20)	(.32)	(.22)	-	(.29) H	-
Net asset value, end of period	$ 74.13	$ 65.92	$ 58.24	$ 54.14	$ 44.71	$ 36.61
Total Return B, C	12.81%	13.83%	7.99%	21.09%	23.11%	(46.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.80%	.80%	.80%	.85%	.80%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.80%	.85%	.80%
Expenses net of all reductions	.76% A	.79%	.79%	.80%	.84%	.79%
Net investment income (loss)	.41% A	.39%	.27%	.05%	.30%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,356	$ 1,063	$ 897	$ 973	$ 983	$ 934
Portfolio turnover rate F	76% A	73%	70%	71%	135%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 740,652
Gross unrealized depreciation	(28,279)
Net unrealized appreciation (depreciation) on securities and other investments	$ 712,373

Tax cost	$ 2,773,514

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (186,661)
2017	(858,583)
Total capital loss carryforward	$ (1,045,244)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,221,474 and $1,186,286, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 814	$ 3
Class T	.25%	.25%	2,811	7
Class B	.75%	.25%	124	93
Class C	.75%	.25%	672	24
			$ 4,421	$ 127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	14
Class B*	11
Class C*	4
$ 61

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 921.28
Class T	1,143.20
Class B	37.30
Class C	171.25
Institutional Class	1,206.19
	$ 3,478

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $314, including $4 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $348 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Institutional Class	$ 3,311	$ -
From net realized gain
Class A	$ -	$ 1,215
Institutional Class	-	4,926
Total	$ -	$ 6,141

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	713	1,382	$ 46,940	$ 82,422
Reinvestment of distributions	-	21	-	1,098
Shares redeemed	(975)	(2,338)	(63,146)	(138,919)
Net increase (decrease)	(262)	(935)	$ (16,206)	$ (55,399)
Class T
Shares sold	913	2,021	$ 58,909	$ 120,048
Shares redeemed	(2,061)	(4,996)	(132,659)	(296,134)
Net increase (decrease)	(1,148)	(2,975)	$ (73,750)	$ (176,086)
Class B
Shares sold	4	5	$ 261	$ 239
Shares redeemed	(100)	(239)	(5,784)	(12,835)
Net increase (decrease)	(96)	(234)	$ (5,523)	$ (12,596)
Class C
Shares sold	71	154	$ 4,178	$ 8,368
Shares redeemed	(242)	(504)	(14,205)	(27,593)
Net increase (decrease)	(171)	(350)	$ (10,027)	$ (19,225)
Institutional Class
Shares sold	3,604	4,266	$ 239,519	$ 270,700
Reinvestment of distributions	50	86	3,246	4,818
Shares redeemed	(1,488)	(3,622)	(103,957)	(230,640)
Net increase (decrease)	2,166	730	$ 138,808	$ 44,878

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPG-USAN-0713
1.786783.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	.99%
Actual		$ 1,000.00	$ 1,163.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.20%
Actual		$ 1,000.00	$ 1,162.50	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class B	1.80%
Actual		$ 1,000.00	$ 1,159.20	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.75%
Actual		$ 1,000.00	$ 1,159.60	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,165.20	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.5
Chevron Corp.	2.9	2.9
Wells Fargo & Co.	2.8	2.7
Comcast Corp. Class A	2.6	3.0
Procter & Gamble Co.	2.4	2.9
Johnson & Johnson	2.3	2.1
Exxon Mobil Corp.	2.2	1.9
Cisco Systems, Inc.	2.2	1.5
Paychex, Inc.	2.2	2.1
General Electric Co.	2.1	2.2
	25.6
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	19.0
Health Care	12.9	13.8
Energy	12.3	13.6
Information Technology	11.3	9.9
Industrials	10.3	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 88.7%		Stocks 92.0%
	Bonds 0.1%		Bonds 0.5%
	Convertible Securities 5.8%		Convertible Securities 5.0%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	9.9%	** Foreign investments	12.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Gentex Corp.	217,433	$ 4,973
Diversified Consumer Services - 0.2%
H&R Block, Inc.	59,900	1,753
Strayer Education, Inc. (e)	56,747	3,035
		4,788
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	195,417	18,871
Texas Roadhouse, Inc. Class A	259,485	6,137
Wynn Resorts Ltd.	8,050	1,094
Yum! Brands, Inc.	112,383	7,614
		33,716
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (a)(k)(l)	52,800	8,715
Media - 4.2%
Comcast Corp. Class A	1,536,845	61,704
DIRECTV (a)	41,398	2,531
Sinclair Broadcast Group, Inc. Class A	25,400	687
Time Warner, Inc.	580,275	33,871
		98,793
Multiline Retail - 1.8%
Kohl's Corp.	146,883	7,551
Target Corp.	507,567	35,276
		42,827
Specialty Retail - 0.9%
Lowe's Companies, Inc.	349,200	14,705
Point, Inc.	29,220	1,299
Staples, Inc.	324,533	4,868
		20,872
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	65,400	3,810
TOTAL CONSUMER DISCRETIONARY		218,494
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	47,897	4,411
Molson Coors Brewing Co. Class B	164,505	8,128
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	311,559	$ 25,165
The Coca-Cola Co.	357,388	14,292
		51,996
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	157,900	9,092
Safeway, Inc.	441,832	10,167
Sysco Corp.	106,868	3,612
Wal-Mart Stores, Inc.	145,850	10,915
Walgreen Co.	466,469	22,279
		56,065
Food Products - 0.9%
Kellogg Co.	337,652	20,951
Household Products - 2.4%
Procter & Gamble Co.	751,190	57,661
Tobacco - 1.7%
Altria Group, Inc.	436,065	15,742
British American Tobacco PLC sponsored ADR	52,431	5,755
Lorillard, Inc.	287,953	12,221
Philip Morris International, Inc.	71,878	6,534
		40,252
TOTAL CONSUMER STAPLES		226,925
ENERGY - 11.4%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	68,900	4,146
Halliburton Co.	87,400	3,658
National Oilwell Varco, Inc.	69,605	4,893
Noble Corp.	237,517	9,204
Schlumberger Ltd.	65,900	4,813
Trinidad Drilling Ltd.	455,100	3,218
		29,932
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	146,027	11,993
BG Group PLC	60,800	1,121
Canadian Natural Resources Ltd.	300,000	8,941
Chevron Corp.	556,069	68,257
EV Energy Partners LP	126,352	4,809
Exxon Mobil Corp.	584,172	52,850
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Energy Partners LP	109,512	$ 3,938
HollyFrontier Corp.	73,449	3,636
Legacy Reserves LP	109,599	2,904
Markwest Energy Partners LP	164,388	10,823
Occidental Petroleum Corp.	198,603	18,285
Penn West Petroleum Ltd.	312,800	3,198
Royal Dutch Shell PLC Class A sponsored ADR	165,858	11,008
Southcross Energy Partners LP	51,650	1,160
Suncor Energy, Inc.	385,200	11,685
The Williams Companies, Inc.	557,425	19,610
Tsakos Energy Navigation Ltd.	290,077	1,410
Western Gas Equity Partners LP	16,228	607
Williams Partners LP	58,300	2,909
		239,144
TOTAL ENERGY		269,076
FINANCIALS - 20.3%
Capital Markets - 3.5%
Apollo Investment Corp.	686,552	5,692
Artisan Partners Asset Management, Inc.	49,078	2,293
Ashmore Group PLC	897,225	5,428
BlackRock, Inc. Class A	38,100	10,638
Charles Schwab Corp.	605,634	12,028
Greenhill & Co., Inc.	37,900	1,888
KKR & Co. LP	757,864	14,763
Manning & Napier, Inc. Class A	57,761	1,149
Morgan Stanley	611,944	15,849
The Blackstone Group LP	543,772	11,903
		81,631
Commercial Banks - 5.4%
Comerica, Inc.	122,480	4,837
Cullen/Frost Bankers, Inc. (e)	87,469	5,629
M&T Bank Corp. (e)	124,717	13,083
PNC Financial Services Group, Inc.	66,300	4,750
Standard Chartered PLC (United Kingdom)	333,833	7,796
SunTrust Banks, Inc.	228,901	7,345
U.S. Bancorp	530,600	18,603
Wells Fargo & Co.	1,597,550	64,781
		126,824
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.8%
Bank of America Corp.	462,094	$ 6,312
JPMorgan Chase & Co.	1,671,757	91,258
KKR Financial Holdings LLC	1,381,386	14,532
		112,102
Insurance - 4.8%
ACE Ltd.	196,911	17,659
AFLAC, Inc.	150,300	8,370
Berkshire Hathaway, Inc. Class B (a)	58,310	6,651
esure Group PLC	702,700	3,326
Hanover Insurance Group, Inc.	90,074	4,524
MetLife, Inc.	1,036,290	45,814
MetLife, Inc. unit	131,385	6,980
Prudential Financial, Inc.	150,600	10,387
Validus Holdings Ltd.	282,874	10,215
		113,926
Real Estate Investment Trusts - 1.7%
American Capital Agency Corp.	291,614	7,524
Annaly Capital Management, Inc.	480,000	6,518
CommonWealth REIT	99,342	2,031
Coresite Realty Corp.	20,320	653
First Potomac Realty Trust	133,536	1,827
Home Properties, Inc.	65,100	3,956
Rayonier, Inc.	112,252	6,219
Retail Properties America, Inc.	389,697	5,947
Silver Bay Realty Trust Corp.	9,038	161
Two Harbors Investment Corp.	288,015	3,177
Ventas, Inc.	39,294	2,804
		40,817
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (k)	96,000	2,016
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	100	1
TOTAL FINANCIALS		477,317
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.9%
Biotechnology - 0.5%
Amgen, Inc.	68,675	$ 6,904
PDL BioPharma, Inc. (e)	493,705	4,073
		10,977
Health Care Equipment & Supplies - 0.6%
Covidien PLC	111,200	7,072
St. Jude Medical, Inc.	134,362	5,808
		12,880
Health Care Providers & Services - 2.5%
Aetna, Inc.	234,500	14,159
McKesson Corp.	33,310	3,793
Quest Diagnostics, Inc.	76,890	4,755
UnitedHealth Group, Inc.	243,939	15,278
WellPoint, Inc.	284,721	21,915
		59,900
Health Care Technology - 0.1%
Quality Systems, Inc.	133,972	2,395
Pharmaceuticals - 8.2%
AbbVie, Inc.	232,256	9,915
AstraZeneca PLC sponsored ADR	309,552	15,865
Eli Lilly & Co.	211,770	11,258
Johnson & Johnson	636,418	53,574
Merck & Co., Inc.	1,035,560	48,361
Pfizer, Inc.	965,113	26,280
Sanofi SA	84,750	9,037
Teva Pharmaceutical Industries Ltd. sponsored ADR	240,598	9,191
Warner Chilcott PLC	552,268	10,604
		194,085
TOTAL HEALTH CARE		280,237
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
Raytheon Co.	176,427	11,757
The Boeing Co.	11,322	1,121
United Technologies Corp.	234,207	22,226
		35,104
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	195,900	$ 11,106
United Parcel Service, Inc. Class B	346,190	29,738
		40,844
Commercial Services & Supplies - 1.2%
Intrum Justitia AB	253,384	5,346
Republic Services, Inc.	665,689	22,700
		28,046
Electrical Equipment - 0.5%
Eaton Corp. PLC	48,900	3,230
Emerson Electric Co.	81,900	4,706
Hubbell, Inc. Class B	46,369	4,657
		12,593
Industrial Conglomerates - 2.1%
General Electric Co.	2,164,361	50,473
Machinery - 1.5%
Briggs & Stratton Corp.	49,327	1,154
Cummins, Inc.	43,237	5,172
Douglas Dynamics, Inc.	222,450	3,110
Harsco Corp.	98,487	2,303
Illinois Tool Works, Inc.	71,966	5,047
Stanley Black & Decker, Inc.	218,795	17,333
		34,119
Professional Services - 0.4%
Acacia Research Corp.	135,002	3,375
Michael Page International PLC	1,043,518	6,101
		9,476
Road & Rail - 0.4%
Union Pacific Corp.	52,494	8,117
Trading Companies & Distributors - 0.3%
Watsco, Inc.	84,701	7,390
TOTAL INDUSTRIALS		226,162
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,178,630	52,461
Computers & Peripherals - 0.6%
Apple, Inc.	28,168	12,667
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 4.5%
Accenture PLC Class A	196,696	$ 16,151
Cognizant Technology Solutions Corp. Class A (a)	76,117	4,921
Fidelity National Information Services, Inc.	44,271	1,988
IBM Corp.	139,473	29,013
Paychex, Inc.	1,355,732	50,474
The Western Union Co.	196,200	3,214
		105,761
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	1,069,777	16,261
KLA-Tencor Corp.	86,021	4,842
Siliconware Precision Industries Co. Ltd. sponsored ADR	944,633	5,432
		26,535
Software - 1.3%
CA Technologies, Inc.	173,681	4,743
Microsoft Corp.	729,617	25,449
		30,192
TOTAL INFORMATION TECHNOLOGY		227,616
MATERIALS - 0.4%
Chemicals - 0.3%
Eastman Chemical Co.	44,800	3,213
Monsanto Co.	5,846	588
RPM International, Inc.	89,600	2,968
		6,769
Metals & Mining - 0.1%
Commercial Metals Co.	241,941	3,731
TOTAL MATERIALS		10,500
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	686,827	24,032
CenturyLink, Inc.	189,838	6,483
Verizon Communications, Inc.	730,067	35,394
		65,909
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	6,711,813	$ 19,452
TOTAL TELECOMMUNICATION SERVICES		85,361
UTILITIES - 2.4%
Electric Utilities - 1.6%
FirstEnergy Corp.	174,069	6,790
Hawaiian Electric Industries, Inc. (e)	146,400	3,831
Northeast Utilities	150,965	6,291
PPL Corp.	417,791	12,408
Southern Co.	203,241	8,922
		38,242
Multi-Utilities - 0.8%
PG&E Corp.	139,107	6,247
Sempra Energy	143,514	11,668
		17,915
TOTAL UTILITIES		56,157
TOTAL COMMON STOCKS (Cost $1,739,057)		2,077,845
Preferred Stocks - 2.5%

Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	112,600	5,496
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,000	2,494
TOTAL CONSUMER DISCRETIONARY		7,990
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	40,900	1,914
FINANCIALS - 0.4%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	5,200	6,890
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	40,200	$ 2,544
TOTAL FINANCIALS		9,434
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	10,339	2,453
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	3,500	4,274
TOTAL HEALTH CARE		6,727
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	98,200	5,925
MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 6.00%	64,000	1,348
Cliffs Natural Resources, Inc. 7.00%	57,500	1,088
		2,436
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat SA Series A, 5.75%	18,000	1,113
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.:
5.889%	55,144	2,960
Series E, 5.599%	56,900	3,097
PPL Corp. 8.75%	46,700	2,515
		8,572
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS	62,700	3,002
TOTAL UTILITIES		11,574
TOTAL CONVERTIBLE PREFERRED STOCKS		47,113
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	17,373	$ 3,815
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (g)	8,105	7,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,738
TOTAL PREFERRED STOCKS (Cost $50,691)		58,851
Corporate Bonds - 3.9%
		Principal Amount (000s)(d)
Convertible Bonds - 3.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	2,400	3,440
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		3,690	3,898
Amyris, Inc. 3% 2/27/17		516	367
Chesapeake Energy Corp. 2.5% 5/15/37		2,840	2,831
Cobalt International Energy, Inc. 2.625% 12/1/19		1,220	1,321
Ship Finance International Ltd. 3.25% 2/1/18		1,990	2,008
			10,425
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		2,590	3,652
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		3,390	3,930
Radian Group, Inc. 2.25% 3/1/19		1,080	1,490
			5,420
TOTAL FINANCIALS			9,072
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.7%
Biotechnology - 0.1%
InterMune, Inc. 2.5% 12/15/17		$ 240	$ 263
Theravance, Inc. 2.125% 1/15/23		740	1,067
			1,330
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		2,150	2,943
Health Care Providers & Services - 0.5%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		2,030	2,272
WellPoint, Inc. 2.75% 10/15/42 (g)		7,500	9,329
			11,601
TOTAL HEALTH CARE			15,874
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		4,570	6,010
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		1,580	3,218
4.25% 12/15/14		460	960
			4,178
TOTAL INDUSTRIALS			10,188
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		3,480	3,837
Liberty Interactive LLC 0.75% 3/30/43 (g)		800	843
			4,680
Computers & Peripherals - 0.4%
EMC Corp. 1.75% 12/1/13		3,890	6,001
SanDisk Corp. 1.5% 8/15/17		2,030	2,701
			8,702
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37		1,690	2,516
Semiconductors & Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. 3% 10/1/17		4,390	3,954
Intel Corp. 3.25% 8/1/39		3,620	4,706
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.625% 2/15/33 (g)		$ 300	$ 381
2.125% 2/15/33 (g)		160	203
3.125% 5/1/32 (g)		3,160	4,385
			13,629
Software - 0.3%
Nuance Communications, Inc.:
2.75% 8/15/27		1,140	1,357
2.75% 11/1/31		6,750	6,995
			8,352
TOTAL INFORMATION TECHNOLOGY			37,879
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		1,530	1,690
TOTAL CONVERTIBLE BONDS			88,568
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.0%
GMAC LLC 8% 11/1/31		645	832
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (h)(i)		2,885	2,496
TOTAL FINANCIALS			3,328
TOTAL CORPORATE BONDS (Cost $82,389)			91,896
Other - 0.4%
	Principal Amount (000s)(d)	Value (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(j)(k)	$ 5,667	$ 5,667
	Shares
EQTY ER Holdings, LLC (f)(j)(k)	2,833,333	2,833
TOTAL OTHER (Cost $8,500)		8,500
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.12% (b)	120,743,298	120,743
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	11,580,425	11,580
TOTAL MONEY MARKET FUNDS (Cost $132,323)		132,323
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,012,960)		2,369,415
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,316)
NET ASSETS - 100%		$ 2,355,099
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,396,000 or 1.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,231,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	328
Total	$ 384
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 5,667	$ -	$ -	$ 5,667
EQTY ER Holdings, LLC	-	2,833	-	-	2,833
Total	$ -	$ 8,500	$ -	$ -	$ 8,500
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 230,299	$ 217,791	$ 3,793	$ 8,715
Consumer Staples	226,925	222,514	4,411	-
Energy	270,990	270,990	-	-
Financials	494,674	475,211	17,447	2,016
Health Care	286,964	273,653	13,311	-
Industrials	232,087	232,087	-	-
Information Technology	227,616	227,616	-	-
Materials	12,936	10,500	2,436	-
Telecommunication Services	86,474	67,022	19,452	-
Utilities	67,731	59,254	8,477	-
Corporate Bonds	91,896	1,357	90,539	-
Other/Energy	8,500	-	-	8,500
Money Market Funds	132,323	132,323	-	-
Total Investments in Securities:	$ 2,369,415	$ 2,190,318	$ 159,866	$ 19,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,103) - See accompanying schedule: Unaffiliated issuers (cost $1,872,137)	$ 2,228,592
Fidelity Central Funds (cost $132,323)	132,323
Other affiliated issuers (cost $8,500)	8,500
Total Investments (cost $2,012,960)		$ 2,369,415
Cash		171
Receivable for investments sold		4,508
Receivable for fund shares sold		968
Dividends receivable		5,835
Interest receivable		672
Distributions receivable from Fidelity Central Funds		56
Prepaid expenses		1
Other receivables		113
Total assets		2,381,739

Liabilities
Payable for investments purchased	$ 9,938
Payable for fund shares redeemed	2,888
Accrued management fee	899
Distribution and service plan fees payable	715
Other affiliated payables	486
Other payables and accrued expenses	134
Collateral on securities loaned, at value	11,580
Total liabilities		26,640

Net Assets		$ 2,355,099
Net Assets consist of:
Paid in capital		$ 2,210,808
Undistributed net investment income		9,193
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(221,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		356,444
Net Assets		$ 2,355,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($723,354 ÷ 24,648 shares)	$ 29.35

Maximum offering price per share (100/94.25 of $29.35)	$ 31.14
Class T: Net Asset Value and redemption price per share ($942,087 ÷ 31,615 shares)	$ 29.80

Maximum offering price per share (100/96.50 of $29.80)	$ 30.88
Class B: Net Asset Value and offering price per share ($29,224 ÷ 990 shares)A	$ 29.52

Class C: Net Asset Value and offering price per share ($170,946 ÷ 5,799 shares)A	$ 29.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,488 ÷ 16,160 shares)	$ 30.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 33,486
Interest		1,732
Income from Fidelity Central Funds		384
Total income		35,602

Expenses
Management fee	$ 5,100
Transfer agent fees	2,506
Distribution and service plan fees	4,043
Accounting and security lending fees	339
Custodian fees and expenses	23
Independent trustees' compensation	7
Registration fees	61
Audit	36
Legal	4
Miscellaneous	10
Total expenses before reductions	12,129
Expense reductions	(196)	11,933
Net investment income (loss)		23,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,559
Foreign currency transactions	(20)
Total net realized gain (loss)		97,539
Change in net unrealized appreciation (depreciation) on: Investment securities	215,196
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		215,188
Net gain (loss)		312,727
Net increase (decrease) in net assets resulting from operations		$ 336,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,669	$ 50,901
Net realized gain (loss)	97,539	109,033
Change in net unrealized appreciation (depreciation)	215,188	183,817
Net increase (decrease) in net assets resulting from operations	336,396	343,751
Distributions to shareholders from net investment income	(24,329)	(45,384)
Distributions to shareholders from net realized gain	(2,444)	-
Total distributions	(26,773)	(45,384)
Share transactions - net increase (decrease)	(73,913)	(210,314)
Total increase (decrease) in net assets	235,710	88,053

Net Assets
Beginning of period	2,119,389	2,031,336
End of period (including undistributed net investment income of $9,193 and undistributed net investment income of $9,853, respectively)	$ 2,355,099	$ 2,119,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.55	$ 22.18	$ 21.07	$ 20.26	$ 16.72	$ 30.63
Income from Investment Operations
Net investment income (loss) E	.30	.61	.42	.25	.28	.36
Net realized and unrealized gain (loss)	3.84	3.32	1.11	.81	3.58	(12.22)
Total from investment operations	4.14	3.93	1.53	1.06	3.86	(11.86)
Distributions from net investment income	(.31)	(.56)	(.42)	(.25)	(.32)	(.37)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.34)	(.56)	(.42)	(.25)	(.32)	(2.05)
Net asset value, end of period	$ 29.35	$ 25.55	$ 22.18	$ 21.07	$ 20.26	$ 16.72
Total Return B, C, D	16.39%	17.90%	7.25%	5.26%	23.58%	(41.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	1.02%	1.03%	1.04%	1.07%	1.01%
Expenses net of fee waivers, if any	.99% A	1.02%	1.03%	1.04%	1.07%	1.01%
Expenses net of all reductions	.97% A	1.01%	1.02%	1.04%	1.07%	1.00%
Net investment income (loss)	2.20% A	2.52%	1.82%	1.21%	1.67%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 646	$ 634	$ 719	$ 831	$ 801
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 22.50	$ 21.37	$ 20.54	$ 16.94	$ 31.01
Income from Investment Operations
Net investment income (loss) E	.28	.57	.38	.22	.25	.31
Net realized and unrealized gain (loss)	3.90	3.37	1.13	.82	3.63	(12.39)
Total from investment operations	4.18	3.94	1.51	1.04	3.88	(12.08)
Distributions from net investment income	(.29)	(.50)	(.38)	(.21)	(.28)	(.31)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.32)	(.50)	(.38)	(.21)	(.28)	(1.99)
Net asset value, end of period	$ 29.80	$ 25.94	$ 22.50	$ 21.37	$ 20.54	$ 16.94
Total Return B, C, D	16.25%	17.70%	7.02%	5.09%	23.35%	(41.49)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.21%	1.22%	1.23%	1.28%	1.21%
Expenses net of fee waivers, if any	1.20% A	1.21%	1.22%	1.23%	1.28%	1.21%
Expenses net of all reductions	1.18% A	1.21%	1.21%	1.22%	1.27%	1.21%
Net investment income (loss)	1.99% A	2.32%	1.63%	1.03%	1.47%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 942	$ 854	$ 862	$ 1,108	$ 1,264	$ 1,286
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.69	$ 22.29	$ 21.16	$ 20.33	$ 16.77	$ 30.67
Income from Investment Operations
Net investment income (loss) E	.19	.42	.24	.09	.15	.17
Net realized and unrealized gain (loss)	3.87	3.34	1.12	.82	3.59	(12.26)
Total from investment operations	4.06	3.76	1.36	.91	3.74	(12.09)
Distributions from net investment income	(.20)	(.36)	(.23)	(.08)	(.18)	(.13)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.23)	(.36)	(.23)	(.08)	(.18)	(1.81)
Net asset value, end of period	$ 29.52	$ 25.69	$ 22.29	$ 21.16	$ 20.33	$ 16.77
Total Return B, C, D	15.92%	16.97%	6.43%	4.49%	22.59%	(41.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.80%	1.81%	1.82%	1.84%	1.80%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.81%	1.82%	1.84%	1.80%
Expenses net of all reductions	1.78% A	1.80%	1.80%	1.81%	1.84%	1.80%
Net investment income (loss)	1.39% A	1.73%	1.04%	.44%	.90%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 31	$ 42	$ 63	$ 88	$ 115
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.66	$ 22.27	$ 21.16	$ 20.34	$ 16.78	$ 30.70
Income from Investment Operations
Net investment income (loss) E	.20	.43	.25	.09	.16	.17
Net realized and unrealized gain (loss)	3.86	3.33	1.11	.82	3.59	(12.26)
Total from investment operations	4.06	3.76	1.36	.91	3.75	(12.09)
Distributions from net investment income	(.21)	(.37)	(.25)	(.09)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.24)	(.37)	(.25)	(.09)	(.19)	(1.83)
Net asset value, end of period	$ 29.48	$ 25.66	$ 22.27	$ 21.16	$ 20.34	$ 16.78
Total Return B, C, D	15.96%	17.03%	6.40%	4.50%	22.63%	(41.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.77%	1.78%	1.80%	1.83%	1.77%
Expenses net of fee waivers, if any	1.75% A	1.77%	1.78%	1.80%	1.83%	1.77%
Expenses net of all reductions	1.73% A	1.77%	1.77%	1.79%	1.83%	1.77%
Net investment income (loss)	1.45% A	1.76%	1.06%	.46%	.91%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 171	$ 143	$ 134	$ 149	$ 165	$ 170
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.36	$ 22.86	$ 21.70	$ 20.85	$ 17.20	$ 31.46
Income from Investment Operations
Net investment income (loss) D	.35	.70	.50	.32	.34	.44
Net realized and unrealized gain (loss)	3.96	3.43	1.14	.83	3.68	(12.57)
Total from investment operations	4.31	4.13	1.64	1.15	4.02	(12.13)
Distributions from net investment income	(.35)	(.63)	(.48)	(.30)	(.37)	(.45)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.38)	(.63)	(.48)	(.30)	(.37)	(2.13)
Net asset value, end of period	$ 30.29	$ 26.36	$ 22.86	$ 21.70	$ 20.85	$ 17.20
Total Return B, C	16.52%	18.27%	7.55%	5.56%	23.90%	(41.18)%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.74%	.77%	.79%	.72%
Expenses net of fee waivers, if any	.72% A	.73%	.74%	.77%	.79%	.72%
Expenses net of all reductions	.71% A	.73%	.73%	.76%	.78%	.72%
Net investment income (loss)	2.47% A	2.80%	2.10%	1.49%	1.96%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 489	$ 445	$ 360	$ 464	$ 1,127	$ 1,249
Portfolio turnover rate F	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 383,973
Gross unrealized depreciation	(38,487)
Net unrealized appreciation (depreciation) on securities and other investments	$ 345,486

Tax cost	$ 2,023,929

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (302,542)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,370 and $509,631, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 858	$ 4
Class T	.25%	.25%	2,255	4
Class B	.75%	.25%	153	115
Class C	.75%	.25%	777	67
			$ 4,043	$ 190

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	20
Class B*	12
Class C*	3
$ 104

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 836.24
Class T	899.20
Class B	46.30
Class C	195.25
Institutional Class	530.23
	$ 2,506

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328, including $1 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $195 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 7,854	$ 14,971
Class T	9,266	17,872
Class B	233	544
Class C	1,183	2,166
Institutional Class	5,793	9,831
Total	$ 24,329	$ 45,384
From net realized gain
Class A	$ 754	$ -
Class T	982	-
Class B	36	-
Class C	167	-
Institutional Class	505	-
Total	$ 2,444	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,704	3,213	$ 47,162	$ 77,551
Reinvestment of distributions	304	577	7,936	13,763
Shares redeemed	(2,655)	(7,076)	(72,684)	(170,494)
Net increase (decrease)	(647)	(3,286)	$ (17,586)	$ (79,180)
Class T
Shares sold	2,127	3,722	$ 59,781	$ 91,180
Reinvestment of distributions	372	709	9,838	17,138
Shares redeemed	(3,804)	(9,817)	(106,052)	(240,587)
Net increase (decrease)	(1,305)	(5,386)	$ (36,433)	$ (132,269)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class B
Shares sold	20	27	$ 541	$ 663
Reinvestment of distributions	9	21	245	492
Shares redeemed	(261)	(695)	(7,222)	(16,864)
Net increase (decrease)	(232)	(647)	$ (6,436)	$ (15,709)
Class C
Shares sold	715	618	$ 20,003	$ 15,024
Reinvestment of distributions	45	79	1,180	1,896
Shares redeemed	(528)	(1,166)	(14,539)	(28,340)
Net increase (decrease)	232	(469)	$ 6,644	$ (11,420)
Institutional Class
Shares sold	1,140	5,436	$ 32,192	$ 134,907
Reinvestment of distributions	224	377	6,047	9,300
Shares redeemed	(2,085)	(4,659)	(58,341)	(115,943)
Net increase (decrease)	(721)	1,154	$ (20,102)	$ 28,264

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPII-USAN-0713
1.786786.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	.99%
Actual		$ 1,000.00	$ 1,163.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.20%
Actual		$ 1,000.00	$ 1,162.50	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class B	1.80%
Actual		$ 1,000.00	$ 1,159.20	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.75%
Actual		$ 1,000.00	$ 1,159.60	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,165.20	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.5
Chevron Corp.	2.9	2.9
Wells Fargo & Co.	2.8	2.7
Comcast Corp. Class A	2.6	3.0
Procter & Gamble Co.	2.4	2.9
Johnson & Johnson	2.3	2.1
Exxon Mobil Corp.	2.2	1.9
Cisco Systems, Inc.	2.2	1.5
Paychex, Inc.	2.2	2.1
General Electric Co.	2.1	2.2
	25.6
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	19.0
Health Care	12.9	13.8
Energy	12.3	13.6
Information Technology	11.3	9.9
Industrials	10.3	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 88.7%		Stocks 92.0%
	Bonds 0.1%		Bonds 0.5%
	Convertible Securities 5.8%		Convertible Securities 5.0%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	9.9%	** Foreign investments	12.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Gentex Corp.	217,433	$ 4,973
Diversified Consumer Services - 0.2%
H&R Block, Inc.	59,900	1,753
Strayer Education, Inc. (e)	56,747	3,035
		4,788
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	195,417	18,871
Texas Roadhouse, Inc. Class A	259,485	6,137
Wynn Resorts Ltd.	8,050	1,094
Yum! Brands, Inc.	112,383	7,614
		33,716
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (a)(k)(l)	52,800	8,715
Media - 4.2%
Comcast Corp. Class A	1,536,845	61,704
DIRECTV (a)	41,398	2,531
Sinclair Broadcast Group, Inc. Class A	25,400	687
Time Warner, Inc.	580,275	33,871
		98,793
Multiline Retail - 1.8%
Kohl's Corp.	146,883	7,551
Target Corp.	507,567	35,276
		42,827
Specialty Retail - 0.9%
Lowe's Companies, Inc.	349,200	14,705
Point, Inc.	29,220	1,299
Staples, Inc.	324,533	4,868
		20,872
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	65,400	3,810
TOTAL CONSUMER DISCRETIONARY		218,494
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	47,897	4,411
Molson Coors Brewing Co. Class B	164,505	8,128
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	311,559	$ 25,165
The Coca-Cola Co.	357,388	14,292
		51,996
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	157,900	9,092
Safeway, Inc.	441,832	10,167
Sysco Corp.	106,868	3,612
Wal-Mart Stores, Inc.	145,850	10,915
Walgreen Co.	466,469	22,279
		56,065
Food Products - 0.9%
Kellogg Co.	337,652	20,951
Household Products - 2.4%
Procter & Gamble Co.	751,190	57,661
Tobacco - 1.7%
Altria Group, Inc.	436,065	15,742
British American Tobacco PLC sponsored ADR	52,431	5,755
Lorillard, Inc.	287,953	12,221
Philip Morris International, Inc.	71,878	6,534
		40,252
TOTAL CONSUMER STAPLES		226,925
ENERGY - 11.4%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	68,900	4,146
Halliburton Co.	87,400	3,658
National Oilwell Varco, Inc.	69,605	4,893
Noble Corp.	237,517	9,204
Schlumberger Ltd.	65,900	4,813
Trinidad Drilling Ltd.	455,100	3,218
		29,932
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	146,027	11,993
BG Group PLC	60,800	1,121
Canadian Natural Resources Ltd.	300,000	8,941
Chevron Corp.	556,069	68,257
EV Energy Partners LP	126,352	4,809
Exxon Mobil Corp.	584,172	52,850
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Energy Partners LP	109,512	$ 3,938
HollyFrontier Corp.	73,449	3,636
Legacy Reserves LP	109,599	2,904
Markwest Energy Partners LP	164,388	10,823
Occidental Petroleum Corp.	198,603	18,285
Penn West Petroleum Ltd.	312,800	3,198
Royal Dutch Shell PLC Class A sponsored ADR	165,858	11,008
Southcross Energy Partners LP	51,650	1,160
Suncor Energy, Inc.	385,200	11,685
The Williams Companies, Inc.	557,425	19,610
Tsakos Energy Navigation Ltd.	290,077	1,410
Western Gas Equity Partners LP	16,228	607
Williams Partners LP	58,300	2,909
		239,144
TOTAL ENERGY		269,076
FINANCIALS - 20.3%
Capital Markets - 3.5%
Apollo Investment Corp.	686,552	5,692
Artisan Partners Asset Management, Inc.	49,078	2,293
Ashmore Group PLC	897,225	5,428
BlackRock, Inc. Class A	38,100	10,638
Charles Schwab Corp.	605,634	12,028
Greenhill & Co., Inc.	37,900	1,888
KKR & Co. LP	757,864	14,763
Manning & Napier, Inc. Class A	57,761	1,149
Morgan Stanley	611,944	15,849
The Blackstone Group LP	543,772	11,903
		81,631
Commercial Banks - 5.4%
Comerica, Inc.	122,480	4,837
Cullen/Frost Bankers, Inc. (e)	87,469	5,629
M&T Bank Corp. (e)	124,717	13,083
PNC Financial Services Group, Inc.	66,300	4,750
Standard Chartered PLC (United Kingdom)	333,833	7,796
SunTrust Banks, Inc.	228,901	7,345
U.S. Bancorp	530,600	18,603
Wells Fargo & Co.	1,597,550	64,781
		126,824
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.8%
Bank of America Corp.	462,094	$ 6,312
JPMorgan Chase & Co.	1,671,757	91,258
KKR Financial Holdings LLC	1,381,386	14,532
		112,102
Insurance - 4.8%
ACE Ltd.	196,911	17,659
AFLAC, Inc.	150,300	8,370
Berkshire Hathaway, Inc. Class B (a)	58,310	6,651
esure Group PLC	702,700	3,326
Hanover Insurance Group, Inc.	90,074	4,524
MetLife, Inc.	1,036,290	45,814
MetLife, Inc. unit	131,385	6,980
Prudential Financial, Inc.	150,600	10,387
Validus Holdings Ltd.	282,874	10,215
		113,926
Real Estate Investment Trusts - 1.7%
American Capital Agency Corp.	291,614	7,524
Annaly Capital Management, Inc.	480,000	6,518
CommonWealth REIT	99,342	2,031
Coresite Realty Corp.	20,320	653
First Potomac Realty Trust	133,536	1,827
Home Properties, Inc.	65,100	3,956
Rayonier, Inc.	112,252	6,219
Retail Properties America, Inc.	389,697	5,947
Silver Bay Realty Trust Corp.	9,038	161
Two Harbors Investment Corp.	288,015	3,177
Ventas, Inc.	39,294	2,804
		40,817
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (k)	96,000	2,016
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	100	1
TOTAL FINANCIALS		477,317
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.9%
Biotechnology - 0.5%
Amgen, Inc.	68,675	$ 6,904
PDL BioPharma, Inc. (e)	493,705	4,073
		10,977
Health Care Equipment & Supplies - 0.6%
Covidien PLC	111,200	7,072
St. Jude Medical, Inc.	134,362	5,808
		12,880
Health Care Providers & Services - 2.5%
Aetna, Inc.	234,500	14,159
McKesson Corp.	33,310	3,793
Quest Diagnostics, Inc.	76,890	4,755
UnitedHealth Group, Inc.	243,939	15,278
WellPoint, Inc.	284,721	21,915
		59,900
Health Care Technology - 0.1%
Quality Systems, Inc.	133,972	2,395
Pharmaceuticals - 8.2%
AbbVie, Inc.	232,256	9,915
AstraZeneca PLC sponsored ADR	309,552	15,865
Eli Lilly & Co.	211,770	11,258
Johnson & Johnson	636,418	53,574
Merck & Co., Inc.	1,035,560	48,361
Pfizer, Inc.	965,113	26,280
Sanofi SA	84,750	9,037
Teva Pharmaceutical Industries Ltd. sponsored ADR	240,598	9,191
Warner Chilcott PLC	552,268	10,604
		194,085
TOTAL HEALTH CARE		280,237
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
Raytheon Co.	176,427	11,757
The Boeing Co.	11,322	1,121
United Technologies Corp.	234,207	22,226
		35,104
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	195,900	$ 11,106
United Parcel Service, Inc. Class B	346,190	29,738
		40,844
Commercial Services & Supplies - 1.2%
Intrum Justitia AB	253,384	5,346
Republic Services, Inc.	665,689	22,700
		28,046
Electrical Equipment - 0.5%
Eaton Corp. PLC	48,900	3,230
Emerson Electric Co.	81,900	4,706
Hubbell, Inc. Class B	46,369	4,657
		12,593
Industrial Conglomerates - 2.1%
General Electric Co.	2,164,361	50,473
Machinery - 1.5%
Briggs & Stratton Corp.	49,327	1,154
Cummins, Inc.	43,237	5,172
Douglas Dynamics, Inc.	222,450	3,110
Harsco Corp.	98,487	2,303
Illinois Tool Works, Inc.	71,966	5,047
Stanley Black & Decker, Inc.	218,795	17,333
		34,119
Professional Services - 0.4%
Acacia Research Corp.	135,002	3,375
Michael Page International PLC	1,043,518	6,101
		9,476
Road & Rail - 0.4%
Union Pacific Corp.	52,494	8,117
Trading Companies & Distributors - 0.3%
Watsco, Inc.	84,701	7,390
TOTAL INDUSTRIALS		226,162
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,178,630	52,461
Computers & Peripherals - 0.6%
Apple, Inc.	28,168	12,667
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 4.5%
Accenture PLC Class A	196,696	$ 16,151
Cognizant Technology Solutions Corp. Class A (a)	76,117	4,921
Fidelity National Information Services, Inc.	44,271	1,988
IBM Corp.	139,473	29,013
Paychex, Inc.	1,355,732	50,474
The Western Union Co.	196,200	3,214
		105,761
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	1,069,777	16,261
KLA-Tencor Corp.	86,021	4,842
Siliconware Precision Industries Co. Ltd. sponsored ADR	944,633	5,432
		26,535
Software - 1.3%
CA Technologies, Inc.	173,681	4,743
Microsoft Corp.	729,617	25,449
		30,192
TOTAL INFORMATION TECHNOLOGY		227,616
MATERIALS - 0.4%
Chemicals - 0.3%
Eastman Chemical Co.	44,800	3,213
Monsanto Co.	5,846	588
RPM International, Inc.	89,600	2,968
		6,769
Metals & Mining - 0.1%
Commercial Metals Co.	241,941	3,731
TOTAL MATERIALS		10,500
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	686,827	24,032
CenturyLink, Inc.	189,838	6,483
Verizon Communications, Inc.	730,067	35,394
		65,909
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	6,711,813	$ 19,452
TOTAL TELECOMMUNICATION SERVICES		85,361
UTILITIES - 2.4%
Electric Utilities - 1.6%
FirstEnergy Corp.	174,069	6,790
Hawaiian Electric Industries, Inc. (e)	146,400	3,831
Northeast Utilities	150,965	6,291
PPL Corp.	417,791	12,408
Southern Co.	203,241	8,922
		38,242
Multi-Utilities - 0.8%
PG&E Corp.	139,107	6,247
Sempra Energy	143,514	11,668
		17,915
TOTAL UTILITIES		56,157
TOTAL COMMON STOCKS (Cost $1,739,057)		2,077,845
Preferred Stocks - 2.5%

Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	112,600	5,496
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,000	2,494
TOTAL CONSUMER DISCRETIONARY		7,990
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	40,900	1,914
FINANCIALS - 0.4%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	5,200	6,890
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	40,200	$ 2,544
TOTAL FINANCIALS		9,434
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	10,339	2,453
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	3,500	4,274
TOTAL HEALTH CARE		6,727
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	98,200	5,925
MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 6.00%	64,000	1,348
Cliffs Natural Resources, Inc. 7.00%	57,500	1,088
		2,436
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat SA Series A, 5.75%	18,000	1,113
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.:
5.889%	55,144	2,960
Series E, 5.599%	56,900	3,097
PPL Corp. 8.75%	46,700	2,515
		8,572
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS	62,700	3,002
TOTAL UTILITIES		11,574
TOTAL CONVERTIBLE PREFERRED STOCKS		47,113
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	17,373	$ 3,815
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (g)	8,105	7,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,738
TOTAL PREFERRED STOCKS (Cost $50,691)		58,851
Corporate Bonds - 3.9%
		Principal Amount (000s)(d)
Convertible Bonds - 3.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	2,400	3,440
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		3,690	3,898
Amyris, Inc. 3% 2/27/17		516	367
Chesapeake Energy Corp. 2.5% 5/15/37		2,840	2,831
Cobalt International Energy, Inc. 2.625% 12/1/19		1,220	1,321
Ship Finance International Ltd. 3.25% 2/1/18		1,990	2,008
			10,425
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		2,590	3,652
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		3,390	3,930
Radian Group, Inc. 2.25% 3/1/19		1,080	1,490
			5,420
TOTAL FINANCIALS			9,072
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.7%
Biotechnology - 0.1%
InterMune, Inc. 2.5% 12/15/17		$ 240	$ 263
Theravance, Inc. 2.125% 1/15/23		740	1,067
			1,330
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		2,150	2,943
Health Care Providers & Services - 0.5%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		2,030	2,272
WellPoint, Inc. 2.75% 10/15/42 (g)		7,500	9,329
			11,601
TOTAL HEALTH CARE			15,874
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		4,570	6,010
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		1,580	3,218
4.25% 12/15/14		460	960
			4,178
TOTAL INDUSTRIALS			10,188
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		3,480	3,837
Liberty Interactive LLC 0.75% 3/30/43 (g)		800	843
			4,680
Computers & Peripherals - 0.4%
EMC Corp. 1.75% 12/1/13		3,890	6,001
SanDisk Corp. 1.5% 8/15/17		2,030	2,701
			8,702
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37		1,690	2,516
Semiconductors & Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. 3% 10/1/17		4,390	3,954
Intel Corp. 3.25% 8/1/39		3,620	4,706
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.625% 2/15/33 (g)		$ 300	$ 381
2.125% 2/15/33 (g)		160	203
3.125% 5/1/32 (g)		3,160	4,385
			13,629
Software - 0.3%
Nuance Communications, Inc.:
2.75% 8/15/27		1,140	1,357
2.75% 11/1/31		6,750	6,995
			8,352
TOTAL INFORMATION TECHNOLOGY			37,879
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		1,530	1,690
TOTAL CONVERTIBLE BONDS			88,568
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.0%
GMAC LLC 8% 11/1/31		645	832
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (h)(i)		2,885	2,496
TOTAL FINANCIALS			3,328
TOTAL CORPORATE BONDS (Cost $82,389)			91,896
Other - 0.4%
	Principal Amount (000s)(d)	Value (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(j)(k)	$ 5,667	$ 5,667
	Shares
EQTY ER Holdings, LLC (f)(j)(k)	2,833,333	2,833
TOTAL OTHER (Cost $8,500)		8,500
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.12% (b)	120,743,298	120,743
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	11,580,425	11,580
TOTAL MONEY MARKET FUNDS (Cost $132,323)		132,323
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,012,960)		2,369,415
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,316)
NET ASSETS - 100%		$ 2,355,099
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,396,000 or 1.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,231,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	328
Total	$ 384
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 5,667	$ -	$ -	$ 5,667
EQTY ER Holdings, LLC	-	2,833	-	-	2,833
Total	$ -	$ 8,500	$ -	$ -	$ 8,500
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 230,299	$ 217,791	$ 3,793	$ 8,715
Consumer Staples	226,925	222,514	4,411	-
Energy	270,990	270,990	-	-
Financials	494,674	475,211	17,447	2,016
Health Care	286,964	273,653	13,311	-
Industrials	232,087	232,087	-	-
Information Technology	227,616	227,616	-	-
Materials	12,936	10,500	2,436	-
Telecommunication Services	86,474	67,022	19,452	-
Utilities	67,731	59,254	8,477	-
Corporate Bonds	91,896	1,357	90,539	-
Other/Energy	8,500	-	-	8,500
Money Market Funds	132,323	132,323	-	-
Total Investments in Securities:	$ 2,369,415	$ 2,190,318	$ 159,866	$ 19,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,103) - See accompanying schedule: Unaffiliated issuers (cost $1,872,137)	$ 2,228,592
Fidelity Central Funds (cost $132,323)	132,323
Other affiliated issuers (cost $8,500)	8,500
Total Investments (cost $2,012,960)		$ 2,369,415
Cash		171
Receivable for investments sold		4,508
Receivable for fund shares sold		968
Dividends receivable		5,835
Interest receivable		672
Distributions receivable from Fidelity Central Funds		56
Prepaid expenses		1
Other receivables		113
Total assets		2,381,739

Liabilities
Payable for investments purchased	$ 9,938
Payable for fund shares redeemed	2,888
Accrued management fee	899
Distribution and service plan fees payable	715
Other affiliated payables	486
Other payables and accrued expenses	134
Collateral on securities loaned, at value	11,580
Total liabilities		26,640

Net Assets		$ 2,355,099
Net Assets consist of:
Paid in capital		$ 2,210,808
Undistributed net investment income		9,193
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(221,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		356,444
Net Assets		$ 2,355,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($723,354 ÷ 24,648 shares)	$ 29.35

Maximum offering price per share (100/94.25 of $29.35)	$ 31.14
Class T: Net Asset Value and redemption price per share ($942,087 ÷ 31,615 shares)	$ 29.80

Maximum offering price per share (100/96.50 of $29.80)	$ 30.88
Class B: Net Asset Value and offering price per share ($29,224 ÷ 990 shares)A	$ 29.52

Class C: Net Asset Value and offering price per share ($170,946 ÷ 5,799 shares)A	$ 29.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,488 ÷ 16,160 shares)	$ 30.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 33,486
Interest		1,732
Income from Fidelity Central Funds		384
Total income		35,602

Expenses
Management fee	$ 5,100
Transfer agent fees	2,506
Distribution and service plan fees	4,043
Accounting and security lending fees	339
Custodian fees and expenses	23
Independent trustees' compensation	7
Registration fees	61
Audit	36
Legal	4
Miscellaneous	10
Total expenses before reductions	12,129
Expense reductions	(196)	11,933
Net investment income (loss)		23,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,559
Foreign currency transactions	(20)
Total net realized gain (loss)		97,539
Change in net unrealized appreciation (depreciation) on: Investment securities	215,196
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		215,188
Net gain (loss)		312,727
Net increase (decrease) in net assets resulting from operations		$ 336,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,669	$ 50,901
Net realized gain (loss)	97,539	109,033
Change in net unrealized appreciation (depreciation)	215,188	183,817
Net increase (decrease) in net assets resulting from operations	336,396	343,751
Distributions to shareholders from net investment income	(24,329)	(45,384)
Distributions to shareholders from net realized gain	(2,444)	-
Total distributions	(26,773)	(45,384)
Share transactions - net increase (decrease)	(73,913)	(210,314)
Total increase (decrease) in net assets	235,710	88,053

Net Assets
Beginning of period	2,119,389	2,031,336
End of period (including undistributed net investment income of $9,193 and undistributed net investment income of $9,853, respectively)	$ 2,355,099	$ 2,119,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.55	$ 22.18	$ 21.07	$ 20.26	$ 16.72	$ 30.63
Income from Investment Operations
Net investment income (loss) E	.30	.61	.42	.25	.28	.36
Net realized and unrealized gain (loss)	3.84	3.32	1.11	.81	3.58	(12.22)
Total from investment operations	4.14	3.93	1.53	1.06	3.86	(11.86)
Distributions from net investment income	(.31)	(.56)	(.42)	(.25)	(.32)	(.37)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.34)	(.56)	(.42)	(.25)	(.32)	(2.05)
Net asset value, end of period	$ 29.35	$ 25.55	$ 22.18	$ 21.07	$ 20.26	$ 16.72
Total Return B, C, D	16.39%	17.90%	7.25%	5.26%	23.58%	(41.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	1.02%	1.03%	1.04%	1.07%	1.01%
Expenses net of fee waivers, if any	.99% A	1.02%	1.03%	1.04%	1.07%	1.01%
Expenses net of all reductions	.97% A	1.01%	1.02%	1.04%	1.07%	1.00%
Net investment income (loss)	2.20% A	2.52%	1.82%	1.21%	1.67%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 646	$ 634	$ 719	$ 831	$ 801
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 22.50	$ 21.37	$ 20.54	$ 16.94	$ 31.01
Income from Investment Operations
Net investment income (loss) E	.28	.57	.38	.22	.25	.31
Net realized and unrealized gain (loss)	3.90	3.37	1.13	.82	3.63	(12.39)
Total from investment operations	4.18	3.94	1.51	1.04	3.88	(12.08)
Distributions from net investment income	(.29)	(.50)	(.38)	(.21)	(.28)	(.31)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.32)	(.50)	(.38)	(.21)	(.28)	(1.99)
Net asset value, end of period	$ 29.80	$ 25.94	$ 22.50	$ 21.37	$ 20.54	$ 16.94
Total Return B, C, D	16.25%	17.70%	7.02%	5.09%	23.35%	(41.49)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.21%	1.22%	1.23%	1.28%	1.21%
Expenses net of fee waivers, if any	1.20% A	1.21%	1.22%	1.23%	1.28%	1.21%
Expenses net of all reductions	1.18% A	1.21%	1.21%	1.22%	1.27%	1.21%
Net investment income (loss)	1.99% A	2.32%	1.63%	1.03%	1.47%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 942	$ 854	$ 862	$ 1,108	$ 1,264	$ 1,286
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.69	$ 22.29	$ 21.16	$ 20.33	$ 16.77	$ 30.67
Income from Investment Operations
Net investment income (loss) E	.19	.42	.24	.09	.15	.17
Net realized and unrealized gain (loss)	3.87	3.34	1.12	.82	3.59	(12.26)
Total from investment operations	4.06	3.76	1.36	.91	3.74	(12.09)
Distributions from net investment income	(.20)	(.36)	(.23)	(.08)	(.18)	(.13)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.23)	(.36)	(.23)	(.08)	(.18)	(1.81)
Net asset value, end of period	$ 29.52	$ 25.69	$ 22.29	$ 21.16	$ 20.33	$ 16.77
Total Return B, C, D	15.92%	16.97%	6.43%	4.49%	22.59%	(41.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.80%	1.81%	1.82%	1.84%	1.80%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.81%	1.82%	1.84%	1.80%
Expenses net of all reductions	1.78% A	1.80%	1.80%	1.81%	1.84%	1.80%
Net investment income (loss)	1.39% A	1.73%	1.04%	.44%	.90%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 31	$ 42	$ 63	$ 88	$ 115
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.66	$ 22.27	$ 21.16	$ 20.34	$ 16.78	$ 30.70
Income from Investment Operations
Net investment income (loss) E	.20	.43	.25	.09	.16	.17
Net realized and unrealized gain (loss)	3.86	3.33	1.11	.82	3.59	(12.26)
Total from investment operations	4.06	3.76	1.36	.91	3.75	(12.09)
Distributions from net investment income	(.21)	(.37)	(.25)	(.09)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.24)	(.37)	(.25)	(.09)	(.19)	(1.83)
Net asset value, end of period	$ 29.48	$ 25.66	$ 22.27	$ 21.16	$ 20.34	$ 16.78
Total Return B, C, D	15.96%	17.03%	6.40%	4.50%	22.63%	(41.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.77%	1.78%	1.80%	1.83%	1.77%
Expenses net of fee waivers, if any	1.75% A	1.77%	1.78%	1.80%	1.83%	1.77%
Expenses net of all reductions	1.73% A	1.77%	1.77%	1.79%	1.83%	1.77%
Net investment income (loss)	1.45% A	1.76%	1.06%	.46%	.91%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 171	$ 143	$ 134	$ 149	$ 165	$ 170
Portfolio turnover rate G	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.36	$ 22.86	$ 21.70	$ 20.85	$ 17.20	$ 31.46
Income from Investment Operations
Net investment income (loss) D	.35	.70	.50	.32	.34	.44
Net realized and unrealized gain (loss)	3.96	3.43	1.14	.83	3.68	(12.57)
Total from investment operations	4.31	4.13	1.64	1.15	4.02	(12.13)
Distributions from net investment income	(.35)	(.63)	(.48)	(.30)	(.37)	(.45)
Distributions from net realized gain	(.03)	-	-	-	-	(1.68)
Total distributions	(.38)	(.63)	(.48)	(.30)	(.37)	(2.13)
Net asset value, end of period	$ 30.29	$ 26.36	$ 22.86	$ 21.70	$ 20.85	$ 17.20
Total Return B, C	16.52%	18.27%	7.55%	5.56%	23.90%	(41.18)%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.74%	.77%	.79%	.72%
Expenses net of fee waivers, if any	.72% A	.73%	.74%	.77%	.79%	.72%
Expenses net of all reductions	.71% A	.73%	.73%	.76%	.78%	.72%
Net investment income (loss)	2.47% A	2.80%	2.10%	1.49%	1.96%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 489	$ 445	$ 360	$ 464	$ 1,127	$ 1,249
Portfolio turnover rate F	34% A	49%	89%	29%	76%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 383,973
Gross unrealized depreciation	(38,487)
Net unrealized appreciation (depreciation) on securities and other investments	$ 345,486

Tax cost	$ 2,023,929

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (302,542)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,370 and $509,631, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 858	$ 4
Class T	.25%	.25%	2,255	4
Class B	.75%	.25%	153	115
Class C	.75%	.25%	777	67
			$ 4,043	$ 190

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	20
Class B*	12
Class C*	3
$ 104

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 836.24
Class T	899.20
Class B	46.30
Class C	195.25
Institutional Class	530.23
	$ 2,506

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328, including $1 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $195 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 7,854	$ 14,971
Class T	9,266	17,872
Class B	233	544
Class C	1,183	2,166
Institutional Class	5,793	9,831
Total	$ 24,329	$ 45,384
From net realized gain
Class A	$ 754	$ -
Class T	982	-
Class B	36	-
Class C	167	-
Institutional Class	505	-
Total	$ 2,444	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,704	3,213	$ 47,162	$ 77,551
Reinvestment of distributions	304	577	7,936	13,763
Shares redeemed	(2,655)	(7,076)	(72,684)	(170,494)
Net increase (decrease)	(647)	(3,286)	$ (17,586)	$ (79,180)
Class T
Shares sold	2,127	3,722	$ 59,781	$ 91,180
Reinvestment of distributions	372	709	9,838	17,138
Shares redeemed	(3,804)	(9,817)	(106,052)	(240,587)
Net increase (decrease)	(1,305)	(5,386)	$ (36,433)	$ (132,269)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class B
Shares sold	20	27	$ 541	$ 663
Reinvestment of distributions	9	21	245	492
Shares redeemed	(261)	(695)	(7,222)	(16,864)
Net increase (decrease)	(232)	(647)	$ (6,436)	$ (15,709)
Class C
Shares sold	715	618	$ 20,003	$ 15,024
Reinvestment of distributions	45	79	1,180	1,896
Shares redeemed	(528)	(1,166)	(14,539)	(28,340)
Net increase (decrease)	232	(469)	$ 6,644	$ (11,420)
Institutional Class
Shares sold	1,140	5,436	$ 32,192	$ 134,907
Reinvestment of distributions	224	377	6,047	9,300
Shares redeemed	(2,085)	(4,659)	(58,341)	(115,943)
Net increase (decrease)	(721)	1,154	$ (20,102)	$ 28,264

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPI-USAN-0713
1.786785.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,174.20	$ 6.78
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,173.40	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,170.50	$ 10.82
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,170.30	$ 10.82
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,176.60	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.73
A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.8	4.5
Berkshire Hathaway, Inc. Class B	3.9	3.8
Exxon Mobil Corp.	3.6	3.7
Wells Fargo & Co.	3.4	3.0
JPMorgan Chase & Co.	3.1	2.1
Cisco Systems, Inc.	2.5	2.0
Merck & Co., Inc.	2.2	2.2
U.S. Bancorp	2.0	2.0
UnitedHealth Group, Inc.	1.9	1.8
CVS Caremark Corp.	1.8	1.6
	29.2
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	23.9
Health Care	16.2	14.7
Energy	14.4	12.0
Information Technology	12.2	10.2
Consumer Discretionary	11.5	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.0%		Stocks 97.8%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	14.6%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	7,400	$ 375,846
Media - 5.9%
Comcast Corp. Class A	32,850	1,318,928
John Wiley & Sons, Inc. Class A	14,115	560,366
The Walt Disney Co.	12,695	800,801
Time Warner Cable, Inc.	8,757	836,381
Viacom, Inc. Class B (non-vtg.)	13,600	896,104
		4,412,580
Multiline Retail - 2.5%
Kohl's Corp.	9,400	483,254
Macy's, Inc.	11,547	558,182
Target Corp.	11,300	785,350
		1,826,786
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	7,700	627,704
American Eagle Outfitters, Inc.	24,788	490,555
AutoZone, Inc. (a)	1,315	537,611
		1,655,870
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	4,800	279,648
TOTAL CONSUMER DISCRETIONARY		8,550,730
CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	23,400	1,347,372
Walgreen Co.	17,900	854,904
		2,202,276
Food Products - 1.2%
Amira Nature Foods Ltd.	50,800	452,628
The J.M. Smucker Co.	4,208	424,840
		877,468
Household Products - 2.3%
Energizer Holdings, Inc.	7,300	698,683
Procter & Gamble Co.	12,962	994,963
		1,693,646
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	3,355	$ 368,278
TOTAL CONSUMER STAPLES		5,141,668
ENERGY - 14.4%
Energy Equipment & Services - 2.3%
Enerflex Ltd. (d)	27,000	346,371
Ensco PLC Class A	6,597	396,941
National Oilwell Varco, Inc.	13,500	949,050
		1,692,362
Oil, Gas & Consumable Fuels - 12.1%
Chevron Corp.	28,897	3,547,101
ENI SpA	30,074	683,929
Exxon Mobil Corp.	29,322	2,652,761
Marathon Petroleum Corp.	7,300	602,250
Phillips 66	10,600	705,642
Suncor Energy, Inc.	25,000	758,380
		8,950,063
TOTAL ENERGY		10,642,425
FINANCIALS - 25.7%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	25,800	775,548
Goldman Sachs Group, Inc.	2,400	388,992
MLP AG	50,388	345,142
		1,509,682
Commercial Banks - 7.3%
East West Bancorp, Inc.	14,800	389,832
PNC Financial Services Group, Inc.	14,579	1,044,440
U.S. Bancorp	42,266	1,481,846
Wells Fargo & Co.	62,232	2,523,508
		5,439,626
Consumer Finance - 2.7%
American Express Co.	12,300	931,233
Capital One Financial Corp.	17,318	1,055,186
		1,986,419
Diversified Financial Services - 5.3%
JPMorgan Chase & Co.	42,692	2,330,556
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	8,732	$ 476,331
Moody's Corp.	2,749	182,644
The NASDAQ Stock Market, Inc.	29,534	929,140
		3,918,671
Insurance - 8.4%
ACE Ltd.	7,900	708,472
Berkshire Hathaway, Inc. Class B (a)	25,617	2,922,131
Everest Re Group Ltd.	3,696	479,039
Greenlight Capital Re, Ltd. (a)	14,425	348,941
Marsh & McLennan Companies, Inc.	10,400	416,208
MetLife, Inc.	16,579	732,958
The Travelers Companies, Inc.	6,887	576,580
		6,184,329
TOTAL FINANCIALS		19,038,727
HEALTH CARE - 16.2%
Biotechnology - 1.0%
Amgen, Inc.	7,000	703,710
Health Care Equipment & Supplies - 2.1%
Covidien PLC	14,400	915,840
Stryker Corp.	9,800	650,622
		1,566,462
Health Care Providers & Services - 6.1%
CIGNA Corp.	14,362	975,180
Express Scripts Holding Co. (a)	12,099	751,590
Laboratory Corp. of America Holdings (a)	6,700	666,583
McKesson Corp.	6,729	766,164
UnitedHealth Group, Inc.	22,200	1,390,386
		4,549,903
Pharmaceuticals - 7.0%
AstraZeneca PLC sponsored ADR	7,100	363,875
Endo Health Solutions, Inc. (a)	8,257	299,729
GlaxoSmithKline PLC sponsored ADR	18,161	940,195
Jazz Pharmaceuticals PLC (a)	6,338	430,794
Johnson & Johnson	6,708	564,679
Merck & Co., Inc.	35,230	1,645,241
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	3,694	$ 100,588
Sanofi SA sponsored ADR	16,230	861,651
		5,206,752
TOTAL HEALTH CARE		12,026,827
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
United Technologies Corp.	7,147	678,250
Electrical Equipment - 0.6%
Emerson Electric Co.	7,360	422,906
Industrial Conglomerates - 2.7%
3M Co.	8,300	915,241
Danaher Corp.	7,800	482,196
General Electric Co.	26,447	616,744
		2,014,181
Machinery - 0.8%
Stanley Black & Decker, Inc.	7,000	554,540
Professional Services - 1.2%
Dun & Bradstreet Corp. (d)	9,335	916,137
TOTAL INDUSTRIALS		4,586,014
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc. (a)	58,709	318,790
Cisco Systems, Inc.	76,600	1,844,528
		2,163,318
Computers & Peripherals - 2.5%
Apple, Inc.	900	404,712
EMC Corp.	23,000	569,480
Hewlett-Packard Co.	21,252	518,974
Lexmark International, Inc. Class A (d)	11,763	358,889
		1,852,055
Electronic Equipment & Components - 1.1%
Corning, Inc.	40,100	616,337
Tech Data Corp. (a)	3,900	195,468
		811,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.0%
Amdocs Ltd.	13,400	$ 478,380
CACI International, Inc. Class A (a)	6,700	429,738
Cognizant Technology Solutions Corp. Class A (a)	6,400	413,760
Fidelity National Information Services, Inc.	7,990	358,751
Fiserv, Inc. (a)	8,800	767,008
The Western Union Co.	31,600	517,608
		2,965,245
Software - 1.7%
CA Technologies, Inc.	18,245	498,271
Microsoft Corp.	21,500	749,920
		1,248,191
TOTAL INFORMATION TECHNOLOGY		9,040,614
MATERIALS - 1.2%
Chemicals - 0.4%
Cytec Industries, Inc.	4,200	300,174
Containers & Packaging - 0.8%
Ball Corp.	13,100	565,396
TOTAL MATERIALS		865,570
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Vodafone Group PLC	357,700	1,036,655
UTILITIES - 2.3%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	17,700	811,014
Edison International	19,093	877,132
		1,688,146
TOTAL COMMON STOCKS (Cost $59,972,804)		72,617,376
Convertible Bonds - 0.7%
	Principal Amount	Value
INDUSTRIALS - 0.7%
Marine - 0.7%
DryShips, Inc. 5% 12/1/14	$ 620,000	$ 554,900
TOTAL CONVERTIBLE BONDS (Cost $508,040)		554,900
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,146,134	1,146,134
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,230,300	1,230,300
TOTAL MONEY MARKET FUNDS (Cost $2,376,434)		2,376,434
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $62,857,278)		75,548,710
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,437,818)
NET ASSETS - 100%		$ 74,110,892
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,196
Fidelity Securities Lending Cash Central Fund	2,590
Total	$ 3,786
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,550,730	$ 8,550,730	$ -	$ -
Consumer Staples	5,141,668	5,141,668	-	-
Energy	10,642,425	9,958,496	683,929	-
Financials	19,038,727	19,038,727	-	-
Health Care	12,026,827	12,026,827	-	-
Industrials	4,586,014	4,586,014	-	-
Information Technology	9,040,614	9,040,614	-	-
Materials	865,570	865,570	-	-
Telecommunication Services	1,036,655	-	1,036,655	-
Utilities	1,688,146	1,688,146	-	-
Corporate Bonds	554,900	-	554,900	-
Money Market Funds	2,376,434	2,376,434	-	-
Total Investments in Securities:	$ 75,548,710	$ 73,273,226	$ 2,275,484	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.4%
United Kingdom	4.2%
Ireland	1.8%
Canada	1.5%
France	1.2%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,191,903) - See accompanying schedule: Unaffiliated issuers (cost $60,480,844)	$ 73,172,276
Fidelity Central Funds (cost $2,376,434)	2,376,434
Total Investments (cost $62,857,278)		$ 75,548,710
Cash		5,505
Receivable for investments sold		152,090
Receivable for fund shares sold		21,551
Dividends receivable		186,836
Interest receivable		15,500
Distributions receivable from Fidelity Central Funds		1,252
Prepaid expenses		29
Other receivables		901
Total assets		75,932,374

Liabilities
Payable for investments purchased	$ 402,060
Payable for fund shares redeemed	76,327
Accrued management fee	34,716
Distribution and service plan fees payable	28,042
Other affiliated payables	19,549
Other payables and accrued expenses	30,488
Collateral on securities loaned, at value	1,230,300
Total liabilities		1,821,482

Net Assets		$ 74,110,892
Net Assets consist of:
Paid in capital		$ 85,406,449
Undistributed net investment income		232,998
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,219,923)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,691,368
Net Assets		$ 74,110,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,077,097 ÷ 2,772,445 shares)	$ 12.29

Maximum offering price per share (100/94.25 of $12.29)	$ 13.04
Class T: Net Asset Value and redemption price per share ($24,699,639 ÷ 2,011,995 shares)	$ 12.28

Maximum offering price per share (100/96.50 of $12.28)	$ 12.73
Class B: Net Asset Value and offering price per share ($2,841,694 ÷ 233,209 shares)A	$ 12.19

Class C: Net Asset Value and offering price per share ($9,998,212 ÷ 828,598 shares)A	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,494,250 ÷ 199,958 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 763,298
Interest		46,361
Income from Fidelity Central Funds		3,786
Total income		813,445

Expenses
Management fee Basic fee	$ 190,968
Performance adjustment	(49,360)
Transfer agent fees	101,573
Distribution and service plan fees	157,898
Accounting and security lending fees	13,411
Custodian fees and expenses	5,860
Independent trustees' compensation	208
Registration fees	58,094
Audit	30,608
Legal	139
Miscellaneous	287
Total expenses before reductions	509,686
Expense reductions	(18,920)	490,766
Net investment income (loss)		322,679
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,815,944
Foreign currency transactions	609
Total net realized gain (loss)		4,816,553
Change in net unrealized appreciation (depreciation) on: Investment securities	5,820,518
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		5,820,491
Net gain (loss)		10,637,044
Net increase (decrease) in net assets resulting from operations		$ 10,959,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 322,679	$ 664,905
Net realized gain (loss)	4,816,553	6,112,162
Change in net unrealized appreciation (depreciation)	5,820,491	3,630,671
Net increase (decrease) in net assets resulting from operations	10,959,723	10,407,738
Distributions to shareholders from net investment income	(666,191)	(227,180)
Share transactions - net increase (decrease)	(566,549)	(11,212,076)
Total increase (decrease) in net assets	9,726,983	(1,031,518)

Net Assets
Beginning of period	64,383,909	65,415,427
End of period (including undistributed net investment income of $232,998 and undistributed net investment income of $576,510, respectively)	$ 74,110,892	$ 64,383,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.09	$ 8.85	$ 8.07	$ 6.70	$ 12.21
Income from Investment Operations
Net investment income (loss) E	.07	.12	.06	.07 H	.06	.10
Net realized and unrealized gain (loss)	1.75	1.44	.27	.77	1.42	(5.05)
Total from investment operations	1.82	1.56	.33	.84	1.48	(4.95)
Distributions from net investment income	(.13)	(.05)	(.09)	(.06)	(.11)	-
Distributions from net realized gain	-	-	-	-	-	(.56)
Total distributions	(.13)	(.05)	(.09)	(.06)	(.11)	(.56)
Net asset value, end of period	$ 12.29	$ 10.60	$ 9.09	$ 8.85	$ 8.07	$ 6.70
Total Return B, C, D	17.42%	17.27%	3.72%	10.42%	22.49%	(42.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.30%	1.27%	1.28%	1.33%	1.28%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.22% A	1.25%	1.25%	1.25%	1.24%	1.25%
Net investment income (loss)	1.14% A	1.20%	.59%	.83% H	.89%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,077	$ 29,282	$ 27,910	$ 34,244	$ 36,306	$ 32,365
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.06	$ 8.81	$ 8.04	$ 6.67	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.05	.09	.03	.05 H	.04	.07
Net realized and unrealized gain (loss)	1.77	1.44	.28	.76	1.42	(5.02)
Total from investment operations	1.82	1.53	.31	.81	1.46	(4.95)
Distributions from net investment income	(.11)	(.02)	(.06)	(.04)	(.09)	-
Distributions from net realized gain	-	-	-	-	-	(.52)
Total distributions	(.11)	(.02)	(.06)	(.04)	(.09)	(.52)
Net asset value, end of period	$ 12.28	$ 10.57	$ 9.06	$ 8.81	$ 8.04	$ 6.67
Total Return B, C, D	17.34%	16.94%	3.53%	10.06%	22.12%	(42.62)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.55%	1.53%	1.54%	1.59%	1.53%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.47% A	1.50%	1.50%	1.49%	1.49%	1.50%
Net investment income (loss)	.89% A	.95%	.34%	.58% H	.64%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,700	$ 21,212	$ 21,319	$ 25,208	$ 29,288	$ 33,023
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 8.98	$ 8.73	$ 7.96	$ 6.57	$ 11.96
Income from Investment Operations
Net investment income (loss) E	.02	.04	(.01)	.01 H	.01	.02
Net realized and unrealized gain (loss)	1.76	1.43	.27	.76	1.40	(4.97)
Total from investment operations	1.78	1.47	.26	.77	1.41	(4.95)
Distributions from net investment income	(.04)	-	(.01)	-	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.44)
Total distributions	(.04)	-	(.01)	-	(.02)	(.44)
Net asset value, end of period	$ 12.19	$ 10.45	$ 8.98	$ 8.73	$ 7.96	$ 6.57
Total Return B, C, D	17.05%	16.37%	2.96%	9.67%	21.46%	(42.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.06%	2.02%	2.03%	2.08%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.97% A	2.00%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	.39% A	.45%	(.16)%	.08% H	.14%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,842	$ 2,981	$ 3,884	$ 5,478	$ 7,007	$ 8,296
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.91	$ 8.67	$ 7.91	$ 6.55	$ 11.93
Income from Investment Operations
Net investment income (loss) E	.02	.04	(.01)	.01 H	.01	.02
Net realized and unrealized gain (loss)	1.74	1.42	.27	.75	1.39	(4.94)
Total from investment operations	1.76	1.46	.26	.76	1.40	(4.92)
Distributions from net investment income	(.06)	-	(.02)	- J	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(.46)
Total distributions	(.06)	-	(.02)	- J	(.04)	(.46)
Net asset value, end of period	$ 12.07	$ 10.37	$ 8.91	$ 8.67	$ 7.91	$ 6.55
Total Return B, C, D	17.03%	16.39%	2.95%	9.64%	21.46%	(42.90)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.05%	2.02%	2.03%	2.08%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.97% A	2.00%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	.39% A	.45%	(.16)%	.08% H	.14%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,998	$ 8,785	$ 8,922	$ 10,265	$ 11,556	$ 11,104
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 9.22	$ 8.97	$ 8.18	$ 6.80	$ 12.38
Income from Investment Operations
Net investment income (loss) D	.08	.15	.08	.09 G	.08	.12
Net realized and unrealized gain (loss)	1.79	1.45	.29	.78	1.43	(5.11)
Total from investment operations	1.87	1.60	.37	.87	1.51	(4.99)
Distributions from net investment income	(.15)	(.07)	(.12)	(.08)	(.13)	-
Distributions from net realized gain	-	-	-	-	-	(.59)
Total distributions	(.15)	(.07)	(.12)	(.08)	(.13)	(.59)
Net asset value, end of period	$ 12.47	$ 10.75	$ 9.22	$ 8.97	$ 8.18	$ 6.80
Total Return B, C	17.66%	17.49%	4.05%	10.65%	22.71%	(42.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.96%	1.01%	1.03%	1.08%	1.01%
Expenses net of fee waivers, if any	.94% A	.96%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.91% A	.96%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.45% A	1.49%	.84%	1.08% G	1.14%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,494	$ 2,123	$ 3,381	$ 6,617	$ 6,168	$ 5,173
Portfolio turnover rate F	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, loss deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,898,224
Gross unrealized depreciation	(581,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,316,453

Tax cost	$ 63,232,257

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,986,240)
2017	(21,548,406)
Total capital loss carryforward	$ (28,534,646)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,022,245 and $23,958,489, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 39,257	$ -
Class T	.25%	.25%	56,882	-
Class B	.75%	.25%	14,727	11,048
Class C	.75%	.25%	47,032	4,014
			$ 157,898	$ 15,062

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,968
Class T	1,623
Class B*	2,512
Class C*	1,951
$ 14,054

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,484.30
Class T	34,337.30
Class B	4,396.30
Class C	13,896.30
Institutional Class	2,460.21
	$ 101,573

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $834 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $87 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,590, including $13 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.25%	$ 3,415
Class T	1.50%	3,084
Class B	2.00%	355
Class C	2.00%	995
		$ 7,849

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expenses Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,068 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 368,863	$ 153,829
Class T	207,812	48,135
Class B	10,127	-
Class C	48,842	-
Institutional Class	30,547	25,216
Total	$ 666,191	$ 227,180

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	271,084	512,068	$ 3,100,460	$ 5,071,992
Reinvestment of distributions	32,284	15,952	339,948	141,492
Shares redeemed	(294,472)	(833,957)	(3,308,199)	(8,294,641)
Net increase (decrease)	8,896	(305,937)	$ 132,209	$ (3,081,157)
Class T
Shares sold	204,152	358,551	$ 2,335,271	$ 3,605,553
Reinvestment of distributions	19,297	5,241	203,195	46,483
Shares redeemed	(218,823)	(709,166)	(2,462,478)	(7,062,030)
Net increase (decrease)	4,626	(345,374)	$ 75,988	$ (3,409,994)
Class B
Shares sold	2,529	1,897	$ 29,130	$ 19,084
Reinvestment of distributions	894	-	9,368	-
Shares redeemed	(55,574)	(148,957)	(630,921)	(1,471,427)
Net increase (decrease)	(52,151)	(147,060)	$ (592,423)	$ (1,452,343)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class C
Shares sold	81,613	132,946	$ 907,299	$ 1,314,514
Reinvestment of distributions	4,183	-	43,420	-
Shares redeemed	(104,646)	(286,550)	(1,161,398)	(2,827,158)
Net increase (decrease)	(18,850)	(153,604)	$ (210,679)	$ (1,512,644)
Institutional Class
Shares sold	26,314	19,258	$ 303,421	$ 195,293
Reinvestment of distributions	2,690	2,110	28,699	18,952
Shares redeemed	(26,451)	(190,665)	(303,764)	(1,970,183)
Net increase (decrease)	2,553	(169,297)	$ 28,356	$ (1,755,938)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEVI-USAN-0713
1.786788.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,174.20	$ 6.78
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,173.40	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,170.50	$ 10.82
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,170.30	$ 10.82
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,176.60	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.73

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.8	4.5
Berkshire Hathaway, Inc. Class B	3.9	3.8
Exxon Mobil Corp.	3.6	3.7
Wells Fargo & Co.	3.4	3.0
JPMorgan Chase & Co.	3.1	2.1
Cisco Systems, Inc.	2.5	2.0
Merck & Co., Inc.	2.2	2.2
U.S. Bancorp	2.0	2.0
UnitedHealth Group, Inc.	1.9	1.8
CVS Caremark Corp.	1.8	1.6
	29.2
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	23.9
Health Care	16.2	14.7
Energy	14.4	12.0
Information Technology	12.2	10.2
Consumer Discretionary	11.5	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.0%		Stocks 97.8%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	14.6%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	7,400	$ 375,846
Media - 5.9%
Comcast Corp. Class A	32,850	1,318,928
John Wiley & Sons, Inc. Class A	14,115	560,366
The Walt Disney Co.	12,695	800,801
Time Warner Cable, Inc.	8,757	836,381
Viacom, Inc. Class B (non-vtg.)	13,600	896,104
		4,412,580
Multiline Retail - 2.5%
Kohl's Corp.	9,400	483,254
Macy's, Inc.	11,547	558,182
Target Corp.	11,300	785,350
		1,826,786
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	7,700	627,704
American Eagle Outfitters, Inc.	24,788	490,555
AutoZone, Inc. (a)	1,315	537,611
		1,655,870
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	4,800	279,648
TOTAL CONSUMER DISCRETIONARY		8,550,730
CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	23,400	1,347,372
Walgreen Co.	17,900	854,904
		2,202,276
Food Products - 1.2%
Amira Nature Foods Ltd.	50,800	452,628
The J.M. Smucker Co.	4,208	424,840
		877,468
Household Products - 2.3%
Energizer Holdings, Inc.	7,300	698,683
Procter & Gamble Co.	12,962	994,963
		1,693,646
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	3,355	$ 368,278
TOTAL CONSUMER STAPLES		5,141,668
ENERGY - 14.4%
Energy Equipment & Services - 2.3%
Enerflex Ltd. (d)	27,000	346,371
Ensco PLC Class A	6,597	396,941
National Oilwell Varco, Inc.	13,500	949,050
		1,692,362
Oil, Gas & Consumable Fuels - 12.1%
Chevron Corp.	28,897	3,547,101
ENI SpA	30,074	683,929
Exxon Mobil Corp.	29,322	2,652,761
Marathon Petroleum Corp.	7,300	602,250
Phillips 66	10,600	705,642
Suncor Energy, Inc.	25,000	758,380
		8,950,063
TOTAL ENERGY		10,642,425
FINANCIALS - 25.7%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	25,800	775,548
Goldman Sachs Group, Inc.	2,400	388,992
MLP AG	50,388	345,142
		1,509,682
Commercial Banks - 7.3%
East West Bancorp, Inc.	14,800	389,832
PNC Financial Services Group, Inc.	14,579	1,044,440
U.S. Bancorp	42,266	1,481,846
Wells Fargo & Co.	62,232	2,523,508
		5,439,626
Consumer Finance - 2.7%
American Express Co.	12,300	931,233
Capital One Financial Corp.	17,318	1,055,186
		1,986,419
Diversified Financial Services - 5.3%
JPMorgan Chase & Co.	42,692	2,330,556
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	8,732	$ 476,331
Moody's Corp.	2,749	182,644
The NASDAQ Stock Market, Inc.	29,534	929,140
		3,918,671
Insurance - 8.4%
ACE Ltd.	7,900	708,472
Berkshire Hathaway, Inc. Class B (a)	25,617	2,922,131
Everest Re Group Ltd.	3,696	479,039
Greenlight Capital Re, Ltd. (a)	14,425	348,941
Marsh & McLennan Companies, Inc.	10,400	416,208
MetLife, Inc.	16,579	732,958
The Travelers Companies, Inc.	6,887	576,580
		6,184,329
TOTAL FINANCIALS		19,038,727
HEALTH CARE - 16.2%
Biotechnology - 1.0%
Amgen, Inc.	7,000	703,710
Health Care Equipment & Supplies - 2.1%
Covidien PLC	14,400	915,840
Stryker Corp.	9,800	650,622
		1,566,462
Health Care Providers & Services - 6.1%
CIGNA Corp.	14,362	975,180
Express Scripts Holding Co. (a)	12,099	751,590
Laboratory Corp. of America Holdings (a)	6,700	666,583
McKesson Corp.	6,729	766,164
UnitedHealth Group, Inc.	22,200	1,390,386
		4,549,903
Pharmaceuticals - 7.0%
AstraZeneca PLC sponsored ADR	7,100	363,875
Endo Health Solutions, Inc. (a)	8,257	299,729
GlaxoSmithKline PLC sponsored ADR	18,161	940,195
Jazz Pharmaceuticals PLC (a)	6,338	430,794
Johnson & Johnson	6,708	564,679
Merck & Co., Inc.	35,230	1,645,241
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	3,694	$ 100,588
Sanofi SA sponsored ADR	16,230	861,651
		5,206,752
TOTAL HEALTH CARE		12,026,827
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
United Technologies Corp.	7,147	678,250
Electrical Equipment - 0.6%
Emerson Electric Co.	7,360	422,906
Industrial Conglomerates - 2.7%
3M Co.	8,300	915,241
Danaher Corp.	7,800	482,196
General Electric Co.	26,447	616,744
		2,014,181
Machinery - 0.8%
Stanley Black & Decker, Inc.	7,000	554,540
Professional Services - 1.2%
Dun & Bradstreet Corp. (d)	9,335	916,137
TOTAL INDUSTRIALS		4,586,014
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc. (a)	58,709	318,790
Cisco Systems, Inc.	76,600	1,844,528
		2,163,318
Computers & Peripherals - 2.5%
Apple, Inc.	900	404,712
EMC Corp.	23,000	569,480
Hewlett-Packard Co.	21,252	518,974
Lexmark International, Inc. Class A (d)	11,763	358,889
		1,852,055
Electronic Equipment & Components - 1.1%
Corning, Inc.	40,100	616,337
Tech Data Corp. (a)	3,900	195,468
		811,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.0%
Amdocs Ltd.	13,400	$ 478,380
CACI International, Inc. Class A (a)	6,700	429,738
Cognizant Technology Solutions Corp. Class A (a)	6,400	413,760
Fidelity National Information Services, Inc.	7,990	358,751
Fiserv, Inc. (a)	8,800	767,008
The Western Union Co.	31,600	517,608
		2,965,245
Software - 1.7%
CA Technologies, Inc.	18,245	498,271
Microsoft Corp.	21,500	749,920
		1,248,191
TOTAL INFORMATION TECHNOLOGY		9,040,614
MATERIALS - 1.2%
Chemicals - 0.4%
Cytec Industries, Inc.	4,200	300,174
Containers & Packaging - 0.8%
Ball Corp.	13,100	565,396
TOTAL MATERIALS		865,570
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Vodafone Group PLC	357,700	1,036,655
UTILITIES - 2.3%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	17,700	811,014
Edison International	19,093	877,132
		1,688,146
TOTAL COMMON STOCKS (Cost $59,972,804)		72,617,376
Convertible Bonds - 0.7%
	Principal Amount	Value
INDUSTRIALS - 0.7%
Marine - 0.7%
DryShips, Inc. 5% 12/1/14	$ 620,000	$ 554,900
TOTAL CONVERTIBLE BONDS (Cost $508,040)		554,900
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,146,134	1,146,134
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,230,300	1,230,300
TOTAL MONEY MARKET FUNDS (Cost $2,376,434)		2,376,434
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $62,857,278)		75,548,710
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,437,818)
NET ASSETS - 100%		$ 74,110,892
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,196
Fidelity Securities Lending Cash Central Fund	2,590
Total	$ 3,786
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,550,730	$ 8,550,730	$ -	$ -
Consumer Staples	5,141,668	5,141,668	-	-
Energy	10,642,425	9,958,496	683,929	-
Financials	19,038,727	19,038,727	-	-
Health Care	12,026,827	12,026,827	-	-
Industrials	4,586,014	4,586,014	-	-
Information Technology	9,040,614	9,040,614	-	-
Materials	865,570	865,570	-	-
Telecommunication Services	1,036,655	-	1,036,655	-
Utilities	1,688,146	1,688,146	-	-
Corporate Bonds	554,900	-	554,900	-
Money Market Funds	2,376,434	2,376,434	-	-
Total Investments in Securities:	$ 75,548,710	$ 73,273,226	$ 2,275,484	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.4%
United Kingdom	4.2%
Ireland	1.8%
Canada	1.5%
France	1.2%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,191,903) - See accompanying schedule: Unaffiliated issuers (cost $60,480,844)	$ 73,172,276
Fidelity Central Funds (cost $2,376,434)	2,376,434
Total Investments (cost $62,857,278)		$ 75,548,710
Cash		5,505
Receivable for investments sold		152,090
Receivable for fund shares sold		21,551
Dividends receivable		186,836
Interest receivable		15,500
Distributions receivable from Fidelity Central Funds		1,252
Prepaid expenses		29
Other receivables		901
Total assets		75,932,374

Liabilities
Payable for investments purchased	$ 402,060
Payable for fund shares redeemed	76,327
Accrued management fee	34,716
Distribution and service plan fees payable	28,042
Other affiliated payables	19,549
Other payables and accrued expenses	30,488
Collateral on securities loaned, at value	1,230,300
Total liabilities		1,821,482

Net Assets		$ 74,110,892
Net Assets consist of:
Paid in capital		$ 85,406,449
Undistributed net investment income		232,998
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,219,923)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,691,368
Net Assets		$ 74,110,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,077,097 ÷ 2,772,445 shares)	$ 12.29

Maximum offering price per share (100/94.25 of $12.29)	$ 13.04
Class T: Net Asset Value and redemption price per share ($24,699,639 ÷ 2,011,995 shares)	$ 12.28

Maximum offering price per share (100/96.50 of $12.28)	$ 12.73
Class B: Net Asset Value and offering price per share ($2,841,694 ÷ 233,209 shares)A	$ 12.19

Class C: Net Asset Value and offering price per share ($9,998,212 ÷ 828,598 shares)A	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,494,250 ÷ 199,958 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 763,298
Interest		46,361
Income from Fidelity Central Funds		3,786
Total income		813,445

Expenses
Management fee Basic fee	$ 190,968
Performance adjustment	(49,360)
Transfer agent fees	101,573
Distribution and service plan fees	157,898
Accounting and security lending fees	13,411
Custodian fees and expenses	5,860
Independent trustees' compensation	208
Registration fees	58,094
Audit	30,608
Legal	139
Miscellaneous	287
Total expenses before reductions	509,686
Expense reductions	(18,920)	490,766
Net investment income (loss)		322,679
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,815,944
Foreign currency transactions	609
Total net realized gain (loss)		4,816,553
Change in net unrealized appreciation (depreciation) on: Investment securities	5,820,518
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		5,820,491
Net gain (loss)		10,637,044
Net increase (decrease) in net assets resulting from operations		$ 10,959,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 322,679	$ 664,905
Net realized gain (loss)	4,816,553	6,112,162
Change in net unrealized appreciation (depreciation)	5,820,491	3,630,671
Net increase (decrease) in net assets resulting from operations	10,959,723	10,407,738
Distributions to shareholders from net investment income	(666,191)	(227,180)
Share transactions - net increase (decrease)	(566,549)	(11,212,076)
Total increase (decrease) in net assets	9,726,983	(1,031,518)

Net Assets
Beginning of period	64,383,909	65,415,427
End of period (including undistributed net investment income of $232,998 and undistributed net investment income of $576,510, respectively)	$ 74,110,892	$ 64,383,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.09	$ 8.85	$ 8.07	$ 6.70	$ 12.21
Income from Investment Operations
Net investment income (loss) E	.07	.12	.06	.07 H	.06	.10
Net realized and unrealized gain (loss)	1.75	1.44	.27	.77	1.42	(5.05)
Total from investment operations	1.82	1.56	.33	.84	1.48	(4.95)
Distributions from net investment income	(.13)	(.05)	(.09)	(.06)	(.11)	-
Distributions from net realized gain	-	-	-	-	-	(.56)
Total distributions	(.13)	(.05)	(.09)	(.06)	(.11)	(.56)
Net asset value, end of period	$ 12.29	$ 10.60	$ 9.09	$ 8.85	$ 8.07	$ 6.70
Total Return B, C, D	17.42%	17.27%	3.72%	10.42%	22.49%	(42.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.30%	1.27%	1.28%	1.33%	1.28%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.22% A	1.25%	1.25%	1.25%	1.24%	1.25%
Net investment income (loss)	1.14% A	1.20%	.59%	.83% H	.89%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,077	$ 29,282	$ 27,910	$ 34,244	$ 36,306	$ 32,365
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.06	$ 8.81	$ 8.04	$ 6.67	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.05	.09	.03	.05 H	.04	.07
Net realized and unrealized gain (loss)	1.77	1.44	.28	.76	1.42	(5.02)
Total from investment operations	1.82	1.53	.31	.81	1.46	(4.95)
Distributions from net investment income	(.11)	(.02)	(.06)	(.04)	(.09)	-
Distributions from net realized gain	-	-	-	-	-	(.52)
Total distributions	(.11)	(.02)	(.06)	(.04)	(.09)	(.52)
Net asset value, end of period	$ 12.28	$ 10.57	$ 9.06	$ 8.81	$ 8.04	$ 6.67
Total Return B, C, D	17.34%	16.94%	3.53%	10.06%	22.12%	(42.62)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.55%	1.53%	1.54%	1.59%	1.53%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.47% A	1.50%	1.50%	1.49%	1.49%	1.50%
Net investment income (loss)	.89% A	.95%	.34%	.58% H	.64%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,700	$ 21,212	$ 21,319	$ 25,208	$ 29,288	$ 33,023
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 8.98	$ 8.73	$ 7.96	$ 6.57	$ 11.96
Income from Investment Operations
Net investment income (loss) E	.02	.04	(.01)	.01 H	.01	.02
Net realized and unrealized gain (loss)	1.76	1.43	.27	.76	1.40	(4.97)
Total from investment operations	1.78	1.47	.26	.77	1.41	(4.95)
Distributions from net investment income	(.04)	-	(.01)	-	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.44)
Total distributions	(.04)	-	(.01)	-	(.02)	(.44)
Net asset value, end of period	$ 12.19	$ 10.45	$ 8.98	$ 8.73	$ 7.96	$ 6.57
Total Return B, C, D	17.05%	16.37%	2.96%	9.67%	21.46%	(42.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.06%	2.02%	2.03%	2.08%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.97% A	2.00%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	.39% A	.45%	(.16)%	.08% H	.14%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,842	$ 2,981	$ 3,884	$ 5,478	$ 7,007	$ 8,296
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.91	$ 8.67	$ 7.91	$ 6.55	$ 11.93
Income from Investment Operations
Net investment income (loss) E	.02	.04	(.01)	.01 H	.01	.02
Net realized and unrealized gain (loss)	1.74	1.42	.27	.75	1.39	(4.94)
Total from investment operations	1.76	1.46	.26	.76	1.40	(4.92)
Distributions from net investment income	(.06)	-	(.02)	- J	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(.46)
Total distributions	(.06)	-	(.02)	- J	(.04)	(.46)
Net asset value, end of period	$ 12.07	$ 10.37	$ 8.91	$ 8.67	$ 7.91	$ 6.55
Total Return B, C, D	17.03%	16.39%	2.95%	9.64%	21.46%	(42.90)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.05%	2.02%	2.03%	2.08%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.97% A	2.00%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	.39% A	.45%	(.16)%	.08% H	.14%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,998	$ 8,785	$ 8,922	$ 10,265	$ 11,556	$ 11,104
Portfolio turnover rate G	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 9.22	$ 8.97	$ 8.18	$ 6.80	$ 12.38
Income from Investment Operations
Net investment income (loss) D	.08	.15	.08	.09 G	.08	.12
Net realized and unrealized gain (loss)	1.79	1.45	.29	.78	1.43	(5.11)
Total from investment operations	1.87	1.60	.37	.87	1.51	(4.99)
Distributions from net investment income	(.15)	(.07)	(.12)	(.08)	(.13)	-
Distributions from net realized gain	-	-	-	-	-	(.59)
Total distributions	(.15)	(.07)	(.12)	(.08)	(.13)	(.59)
Net asset value, end of period	$ 12.47	$ 10.75	$ 9.22	$ 8.97	$ 8.18	$ 6.80
Total Return B, C	17.66%	17.49%	4.05%	10.65%	22.71%	(42.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.96%	1.01%	1.03%	1.08%	1.01%
Expenses net of fee waivers, if any	.94% A	.96%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.91% A	.96%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.45% A	1.49%	.84%	1.08% G	1.14%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,494	$ 2,123	$ 3,381	$ 6,617	$ 6,168	$ 5,173
Portfolio turnover rate F	69% A	77%	65%	103%	135%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, loss deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,898,224
Gross unrealized depreciation	(581,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,316,453

Tax cost	$ 63,232,257

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,986,240)
2017	(21,548,406)
Total capital loss carryforward	$ (28,534,646)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,022,245 and $23,958,489, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 39,257	$ -
Class T	.25%	.25%	56,882	-
Class B	.75%	.25%	14,727	11,048
Class C	.75%	.25%	47,032	4,014
			$ 157,898	$ 15,062

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,968
Class T	1,623
Class B*	2,512
Class C*	1,951
$ 14,054

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,484.30
Class T	34,337.30
Class B	4,396.30
Class C	13,896.30
Institutional Class	2,460.21
	$ 101,573

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $834 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $87 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,590, including $13 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.25%	$ 3,415
Class T	1.50%	3,084
Class B	2.00%	355
Class C	2.00%	995
		$ 7,849

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expenses Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,068 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 368,863	$ 153,829
Class T	207,812	48,135
Class B	10,127	-
Class C	48,842	-
Institutional Class	30,547	25,216
Total	$ 666,191	$ 227,180

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	271,084	512,068	$ 3,100,460	$ 5,071,992
Reinvestment of distributions	32,284	15,952	339,948	141,492
Shares redeemed	(294,472)	(833,957)	(3,308,199)	(8,294,641)
Net increase (decrease)	8,896	(305,937)	$ 132,209	$ (3,081,157)
Class T
Shares sold	204,152	358,551	$ 2,335,271	$ 3,605,553
Reinvestment of distributions	19,297	5,241	203,195	46,483
Shares redeemed	(218,823)	(709,166)	(2,462,478)	(7,062,030)
Net increase (decrease)	4,626	(345,374)	$ 75,988	$ (3,409,994)
Class B
Shares sold	2,529	1,897	$ 29,130	$ 19,084
Reinvestment of distributions	894	-	9,368	-
Shares redeemed	(55,574)	(148,957)	(630,921)	(1,471,427)
Net increase (decrease)	(52,151)	(147,060)	$ (592,423)	$ (1,452,343)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class C
Shares sold	81,613	132,946	$ 907,299	$ 1,314,514
Reinvestment of distributions	4,183	-	43,420	-
Shares redeemed	(104,646)	(286,550)	(1,161,398)	(2,827,158)
Net increase (decrease)	(18,850)	(153,604)	$ (210,679)	$ (1,512,644)
Institutional Class
Shares sold	26,314	19,258	$ 303,421	$ 195,293
Reinvestment of distributions	2,690	2,110	28,699	18,952
Shares redeemed	(26,451)	(190,665)	(303,764)	(1,970,183)
Net increase (decrease)	2,553	(169,297)	$ 28,356	$ (1,755,938)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEV-USAN-0713
1.786787.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.03%
Actual		$ 1,000.00	$ 1,183.10	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.26%
Actual		$ 1,000.00	$ 1,181.70	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.34
Class B	1.81%
Actual		$ 1,000.00	$ 1,178.50	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.75%
Actual		$ 1,000.00	$ 1,178.90	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,185.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.9
Apple, Inc.	3.4	4.5
General Electric Co.	2.9	2.6
Wells Fargo & Co.	2.8	3.2
Chevron Corp.	2.8	3.0
Microsoft Corp.	2.5	1.8
Procter & Gamble Co.	2.1	2.3
Citigroup, Inc.	2.1	1.5
Occidental Petroleum Corp.	2.1	0.8
Target Corp.	2.0	1.6
	26.6
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	18.1
Information Technology	16.8	16.6
Health Care	13.9	12.1
Energy	12.3	11.4
Industrials	11.0	12.5
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.7%		Stocks 98.2%
	Convertible Securities 0.9%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	10.9%	** Foreign investments	11.0%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Gentex Corp.	100,856	$ 2,307
Automobiles - 0.5%
Ford Motor Co.	336,349	5,274
Distributors - 0.3%
Li & Fung Ltd.	1,600,000	2,221
LKQ Corp. (a)	50,090	1,226
		3,447
Diversified Consumer Services - 0.2%
H&R Block, Inc.	62,900	1,841
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	6,248	324
McDonald's Corp.	95,345	9,207
Wyndham Worldwide Corp.	21,333	1,240
Yum! Brands, Inc.	69,664	4,720
		15,491
Leisure Equipment & Products - 0.1%
Mattel, Inc.	22,326	999
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	465,329	18,055
Scripps Networks Interactive, Inc. Class A	32,370	2,180
Time Warner, Inc.	224,376	13,097
Viacom, Inc. Class B (non-vtg.)	49,190	3,241
		36,573
Multiline Retail - 2.2%
Kohl's Corp.	41,321	2,124
Target Corp.	304,062	21,132
		23,256
Specialty Retail - 1.8%
Lowe's Companies, Inc.	399,440	16,820
Staples, Inc.	149,529	2,243
		19,063
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	24,295	1,415
TOTAL CONSUMER DISCRETIONARY		109,666
CONSUMER STAPLES - 10.5%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	38,927	1,923
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	123,463	$ 9,972
The Coca-Cola Co.	397,664	15,903
		27,798
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	97,951	5,640
Walgreen Co.	300,976	14,375
		20,015
Food Products - 0.9%
Danone SA	47,567	3,508
Kellogg Co.	92,537	5,742
		9,250
Household Products - 2.9%
Kimberly-Clark Corp.	88,967	8,615
Procter & Gamble Co.	287,135	22,040
Svenska Cellulosa AB (SCA) (B Shares)	26,100	652
		31,307
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	129,959	14,266
Lorillard, Inc.	203,557	8,639
Philip Morris International, Inc.	7,432	676
		23,581
TOTAL CONSUMER STAPLES		111,951
ENERGY - 12.2%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	38,159	2,296
Exterran Partners LP	35,120	973
Halliburton Co.	162,819	6,814
Schlumberger Ltd.	56,934	4,158
		14,241
Oil, Gas & Consumable Fuels - 10.9%
Access Midstream Partners LP	35,729	1,537
Apache Corp.	57,948	4,759
Atlas Pipeline Partners LP	83,860	3,120
BG Group PLC	103,215	1,902
BP PLC sponsored ADR	95,529	4,099
Canadian Natural Resources Ltd.	220,350	6,567
Chevron Corp.	239,771	29,432
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	50,900	$ 1,158
Exxon Mobil Corp.	100,425	9,085
Legacy Reserves LP	18,676	495
Magellan Midstream Partners LP	3,954	206
Markwest Energy Partners LP	78,498	5,168
Occidental Petroleum Corp.	238,932	21,998
Royal Dutch Shell PLC Class A (United Kingdom)	296,939	9,882
Suncor Energy, Inc.	299,890	9,097
The Williams Companies, Inc.	211,603	7,444
Western Gas Partners LP	11,100	653
		116,602
TOTAL ENERGY		130,843
FINANCIALS - 20.6%
Capital Markets - 4.3%
Apollo Investment Corp.	86,794	720
Artisan Partners Asset Management, Inc.	4,500	210
Ashmore Group PLC	145,708	882
BlackRock, Inc. Class A	13,900	3,881
Charles Schwab Corp.	581,300	11,545
Greenhill & Co., Inc.	10,301	513
KKR & Co. LP	202,701	3,949
Morgan Stanley	421,430	10,915
Northern Trust Corp.	84,132	4,892
State Street Corp.	93,279	6,173
The Blackstone Group LP	87,437	1,914
UBS AG	47,604	835
		46,429
Commercial Banks - 5.9%
BNP Paribas SA	10,900	642
Comerica, Inc.	156,157	6,167
PNC Financial Services Group, Inc.	121,516	8,705
Standard Chartered PLC (United Kingdom)	144,510	3,375
SunTrust Banks, Inc.	66,995	2,150
U.S. Bancorp	322,803	11,317
Wells Fargo & Co.	746,921	30,288
		62,644
Consumer Finance - 0.2%
SLM Corp.	111,545	2,648
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 7.8%
Bank of America Corp.	840,069	$ 11,475
Citigroup, Inc.	423,292	22,007
JPMorgan Chase & Co.	770,109	42,035
KKR Financial Holdings LLC	455,079	4,787
NYSE Euronext	38,506	1,549
The NASDAQ Stock Market, Inc.	35,781	1,126
		82,979
Insurance - 1.5%
AFLAC, Inc.	12,009	669
Arthur J. Gallagher & Co.	7,400	323
MetLife, Inc.	223,728	9,891
MetLife, Inc. unit	58,400	3,103
Prudential Financial, Inc.	32,146	2,217
		16,203
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	4,100	106
Aviv REIT, Inc.	5,500	143
BioMed Realty Trust, Inc.	16,600	347
Invesco Mortgage Capital, Inc.	5,700	106
MFA Financial, Inc.	12,200	107
Sun Communities, Inc.	89,746	4,485
		5,294
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	67,500	1,418
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	218,390	2,811
TOTAL FINANCIALS		220,426
HEALTH CARE - 13.2%
Biotechnology - 0.8%
Amgen, Inc.	85,656	8,611
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	56,226	2,062
ResMed, Inc. (d)	10,018	481
St. Jude Medical, Inc.	99,478	4,300
Stryker Corp.	57,159	3,795
		10,638
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
Aetna, Inc.	96,128	$ 5,804
AmerisourceBergen Corp.	13,200	714
Fresenius Medical Care AG & Co. KGaA	13,500	917
Humana, Inc.	7,700	622
McKesson Corp.	69,233	7,883
Quest Diagnostics, Inc.	150,508	9,307
UnitedHealth Group, Inc.	119,267	7,470
WellPoint, Inc.	93,507	7,197
		39,914
Health Care Technology - 0.2%
Quality Systems, Inc.	85,400	1,527
Life Sciences Tools & Services - 0.3%
Lonza Group AG	34,912	2,609
Pharmaceuticals - 7.2%
AbbVie, Inc.	181,055	7,729
AstraZeneca PLC sponsored ADR	55,426	2,841
Eli Lilly & Co.	29,304	1,558
GlaxoSmithKline PLC sponsored ADR	186,033	9,631
Johnson & Johnson	206,157	17,354
Merck & Co., Inc.	449,900	21,010
Novartis AG sponsored ADR	61,493	4,413
Pfizer, Inc.	220,780	6,012
Sanofi SA	37,334	3,981
Teva Pharmaceutical Industries Ltd. sponsored ADR	47,029	1,797
Warner Chilcott PLC	56,800	1,091
		77,417
TOTAL HEALTH CARE		140,716
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	27,671	2,171
Rockwell Collins, Inc.	62,178	4,026
The Boeing Co.	111,994	11,090
United Technologies Corp.	73,431	6,969
		24,256
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	72,071	$ 4,086
United Parcel Service, Inc. Class B	145,924	12,535
		16,621
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc. (d)	64,421	946
Ritchie Brothers Auctioneers, Inc. (d)	36,800	760
		1,706
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	42,282	4,246
Industrial Conglomerates - 2.9%
General Electric Co.	1,339,557	31,238
Machinery - 1.3%
Douglas Dynamics, Inc.	157,195	2,198
Illinois Tool Works, Inc.	24,950	1,750
Ingersoll-Rand PLC	73,627	4,236
ITT Corp.	38,441	1,159
Stanley Black & Decker, Inc.	51,599	4,088
		13,431
Marine - 0.0%
Irish Continental Group PLC unit	17,007	507
Professional Services - 0.3%
Acacia Research Corp.	24,900	623
Amadeus Fire AG	7,943	524
Dun & Bradstreet Corp.	13,200	1,295
Michael Page International PLC	181,494	1,061
		3,503
Road & Rail - 1.4%
CSX Corp.	302,054	7,615
J.B. Hunt Transport Services, Inc.	41,780	3,078
Norfolk Southern Corp.	55,308	4,236
		14,929
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	28,300	2,340
W.W. Grainger, Inc.	14,173	3,649
Watsco, Inc.	5,851	510
		6,499
TOTAL INDUSTRIALS		116,936
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	706,545	$ 17,014
QUALCOMM, Inc.	118,513	7,523
		24,537
Computers & Peripherals - 3.5%
Apple, Inc.	79,814	35,891
EMC Corp.	40,700	1,008
		36,899
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	12,034	478
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	22,641	19,707
IT Services - 5.6%
Accenture PLC Class A	18,202	1,495
Cognizant Technology Solutions Corp. Class A (a)	64,210	4,151
Fidelity National Information Services, Inc.	135,540	6,086
IBM Corp.	20,300	4,223
MasterCard, Inc. Class A	17,239	9,831
Paychex, Inc.	493,786	18,384
The Western Union Co.	382,361	6,263
Visa, Inc. Class A	53,535	9,537
		59,970
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	73,505	2,440
Analog Devices, Inc.	59,173	2,718
Applied Materials, Inc.	336,064	5,108
		10,266
Software - 2.6%
Microsoft Corp.	746,207	26,028
Oracle Corp.	39,692	1,340
		27,368
TOTAL INFORMATION TECHNOLOGY		179,225
MATERIALS - 1.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	11,032	1,042
Airgas, Inc.	27,852	2,866
E.I. du Pont de Nemours & Co.	55,052	3,071
FMC Corp.	14,859	932
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	5,233	$ 438
Syngenta AG (Switzerland)	11,406	4,449
		12,798
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	4,100	127
TOTAL MATERIALS		12,925
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	30,986	1,058
Verizon Communications, Inc.	269,928	13,086
		14,144
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	287,550	8,325
TOTAL TELECOMMUNICATION SERVICES		22,469
UTILITIES - 1.0%
Electric Utilities - 0.7%
Duke Energy Corp.	15,281	1,023
EDF SA (d)	32,000	732
FirstEnergy Corp.	50,161	1,957
Hawaiian Electric Industries, Inc.	36,800	963
ITC Holdings Corp.	13,250	1,147
Northeast Utilities	16,365	682
PPL Corp.	31,266	929
		7,433
Multi-Utilities - 0.3%
National Grid PLC	17,865	212
PG&E Corp.	24,838	1,115
Sempra Energy	25,800	2,098
		3,425
TOTAL UTILITIES		10,858
TOTAL COMMON STOCKS (Cost $845,693)		1,056,015
Convertible Preferred Stocks - 0.8%
	Shares	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	14,200	$ 664
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	30,588	7,257
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	18,900	1,140
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,666)		9,061
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $1,592)	$ 1,592	1,131
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	3,404,468	3,404
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,711,430	1,711
TOTAL MONEY MARKET FUNDS (Cost $5,115)		5,115
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $862,066)		1,071,322
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,487)
NET ASSETS - 100%		$ 1,069,835
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,418,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	25
Total	$ 27
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,666	$ 107,445	$ 2,221	$ -
Consumer Staples	111,951	111,951	-	-
Energy	131,507	120,467	11,040	-
Financials	220,426	215,070	3,938	1,418
Health Care	147,973	143,075	4,898	-
Industrials	118,076	118,076	-	-
Information Technology	179,225	179,225	-	-
Materials	12,925	8,476	4,449	-
Telecommunication Services	22,469	22,469	-	-
Utilities	10,858	10,646	212	-
Corporate Bonds	1,131	-	1,131	-
Money Market Funds	5,115	5,115	-	-
Total Investments in Securities:	$ 1,071,322	$ 1,042,015	$ 27,889	$ 1,418
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.1%
United Kingdom	5.5%
Canada	1.6%
Switzerland	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,611) - See accompanying schedule: Unaffiliated issuers (cost $856,951)	$ 1,066,207
Fidelity Central Funds (cost $5,115)	5,115
Total Investments (cost $862,066)		$ 1,071,322
Receivable for investments sold		4,644
Receivable for fund shares sold		695
Dividends receivable		2,599
Interest receivable		12
Distributions receivable from Fidelity Central Funds		22
Prepaid expenses		1
Other receivables		6
Total assets		1,079,301

Liabilities
Payable for investments purchased	$ 6,167
Payable for fund shares redeemed	733
Accrued management fee	409
Distribution and service plan fees payable	185
Other affiliated payables	214
Other payables and accrued expenses	47
Collateral on securities loaned, at value	1,711
Total liabilities		9,466

Net Assets		$ 1,069,835
Net Assets consist of:
Paid in capital		$ 764,161
Undistributed net investment income		6,696
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,727
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		209,251
Net Assets		$ 1,069,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,178 ÷ 9,098.6 shares)	$ 23.21

Maximum offering price per share (100/94.25 of $23.21)	$ 24.63
Class T: Net Asset Value and redemption price per share ($186,635 ÷ 8,043.1 shares)	$ 23.20

Maximum offering price per share (100/96.50 of $23.20)	$ 24.04
Class B: Net Asset Value and offering price per share ($10,617 ÷ 476.4 shares)A	$ 22.29

Class C: Net Asset Value and offering price per share ($65,736 ÷ 2,960.9 shares)A	$ 22.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($595,669 ÷ 25,466.6 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 13,855
Interest		39
Income from Fidelity Central Funds		27
Total income		13,921

Expenses
Management fee	$ 2,342
Transfer agent fees	1,099
Distribution and service plan fees	1,047
Accounting and security lending fees	170
Custodian fees and expenses	42
Independent trustees' compensation	3
Registration fees	44
Audit	36
Legal	2
Interest	1
Miscellaneous	7
Total expenses before reductions	4,793
Expense reductions	(138)	4,655
Net investment income (loss)		9,266
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,219
Redemption in-kind with affiliated entities	94,937
Foreign currency transactions	2
Total net realized gain (loss)		139,158
Change in net unrealized appreciation (depreciation) on: Investment securities	22,931
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		22,923
Net gain (loss)		162,081
Net increase (decrease) in net assets resulting from operations		$ 171,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,266	$ 28,263
Net realized gain (loss)	139,158	38,247
Change in net unrealized appreciation (depreciation)	22,923	189,073
Net increase (decrease) in net assets resulting from operations	171,347	255,583
Distributions to shareholders from net investment income	(2,542)	(45,234)
Distributions to shareholders from net realized gain	-	(2,237)
Total distributions	(2,542)	(47,471)
Share transactions - net increase (decrease)	(548,148)	(170,346)
Total increase (decrease) in net assets	(379,343)	37,766

Net Assets
Beginning of period	1,449,178	1,411,412
End of period (including undistributed net investment income of $6,696 and distributions in excess of net investment income of $28, respectively)	$ 1,069,835	$ 1,449,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.67	$ 17.00	$ 16.05	$ 14.67	$ 11.96	$ 21.84
Income from Investment Operations
Net investment income (loss) E	.18	.33	.21	.04	.08	.12
Net realized and unrealized gain (loss)	3.41	2.90	.78	1.41	2.75	(8.82)
Total from investment operations	3.59	3.23	.99	1.45	2.83	(8.70)
Distributions from net investment income	(.05)	(.53)	(.04)	(.07)	(.12)	(.09)
Distributions from net realized gain	-	(.03)	-	-	-	(1.10)
Total distributions	(.05)	(.56)	(.04)	(.07)	(.12)	(1.18) J
Net asset value, end of period	$ 23.21	$ 19.67	$ 17.00	$ 16.05	$ 14.67	$ 11.96
Total Return B,C,D	18.31%	19.20%	6.17%	9.90%	23.96%	(42.07)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.05%	1.06%	1.05%	1.09%	1.06%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.06%	1.05%	1.09%	1.06%
Expenses net of all reductions	1.00% A	1.04%	1.05%	1.05%	1.08%	1.06%
Net investment income (loss)	1.70% A	1.75%	1.22%	.26%	.60%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 183	$ 170	$ 232	$ 252	$ 228
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.68	$ 16.97	$ 16.02	$ 14.64	$ 11.90	$ 21.70
Income from Investment Operations
Net investment income (loss) E	.16	.29	.17	- J	.04	.08
Net realized and unrealized gain (loss)	3.41	2.89	.78	1.41	2.75	(8.76)
Total from investment operations	3.57	3.18	.95	1.41	2.79	(8.68)
Distributions from net investment income	(.05)	(.44)	-	(.03)	(.05)	(.02)
Distributions from net realized gain	-	(.03)	-	-	-	(1.10)
Total distributions	(.05)	(.47)	-	(.03)	(.05)	(1.12) K
Net asset value, end of period	$ 23.20	$ 19.68	$ 16.97	$ 16.02	$ 14.64	$ 11.90
Total Return B,C,D	18.17%	18.93%	5.93%	9.63%	23.57%	(42.16)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.26% A	1.27%	1.29%	1.31%	1.34%	1.28%
Expenses net of fee waivers, if any	1.26% A	1.27%	1.29%	1.31%	1.34%	1.28%
Expenses net of all reductions	1.23% A	1.26%	1.28%	1.30%	1.34%	1.28%
Net investment income (loss)	1.48% A	1.53%	.99%	.01%	.35%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 187	$ 166	$ 158	$ 178	$ 201	$ 204
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.95	$ 16.24	$ 15.41	$ 14.13	$ 11.49	$ 21.02
Income from Investment Operations
Net investment income (loss) E	.09	.18	.08	(.07)	(.02)	(.01)
Net realized and unrealized gain (loss)	3.29	2.78	.75	1.35	2.66	(8.48)
Total from investment operations	3.38	2.96	.83	1.28	2.64	(8.49)
Distributions from net investment income	(.04)	(.22)	-	-	-	-
Distributions from net realized gain	-	(.03)	-	-	-	(1.04)
Total distributions	(.04)	(.25)	-	-	-	(1.04)
Net asset value, end of period	$ 22.29	$ 18.95	$ 16.24	$ 15.41	$ 14.13	$ 11.49
Total Return B,C,D	17.85%	18.31%	5.39%	9.06%	22.98%	(42.48)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.81%	1.81%	1.82%	1.85%	1.81%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.81%	1.82%	1.85%	1.81%
Expenses net of all reductions	1.79% A	1.81%	1.80%	1.81%	1.84%	1.81%
Net investment income (loss)	.92% A	.99%	.47%	(.51)%	(.16)%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 13	$ 19	$ 27	$ 31
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.87	$ 16.23	$ 15.39	$ 14.12	$ 11.47	$ 20.99
Income from Investment Operations
Net investment income (loss) E	.10	.19	.08	(.07)	(.02)	(.01)
Net realized and unrealized gain (loss)	3.27	2.77	.76	1.34	2.67	(8.47)
Total from investment operations	3.37	2.96	.84	1.27	2.65	(8.48)
Distributions from net investment income	(.04)	(.29)	-	-	-	-
Distributions from net realized gain	-	(.03)	-	-	-	(1.04)
Total distributions	(.04)	(.32)	-	-	-	(1.04)
Net asset value, end of period	$ 22.20	$ 18.87	$ 16.23	$ 15.39	$ 14.12	$ 11.47
Total Return B,C,D	17.89%	18.33%	5.46%	8.99%	23.10%	(42.49)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.76%	1.78%	1.80%	1.84%	1.79%
Expenses net of fee waivers, if any	1.75% A	1.76%	1.78%	1.80%	1.84%	1.79%
Expenses net of all reductions	1.72% A	1.76%	1.77%	1.80%	1.83%	1.78%
Net investment income (loss)	.98% A	1.04%	.50%	(.49)%	(.15)%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 58	$ 53	$ 58	$ 63	$ 59
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.79	$ 17.16	$ 16.19	$ 14.80	$ 12.07	$ 22.03
Income from Investment Operations
Net investment income (loss) D	.22	.40	.27	.09	.12	.18
Net realized and unrealized gain (loss)	3.44	2.91	.79	1.41	2.78	(8.89)
Total from investment operations	3.66	3.31	1.06	1.50	2.90	(8.71)
Distributions from net investment income	(.06)	(.65)	(.09)	(.11)	(.17)	(.15)
Distributions from net realized gain	-	(.03)	-	-	-	(1.10)
Total distributions	(.06)	(.68)	(.09)	(.11)	(.17)	(1.25) I
Net asset value, end of period	$ 23.39	$ 19.79	$ 17.16	$ 16.19	$ 14.80	$ 12.07
Total Return B,C	18.52%	19.59%	6.56%	10.23%	24.36%	(41.88)%
Ratios to Average Net Assets E,G
Expenses before reductions	.70% A	.71%	.72%	.73%	.77%	.74%
Expenses net of fee waivers, if any	.70% A	.71%	.72%	.73%	.77%	.74%
Expenses net of all reductions	.67% A	.70%	.71%	.72%	.77%	.73%
Net investment income (loss)	2.03% A	2.09%	1.56%	.59%	.92%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 596	$ 1,031	$ 1,017	$ 870	$ 1,017	$ 725
Portfolio turnover rate F	52% A	57%	123%	102%	117%	124% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,378
Gross unrealized depreciation	(10,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 202,924

Tax cost	$ 868,398

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,650)
2017	(35,212)
Total capital loss carryforward	$ (38,862)

The capital loss carryforward expiring fiscal 2016 was acquired from Capital One Appreciation Fund.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $275,984 and $810,524, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 245	$ 1
Class T	.25%	.25%	439	1
Class B	.75%	.25%	54	40
Class C	.75%	.25%	309	20
			$ 1,047	$ 62

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	9
Class B*	8
Class C*	1
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 258.26
Class T	212.24
Class B	16.30
Class C	73.23
Institutional Class	540.18
	$ 1,099

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,624.39%		$ 1

Redemptions In-Kind. During the period, 25,355 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $503,299. The net realized gain of $94,937 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $240. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25, including two hundred and fifty seven dollars from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $138 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by ninety-four dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 483	$ 4,963
Class T	402	3,843
Class B	21	142
Class C	120	894
Institutional Class	1,516	35,392
Total	$ 2,542	$ 45,234

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended May 31, 2013	Year ended November 30, 2012
From net realized gain
Class A	$ -	$ 283
Class T	-	258
Class B	-	18
Class C	-	94
Institutional Class	-	1,584
Total	$ -	$ 2,237

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	687	1,303	$ 14,690	$ 24,427
Reinvestment of distributions	22	252	431	4,662
Shares redeemed	(897)	(2,279)	(18,975)	(42,887)
Net increase (decrease)	(188)	(724)	$ (3,854)	$ (13,798)
Class T
Shares sold	390	780	$ 8,397	$ 14,651
Reinvestment of distributions	19	212	386	3,940
Shares redeemed	(815)	(1,871)	(17,329)	(34,844)
Net increase (decrease)	(406)	(879)	$ (8,546)	$ (16,253)
Class B
Shares sold	8	14	$ 177	$ 233
Reinvestment of distributions	1	8	19	147
Shares redeemed	(117)	(242)	(2,396)	(4,364)
Net increase (decrease)	(108)	(220)	$ (2,200)	$ (3,984)
Class C
Shares sold	208	306	$ 4,293	$ 5,607
Reinvestment of distributions	5	47	103	851
Shares redeemed	(325)	(558)	(6,664)	(10,063)
Net increase (decrease)	(112)	(205)	$ (2,268)	$ (3,605)
Institutional Class
Shares sold	2,329	9,408	$ 49,169	$ 179,442
Reinvestment of distributions	75	1,996	1,511	36,899
Shares redeemed	(29,034)A	(18,539)	(581,960)A	(349,047)
Net increase (decrease)	(26,630)	(7,135)	$ (531,280)	$ (132,706)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 54% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAII-USAN-0713
1.786792.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.03%
Actual		$ 1,000.00	$ 1,183.10	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.26%
Actual		$ 1,000.00	$ 1,181.70	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.34
Class B	1.81%
Actual		$ 1,000.00	$ 1,178.50	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.75%
Actual		$ 1,000.00	$ 1,178.90	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,185.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.9
Apple, Inc.	3.4	4.5
General Electric Co.	2.9	2.6
Wells Fargo & Co.	2.8	3.2
Chevron Corp.	2.8	3.0
Microsoft Corp.	2.5	1.8
Procter & Gamble Co.	2.1	2.3
Citigroup, Inc.	2.1	1.5
Occidental Petroleum Corp.	2.1	0.8
Target Corp.	2.0	1.6
	26.6
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	18.1
Information Technology	16.8	16.6
Health Care	13.9	12.1
Energy	12.3	11.4
Industrials	11.0	12.5
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.7%		Stocks 98.2%
	Convertible Securities 0.9%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	10.9%	** Foreign investments	11.0%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Gentex Corp.	100,856	$ 2,307
Automobiles - 0.5%
Ford Motor Co.	336,349	5,274
Distributors - 0.3%
Li & Fung Ltd.	1,600,000	2,221
LKQ Corp. (a)	50,090	1,226
		3,447
Diversified Consumer Services - 0.2%
H&R Block, Inc.	62,900	1,841
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	6,248	324
McDonald's Corp.	95,345	9,207
Wyndham Worldwide Corp.	21,333	1,240
Yum! Brands, Inc.	69,664	4,720
		15,491
Leisure Equipment & Products - 0.1%
Mattel, Inc.	22,326	999
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	465,329	18,055
Scripps Networks Interactive, Inc. Class A	32,370	2,180
Time Warner, Inc.	224,376	13,097
Viacom, Inc. Class B (non-vtg.)	49,190	3,241
		36,573
Multiline Retail - 2.2%
Kohl's Corp.	41,321	2,124
Target Corp.	304,062	21,132
		23,256
Specialty Retail - 1.8%
Lowe's Companies, Inc.	399,440	16,820
Staples, Inc.	149,529	2,243
		19,063
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	24,295	1,415
TOTAL CONSUMER DISCRETIONARY		109,666
CONSUMER STAPLES - 10.5%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	38,927	1,923
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	123,463	$ 9,972
The Coca-Cola Co.	397,664	15,903
		27,798
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	97,951	5,640
Walgreen Co.	300,976	14,375
		20,015
Food Products - 0.9%
Danone SA	47,567	3,508
Kellogg Co.	92,537	5,742
		9,250
Household Products - 2.9%
Kimberly-Clark Corp.	88,967	8,615
Procter & Gamble Co.	287,135	22,040
Svenska Cellulosa AB (SCA) (B Shares)	26,100	652
		31,307
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	129,959	14,266
Lorillard, Inc.	203,557	8,639
Philip Morris International, Inc.	7,432	676
		23,581
TOTAL CONSUMER STAPLES		111,951
ENERGY - 12.2%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	38,159	2,296
Exterran Partners LP	35,120	973
Halliburton Co.	162,819	6,814
Schlumberger Ltd.	56,934	4,158
		14,241
Oil, Gas & Consumable Fuels - 10.9%
Access Midstream Partners LP	35,729	1,537
Apache Corp.	57,948	4,759
Atlas Pipeline Partners LP	83,860	3,120
BG Group PLC	103,215	1,902
BP PLC sponsored ADR	95,529	4,099
Canadian Natural Resources Ltd.	220,350	6,567
Chevron Corp.	239,771	29,432
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	50,900	$ 1,158
Exxon Mobil Corp.	100,425	9,085
Legacy Reserves LP	18,676	495
Magellan Midstream Partners LP	3,954	206
Markwest Energy Partners LP	78,498	5,168
Occidental Petroleum Corp.	238,932	21,998
Royal Dutch Shell PLC Class A (United Kingdom)	296,939	9,882
Suncor Energy, Inc.	299,890	9,097
The Williams Companies, Inc.	211,603	7,444
Western Gas Partners LP	11,100	653
		116,602
TOTAL ENERGY		130,843
FINANCIALS - 20.6%
Capital Markets - 4.3%
Apollo Investment Corp.	86,794	720
Artisan Partners Asset Management, Inc.	4,500	210
Ashmore Group PLC	145,708	882
BlackRock, Inc. Class A	13,900	3,881
Charles Schwab Corp.	581,300	11,545
Greenhill & Co., Inc.	10,301	513
KKR & Co. LP	202,701	3,949
Morgan Stanley	421,430	10,915
Northern Trust Corp.	84,132	4,892
State Street Corp.	93,279	6,173
The Blackstone Group LP	87,437	1,914
UBS AG	47,604	835
		46,429
Commercial Banks - 5.9%
BNP Paribas SA	10,900	642
Comerica, Inc.	156,157	6,167
PNC Financial Services Group, Inc.	121,516	8,705
Standard Chartered PLC (United Kingdom)	144,510	3,375
SunTrust Banks, Inc.	66,995	2,150
U.S. Bancorp	322,803	11,317
Wells Fargo & Co.	746,921	30,288
		62,644
Consumer Finance - 0.2%
SLM Corp.	111,545	2,648
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 7.8%
Bank of America Corp.	840,069	$ 11,475
Citigroup, Inc.	423,292	22,007
JPMorgan Chase & Co.	770,109	42,035
KKR Financial Holdings LLC	455,079	4,787
NYSE Euronext	38,506	1,549
The NASDAQ Stock Market, Inc.	35,781	1,126
		82,979
Insurance - 1.5%
AFLAC, Inc.	12,009	669
Arthur J. Gallagher & Co.	7,400	323
MetLife, Inc.	223,728	9,891
MetLife, Inc. unit	58,400	3,103
Prudential Financial, Inc.	32,146	2,217
		16,203
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	4,100	106
Aviv REIT, Inc.	5,500	143
BioMed Realty Trust, Inc.	16,600	347
Invesco Mortgage Capital, Inc.	5,700	106
MFA Financial, Inc.	12,200	107
Sun Communities, Inc.	89,746	4,485
		5,294
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	67,500	1,418
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	218,390	2,811
TOTAL FINANCIALS		220,426
HEALTH CARE - 13.2%
Biotechnology - 0.8%
Amgen, Inc.	85,656	8,611
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	56,226	2,062
ResMed, Inc. (d)	10,018	481
St. Jude Medical, Inc.	99,478	4,300
Stryker Corp.	57,159	3,795
		10,638
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
Aetna, Inc.	96,128	$ 5,804
AmerisourceBergen Corp.	13,200	714
Fresenius Medical Care AG & Co. KGaA	13,500	917
Humana, Inc.	7,700	622
McKesson Corp.	69,233	7,883
Quest Diagnostics, Inc.	150,508	9,307
UnitedHealth Group, Inc.	119,267	7,470
WellPoint, Inc.	93,507	7,197
		39,914
Health Care Technology - 0.2%
Quality Systems, Inc.	85,400	1,527
Life Sciences Tools & Services - 0.3%
Lonza Group AG	34,912	2,609
Pharmaceuticals - 7.2%
AbbVie, Inc.	181,055	7,729
AstraZeneca PLC sponsored ADR	55,426	2,841
Eli Lilly & Co.	29,304	1,558
GlaxoSmithKline PLC sponsored ADR	186,033	9,631
Johnson & Johnson	206,157	17,354
Merck & Co., Inc.	449,900	21,010
Novartis AG sponsored ADR	61,493	4,413
Pfizer, Inc.	220,780	6,012
Sanofi SA	37,334	3,981
Teva Pharmaceutical Industries Ltd. sponsored ADR	47,029	1,797
Warner Chilcott PLC	56,800	1,091
		77,417
TOTAL HEALTH CARE		140,716
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	27,671	2,171
Rockwell Collins, Inc.	62,178	4,026
The Boeing Co.	111,994	11,090
United Technologies Corp.	73,431	6,969
		24,256
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	72,071	$ 4,086
United Parcel Service, Inc. Class B	145,924	12,535
		16,621
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc. (d)	64,421	946
Ritchie Brothers Auctioneers, Inc. (d)	36,800	760
		1,706
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	42,282	4,246
Industrial Conglomerates - 2.9%
General Electric Co.	1,339,557	31,238
Machinery - 1.3%
Douglas Dynamics, Inc.	157,195	2,198
Illinois Tool Works, Inc.	24,950	1,750
Ingersoll-Rand PLC	73,627	4,236
ITT Corp.	38,441	1,159
Stanley Black & Decker, Inc.	51,599	4,088
		13,431
Marine - 0.0%
Irish Continental Group PLC unit	17,007	507
Professional Services - 0.3%
Acacia Research Corp.	24,900	623
Amadeus Fire AG	7,943	524
Dun & Bradstreet Corp.	13,200	1,295
Michael Page International PLC	181,494	1,061
		3,503
Road & Rail - 1.4%
CSX Corp.	302,054	7,615
J.B. Hunt Transport Services, Inc.	41,780	3,078
Norfolk Southern Corp.	55,308	4,236
		14,929
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	28,300	2,340
W.W. Grainger, Inc.	14,173	3,649
Watsco, Inc.	5,851	510
		6,499
TOTAL INDUSTRIALS		116,936
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	706,545	$ 17,014
QUALCOMM, Inc.	118,513	7,523
		24,537
Computers & Peripherals - 3.5%
Apple, Inc.	79,814	35,891
EMC Corp.	40,700	1,008
		36,899
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	12,034	478
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	22,641	19,707
IT Services - 5.6%
Accenture PLC Class A	18,202	1,495
Cognizant Technology Solutions Corp. Class A (a)	64,210	4,151
Fidelity National Information Services, Inc.	135,540	6,086
IBM Corp.	20,300	4,223
MasterCard, Inc. Class A	17,239	9,831
Paychex, Inc.	493,786	18,384
The Western Union Co.	382,361	6,263
Visa, Inc. Class A	53,535	9,537
		59,970
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	73,505	2,440
Analog Devices, Inc.	59,173	2,718
Applied Materials, Inc.	336,064	5,108
		10,266
Software - 2.6%
Microsoft Corp.	746,207	26,028
Oracle Corp.	39,692	1,340
		27,368
TOTAL INFORMATION TECHNOLOGY		179,225
MATERIALS - 1.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	11,032	1,042
Airgas, Inc.	27,852	2,866
E.I. du Pont de Nemours & Co.	55,052	3,071
FMC Corp.	14,859	932
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	5,233	$ 438
Syngenta AG (Switzerland)	11,406	4,449
		12,798
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	4,100	127
TOTAL MATERIALS		12,925
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	30,986	1,058
Verizon Communications, Inc.	269,928	13,086
		14,144
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	287,550	8,325
TOTAL TELECOMMUNICATION SERVICES		22,469
UTILITIES - 1.0%
Electric Utilities - 0.7%
Duke Energy Corp.	15,281	1,023
EDF SA (d)	32,000	732
FirstEnergy Corp.	50,161	1,957
Hawaiian Electric Industries, Inc.	36,800	963
ITC Holdings Corp.	13,250	1,147
Northeast Utilities	16,365	682
PPL Corp.	31,266	929
		7,433
Multi-Utilities - 0.3%
National Grid PLC	17,865	212
PG&E Corp.	24,838	1,115
Sempra Energy	25,800	2,098
		3,425
TOTAL UTILITIES		10,858
TOTAL COMMON STOCKS (Cost $845,693)		1,056,015
Convertible Preferred Stocks - 0.8%
	Shares	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	14,200	$ 664
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	30,588	7,257
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	18,900	1,140
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,666)		9,061
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $1,592)	$ 1,592	1,131
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	3,404,468	3,404
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,711,430	1,711
TOTAL MONEY MARKET FUNDS (Cost $5,115)		5,115
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $862,066)		1,071,322
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,487)
NET ASSETS - 100%		$ 1,069,835
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,418,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	25
Total	$ 27
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,666	$ 107,445	$ 2,221	$ -
Consumer Staples	111,951	111,951	-	-
Energy	131,507	120,467	11,040	-
Financials	220,426	215,070	3,938	1,418
Health Care	147,973	143,075	4,898	-
Industrials	118,076	118,076	-	-
Information Technology	179,225	179,225	-	-
Materials	12,925	8,476	4,449	-
Telecommunication Services	22,469	22,469	-	-
Utilities	10,858	10,646	212	-
Corporate Bonds	1,131	-	1,131	-
Money Market Funds	5,115	5,115	-	-
Total Investments in Securities:	$ 1,071,322	$ 1,042,015	$ 27,889	$ 1,418
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.1%
United Kingdom	5.5%
Canada	1.6%
Switzerland	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,611) - See accompanying schedule: Unaffiliated issuers (cost $856,951)	$ 1,066,207
Fidelity Central Funds (cost $5,115)	5,115
Total Investments (cost $862,066)		$ 1,071,322
Receivable for investments sold		4,644
Receivable for fund shares sold		695
Dividends receivable		2,599
Interest receivable		12
Distributions receivable from Fidelity Central Funds		22
Prepaid expenses		1
Other receivables		6
Total assets		1,079,301

Liabilities
Payable for investments purchased	$ 6,167
Payable for fund shares redeemed	733
Accrued management fee	409
Distribution and service plan fees payable	185
Other affiliated payables	214
Other payables and accrued expenses	47
Collateral on securities loaned, at value	1,711
Total liabilities		9,466

Net Assets		$ 1,069,835
Net Assets consist of:
Paid in capital		$ 764,161
Undistributed net investment income		6,696
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,727
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		209,251
Net Assets		$ 1,069,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,178 ÷ 9,098.6 shares)	$ 23.21

Maximum offering price per share (100/94.25 of $23.21)	$ 24.63
Class T: Net Asset Value and redemption price per share ($186,635 ÷ 8,043.1 shares)	$ 23.20

Maximum offering price per share (100/96.50 of $23.20)	$ 24.04
Class B: Net Asset Value and offering price per share ($10,617 ÷ 476.4 shares)A	$ 22.29

Class C: Net Asset Value and offering price per share ($65,736 ÷ 2,960.9 shares)A	$ 22.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($595,669 ÷ 25,466.6 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 13,855
Interest		39
Income from Fidelity Central Funds		27
Total income		13,921

Expenses
Management fee	$ 2,342
Transfer agent fees	1,099
Distribution and service plan fees	1,047
Accounting and security lending fees	170
Custodian fees and expenses	42
Independent trustees' compensation	3
Registration fees	44
Audit	36
Legal	2
Interest	1
Miscellaneous	7
Total expenses before reductions	4,793
Expense reductions	(138)	4,655
Net investment income (loss)		9,266
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,219
Redemption in-kind with affiliated entities	94,937
Foreign currency transactions	2
Total net realized gain (loss)		139,158
Change in net unrealized appreciation (depreciation) on: Investment securities	22,931
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		22,923
Net gain (loss)		162,081
Net increase (decrease) in net assets resulting from operations		$ 171,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,266	$ 28,263
Net realized gain (loss)	139,158	38,247
Change in net unrealized appreciation (depreciation)	22,923	189,073
Net increase (decrease) in net assets resulting from operations	171,347	255,583
Distributions to shareholders from net investment income	(2,542)	(45,234)
Distributions to shareholders from net realized gain	-	(2,237)
Total distributions	(2,542)	(47,471)
Share transactions - net increase (decrease)	(548,148)	(170,346)
Total increase (decrease) in net assets	(379,343)	37,766

Net Assets
Beginning of period	1,449,178	1,411,412
End of period (including undistributed net investment income of $6,696 and distributions in excess of net investment income of $28, respectively)	$ 1,069,835	$ 1,449,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.67	$ 17.00	$ 16.05	$ 14.67	$ 11.96	$ 21.84
Income from Investment Operations
Net investment income (loss) E	.18	.33	.21	.04	.08	.12
Net realized and unrealized gain (loss)	3.41	2.90	.78	1.41	2.75	(8.82)
Total from investment operations	3.59	3.23	.99	1.45	2.83	(8.70)
Distributions from net investment income	(.05)	(.53)	(.04)	(.07)	(.12)	(.09)
Distributions from net realized gain	-	(.03)	-	-	-	(1.10)
Total distributions	(.05)	(.56)	(.04)	(.07)	(.12)	(1.18) J
Net asset value, end of period	$ 23.21	$ 19.67	$ 17.00	$ 16.05	$ 14.67	$ 11.96
Total Return B,C,D	18.31%	19.20%	6.17%	9.90%	23.96%	(42.07)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.05%	1.06%	1.05%	1.09%	1.06%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.06%	1.05%	1.09%	1.06%
Expenses net of all reductions	1.00% A	1.04%	1.05%	1.05%	1.08%	1.06%
Net investment income (loss)	1.70% A	1.75%	1.22%	.26%	.60%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 183	$ 170	$ 232	$ 252	$ 228
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.68	$ 16.97	$ 16.02	$ 14.64	$ 11.90	$ 21.70
Income from Investment Operations
Net investment income (loss) E	.16	.29	.17	- J	.04	.08
Net realized and unrealized gain (loss)	3.41	2.89	.78	1.41	2.75	(8.76)
Total from investment operations	3.57	3.18	.95	1.41	2.79	(8.68)
Distributions from net investment income	(.05)	(.44)	-	(.03)	(.05)	(.02)
Distributions from net realized gain	-	(.03)	-	-	-	(1.10)
Total distributions	(.05)	(.47)	-	(.03)	(.05)	(1.12) K
Net asset value, end of period	$ 23.20	$ 19.68	$ 16.97	$ 16.02	$ 14.64	$ 11.90
Total Return B,C,D	18.17%	18.93%	5.93%	9.63%	23.57%	(42.16)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.26% A	1.27%	1.29%	1.31%	1.34%	1.28%
Expenses net of fee waivers, if any	1.26% A	1.27%	1.29%	1.31%	1.34%	1.28%
Expenses net of all reductions	1.23% A	1.26%	1.28%	1.30%	1.34%	1.28%
Net investment income (loss)	1.48% A	1.53%	.99%	.01%	.35%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 187	$ 166	$ 158	$ 178	$ 201	$ 204
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.95	$ 16.24	$ 15.41	$ 14.13	$ 11.49	$ 21.02
Income from Investment Operations
Net investment income (loss) E	.09	.18	.08	(.07)	(.02)	(.01)
Net realized and unrealized gain (loss)	3.29	2.78	.75	1.35	2.66	(8.48)
Total from investment operations	3.38	2.96	.83	1.28	2.64	(8.49)
Distributions from net investment income	(.04)	(.22)	-	-	-	-
Distributions from net realized gain	-	(.03)	-	-	-	(1.04)
Total distributions	(.04)	(.25)	-	-	-	(1.04)
Net asset value, end of period	$ 22.29	$ 18.95	$ 16.24	$ 15.41	$ 14.13	$ 11.49
Total Return B,C,D	17.85%	18.31%	5.39%	9.06%	22.98%	(42.48)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.81%	1.81%	1.82%	1.85%	1.81%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.81%	1.82%	1.85%	1.81%
Expenses net of all reductions	1.79% A	1.81%	1.80%	1.81%	1.84%	1.81%
Net investment income (loss)	.92% A	.99%	.47%	(.51)%	(.16)%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 13	$ 19	$ 27	$ 31
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.87	$ 16.23	$ 15.39	$ 14.12	$ 11.47	$ 20.99
Income from Investment Operations
Net investment income (loss) E	.10	.19	.08	(.07)	(.02)	(.01)
Net realized and unrealized gain (loss)	3.27	2.77	.76	1.34	2.67	(8.47)
Total from investment operations	3.37	2.96	.84	1.27	2.65	(8.48)
Distributions from net investment income	(.04)	(.29)	-	-	-	-
Distributions from net realized gain	-	(.03)	-	-	-	(1.04)
Total distributions	(.04)	(.32)	-	-	-	(1.04)
Net asset value, end of period	$ 22.20	$ 18.87	$ 16.23	$ 15.39	$ 14.12	$ 11.47
Total Return B,C,D	17.89%	18.33%	5.46%	8.99%	23.10%	(42.49)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.76%	1.78%	1.80%	1.84%	1.79%
Expenses net of fee waivers, if any	1.75% A	1.76%	1.78%	1.80%	1.84%	1.79%
Expenses net of all reductions	1.72% A	1.76%	1.77%	1.80%	1.83%	1.78%
Net investment income (loss)	.98% A	1.04%	.50%	(.49)%	(.15)%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 58	$ 53	$ 58	$ 63	$ 59
Portfolio turnover rate G	52% A	57%	123%	102%	117%	124% I
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.79	$ 17.16	$ 16.19	$ 14.80	$ 12.07	$ 22.03
Income from Investment Operations
Net investment income (loss) D	.22	.40	.27	.09	.12	.18
Net realized and unrealized gain (loss)	3.44	2.91	.79	1.41	2.78	(8.89)
Total from investment operations	3.66	3.31	1.06	1.50	2.90	(8.71)
Distributions from net investment income	(.06)	(.65)	(.09)	(.11)	(.17)	(.15)
Distributions from net realized gain	-	(.03)	-	-	-	(1.10)
Total distributions	(.06)	(.68)	(.09)	(.11)	(.17)	(1.25) I
Net asset value, end of period	$ 23.39	$ 19.79	$ 17.16	$ 16.19	$ 14.80	$ 12.07
Total Return B,C	18.52%	19.59%	6.56%	10.23%	24.36%	(41.88)%
Ratios to Average Net Assets E,G
Expenses before reductions	.70% A	.71%	.72%	.73%	.77%	.74%
Expenses net of fee waivers, if any	.70% A	.71%	.72%	.73%	.77%	.74%
Expenses net of all reductions	.67% A	.70%	.71%	.72%	.77%	.73%
Net investment income (loss)	2.03% A	2.09%	1.56%	.59%	.92%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 596	$ 1,031	$ 1,017	$ 870	$ 1,017	$ 725
Portfolio turnover rate F	52% A	57%	123%	102%	117%	124% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,378
Gross unrealized depreciation	(10,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 202,924

Tax cost	$ 868,398

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,650)
2017	(35,212)
Total capital loss carryforward	$ (38,862)

The capital loss carryforward expiring fiscal 2016 was acquired from Capital One Appreciation Fund.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $275,984 and $810,524, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 245	$ 1
Class T	.25%	.25%	439	1
Class B	.75%	.25%	54	40
Class C	.75%	.25%	309	20
			$ 1,047	$ 62

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	9
Class B*	8
Class C*	1
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 258.26
Class T	212.24
Class B	16.30
Class C	73.23
Institutional Class	540.18
	$ 1,099

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,624.39%		$ 1

Redemptions In-Kind. During the period, 25,355 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $503,299. The net realized gain of $94,937 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $240. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25, including two hundred and fifty seven dollars from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $138 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by ninety-four dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 483	$ 4,963
Class T	402	3,843
Class B	21	142
Class C	120	894
Institutional Class	1,516	35,392
Total	$ 2,542	$ 45,234

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended May 31, 2013	Year ended November 30, 2012
From net realized gain
Class A	$ -	$ 283
Class T	-	258
Class B	-	18
Class C	-	94
Institutional Class	-	1,584
Total	$ -	$ 2,237

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	687	1,303	$ 14,690	$ 24,427
Reinvestment of distributions	22	252	431	4,662
Shares redeemed	(897)	(2,279)	(18,975)	(42,887)
Net increase (decrease)	(188)	(724)	$ (3,854)	$ (13,798)
Class T
Shares sold	390	780	$ 8,397	$ 14,651
Reinvestment of distributions	19	212	386	3,940
Shares redeemed	(815)	(1,871)	(17,329)	(34,844)
Net increase (decrease)	(406)	(879)	$ (8,546)	$ (16,253)
Class B
Shares sold	8	14	$ 177	$ 233
Reinvestment of distributions	1	8	19	147
Shares redeemed	(117)	(242)	(2,396)	(4,364)
Net increase (decrease)	(108)	(220)	$ (2,200)	$ (3,984)
Class C
Shares sold	208	306	$ 4,293	$ 5,607
Reinvestment of distributions	5	47	103	851
Shares redeemed	(325)	(558)	(6,664)	(10,063)
Net increase (decrease)	(112)	(205)	$ (2,268)	$ (3,605)
Institutional Class
Shares sold	2,329	9,408	$ 49,169	$ 179,442
Reinvestment of distributions	75	1,996	1,511	36,899
Shares redeemed	(29,034)A	(18,539)	(581,960)A	(349,047)
Net increase (decrease)	(26,630)	(7,135)	$ (531,280)	$ (132,706)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 54% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAI-USAN-0713
1.786791.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,168.10	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.44%
Actual		$ 1,000.00	$ 1,166.80	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	2.03%
Actual		$ 1,000.00	$ 1,163.60	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.81	$ 10.20
Class C	1.98%
Actual		$ 1,000.00	$ 1,163.50	$ 10.68
HypotheticalA		$ 1,000.00	$ 1,015.06	$ 9.95
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,169.80	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	8.9
Google, Inc. Class A	4.6	3.9
salesforce.com, Inc.	3.6	3.8
Regeneron Pharmaceuticals, Inc.	3.5	3.8
lululemon athletica, Inc.	2.7	2.9
Seattle Genetics, Inc.	2.3	1.8
Cree, Inc.	1.9	1.2
Green Mountain Coffee Roasters, Inc.	1.7	1.0
NVIDIA Corp.	1.7	1.4
Alkermes PLC	1.5	0.9
	28.3
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.7	37.7
Health Care	19.4	17.7
Consumer Discretionary	18.5	18.4
Consumer Staples	9.2	9.0
Industrials	7.1	5.9
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 99.2%		Stocks 98.7%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	6.2%	** Foreign investments	6.7%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	115,600	$ 5,128
Automobiles - 0.7%
Honda Motor Co. Ltd.	29,300	1,088
Tesla Motors, Inc. (a)(d)	178,400	17,440
		18,528
Hotels, Restaurants & Leisure - 3.5%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	3,067
BJ's Restaurants, Inc. (a)	163,400	6,134
Buffalo Wild Wings, Inc. (a)	75,000	7,197
Chipotle Mexican Grill, Inc. (a)	22,100	7,978
Chuys Holdings, Inc.	114,500	3,990
Dunkin' Brands Group, Inc.	163,600	6,479
Las Vegas Sands Corp.	112,092	6,490
McDonald's Corp.	135,600	13,095
Starbucks Corp.	278,000	17,533
Starwood Hotels & Resorts Worldwide, Inc.	171,500	11,713
The Cheesecake Factory, Inc.	64,300	2,567
		86,243
Household Durables - 1.5%
iRobot Corp. (a)	29,200	987
Lennar Corp. Class A	407,400	16,019
SodaStream International Ltd. (a)	94,839	6,051
Tempur-Pedic International, Inc. (a)	21,654	916
Toll Brothers, Inc. (a)	240,300	8,211
Tupperware Brands Corp.	54,600	4,422
		36,606
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	109,000	29,324
priceline.com, Inc. (a)	13,500	10,853
Shutterfly, Inc. (a)	79,400	3,870
TripAdvisor, Inc. (a)	110,600	7,133
		51,180
Media - 1.8%
AMC Networks, Inc. Class A (a)	77,000	4,930
Comcast Corp. Class A	121,800	4,890
DIRECTV (a)	138,300	8,454
DreamWorks Animation SKG, Inc. Class A (a)	50,200	1,101
IMAX Corp. (a)	434,100	11,248
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (a)(d)	241,100	$ 6,944
The Walt Disney Co.	123,300	7,778
		45,345
Multiline Retail - 0.4%
J.C. Penney Co., Inc. (d)	185,800	3,266
Target Corp.	91,300	6,345
		9,611
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	117,300	5,874
Bed Bath & Beyond, Inc. (a)	64,700	4,416
CarMax, Inc. (a)	122,100	5,711
DSW, Inc. Class A	41,200	3,048
Five Below, Inc.	105,600	4,038
Francescas Holdings Corp. (a)	73,000	2,084
Home Depot, Inc.	215,300	16,935
Lumber Liquidators Holdings, Inc. (a)	396,300	32,540
Staples, Inc.	76,300	1,145
		75,791
Textiles, Apparel & Luxury Goods - 5.3%
Coach, Inc.	34,300	1,998
Fifth & Pacific Companies, Inc. (a)	146,100	3,140
Fossil, Inc. (a)	171,700	18,235
lululemon athletica, Inc. (a)(d)	872,016	67,852
Michael Kors Holdings Ltd. (a)	197,700	12,420
NIKE, Inc. Class B	150,400	9,274
Prada SpA	454,000	4,351
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,100	2,927
Steven Madden Ltd. (a)	176,400	8,555
Under Armour, Inc. Class A (sub. vtg.) (a)	48,600	3,013
		131,765
TOTAL CONSUMER DISCRETIONARY		460,197
CONSUMER STAPLES - 9.2%
Beverages - 1.7%
Monster Beverage Corp. (a)	62,500	3,412
PepsiCo, Inc.	174,500	14,094
The Coca-Cola Co.	632,900	25,310
		42,816
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	68,700	$ 7,534
CVS Caremark Corp.	126,500	7,284
Drogasil SA	20,617	218
Fresh Market, Inc. (a)	56,433	2,796
Wal-Mart Stores, Inc.	233,480	17,474
Whole Foods Market, Inc.	198,800	10,310
		45,616
Food Products - 2.4%
Archer Daniels Midland Co.	38,200	1,231
Bunge Ltd.	59,300	4,127
Green Mountain Coffee Roasters, Inc. (a)	590,300	43,169
Mead Johnson Nutrition Co. Class A	81,400	6,599
Mondelez International, Inc.	115,400	3,400
		58,526
Household Products - 0.5%
Procter & Gamble Co.	160,100	12,289
Personal Products - 0.6%
Avon Products, Inc.	100,242	2,363
Herbalife Ltd.	246,100	11,485
		13,848
Tobacco - 2.2%
Altria Group, Inc.	529,000	19,097
Japan Tobacco, Inc.	34,800	1,184
Lorillard, Inc.	150,600	6,391
Philip Morris International, Inc.	319,250	29,023
		55,695
TOTAL CONSUMER STAPLES		228,790
ENERGY - 4.4%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	95,840	5,334
Halliburton Co.	118,300	4,951
National Oilwell Varco, Inc.	83,988	5,904
Schlumberger Ltd.	341,800	24,962
		41,151
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	74,200	6,490
Chesapeake Energy Corp. (d)	165,264	3,609
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	60,900	$ 5,095
Continental Resources, Inc. (a)	87,800	7,123
EOG Resources, Inc.	20,600	2,659
Hess Corp.	135,100	9,107
Noble Energy, Inc.	91,400	5,269
Occidental Petroleum Corp.	133,700	12,310
PDC Energy, Inc. (a)	48,700	2,493
Peabody Energy Corp.	118,100	2,323
Phillips 66	36,700	2,443
Pioneer Natural Resources Co.	27,400	3,800
Range Resources Corp.	16,300	1,225
Valero Energy Corp.	117,000	4,754
		68,700
TOTAL ENERGY		109,851
FINANCIALS - 3.5%
Capital Markets - 0.5%
BlackRock, Inc. Class A	4,900	1,368
Charles Schwab Corp.	323,700	6,429
Goldman Sachs Group, Inc.	22,791	3,694
T. Rowe Price Group, Inc.	30,300	2,299
		13,790
Commercial Banks - 0.3%
Signature Bank (a)	31,800	2,454
Wells Fargo & Co.	125,000	5,069
		7,523
Consumer Finance - 1.4%
Discover Financial Services	738,333	35,004
Diversified Financial Services - 1.0%
Bank of America Corp.	297,800	4,068
BM&F Bovespa SA	765,958	4,960
Citigroup, Inc.	74,200	3,858
CME Group, Inc.	22,000	1,494
JPMorgan Chase & Co.	200,900	10,967
		25,347
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	25,978	4,324
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	$ 2,050
TOTAL FINANCIALS		88,038
HEALTH CARE - 19.3%
Biotechnology - 16.0%
ACADIA Pharmaceuticals, Inc. (a)	51,900	730
Alexion Pharmaceuticals, Inc. (a)	39,500	3,853
Alkermes PLC (a)	1,180,900	36,903
Alnylam Pharmaceuticals, Inc. (a)	74,800	2,291
Amarin Corp. PLC ADR (a)(d)	265,000	1,852
Amgen, Inc.	201,400	20,247
Biogen Idec, Inc. (a)	45,600	10,830
Celgene Corp. (a)	55,235	6,830
Celldex Therapeutics, Inc. (a)	95,800	1,225
Cepheid, Inc. (a)	136,353	4,740
Chimerix, Inc.	21,500	462
Elan Corp. PLC sponsored ADR (a)	854,500	10,818
Exelixis, Inc. (a)(d)	2,173,411	10,519
Gilead Sciences, Inc. (a)	511,200	27,850
ImmunoGen, Inc. (a)(d)	1,473,851	27,075
Immunomedics, Inc. (a)(d)	1,324,087	5,177
InterMune, Inc. (a)	110,400	1,091
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	3,037
Isis Pharmaceuticals, Inc. (a)(d)	1,401,553	30,344
Lexicon Pharmaceuticals, Inc. (a)	9,721,004	23,233
Merrimack Pharmaceuticals, Inc. (a)	591,500	3,277
Metabolix, Inc. (a)(d)	246,795	405
NPS Pharmaceuticals, Inc. (a)	505,700	7,965
Prothena Corp. PLC (a)	76,602	761
Receptos, Inc.	87,600	1,390
Regeneron Pharmaceuticals, Inc. (a)	355,900	86,082
Rigel Pharmaceuticals, Inc. (a)	900,748	4,161
Seattle Genetics, Inc. (a)(d)	1,670,467	57,330
Transition Therapeutics, Inc. (a)	957,597	3,208
Vertex Pharmaceuticals, Inc. (a)	68,690	5,516
		399,202
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	156,200	5,728
Baxter International, Inc.	42,300	2,975
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)	79,700	$ 3,802
Steris Corp.	59,100	2,680
		15,185
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)	356,900	4,062
BioScrip, Inc. (a)	523,500	7,319
Catamaran Corp. (a)	30,500	1,496
Express Scripts Holding Co. (a)	125,167	7,775
McKesson Corp.	20,900	2,380
		23,032
Health Care Technology - 0.2%
athenahealth, Inc. (a)	52,500	4,439
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	19,300	1,357
Pharmaceuticals - 1.5%
AbbVie, Inc.	156,200	6,668
Allergan, Inc.	84,600	8,417
Auxilium Pharmaceuticals, Inc. (a)	146,300	2,183
Bristol-Myers Squibb Co.	239,700	11,029
Hospira, Inc. (a)	49,600	1,720
Johnson & Johnson	37,800	3,182
Questcor Pharmaceuticals, Inc.	112,600	3,848
		37,047
TOTAL HEALTH CARE		480,262
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	125,800	9,870
The Boeing Co.	132,500	13,120
		22,990
Air Freight & Logistics - 0.8%
FedEx Corp.	22,400	2,158
United Parcel Service, Inc. Class B	210,400	18,073
		20,231
Airlines - 1.1%
Delta Air Lines, Inc. (a)	67,000	1,207
Southwest Airlines Co.	528,000	7,482
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Spirit Airlines, Inc. (a)	266,300	$ 8,104
United Continental Holdings, Inc. (a)	345,900	11,228
		28,021
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	97,859	2,776
Electrical Equipment - 0.2%
Roper Industries, Inc.	38,800	4,820
Industrial Conglomerates - 1.1%
3M Co.	69,100	7,620
Danaher Corp.	240,100	14,843
General Electric Co.	147,600	3,442
		25,905
Machinery - 0.9%
Caterpillar, Inc.	140,500	12,055
Cummins, Inc.	29,400	3,517
Deere & Co.	58,100	5,061
ITT Corp.	24,100	727
Xylem, Inc.	63,000	1,773
		23,133
Road & Rail - 2.0%
CSX Corp.	324,100	8,171
Hertz Global Holdings, Inc. (a)	545,100	14,080
Kansas City Southern	10,800	1,196
Union Pacific Corp.	165,600	25,605
		49,052
TOTAL INDUSTRIALS		176,928
INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 2.4%
F5 Networks, Inc. (a)	12,600	1,048
Infinera Corp. (a)(d)	1,483,881	15,625
Juniper Networks, Inc. (a)	65,500	1,161
QUALCOMM, Inc.	575,865	36,556
Riverbed Technology, Inc. (a)	115,800	1,790
ViaSat, Inc. (a)	49,600	3,475
		59,655
Computers & Peripherals - 5.5%
3D Systems Corp. (a)(d)	35,700	1,732
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc.	263,758	$ 118,606
Fusion-io, Inc. (a)(d)	617,332	8,933
SanDisk Corp. (a)	49,200	2,904
Silicon Graphics International Corp. (a)(d)	272,600	4,116
Stratasys Ltd. (a)	15,500	1,303
		137,594
Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a)	31,400	1,448
Baidu.com, Inc. sponsored ADR (a)	24,100	2,329
Cornerstone OnDemand, Inc. (a)	140,000	5,690
eBay, Inc. (a)	425,700	23,030
Facebook, Inc. Class A	462,341	11,258
Google, Inc. Class A (a)	131,465	114,428
LinkedIn Corp. (a)	18,800	3,150
Rackspace Hosting, Inc. (a)	133,802	5,022
Tencent Holdings Ltd.	133,100	5,239
Trulia, Inc. (d)	20,400	627
Web.com Group, Inc. (a)	282,600	5,932
		178,153
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	127,216	8,225
IBM Corp.	117,900	24,526
MasterCard, Inc. Class A	34,100	19,446
Visa, Inc. Class A	183,600	32,707
		84,904
Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices, Inc.	19,600	900
Applied Materials, Inc.	211,300	3,212
Applied Micro Circuits Corp. (a)	1,382,925	10,662
Broadcom Corp. Class A	135,400	4,862
Cree, Inc. (a)	737,800	46,002
Cypress Semiconductor Corp.	1,548,066	17,400
Intel Corp.	299,400	7,269
Mellanox Technologies Ltd. (a)	192,200	9,969
NVIDIA Corp.	2,816,030	40,804
Rambus, Inc. (a)	1,441,100	11,356
Silicon Laboratories, Inc. (a)	767,800	32,985
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	32,300	$ 771
Xilinx, Inc.	60,800	2,472
		188,664
Software - 8.7%
Adobe Systems, Inc. (a)	81,800	3,510
Citrix Systems, Inc. (a)	46,000	2,960
Concur Technologies, Inc. (a)	66,400	5,360
Interactive Intelligence Group, Inc. (a)	78,700	3,951
Microsoft Corp.	813,700	28,382
NetSuite, Inc. (a)	133,800	11,721
Oracle Corp.	338,200	11,418
QLIK Technologies, Inc. (a)	272,274	8,375
Red Hat, Inc. (a)	675,830	32,595
salesforce.com, Inc. (a)	2,088,400	88,402
ServiceNow, Inc.	125,400	4,610
SolarWinds, Inc. (a)	94,700	3,992
Solera Holdings, Inc.	13,500	739
Splunk, Inc. (a)	41,100	1,922
TiVo, Inc. (a)	262,000	3,390
VMware, Inc. Class A (a)	25,200	1,792
Workday, Inc. Class A	54,400	3,494
		216,613
TOTAL INFORMATION TECHNOLOGY		865,583
MATERIALS - 1.9%
Chemicals - 1.8%
CF Industries Holdings, Inc.	9,200	1,757
E.I. du Pont de Nemours & Co.	96,400	5,378
Eastman Chemical Co.	31,200	2,238
Monsanto Co.	345,400	34,761
		44,134
Metals & Mining - 0.1%
Nucor Corp.	76,800	3,418
TOTAL MATERIALS		47,552
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	178,400	8,649
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	920,700	$ 6,721
TOTAL TELECOMMUNICATION SERVICES		15,370
TOTAL COMMON STOCKS (Cost $1,734,932)		2,472,571
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (e)	638,618	1,615
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (e)	676,657	5
Oculus Worldwide Therapeutics Series D (e)	676,657	8
Orchestrate U.S. Therapeutics, Inc. Series D (e)	676,657	12
Orchestrate Worldwide Therapeutics Series D (e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $1,699)		1,699
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.12% (b)	7,533,641	7,534
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	78,638,726	78,639
TOTAL MONEY MARKET FUNDS (Cost $86,173)		86,173
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $8,378)	$ 8,378	$ 8,378
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,831,182)		2,568,821
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(76,986)
NET ASSETS - 100%		$ 2,491,835
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,699,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Security	Acquisition Date	Acquisition Cost (000s)
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,378,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 2,344
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,628
UBS Securities LLC	4,406
$ 8,378
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	507
Total	$ 525
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 460,197	$ 454,758	$ 5,439	$ -
Consumer Staples	228,790	227,606	1,184	-
Energy	109,851	109,851	-	-
Financials	88,038	88,038	-	-
Health Care	481,961	480,262	-	1,699
Industrials	176,928	176,928	-	-
Information Technology	865,583	860,344	5,239	-
Materials	47,552	47,552	-	-
Telecommunication Services	15,370	15,370	-	-
Money Market Funds	86,173	86,173	-	-
Cash Equivalents	8,378	-	8,378	-
Total Investments in Securities:	$ 2,568,821	$ 2,546,882	$ 20,240	$ 1,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,030 and repurchase agreements of $8,378) - See accompanying schedule: Unaffiliated issuers (cost $1,745,009)	$ 2,482,648
Fidelity Central Funds (cost $86,173)	86,173
Total Investments (cost $1,831,182)		$ 2,568,821
Receivable for investments sold		4,192
Receivable for fund shares sold		2,526
Dividends receivable		2,417
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		1
Other receivables		145
Total assets		2,578,196

Liabilities
Payable for investments purchased	$ 1,951
Payable for fund shares redeemed	2,913
Accrued management fee	1,457
Distribution and service plan fees payable	736
Other affiliated payables	485
Other payables and accrued expenses	180
Collateral on securities loaned, at value	78,639
Total liabilities		86,361

Net Assets		$ 2,491,835
Net Assets consist of:
Paid in capital		$ 2,092,389
Accumulated net investment loss		(8,339)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(329,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		737,636
Net Assets		$ 2,491,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($441,958 ÷ 9,153.0 shares)	$ 48.29

Maximum offering price per share (100/94.25 of $48.29)	$ 51.24
Class T: Net Asset Value and redemption price per share ($1,310,241 ÷ 27,031.8 shares)	$ 48.47

Maximum offering price per share (100/96.50 of $48.47)	$ 50.23
Class B: Net Asset Value and offering price per share ($12,436 ÷ 276.7 shares)A	$ 44.94

Class C: Net Asset Value and offering price per share ($103,798 ÷ 2,297.3 shares)A	$ 45.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($623,402 ÷ 12,411.6 shares)	$ 50.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,710
Income from Fidelity Central Funds		525
Total income		13,235

Expenses
Management fee Basic fee	$ 6,315
Performance adjustment	1,567
Transfer agent fees	2,455
Distribution and service plan fees	4,059
Accounting and security lending fees	350
Custodian fees and expenses	18
Independent trustees' compensation	7
Registration fees	71
Audit	31
Legal	4
Miscellaneous	12
Total expenses before reductions	14,889
Expense reductions	(77)	14,812
Net investment income (loss)		(1,577)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,907
Foreign currency transactions	(5)
Total net realized gain (loss)		85,902
Change in net unrealized appreciation (depreciation) on: Investment securities	271,842
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		271,840
Net gain (loss)		357,742
Net increase (decrease) in net assets resulting from operations		$ 356,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,577)	$ (7,218)
Net realized gain (loss)	85,902	165,968
Change in net unrealized appreciation (depreciation)	271,840	117,910
Net increase (decrease) in net assets resulting from operations	356,165	276,660
Share transactions - net increase (decrease)	30,895	182,997
Total increase (decrease) in net assets	387,060	459,657

Net Assets
Beginning of period	2,104,775	1,645,118
End of period (including accumulated net investment loss of $8,339 and accumulated net investment loss of $6,762, respectively)	$ 2,491,835	$ 2,104,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.34	$ 35.39	$ 32.30	$ 26.30	$ 18.92	$ 41.72
Income from Investment Operations
Net investment income (loss) E	(.02)	(.11)	(.08)	- J	.10	(.02)
Net realized and unrealized gain (loss)	6.97	6.06	3.17	6.13	7.28	(22.78)
Total from investment operations	6.95	5.95	3.09	6.13	7.38	(22.80)
Distributions from net investment income	-	-	-	(.11)	-	-
Distributions from net realized gain	-	-	-	(.02)	-	-
Total distributions	-	-	-	(.13)	-	-
Net asset value, end of period	$ 48.29	$ 41.34	$ 35.39	$ 32.30	$ 26.30	$ 18.92
Total Return B, C, D	16.81%	16.81%	9.57%	23.42%	39.01%	(54.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A	1.30%	1.08%	.90%	.80%	1.08%
Expenses net of fee waivers, if any	1.25% A	1.29%	1.08%	.90%	.80%	1.08%
Expenses net of all reductions	1.24% A	1.29%	1.07%	.90%	.80%	1.08%
Net investment income (loss)	(.08)% A	(.29)%	(.23)%	-% H	.45%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 359	$ 267	$ 255	$ 236	$ 192
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.54	$ 35.62	$ 32.58	$ 26.52	$ 19.12	$ 42.24
Income from Investment Operations
Net investment income (loss) E	(.06)	(.19)	(.15)	(.06)	.05	(.08)
Net realized and unrealized gain (loss)	6.99	6.11	3.19	6.19	7.35	(23.04)
Total from investment operations	6.93	5.92	3.04	6.13	7.40	(23.12)
Distributions from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	-	-	(.02)	-	-
Total distributions	-	-	-	(.07)	-	-
Net asset value, end of period	$ 48.47	$ 41.54	$ 35.62	$ 32.58	$ 26.52	$ 19.12
Total Return B, C, D	16.68%	16.62%	9.33%	23.18%	38.70%	(54.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.48%	1.25%	1.10%	1.03%	1.27%
Expenses net of fee waivers, if any	1.44% A	1.48%	1.25%	1.10%	1.03%	1.27%
Expenses net of all reductions	1.43% A	1.48%	1.25%	1.09%	1.02%	1.26%
Net investment income (loss)	(.27)% A	(.48)%	(.40)%	(.20)%	.23%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,310	$ 1,187	$ 1,102	$ 1,126	$ 1,051	$ 876
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 38.62	$ 33.31	$ 30.64	$ 25.01	$ 18.13	$ 40.28
Income from Investment Operations
Net investment income (loss) E	(.18)	(.39)	(.33)	(.21)	(.06)	(.26)
Net realized and unrealized gain (loss)	6.50	5.70	3.00	5.84	6.94	(21.89)
Total from investment operations	6.32	5.31	2.67	5.63	6.88	(22.15)
Net asset value, end of period	$ 44.94	$ 38.62	$ 33.31	$ 30.64	$ 25.01	$ 18.13
Total Return B, C, D	16.36%	15.94%	8.71%	22.51%	37.95%	(54.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	2.07%	1.83%	1.66%	1.56%	1.83%
Expenses net of fee waivers, if any	2.03% A	2.05%	1.83%	1.66%	1.56%	1.83%
Expenses net of all reductions	2.02% A	2.05%	1.83%	1.65%	1.55%	1.82%
Net investment income (loss)	(.86)% A	(1.05)%	(.98)%	(.76)%	(.30)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 14	$ 18	$ 21	$ 20
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 33.48	$ 30.79	$ 25.14	$ 18.22	$ 40.47
Income from Investment Operations
Net investment income (loss) E	(.17)	(.38)	(.33)	(.21)	(.06)	(.26)
Net realized and unrealized gain (loss)	6.52	5.73	3.02	5.86	6.98	(21.99)
Total from investment operations	6.35	5.35	2.69	5.65	6.92	(22.25)
Net asset value, end of period	$ 45.18	$ 38.83	$ 33.48	$ 30.79	$ 25.14	$ 18.22
Total Return B, C, D	16.35%	15.98%	8.74%	22.47%	37.98%	(54.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	2.04%	1.82%	1.65%	1.56%	1.83%
Expenses net of fee waivers, if any	1.98% A	2.03%	1.82%	1.65%	1.56%	1.83%
Expenses net of all reductions	1.97% A	2.02%	1.82%	1.65%	1.55%	1.83%
Net investment income (loss)	(.81)% A	(1.02)%	(.97)%	(.75)%	(.30)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 71	$ 47	$ 41	$ 37	$ 30
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 42.94	$ 36.63	$ 33.33	$ 27.11	$ 19.43	$ 42.70
Income from Investment Operations
Net investment income (loss) D	.05	.01	.05	.10	.17	.12
Net realized and unrealized gain (loss)	7.24	6.30	3.25	6.33	7.51	(23.39)
Total from investment operations	7.29	6.31	3.30	6.43	7.68	(23.27)
Distributions from net investment income	-	-	-	(.19)	-	-
Distributions from net realized gain	-	-	-	(.02)	-	-
Total distributions	-	-	-	(.21)	-	-
Net asset value, end of period	$ 50.23	$ 42.94	$ 36.63	$ 33.33	$ 27.11	$ 19.43
Total Return B, C	16.98%	17.23%	9.90%	23.86%	39.53%	(54.50)%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.97%	.72%	.57%	.46%	.70%
Expenses net of fee waivers, if any	.93% A	.97%	.72%	.57%	.46%	.70%
Expenses net of all reductions	.93% A	.97%	.72%	.56%	.46%	.70%
Net investment income (loss)	.24% A	.04%	.13%	.33%	.79%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 623	$ 475	$ 215	$ 118	$ 26	$ 31
Portfolio turnover rate F	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 846,106
Gross unrealized depreciation	(110,388)
Net unrealized appreciation (depreciation) on securities and other investments	$ 735,718

Tax cost	$ 1,833,103

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (413,255)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $256,389 and $216,787, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 491	$ 5
Class T	.25%	.25%	3,085	1
Class B	.75%	.25%	63	48
Class C	.75%	.25%	420	134
			$ 4,059	$ 188

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	24
Class B*	4
Class C*	5
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 517.26
Class T	1,269.21
Class B	19.30
Class C	104.25
Institutional Class	546.20
	$ 2,455

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,779. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $507, including $70 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $77 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,418	3,450	$ 63,269	$ 139,006
Shares redeemed	(953)	(2,315)	(41,939)	(91,797)
Net increase (decrease)	465	1,135	$ 21,330	$ 47,209
Class T
Shares sold	1,346	3,463	$ 59,658	$ 139,248
Shares redeemed	(2,885)	(5,834)	(127,716)	(232,825)
Net increase (decrease)	(1,539)	(2,371)	$ (68,058)	$ (93,577)
Class B
Shares sold	8	58	$ 318	$ 2,241
Shares redeemed	(73)	(126)	(2,982)	(4,712)
Net increase (decrease)	(65)	(68)	$ (2,664)	$ (2,471)
Class C
Shares sold	659	834	$ 27,483	$ 31,589
Shares redeemed	(178)	(408)	(7,388)	(15,301)
Net increase (decrease)	481	426	$ 20,095	$ 16,288
Institutional Class
Shares sold	2,547	8,961	$ 115,530	$ 367,678
Shares redeemed	(1,199)	(3,778)	(55,338)	(152,130)
Net increase (decrease)	1,348	5,183	$ 60,192	$ 215,548

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GOI-USAN-0713
1.786794.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,168.10	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.44%
Actual		$ 1,000.00	$ 1,166.80	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	2.03%
Actual		$ 1,000.00	$ 1,163.60	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.81	$ 10.20
Class C	1.98%
Actual		$ 1,000.00	$ 1,163.50	$ 10.68
HypotheticalA		$ 1,000.00	$ 1,015.06	$ 9.95
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,169.80	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	8.9
Google, Inc. Class A	4.6	3.9
salesforce.com, Inc.	3.6	3.8
Regeneron Pharmaceuticals, Inc.	3.5	3.8
lululemon athletica, Inc.	2.7	2.9
Seattle Genetics, Inc.	2.3	1.8
Cree, Inc.	1.9	1.2
Green Mountain Coffee Roasters, Inc.	1.7	1.0
NVIDIA Corp.	1.7	1.4
Alkermes PLC	1.5	0.9
	28.3
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.7	37.7
Health Care	19.4	17.7
Consumer Discretionary	18.5	18.4
Consumer Staples	9.2	9.0
Industrials	7.1	5.9
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 99.2%		Stocks 98.7%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	6.2%	** Foreign investments	6.7%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	115,600	$ 5,128
Automobiles - 0.7%
Honda Motor Co. Ltd.	29,300	1,088
Tesla Motors, Inc. (a)(d)	178,400	17,440
		18,528
Hotels, Restaurants & Leisure - 3.5%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	3,067
BJ's Restaurants, Inc. (a)	163,400	6,134
Buffalo Wild Wings, Inc. (a)	75,000	7,197
Chipotle Mexican Grill, Inc. (a)	22,100	7,978
Chuys Holdings, Inc.	114,500	3,990
Dunkin' Brands Group, Inc.	163,600	6,479
Las Vegas Sands Corp.	112,092	6,490
McDonald's Corp.	135,600	13,095
Starbucks Corp.	278,000	17,533
Starwood Hotels & Resorts Worldwide, Inc.	171,500	11,713
The Cheesecake Factory, Inc.	64,300	2,567
		86,243
Household Durables - 1.5%
iRobot Corp. (a)	29,200	987
Lennar Corp. Class A	407,400	16,019
SodaStream International Ltd. (a)	94,839	6,051
Tempur-Pedic International, Inc. (a)	21,654	916
Toll Brothers, Inc. (a)	240,300	8,211
Tupperware Brands Corp.	54,600	4,422
		36,606
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	109,000	29,324
priceline.com, Inc. (a)	13,500	10,853
Shutterfly, Inc. (a)	79,400	3,870
TripAdvisor, Inc. (a)	110,600	7,133
		51,180
Media - 1.8%
AMC Networks, Inc. Class A (a)	77,000	4,930
Comcast Corp. Class A	121,800	4,890
DIRECTV (a)	138,300	8,454
DreamWorks Animation SKG, Inc. Class A (a)	50,200	1,101
IMAX Corp. (a)	434,100	11,248
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (a)(d)	241,100	$ 6,944
The Walt Disney Co.	123,300	7,778
		45,345
Multiline Retail - 0.4%
J.C. Penney Co., Inc. (d)	185,800	3,266
Target Corp.	91,300	6,345
		9,611
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	117,300	5,874
Bed Bath & Beyond, Inc. (a)	64,700	4,416
CarMax, Inc. (a)	122,100	5,711
DSW, Inc. Class A	41,200	3,048
Five Below, Inc.	105,600	4,038
Francescas Holdings Corp. (a)	73,000	2,084
Home Depot, Inc.	215,300	16,935
Lumber Liquidators Holdings, Inc. (a)	396,300	32,540
Staples, Inc.	76,300	1,145
		75,791
Textiles, Apparel & Luxury Goods - 5.3%
Coach, Inc.	34,300	1,998
Fifth & Pacific Companies, Inc. (a)	146,100	3,140
Fossil, Inc. (a)	171,700	18,235
lululemon athletica, Inc. (a)(d)	872,016	67,852
Michael Kors Holdings Ltd. (a)	197,700	12,420
NIKE, Inc. Class B	150,400	9,274
Prada SpA	454,000	4,351
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,100	2,927
Steven Madden Ltd. (a)	176,400	8,555
Under Armour, Inc. Class A (sub. vtg.) (a)	48,600	3,013
		131,765
TOTAL CONSUMER DISCRETIONARY		460,197
CONSUMER STAPLES - 9.2%
Beverages - 1.7%
Monster Beverage Corp. (a)	62,500	3,412
PepsiCo, Inc.	174,500	14,094
The Coca-Cola Co.	632,900	25,310
		42,816
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	68,700	$ 7,534
CVS Caremark Corp.	126,500	7,284
Drogasil SA	20,617	218
Fresh Market, Inc. (a)	56,433	2,796
Wal-Mart Stores, Inc.	233,480	17,474
Whole Foods Market, Inc.	198,800	10,310
		45,616
Food Products - 2.4%
Archer Daniels Midland Co.	38,200	1,231
Bunge Ltd.	59,300	4,127
Green Mountain Coffee Roasters, Inc. (a)	590,300	43,169
Mead Johnson Nutrition Co. Class A	81,400	6,599
Mondelez International, Inc.	115,400	3,400
		58,526
Household Products - 0.5%
Procter & Gamble Co.	160,100	12,289
Personal Products - 0.6%
Avon Products, Inc.	100,242	2,363
Herbalife Ltd.	246,100	11,485
		13,848
Tobacco - 2.2%
Altria Group, Inc.	529,000	19,097
Japan Tobacco, Inc.	34,800	1,184
Lorillard, Inc.	150,600	6,391
Philip Morris International, Inc.	319,250	29,023
		55,695
TOTAL CONSUMER STAPLES		228,790
ENERGY - 4.4%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	95,840	5,334
Halliburton Co.	118,300	4,951
National Oilwell Varco, Inc.	83,988	5,904
Schlumberger Ltd.	341,800	24,962
		41,151
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	74,200	6,490
Chesapeake Energy Corp. (d)	165,264	3,609
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	60,900	$ 5,095
Continental Resources, Inc. (a)	87,800	7,123
EOG Resources, Inc.	20,600	2,659
Hess Corp.	135,100	9,107
Noble Energy, Inc.	91,400	5,269
Occidental Petroleum Corp.	133,700	12,310
PDC Energy, Inc. (a)	48,700	2,493
Peabody Energy Corp.	118,100	2,323
Phillips 66	36,700	2,443
Pioneer Natural Resources Co.	27,400	3,800
Range Resources Corp.	16,300	1,225
Valero Energy Corp.	117,000	4,754
		68,700
TOTAL ENERGY		109,851
FINANCIALS - 3.5%
Capital Markets - 0.5%
BlackRock, Inc. Class A	4,900	1,368
Charles Schwab Corp.	323,700	6,429
Goldman Sachs Group, Inc.	22,791	3,694
T. Rowe Price Group, Inc.	30,300	2,299
		13,790
Commercial Banks - 0.3%
Signature Bank (a)	31,800	2,454
Wells Fargo & Co.	125,000	5,069
		7,523
Consumer Finance - 1.4%
Discover Financial Services	738,333	35,004
Diversified Financial Services - 1.0%
Bank of America Corp.	297,800	4,068
BM&F Bovespa SA	765,958	4,960
Citigroup, Inc.	74,200	3,858
CME Group, Inc.	22,000	1,494
JPMorgan Chase & Co.	200,900	10,967
		25,347
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	25,978	4,324
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	$ 2,050
TOTAL FINANCIALS		88,038
HEALTH CARE - 19.3%
Biotechnology - 16.0%
ACADIA Pharmaceuticals, Inc. (a)	51,900	730
Alexion Pharmaceuticals, Inc. (a)	39,500	3,853
Alkermes PLC (a)	1,180,900	36,903
Alnylam Pharmaceuticals, Inc. (a)	74,800	2,291
Amarin Corp. PLC ADR (a)(d)	265,000	1,852
Amgen, Inc.	201,400	20,247
Biogen Idec, Inc. (a)	45,600	10,830
Celgene Corp. (a)	55,235	6,830
Celldex Therapeutics, Inc. (a)	95,800	1,225
Cepheid, Inc. (a)	136,353	4,740
Chimerix, Inc.	21,500	462
Elan Corp. PLC sponsored ADR (a)	854,500	10,818
Exelixis, Inc. (a)(d)	2,173,411	10,519
Gilead Sciences, Inc. (a)	511,200	27,850
ImmunoGen, Inc. (a)(d)	1,473,851	27,075
Immunomedics, Inc. (a)(d)	1,324,087	5,177
InterMune, Inc. (a)	110,400	1,091
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	3,037
Isis Pharmaceuticals, Inc. (a)(d)	1,401,553	30,344
Lexicon Pharmaceuticals, Inc. (a)	9,721,004	23,233
Merrimack Pharmaceuticals, Inc. (a)	591,500	3,277
Metabolix, Inc. (a)(d)	246,795	405
NPS Pharmaceuticals, Inc. (a)	505,700	7,965
Prothena Corp. PLC (a)	76,602	761
Receptos, Inc.	87,600	1,390
Regeneron Pharmaceuticals, Inc. (a)	355,900	86,082
Rigel Pharmaceuticals, Inc. (a)	900,748	4,161
Seattle Genetics, Inc. (a)(d)	1,670,467	57,330
Transition Therapeutics, Inc. (a)	957,597	3,208
Vertex Pharmaceuticals, Inc. (a)	68,690	5,516
		399,202
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	156,200	5,728
Baxter International, Inc.	42,300	2,975
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)	79,700	$ 3,802
Steris Corp.	59,100	2,680
		15,185
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)	356,900	4,062
BioScrip, Inc. (a)	523,500	7,319
Catamaran Corp. (a)	30,500	1,496
Express Scripts Holding Co. (a)	125,167	7,775
McKesson Corp.	20,900	2,380
		23,032
Health Care Technology - 0.2%
athenahealth, Inc. (a)	52,500	4,439
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	19,300	1,357
Pharmaceuticals - 1.5%
AbbVie, Inc.	156,200	6,668
Allergan, Inc.	84,600	8,417
Auxilium Pharmaceuticals, Inc. (a)	146,300	2,183
Bristol-Myers Squibb Co.	239,700	11,029
Hospira, Inc. (a)	49,600	1,720
Johnson & Johnson	37,800	3,182
Questcor Pharmaceuticals, Inc.	112,600	3,848
		37,047
TOTAL HEALTH CARE		480,262
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	125,800	9,870
The Boeing Co.	132,500	13,120
		22,990
Air Freight & Logistics - 0.8%
FedEx Corp.	22,400	2,158
United Parcel Service, Inc. Class B	210,400	18,073
		20,231
Airlines - 1.1%
Delta Air Lines, Inc. (a)	67,000	1,207
Southwest Airlines Co.	528,000	7,482
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Spirit Airlines, Inc. (a)	266,300	$ 8,104
United Continental Holdings, Inc. (a)	345,900	11,228
		28,021
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	97,859	2,776
Electrical Equipment - 0.2%
Roper Industries, Inc.	38,800	4,820
Industrial Conglomerates - 1.1%
3M Co.	69,100	7,620
Danaher Corp.	240,100	14,843
General Electric Co.	147,600	3,442
		25,905
Machinery - 0.9%
Caterpillar, Inc.	140,500	12,055
Cummins, Inc.	29,400	3,517
Deere & Co.	58,100	5,061
ITT Corp.	24,100	727
Xylem, Inc.	63,000	1,773
		23,133
Road & Rail - 2.0%
CSX Corp.	324,100	8,171
Hertz Global Holdings, Inc. (a)	545,100	14,080
Kansas City Southern	10,800	1,196
Union Pacific Corp.	165,600	25,605
		49,052
TOTAL INDUSTRIALS		176,928
INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 2.4%
F5 Networks, Inc. (a)	12,600	1,048
Infinera Corp. (a)(d)	1,483,881	15,625
Juniper Networks, Inc. (a)	65,500	1,161
QUALCOMM, Inc.	575,865	36,556
Riverbed Technology, Inc. (a)	115,800	1,790
ViaSat, Inc. (a)	49,600	3,475
		59,655
Computers & Peripherals - 5.5%
3D Systems Corp. (a)(d)	35,700	1,732
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc.	263,758	$ 118,606
Fusion-io, Inc. (a)(d)	617,332	8,933
SanDisk Corp. (a)	49,200	2,904
Silicon Graphics International Corp. (a)(d)	272,600	4,116
Stratasys Ltd. (a)	15,500	1,303
		137,594
Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a)	31,400	1,448
Baidu.com, Inc. sponsored ADR (a)	24,100	2,329
Cornerstone OnDemand, Inc. (a)	140,000	5,690
eBay, Inc. (a)	425,700	23,030
Facebook, Inc. Class A	462,341	11,258
Google, Inc. Class A (a)	131,465	114,428
LinkedIn Corp. (a)	18,800	3,150
Rackspace Hosting, Inc. (a)	133,802	5,022
Tencent Holdings Ltd.	133,100	5,239
Trulia, Inc. (d)	20,400	627
Web.com Group, Inc. (a)	282,600	5,932
		178,153
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	127,216	8,225
IBM Corp.	117,900	24,526
MasterCard, Inc. Class A	34,100	19,446
Visa, Inc. Class A	183,600	32,707
		84,904
Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices, Inc.	19,600	900
Applied Materials, Inc.	211,300	3,212
Applied Micro Circuits Corp. (a)	1,382,925	10,662
Broadcom Corp. Class A	135,400	4,862
Cree, Inc. (a)	737,800	46,002
Cypress Semiconductor Corp.	1,548,066	17,400
Intel Corp.	299,400	7,269
Mellanox Technologies Ltd. (a)	192,200	9,969
NVIDIA Corp.	2,816,030	40,804
Rambus, Inc. (a)	1,441,100	11,356
Silicon Laboratories, Inc. (a)	767,800	32,985
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	32,300	$ 771
Xilinx, Inc.	60,800	2,472
		188,664
Software - 8.7%
Adobe Systems, Inc. (a)	81,800	3,510
Citrix Systems, Inc. (a)	46,000	2,960
Concur Technologies, Inc. (a)	66,400	5,360
Interactive Intelligence Group, Inc. (a)	78,700	3,951
Microsoft Corp.	813,700	28,382
NetSuite, Inc. (a)	133,800	11,721
Oracle Corp.	338,200	11,418
QLIK Technologies, Inc. (a)	272,274	8,375
Red Hat, Inc. (a)	675,830	32,595
salesforce.com, Inc. (a)	2,088,400	88,402
ServiceNow, Inc.	125,400	4,610
SolarWinds, Inc. (a)	94,700	3,992
Solera Holdings, Inc.	13,500	739
Splunk, Inc. (a)	41,100	1,922
TiVo, Inc. (a)	262,000	3,390
VMware, Inc. Class A (a)	25,200	1,792
Workday, Inc. Class A	54,400	3,494
		216,613
TOTAL INFORMATION TECHNOLOGY		865,583
MATERIALS - 1.9%
Chemicals - 1.8%
CF Industries Holdings, Inc.	9,200	1,757
E.I. du Pont de Nemours & Co.	96,400	5,378
Eastman Chemical Co.	31,200	2,238
Monsanto Co.	345,400	34,761
		44,134
Metals & Mining - 0.1%
Nucor Corp.	76,800	3,418
TOTAL MATERIALS		47,552
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	178,400	8,649
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	920,700	$ 6,721
TOTAL TELECOMMUNICATION SERVICES		15,370
TOTAL COMMON STOCKS (Cost $1,734,932)		2,472,571
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (e)	638,618	1,615
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (e)	676,657	5
Oculus Worldwide Therapeutics Series D (e)	676,657	8
Orchestrate U.S. Therapeutics, Inc. Series D (e)	676,657	12
Orchestrate Worldwide Therapeutics Series D (e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $1,699)		1,699
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.12% (b)	7,533,641	7,534
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	78,638,726	78,639
TOTAL MONEY MARKET FUNDS (Cost $86,173)		86,173
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $8,378)	$ 8,378	$ 8,378
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,831,182)		2,568,821
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(76,986)
NET ASSETS - 100%		$ 2,491,835
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,699,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Security	Acquisition Date	Acquisition Cost (000s)
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,378,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 2,344
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,628
UBS Securities LLC	4,406
$ 8,378
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	507
Total	$ 525
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 460,197	$ 454,758	$ 5,439	$ -
Consumer Staples	228,790	227,606	1,184	-
Energy	109,851	109,851	-	-
Financials	88,038	88,038	-	-
Health Care	481,961	480,262	-	1,699
Industrials	176,928	176,928	-	-
Information Technology	865,583	860,344	5,239	-
Materials	47,552	47,552	-	-
Telecommunication Services	15,370	15,370	-	-
Money Market Funds	86,173	86,173	-	-
Cash Equivalents	8,378	-	8,378	-
Total Investments in Securities:	$ 2,568,821	$ 2,546,882	$ 20,240	$ 1,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,030 and repurchase agreements of $8,378) - See accompanying schedule: Unaffiliated issuers (cost $1,745,009)	$ 2,482,648
Fidelity Central Funds (cost $86,173)	86,173
Total Investments (cost $1,831,182)		$ 2,568,821
Receivable for investments sold		4,192
Receivable for fund shares sold		2,526
Dividends receivable		2,417
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		1
Other receivables		145
Total assets		2,578,196

Liabilities
Payable for investments purchased	$ 1,951
Payable for fund shares redeemed	2,913
Accrued management fee	1,457
Distribution and service plan fees payable	736
Other affiliated payables	485
Other payables and accrued expenses	180
Collateral on securities loaned, at value	78,639
Total liabilities		86,361

Net Assets		$ 2,491,835
Net Assets consist of:
Paid in capital		$ 2,092,389
Accumulated net investment loss		(8,339)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(329,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		737,636
Net Assets		$ 2,491,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($441,958 ÷ 9,153.0 shares)	$ 48.29

Maximum offering price per share (100/94.25 of $48.29)	$ 51.24
Class T: Net Asset Value and redemption price per share ($1,310,241 ÷ 27,031.8 shares)	$ 48.47

Maximum offering price per share (100/96.50 of $48.47)	$ 50.23
Class B: Net Asset Value and offering price per share ($12,436 ÷ 276.7 shares)A	$ 44.94

Class C: Net Asset Value and offering price per share ($103,798 ÷ 2,297.3 shares)A	$ 45.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($623,402 ÷ 12,411.6 shares)	$ 50.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,710
Income from Fidelity Central Funds		525
Total income		13,235

Expenses
Management fee Basic fee	$ 6,315
Performance adjustment	1,567
Transfer agent fees	2,455
Distribution and service plan fees	4,059
Accounting and security lending fees	350
Custodian fees and expenses	18
Independent trustees' compensation	7
Registration fees	71
Audit	31
Legal	4
Miscellaneous	12
Total expenses before reductions	14,889
Expense reductions	(77)	14,812
Net investment income (loss)		(1,577)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,907
Foreign currency transactions	(5)
Total net realized gain (loss)		85,902
Change in net unrealized appreciation (depreciation) on: Investment securities	271,842
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		271,840
Net gain (loss)		357,742
Net increase (decrease) in net assets resulting from operations		$ 356,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,577)	$ (7,218)
Net realized gain (loss)	85,902	165,968
Change in net unrealized appreciation (depreciation)	271,840	117,910
Net increase (decrease) in net assets resulting from operations	356,165	276,660
Share transactions - net increase (decrease)	30,895	182,997
Total increase (decrease) in net assets	387,060	459,657

Net Assets
Beginning of period	2,104,775	1,645,118
End of period (including accumulated net investment loss of $8,339 and accumulated net investment loss of $6,762, respectively)	$ 2,491,835	$ 2,104,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.34	$ 35.39	$ 32.30	$ 26.30	$ 18.92	$ 41.72
Income from Investment Operations
Net investment income (loss) E	(.02)	(.11)	(.08)	- J	.10	(.02)
Net realized and unrealized gain (loss)	6.97	6.06	3.17	6.13	7.28	(22.78)
Total from investment operations	6.95	5.95	3.09	6.13	7.38	(22.80)
Distributions from net investment income	-	-	-	(.11)	-	-
Distributions from net realized gain	-	-	-	(.02)	-	-
Total distributions	-	-	-	(.13)	-	-
Net asset value, end of period	$ 48.29	$ 41.34	$ 35.39	$ 32.30	$ 26.30	$ 18.92
Total Return B, C, D	16.81%	16.81%	9.57%	23.42%	39.01%	(54.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A	1.30%	1.08%	.90%	.80%	1.08%
Expenses net of fee waivers, if any	1.25% A	1.29%	1.08%	.90%	.80%	1.08%
Expenses net of all reductions	1.24% A	1.29%	1.07%	.90%	.80%	1.08%
Net investment income (loss)	(.08)% A	(.29)%	(.23)%	-% H	.45%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 359	$ 267	$ 255	$ 236	$ 192
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.54	$ 35.62	$ 32.58	$ 26.52	$ 19.12	$ 42.24
Income from Investment Operations
Net investment income (loss) E	(.06)	(.19)	(.15)	(.06)	.05	(.08)
Net realized and unrealized gain (loss)	6.99	6.11	3.19	6.19	7.35	(23.04)
Total from investment operations	6.93	5.92	3.04	6.13	7.40	(23.12)
Distributions from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	-	-	(.02)	-	-
Total distributions	-	-	-	(.07)	-	-
Net asset value, end of period	$ 48.47	$ 41.54	$ 35.62	$ 32.58	$ 26.52	$ 19.12
Total Return B, C, D	16.68%	16.62%	9.33%	23.18%	38.70%	(54.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.48%	1.25%	1.10%	1.03%	1.27%
Expenses net of fee waivers, if any	1.44% A	1.48%	1.25%	1.10%	1.03%	1.27%
Expenses net of all reductions	1.43% A	1.48%	1.25%	1.09%	1.02%	1.26%
Net investment income (loss)	(.27)% A	(.48)%	(.40)%	(.20)%	.23%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,310	$ 1,187	$ 1,102	$ 1,126	$ 1,051	$ 876
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 38.62	$ 33.31	$ 30.64	$ 25.01	$ 18.13	$ 40.28
Income from Investment Operations
Net investment income (loss) E	(.18)	(.39)	(.33)	(.21)	(.06)	(.26)
Net realized and unrealized gain (loss)	6.50	5.70	3.00	5.84	6.94	(21.89)
Total from investment operations	6.32	5.31	2.67	5.63	6.88	(22.15)
Net asset value, end of period	$ 44.94	$ 38.62	$ 33.31	$ 30.64	$ 25.01	$ 18.13
Total Return B, C, D	16.36%	15.94%	8.71%	22.51%	37.95%	(54.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	2.07%	1.83%	1.66%	1.56%	1.83%
Expenses net of fee waivers, if any	2.03% A	2.05%	1.83%	1.66%	1.56%	1.83%
Expenses net of all reductions	2.02% A	2.05%	1.83%	1.65%	1.55%	1.82%
Net investment income (loss)	(.86)% A	(1.05)%	(.98)%	(.76)%	(.30)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 14	$ 18	$ 21	$ 20
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 33.48	$ 30.79	$ 25.14	$ 18.22	$ 40.47
Income from Investment Operations
Net investment income (loss) E	(.17)	(.38)	(.33)	(.21)	(.06)	(.26)
Net realized and unrealized gain (loss)	6.52	5.73	3.02	5.86	6.98	(21.99)
Total from investment operations	6.35	5.35	2.69	5.65	6.92	(22.25)
Net asset value, end of period	$ 45.18	$ 38.83	$ 33.48	$ 30.79	$ 25.14	$ 18.22
Total Return B, C, D	16.35%	15.98%	8.74%	22.47%	37.98%	(54.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	2.04%	1.82%	1.65%	1.56%	1.83%
Expenses net of fee waivers, if any	1.98% A	2.03%	1.82%	1.65%	1.56%	1.83%
Expenses net of all reductions	1.97% A	2.02%	1.82%	1.65%	1.55%	1.83%
Net investment income (loss)	(.81)% A	(1.02)%	(.97)%	(.75)%	(.30)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 71	$ 47	$ 41	$ 37	$ 30
Portfolio turnover rate G	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 42.94	$ 36.63	$ 33.33	$ 27.11	$ 19.43	$ 42.70
Income from Investment Operations
Net investment income (loss) D	.05	.01	.05	.10	.17	.12
Net realized and unrealized gain (loss)	7.24	6.30	3.25	6.33	7.51	(23.39)
Total from investment operations	7.29	6.31	3.30	6.43	7.68	(23.27)
Distributions from net investment income	-	-	-	(.19)	-	-
Distributions from net realized gain	-	-	-	(.02)	-	-
Total distributions	-	-	-	(.21)	-	-
Net asset value, end of period	$ 50.23	$ 42.94	$ 36.63	$ 33.33	$ 27.11	$ 19.43
Total Return B, C	16.98%	17.23%	9.90%	23.86%	39.53%	(54.50)%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.97%	.72%	.57%	.46%	.70%
Expenses net of fee waivers, if any	.93% A	.97%	.72%	.57%	.46%	.70%
Expenses net of all reductions	.93% A	.97%	.72%	.56%	.46%	.70%
Net investment income (loss)	.24% A	.04%	.13%	.33%	.79%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 623	$ 475	$ 215	$ 118	$ 26	$ 31
Portfolio turnover rate F	19% A	34%	31%	35%	114%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 846,106
Gross unrealized depreciation	(110,388)
Net unrealized appreciation (depreciation) on securities and other investments	$ 735,718

Tax cost	$ 1,833,103

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (413,255)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $256,389 and $216,787, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 491	$ 5
Class T	.25%	.25%	3,085	1
Class B	.75%	.25%	63	48
Class C	.75%	.25%	420	134
			$ 4,059	$ 188

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	24
Class B*	4
Class C*	5
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 517.26
Class T	1,269.21
Class B	19.30
Class C	104.25
Institutional Class	546.20
	$ 2,455

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,779. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $507, including $70 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $77 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,418	3,450	$ 63,269	$ 139,006
Shares redeemed	(953)	(2,315)	(41,939)	(91,797)
Net increase (decrease)	465	1,135	$ 21,330	$ 47,209
Class T
Shares sold	1,346	3,463	$ 59,658	$ 139,248
Shares redeemed	(2,885)	(5,834)	(127,716)	(232,825)
Net increase (decrease)	(1,539)	(2,371)	$ (68,058)	$ (93,577)
Class B
Shares sold	8	58	$ 318	$ 2,241
Shares redeemed	(73)	(126)	(2,982)	(4,712)
Net increase (decrease)	(65)	(68)	$ (2,664)	$ (2,471)
Class C
Shares sold	659	834	$ 27,483	$ 31,589
Shares redeemed	(178)	(408)	(7,388)	(15,301)
Net increase (decrease)	481	426	$ 20,095	$ 16,288
Institutional Class
Shares sold	2,547	8,961	$ 115,530	$ 367,678
Shares redeemed	(1,199)	(3,778)	(55,338)	(152,130)
Net increase (decrease)	1,348	5,183	$ 60,192	$ 215,548

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GO-USAN-0713
1.786793.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.20%
Actual		$ 1,000.00	$ 1,205.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class T	1.45%
Actual		$ 1,000.00	$ 1,204.10	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.29
Class B	1.99%
Actual		$ 1,000.00	$ 1,201.10	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,015.01	$ 10.00
Class C	1.95%
Actual		$ 1,000.00	$ 1,201.00	$ 10.70
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,207.60	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.9
Apple, Inc.	3.4	4.5
Wells Fargo & Co.	2.7	3.3
General Electric Co.	2.6	2.4
Chevron Corp.	2.4	2.7
Google, Inc. Class A	2.3	2.4
Microsoft Corp.	2.2	1.7
Citigroup, Inc.	2.1	1.6
Occidental Petroleum Corp.	1.9	0.9
Target Corp.	1.8	1.5
	25.2
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	18.8
Information Technology	19.6	20.4
Health Care	15.8	15.0
Energy	12.8	12.1
Industrials	10.2	10.5
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.7%		Stocks 99.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	8.8%	** Foreign investments	8.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Gentex Corp.	106,676	$ 2,439,680
Automobiles - 0.7%
Ford Motor Co.	455,740	7,146,003
Distributors - 0.3%
Li & Fung Ltd.	668,000	927,065
LKQ Corp. (a)	76,700	1,877,616
		2,804,681
Diversified Consumer Services - 0.1%
H&R Block, Inc.	37,452	1,096,220
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.	32,100	1,865,652
Yum! Brands, Inc.	44,500	3,014,875
		4,880,527
Household Durables - 0.3%
KB Home	159,614	3,537,046
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	455,387	17,669,016
Discovery Communications, Inc. (a)	18,277	1,441,324
Time Warner, Inc.	223,659	13,054,976
Viacom, Inc. Class B (non-vtg.)	52,291	3,445,454
		35,610,770
Multiline Retail - 1.9%
Kohl's Corp.	25,400	1,305,814
Target Corp.	277,952	19,317,664
		20,623,478
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	26,200	1,788,150
Citi Trends, Inc. (a)	99,333	1,315,169
Lowe's Companies, Inc.	375,079	15,794,577
Select Comfort Corp. (a)	104,506	2,318,988
Staples, Inc.	246,609	3,699,135
		24,916,019
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	19,000	1,106,940
TOTAL CONSUMER DISCRETIONARY		104,161,364
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.6%
Beverages - 1.6%
Monster Beverage Corp. (a)	24,060	$ 1,313,435
PepsiCo, Inc.	116,640	9,421,013
The Coca-Cola Co.	165,465	6,616,945
		17,351,393
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	95,511	5,499,523
Walgreen Co.	286,280	13,672,733
		19,172,256
Food Products - 0.6%
Danone SA	37,103	2,736,265
Kellogg Co.	63,076	3,913,866
		6,650,131
Household Products - 2.3%
Kimberly-Clark Corp.	54,735	5,299,990
Procter & Gamble Co.	240,052	18,426,392
Svenska Cellulosa AB (SCA) (B Shares)	19,900	497,248
		24,223,630
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	63,294	6,947,782
Lorillard, Inc.	160,133	6,796,045
		13,743,827
TOTAL CONSUMER STAPLES		81,141,237
ENERGY - 12.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	15,752	716,401
Cameron International Corp. (a)	54,745	3,332,328
Dresser-Rand Group, Inc. (a)	42,102	2,551,381
Ensco PLC Class A	37,550	2,259,384
Halliburton Co.	234,767	9,824,999
Helmerich & Payne, Inc.	37,130	2,292,406
National Oilwell Varco, Inc.	36,082	2,536,565
Schlumberger Ltd.	51,492	3,760,461
		27,273,925
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(d)	865,694	2,588,425
Apache Corp.	136,796	11,235,055
BG Group PLC	86,100	1,586,851
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP PLC sponsored ADR	96,576	$ 4,144,076
Canadian Natural Resources Ltd.	322,100	9,600,087
Chevron Corp.	210,355	25,821,076
ENI SpA	42,900	975,611
Exxon Mobil Corp.	99,748	9,024,202
Occidental Petroleum Corp.	217,618	20,036,089
Peabody Energy Corp.	55,178	1,085,351
Royal Dutch Shell PLC Class A (United Kingdom)	188,850	6,285,097
Suncor Energy, Inc.	369,200	11,199,749
The Williams Companies, Inc.	123,575	4,347,369
		107,929,038
TOTAL ENERGY		135,202,963
FINANCIALS - 22.0%
Capital Markets - 3.4%
Charles Schwab Corp.	481,424	9,561,081
KKR & Co. LP	96,442	1,878,690
Morgan Stanley	591,103	15,309,568
Northern Trust Corp.	60,088	3,494,117
State Street Corp.	91,863	6,079,493
UBS AG	23,713	416,068
		36,739,017
Commercial Banks - 5.6%
BNP Paribas SA	11,300	665,696
CIT Group, Inc. (a)	95,105	4,382,438
Comerica, Inc.	102,374	4,042,749
PNC Financial Services Group, Inc.	80,880	5,794,243
Standard Chartered PLC (United Kingdom)	115,893	2,706,470
SunTrust Banks, Inc.	115,308	3,700,234
U.S. Bancorp	273,515	9,589,436
Wells Fargo & Co.	701,219	28,434,430
		59,315,696
Consumer Finance - 0.1%
SLM Corp.	43,455	1,031,622
Diversified Financial Services - 8.1%
Bank of America Corp.	1,389,050	18,974,423
Citigroup, Inc.	429,139	22,310,937
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	737,166	$ 40,241,888
KKR Financial Holdings LLC	427,184	4,493,976
		86,021,224
Insurance - 3.5%
American International Group, Inc. (a)	159,357	7,085,012
Genworth Financial, Inc. Class A (a)	453,151	4,898,562
Lincoln National Corp.	164,836	5,878,052
MetLife, Inc.	359,590	15,897,474
Prudential Financial, Inc.	43,366	2,990,953
		36,750,053
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	185,992	1,149,431
Radian Group, Inc. (d)	1,007,768	12,969,974
		14,119,405
TOTAL FINANCIALS		233,977,017
HEALTH CARE - 15.8%
Biotechnology - 2.5%
Achillion Pharmaceuticals, Inc. (a)	155,900	1,300,206
Amgen, Inc.	94,697	9,519,889
ARIAD Pharmaceuticals, Inc. (a)	32,695	599,626
Clovis Oncology, Inc. (a)	38,100	1,393,698
Discovery Laboratories, Inc. (a)	193,600	346,544
Dynavax Technologies Corp. (a)	174,138	454,500
Elan Corp. PLC sponsored ADR (a)	234,721	2,971,568
Gentium SpA sponsored ADR (a)(d)	185,750	1,558,443
Infinity Pharmaceuticals, Inc. (a)	68,053	1,834,028
Insmed, Inc. (a)	16,364	219,605
Intercept Pharmaceuticals, Inc.	19,331	646,429
MEI Pharma, Inc. (a)	231,600	1,945,440
Merrimack Pharmaceuticals, Inc. (a)	82,601	457,610
Neurocrine Biosciences, Inc. (a)	13,658	176,598
Synageva BioPharma Corp. (a)	43,214	1,781,281
Theravance, Inc. (a)	22,600	791,904
		25,997,369
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	64,025	2,347,797
Alere, Inc. (a)	589,431	15,077,645
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	141,005	$ 5,040,929
Boston Scientific Corp. (a)	693,354	6,406,591
CareFusion Corp. (a)	56,567	2,078,837
Hologic, Inc. (a)	23,800	493,850
MAKO Surgical Corp. (a)	17,529	216,658
NxStage Medical, Inc. (a)	88,598	1,235,942
St. Jude Medical, Inc.	96,600	4,176,018
Stryker Corp.	11,800	783,402
Volcano Corp. (a)	41,344	789,670
		38,647,339
Health Care Providers & Services - 4.3%
Aetna, Inc.	122,834	7,416,717
Express Scripts Holding Co. (a)	52,005	3,230,551
Health Management Associates, Inc. Class A (a)	126,206	1,740,381
Humana, Inc.	14,300	1,155,154
McKesson Corp.	84,631	9,636,086
Quest Diagnostics, Inc.	62,455	3,862,217
UnitedHealth Group, Inc.	168,578	10,558,040
WellPoint, Inc.	108,245	8,331,618
		45,930,764
Health Care Technology - 0.1%
HMS Holdings Corp. (a)	23,100	575,190
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)(d)	44,973	3,162,501
QIAGEN NV (a)	130,395	2,435,779
Thermo Fisher Scientific, Inc.	11,500	1,015,450
		6,613,730
Pharmaceuticals - 4.7%
AbbVie, Inc.	132,225	5,644,685
Actavis, Inc. (a)	15,191	1,872,898
Cardiome Pharma Corp. (a)	60,867	123,290
Endo Health Solutions, Inc. (a)	63,940	2,321,022
GlaxoSmithKline PLC sponsored ADR	120,589	6,242,893
Jazz Pharmaceuticals PLC (a)	24,107	1,638,553
Johnson & Johnson	95,013	7,998,194
Merck & Co., Inc.	375,611	17,541,034
Optimer Pharmaceuticals, Inc. (a)	38,200	568,416
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,100	958,820
ViroPharma, Inc. (a)	128,100	3,522,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	47,000	$ 902,400
XenoPort, Inc. (a)	72,087	396,479
		49,731,434
TOTAL HEALTH CARE		167,495,826
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.2%
Esterline Technologies Corp. (a)	26,996	1,981,236
Honeywell International, Inc.	54,480	4,274,501
KEYW Holding Corp. (a)	135,382	1,996,885
Rockwell Collins, Inc.	59,115	3,827,696
The Boeing Co.	94,263	9,333,922
United Technologies Corp.	18,722	1,776,718
		23,190,958
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	42,858	2,429,620
United Parcel Service, Inc. Class B	121,425	10,430,408
		12,860,028
Electrical Equipment - 0.6%
AMETEK, Inc.	68,230	2,944,125
Hubbell, Inc. Class B	5,200	522,236
Roper Industries, Inc.	23,335	2,898,674
		6,365,035
Industrial Conglomerates - 2.6%
General Electric Co.	1,188,992	27,727,293
Machinery - 1.1%
Illinois Tool Works, Inc.	32,021	2,245,633
Ingersoll-Rand PLC	159,322	9,165,795
		11,411,428
Professional Services - 0.9%
Acacia Research Corp.	255,782	6,394,550
Michael Page International PLC	342,378	2,001,765
Verisk Analytics, Inc. (a)	20,100	1,182,282
		9,578,597
Road & Rail - 1.6%
Con-way, Inc.	63,294	2,406,438
CSX Corp.	324,414	8,178,477
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)	97,200	$ 2,510,676
Norfolk Southern Corp.	58,658	4,492,616
		17,588,207
TOTAL INDUSTRIALS		108,721,546
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc. (a)	185,295	1,006,152
Cisco Systems, Inc.	760,839	18,321,003
QUALCOMM, Inc.	108,750	6,903,450
		26,230,605
Computers & Peripherals - 3.9%
Apple, Inc.	80,065	36,003,629
EMC Corp.	160,386	3,971,157
Stratasys Ltd. (a)	13,500	1,134,675
		41,109,461
Internet Software & Services - 2.4%
Demandware, Inc. (a)	48,074	1,471,545
Google, Inc. Class A (a)	27,776	24,176,508
		25,648,053
IT Services - 5.5%
Cognizant Technology Solutions Corp. Class A (a)	95,492	6,173,558
Fidelity National Information Services, Inc.	89,724	4,028,608
Gartner, Inc. Class A (a)	29,133	1,649,219
IBM Corp.	22,331	4,645,295
MasterCard, Inc. Class A	22,200	12,659,550
Paychex, Inc.	302,393	11,258,091
The Western Union Co.	253,662	4,154,984
Unisys Corp. (a)	129,262	2,669,260
Visa, Inc. Class A	62,430	11,121,280
		58,359,845
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	371,461	5,646,207
Broadcom Corp. Class A	39,934	1,434,030
Lam Research Corp. (a)	84,634	3,959,179
NXP Semiconductors NV (a)	58,627	1,808,643
		12,848,059
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Adobe Systems, Inc. (a)	76,510	$ 3,283,044
Autodesk, Inc. (a)	39,800	1,501,654
Citrix Systems, Inc. (a)	37,196	2,393,563
Concur Technologies, Inc. (a)	34,224	2,762,904
Electronic Arts, Inc. (a)	102,209	2,349,785
Microsoft Corp.	664,745	23,186,306
Oracle Corp.	122,099	4,122,062
salesforce.com, Inc. (a)	42,600	1,803,258
VMware, Inc. Class A (a)	26,105	1,856,588
Workday, Inc. Class A	4,100	263,343
		43,522,507
TOTAL INFORMATION TECHNOLOGY		207,718,530
MATERIALS - 0.7%
Chemicals - 0.7%
Airgas, Inc.	30,548	3,143,084
E.I. du Pont de Nemours & Co.	45,488	2,537,776
Syngenta AG (Switzerland)	1,744	680,329
W.R. Grace & Co. (a)	15,897	1,343,455
		7,704,644
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	219,597	10,646,063
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	121,259	3,510,448
TOTAL TELECOMMUNICATION SERVICES		14,156,511
TOTAL COMMON STOCKS (Cost $838,775,413)		1,060,279,638
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	$ 429,889
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	3,938,829	3,938,829
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,556,066	16,556,066
TOTAL MONEY MARKET FUNDS (Cost $20,494,895)		20,494,895
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $859,875,308)		1,081,204,422
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(17,685,149)
NET ASSETS - 100%		$ 1,063,519,273
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,017
Fidelity Securities Lending Cash Central Fund	111,550
Total	$ 114,567
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,161,364	$ 103,234,299	$ 927,065	$ -
Consumer Staples	81,141,237	81,141,237	-	-
Energy	135,202,963	127,942,255	7,260,708	-
Financials	233,977,017	233,560,949	416,068	-
Health Care	167,495,826	167,495,826	-	-
Industrials	108,721,546	108,721,546	-	-
Information Technology	207,718,530	207,718,530	-	-
Materials	7,704,644	7,024,315	680,329	-
Telecommunication Services	14,156,511	14,156,511	-	-
Corporate Bonds	429,889	-	429,889	-
Money Market Funds	20,494,895	20,494,895	-	-
Total Investments in Securities:	$ 1,081,204,422	$ 1,071,490,363	$ 9,714,059	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,726,398) - See accompanying schedule: Unaffiliated issuers (cost $839,380,413)	$ 1,060,709,527
Fidelity Central Funds (cost $20,494,895)	20,494,895
Total Investments (cost $859,875,308)		$ 1,081,204,422
Receivable for investments sold		6,609,035
Receivable for fund shares sold		882,440
Dividends receivable		1,937,243
Interest receivable		4,739
Distributions receivable from Fidelity Central Funds		24,870
Prepaid expenses		573
Other receivables		13,968
Total assets		1,090,677,290

Liabilities
Payable for investments purchased	$ 7,222,495
Payable for fund shares redeemed	2,395,369
Accrued management fee	619,822
Distribution and service plan fees payable	114,387
Other affiliated payables	208,792
Other payables and accrued expenses	41,086
Collateral on securities loaned, at value	16,556,066
Total liabilities		27,158,017

Net Assets		$ 1,063,519,273
Net Assets consist of:
Paid in capital		$ 712,238,745
Undistributed net investment income		4,199,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		125,751,232
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,329,351
Net Assets		$ 1,063,519,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($148,289,623 ÷ 6,045,357 shares)	$ 24.53

Maximum offering price per share (100/94.25 of $24.53)	$ 26.03
Class T: Net Asset Value and redemption price per share ($92,652,966 ÷ 3,785,173 shares)	$ 24.48

Maximum offering price per share (100/96.50 of $24.48)	$ 25.37
Class B: Net Asset Value and offering price per share ($10,539,746 ÷ 458,531 shares)A	$ 22.99

Class C: Net Asset Value and offering price per share ($45,133,744 ÷ 1,976,530 shares)A	$ 22.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($766,903,194 ÷ 30,325,481 shares)	$ 25.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 9,870,438
Interest		9,075
Income from Fidelity Central Funds		114,567
Total income		9,994,080

Expenses
Management fee Basic fee	$ 2,787,739
Performance adjustment	409,945
Transfer agent fees	1,055,020
Distribution and service plan fees	601,840
Accounting and security lending fees	168,001
Custodian fees and expenses	38,410
Independent trustees' compensation	3,250
Registration fees	56,680
Audit	32,553
Legal	1,775
Interest	674
Miscellaneous	6,785
Total expenses before reductions	5,162,672
Expense reductions	(136,116)	5,026,556
Net investment income (loss)		4,967,524
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,163,958
Redemption in-kind with affiliated entities	91,575,604
Foreign currency transactions	(15,607)
Total net realized gain (loss)		136,723,955
Change in net unrealized appreciation (depreciation) on: Investment securities	45,155,094
Assets and liabilities in foreign currencies	(2,108)
Total change in net unrealized appreciation (depreciation)		45,152,986
Net gain (loss)		181,876,941
Net increase (decrease) in net assets resulting from operations		$ 186,844,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,967,524	$ 12,844,939
Net realized gain (loss)	136,723,955	43,445,666
Change in net unrealized appreciation (depreciation)	45,152,986	175,969,722
Net increase (decrease) in net assets resulting from operations	186,844,465	232,260,327
Distributions to shareholders from net investment income	(767,567)	(17,554,132)
Distributions to shareholders from net realized gain	(3,062,648)	(24,770,255)
Total distributions	(3,830,215)	(42,324,387)
Share transactions - net increase (decrease)	(429,830,261)	(103,985,044)
Total increase (decrease) in net assets	(246,816,011)	85,950,896

Net Assets
Beginning of period	1,310,335,284	1,224,384,388
End of period (including undistributed net investment income of $4,199,945 and distributions in excess of net investment income of $12, respectively)	$ 1,063,519,273	$ 1,310,335,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.43	$ 17.57	$ 16.69	$ 15.19	$ 10.13	$ 20.95
Income from Investment Operations
Net investment income (loss) E	.09	.15	.09	.05	.06	.11
Net realized and unrealized gain (loss)	4.10	3.30	.87	1.52	5.08	(9.79)
Total from investment operations	4.19	3.45	.96	1.57	5.14	(9.68)
Distributions from net investment income	(.02)	(.18)	(.06)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.07)	(.41)	(.02)	-	-	(1.08)
Total distributions	(.09)	(.59)	(.08)	(.07)	(.08)	(1.14)
Net asset value, end of period	$ 24.53	$ 20.43	$ 17.57	$ 16.69	$ 15.19	$ 10.13
Total Return B, C, D	20.57%	19.69%	5.73%	10.36%	51.10%	(48.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.25%	1.29%	1.22%	1.16%	1.12%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.29%	1.22%	1.16%	1.12%
Expenses net of all reductions	1.18% A	1.24%	1.28%	1.21%	1.15%	1.11%
Net investment income (loss)	.81% A	.76%	.49%	.31%	.49%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,290	$ 123,303	$ 103,670	$ 116,837	$ 112,450	$ 85,997
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.41	$ 17.51	$ 16.63	$ 15.14	$ 10.07	$ 20.80
Income from Investment Operations
Net investment income (loss) E	.06	.10	.04	.01	.03	.07
Net realized and unrealized gain (loss)	4.09	3.29	.87	1.52	5.06	(9.74)
Total from investment operations	4.15	3.39	.91	1.53	5.09	(9.67)
Distributions from net investment income	(.01)	(.10)	- I	(.04)	(.02)	-
Distributions from net realized gain	(.07)	(.39)	(.02)	-	-	(1.06)
Total distributions	(.08)	(.49)	(.03) J	(.04)	(.02)	(1.06)
Net asset value, end of period	$ 24.48	$ 20.41	$ 17.51	$ 16.63	$ 15.14	$ 10.07
Total Return B, C, D	20.41%	19.39%	5.44%	10.09%	50.71%	(48.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.49%	1.54%	1.47%	1.42%	1.38%
Expenses net of fee waivers, if any	1.45% A	1.49%	1.54%	1.47%	1.42%	1.38%
Expenses net of all reductions	1.43% A	1.49%	1.53%	1.47%	1.41%	1.37%
Net investment income (loss)	.56% A	.52%	.24%	.06%	.23%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,653	$ 76,151	$ 69,678	$ 76,373	$ 87,009	$ 67,701
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 16.49	$ 15.72	$ 14.35	$ 9.57	$ 19.77
Income from Investment Operations
Net investment income (loss) E	- I	- I	(.05)	(.07)	(.03)	(.02)
Net realized and unrealized gain (loss)	3.85	3.10	.82	1.44	4.81	(9.26)
Total from investment operations	3.85	3.10	.77	1.37	4.78	(9.28)
Distributions from net realized gain	(.07)	(.38)	-	-	-	(.92)
Net asset value, end of period	$ 22.99	$ 19.21	$ 16.49	$ 15.72	$ 14.35	$ 9.57
Total Return B, C, D	20.11%	18.77%	4.90%	9.55%	49.95%	(49.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	2.02%	2.04%	1.98%	1.91%	1.88%
Expenses net of fee waivers, if any	1.99% A	2.02%	2.04%	1.98%	1.91%	1.88%
Expenses net of all reductions	1.97% A	2.01%	2.04%	1.97%	1.90%	1.87%
Net investment income (loss)	.02% A	(.01)%	(.26)%	(.45)%	(.26)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,540	$ 10,535	$ 12,839	$ 17,535	$ 21,907	$ 19,561
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.08	$ 16.41	$ 15.65	$ 14.28	$ 9.53	$ 19.73
Income from Investment Operations
Net investment income (loss) E	.01	- I	(.04)	(.07)	(.03)	(.02)
Net realized and unrealized gain (loss)	3.81	3.09	.80	1.44	4.78	(9.21)
Total from investment operations	3.82	3.09	.76	1.37	4.75	(9.23)
Distributions from net investment income	- I	(.03)	-	-	-	-
Distributions from net realized gain	(.07)	(.39)	-	-	-	(.97)
Total distributions	(.07)	(.42)	-	-	-	(.97)
Net asset value, end of period	$ 22.83	$ 19.08	$ 16.41	$ 15.65	$ 14.28	$ 9.53
Total Return B, C, D	20.10%	18.83%	4.86%	9.59%	49.84%	(49.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	2.00%	2.03%	1.97%	1.91%	1.87%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.03%	1.97%	1.91%	1.87%
Expenses net of all reductions	1.92% A	1.99%	2.03%	1.96%	1.90%	1.86%
Net investment income (loss)	.07% A	.01%	(.25)%	(.44)%	(.26)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,134	$ 28,856	$ 24,197	$ 25,162	$ 24,650	$ 25,421
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.03	$ 18.13	$ 17.22	$ 15.65	$ 10.48	$ 21.62
Income from InvestmentOperations
Net investment income (loss) D	.13	.22	.15	.11	.10	.16
Net realized and unrealized gain (loss)	4.22	3.40	.89	1.57	5.22	(10.10)
Total from investment operations	4.35	3.62	1.04	1.68	5.32	(9.94)
Distributions from net investment income	(.02)	(.31)	(.11)	(.11)	(.15)	(.12)
Distributions from net realized gain	(.07)	(.41)	(.02)	-	-	(1.08)
Total distributions	(.09)	(.72)	(.13)	(.11)	(.15)	(1.20)
Net asset value, end of period	$ 25.29	$ 21.03	$ 18.13	$ 17.22	$ 15.65	$ 10.48
Total Return B, C	20.76%	20.10%	6.03%	10.78%	51.54%	(48.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.89% A	.91%	.95%	.88%	.84%	.80%
Expenses net of fee waivers, if any	.89% A	.91%	.95%	.88%	.84%	.80%
Expenses net of all reductions	.86% A	.91%	.94%	.87%	.83%	.79%
Net investment income (loss)	1.13% A	1.10%	.83%	.65%	.82%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 766,903	$ 1,071,491	$ 1,013,999	$ 876,299	$ 924,675	$ 637,400
Portfolio turnover rate F	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 239,937,141
Gross unrealized depreciation	(23,600,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 216,337,130

Tax cost	$ 864,867,292

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $304,737,196 and $723,623,057, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 170,821	$ 1,037
Class T	.25%	.25%	207,976	371
Class B	.75%	.25%	52,011	39,374
Class C	.75%	.25%	171,032	24,850
			$ 601,840	$ 65,632

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,036
Class T	7,402
Class B*	5,048
Class C*	3,000
$ 44,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175,413.26
Class T	106,993.26
Class B	15,414.30
Class C	43,585.25
Institutional Class	713,615.19
	$ 1,055,020

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,988 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,041,250.33%		$ 674

Redemptions In-Kind. During the period, 20,043,896 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $422,926,209. The net realized gain of $91,575,604 on securities delivered through in-kind redemptions

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Redemptions In-Kind - continued

is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,550, including $2,044 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

certain expenses on behalf of the Fund totaling $136,090 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 97,380	$ 1,078,226
Class T	40,120	375,579
Class C	2,988	48,918
Institutional Class	627,079	16,051,409
Total	$ 767,567	$ 17,554,132
From net realized gain
Class A	$ 432,999	$ 2,386,881
Class T	258,270	1,426,914
Class B	37,356	202,398
Class C	107,120	573,674
Institutional Class	2,226,903	20,180,388
Total	$ 3,062,648	$ 24,770,255

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	929,491	1,413,103	$ 20,768,215	$ 27,688,034
Reinvestment of distributions	23,308	159,026	490,518	3,196,230
Shares redeemed	(943,504)	(1,437,321)	(21,264,164)	(28,289,639)
Net increase (decrease)	9,295	134,808	$ (5,431)	$ 2,594,625
Class T
Shares sold	494,521	701,433	$ 11,055,194	$ 13,951,718
Reinvestment of distributions	13,925	86,842	292,962	1,767,817
Shares redeemed	(455,162)	(1,036,832)	(9,919,645)	(20,267,280)
Net increase (decrease)	53,284	(248,557)	$ 1,428,511	$ (4,547,745)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class B
Shares sold	17,683	12,858	$ 395,129	$ 235,820
Reinvestment of distributions	1,700	9,445	33,725	181,350
Shares redeemed	(109,351)	(252,591)	(2,280,270)	(4,660,207)
Net increase (decrease)	(89,968)	(230,288)	$ (1,851,416)	$ (4,243,037)
Class C
Shares sold	619,698	342,265	$ 13,128,886	$ 6,287,339
Reinvestment of distributions	5,033	29,148	99,148	555,861
Shares redeemed	(160,621)	(333,164)	(3,333,522)	(6,136,206)
Net increase (decrease)	464,110	38,249	$ 9,894,512	$ 706,994
Institutional Class
Shares sold	2,876,868	8,141,510	$ 65,116,596	$ 164,428,797
Reinvestment of distributions	130,311	1,775,271	2,822,578	36,037,728
Shares redeemed	(23,635,711)A	(14,893,473)	(507,235,611)A	(298,962,406)
Net increase (decrease)	(20,628,532)	(4,976,692)	$ (439,296,437)	$ (98,495,881)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 54% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LCI-USAN-0713
1.786796.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.20%
Actual		$ 1,000.00	$ 1,205.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class T	1.45%
Actual		$ 1,000.00	$ 1,204.10	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.29
Class B	1.99%
Actual		$ 1,000.00	$ 1,201.10	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,015.01	$ 10.00
Class C	1.95%
Actual		$ 1,000.00	$ 1,201.00	$ 10.70
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,207.60	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.9
Apple, Inc.	3.4	4.5
Wells Fargo & Co.	2.7	3.3
General Electric Co.	2.6	2.4
Chevron Corp.	2.4	2.7
Google, Inc. Class A	2.3	2.4
Microsoft Corp.	2.2	1.7
Citigroup, Inc.	2.1	1.6
Occidental Petroleum Corp.	1.9	0.9
Target Corp.	1.8	1.5
	25.2
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	18.8
Information Technology	19.6	20.4
Health Care	15.8	15.0
Energy	12.8	12.1
Industrials	10.2	10.5
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.7%		Stocks 99.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	8.8%	** Foreign investments	8.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Gentex Corp.	106,676	$ 2,439,680
Automobiles - 0.7%
Ford Motor Co.	455,740	7,146,003
Distributors - 0.3%
Li & Fung Ltd.	668,000	927,065
LKQ Corp. (a)	76,700	1,877,616
		2,804,681
Diversified Consumer Services - 0.1%
H&R Block, Inc.	37,452	1,096,220
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.	32,100	1,865,652
Yum! Brands, Inc.	44,500	3,014,875
		4,880,527
Household Durables - 0.3%
KB Home	159,614	3,537,046
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	455,387	17,669,016
Discovery Communications, Inc. (a)	18,277	1,441,324
Time Warner, Inc.	223,659	13,054,976
Viacom, Inc. Class B (non-vtg.)	52,291	3,445,454
		35,610,770
Multiline Retail - 1.9%
Kohl's Corp.	25,400	1,305,814
Target Corp.	277,952	19,317,664
		20,623,478
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	26,200	1,788,150
Citi Trends, Inc. (a)	99,333	1,315,169
Lowe's Companies, Inc.	375,079	15,794,577
Select Comfort Corp. (a)	104,506	2,318,988
Staples, Inc.	246,609	3,699,135
		24,916,019
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	19,000	1,106,940
TOTAL CONSUMER DISCRETIONARY		104,161,364
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.6%
Beverages - 1.6%
Monster Beverage Corp. (a)	24,060	$ 1,313,435
PepsiCo, Inc.	116,640	9,421,013
The Coca-Cola Co.	165,465	6,616,945
		17,351,393
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	95,511	5,499,523
Walgreen Co.	286,280	13,672,733
		19,172,256
Food Products - 0.6%
Danone SA	37,103	2,736,265
Kellogg Co.	63,076	3,913,866
		6,650,131
Household Products - 2.3%
Kimberly-Clark Corp.	54,735	5,299,990
Procter & Gamble Co.	240,052	18,426,392
Svenska Cellulosa AB (SCA) (B Shares)	19,900	497,248
		24,223,630
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	63,294	6,947,782
Lorillard, Inc.	160,133	6,796,045
		13,743,827
TOTAL CONSUMER STAPLES		81,141,237
ENERGY - 12.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	15,752	716,401
Cameron International Corp. (a)	54,745	3,332,328
Dresser-Rand Group, Inc. (a)	42,102	2,551,381
Ensco PLC Class A	37,550	2,259,384
Halliburton Co.	234,767	9,824,999
Helmerich & Payne, Inc.	37,130	2,292,406
National Oilwell Varco, Inc.	36,082	2,536,565
Schlumberger Ltd.	51,492	3,760,461
		27,273,925
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(d)	865,694	2,588,425
Apache Corp.	136,796	11,235,055
BG Group PLC	86,100	1,586,851
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP PLC sponsored ADR	96,576	$ 4,144,076
Canadian Natural Resources Ltd.	322,100	9,600,087
Chevron Corp.	210,355	25,821,076
ENI SpA	42,900	975,611
Exxon Mobil Corp.	99,748	9,024,202
Occidental Petroleum Corp.	217,618	20,036,089
Peabody Energy Corp.	55,178	1,085,351
Royal Dutch Shell PLC Class A (United Kingdom)	188,850	6,285,097
Suncor Energy, Inc.	369,200	11,199,749
The Williams Companies, Inc.	123,575	4,347,369
		107,929,038
TOTAL ENERGY		135,202,963
FINANCIALS - 22.0%
Capital Markets - 3.4%
Charles Schwab Corp.	481,424	9,561,081
KKR & Co. LP	96,442	1,878,690
Morgan Stanley	591,103	15,309,568
Northern Trust Corp.	60,088	3,494,117
State Street Corp.	91,863	6,079,493
UBS AG	23,713	416,068
		36,739,017
Commercial Banks - 5.6%
BNP Paribas SA	11,300	665,696
CIT Group, Inc. (a)	95,105	4,382,438
Comerica, Inc.	102,374	4,042,749
PNC Financial Services Group, Inc.	80,880	5,794,243
Standard Chartered PLC (United Kingdom)	115,893	2,706,470
SunTrust Banks, Inc.	115,308	3,700,234
U.S. Bancorp	273,515	9,589,436
Wells Fargo & Co.	701,219	28,434,430
		59,315,696
Consumer Finance - 0.1%
SLM Corp.	43,455	1,031,622
Diversified Financial Services - 8.1%
Bank of America Corp.	1,389,050	18,974,423
Citigroup, Inc.	429,139	22,310,937
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	737,166	$ 40,241,888
KKR Financial Holdings LLC	427,184	4,493,976
		86,021,224
Insurance - 3.5%
American International Group, Inc. (a)	159,357	7,085,012
Genworth Financial, Inc. Class A (a)	453,151	4,898,562
Lincoln National Corp.	164,836	5,878,052
MetLife, Inc.	359,590	15,897,474
Prudential Financial, Inc.	43,366	2,990,953
		36,750,053
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	185,992	1,149,431
Radian Group, Inc. (d)	1,007,768	12,969,974
		14,119,405
TOTAL FINANCIALS		233,977,017
HEALTH CARE - 15.8%
Biotechnology - 2.5%
Achillion Pharmaceuticals, Inc. (a)	155,900	1,300,206
Amgen, Inc.	94,697	9,519,889
ARIAD Pharmaceuticals, Inc. (a)	32,695	599,626
Clovis Oncology, Inc. (a)	38,100	1,393,698
Discovery Laboratories, Inc. (a)	193,600	346,544
Dynavax Technologies Corp. (a)	174,138	454,500
Elan Corp. PLC sponsored ADR (a)	234,721	2,971,568
Gentium SpA sponsored ADR (a)(d)	185,750	1,558,443
Infinity Pharmaceuticals, Inc. (a)	68,053	1,834,028
Insmed, Inc. (a)	16,364	219,605
Intercept Pharmaceuticals, Inc.	19,331	646,429
MEI Pharma, Inc. (a)	231,600	1,945,440
Merrimack Pharmaceuticals, Inc. (a)	82,601	457,610
Neurocrine Biosciences, Inc. (a)	13,658	176,598
Synageva BioPharma Corp. (a)	43,214	1,781,281
Theravance, Inc. (a)	22,600	791,904
		25,997,369
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	64,025	2,347,797
Alere, Inc. (a)	589,431	15,077,645
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	141,005	$ 5,040,929
Boston Scientific Corp. (a)	693,354	6,406,591
CareFusion Corp. (a)	56,567	2,078,837
Hologic, Inc. (a)	23,800	493,850
MAKO Surgical Corp. (a)	17,529	216,658
NxStage Medical, Inc. (a)	88,598	1,235,942
St. Jude Medical, Inc.	96,600	4,176,018
Stryker Corp.	11,800	783,402
Volcano Corp. (a)	41,344	789,670
		38,647,339
Health Care Providers & Services - 4.3%
Aetna, Inc.	122,834	7,416,717
Express Scripts Holding Co. (a)	52,005	3,230,551
Health Management Associates, Inc. Class A (a)	126,206	1,740,381
Humana, Inc.	14,300	1,155,154
McKesson Corp.	84,631	9,636,086
Quest Diagnostics, Inc.	62,455	3,862,217
UnitedHealth Group, Inc.	168,578	10,558,040
WellPoint, Inc.	108,245	8,331,618
		45,930,764
Health Care Technology - 0.1%
HMS Holdings Corp. (a)	23,100	575,190
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)(d)	44,973	3,162,501
QIAGEN NV (a)	130,395	2,435,779
Thermo Fisher Scientific, Inc.	11,500	1,015,450
		6,613,730
Pharmaceuticals - 4.7%
AbbVie, Inc.	132,225	5,644,685
Actavis, Inc. (a)	15,191	1,872,898
Cardiome Pharma Corp. (a)	60,867	123,290
Endo Health Solutions, Inc. (a)	63,940	2,321,022
GlaxoSmithKline PLC sponsored ADR	120,589	6,242,893
Jazz Pharmaceuticals PLC (a)	24,107	1,638,553
Johnson & Johnson	95,013	7,998,194
Merck & Co., Inc.	375,611	17,541,034
Optimer Pharmaceuticals, Inc. (a)	38,200	568,416
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,100	958,820
ViroPharma, Inc. (a)	128,100	3,522,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	47,000	$ 902,400
XenoPort, Inc. (a)	72,087	396,479
		49,731,434
TOTAL HEALTH CARE		167,495,826
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.2%
Esterline Technologies Corp. (a)	26,996	1,981,236
Honeywell International, Inc.	54,480	4,274,501
KEYW Holding Corp. (a)	135,382	1,996,885
Rockwell Collins, Inc.	59,115	3,827,696
The Boeing Co.	94,263	9,333,922
United Technologies Corp.	18,722	1,776,718
		23,190,958
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	42,858	2,429,620
United Parcel Service, Inc. Class B	121,425	10,430,408
		12,860,028
Electrical Equipment - 0.6%
AMETEK, Inc.	68,230	2,944,125
Hubbell, Inc. Class B	5,200	522,236
Roper Industries, Inc.	23,335	2,898,674
		6,365,035
Industrial Conglomerates - 2.6%
General Electric Co.	1,188,992	27,727,293
Machinery - 1.1%
Illinois Tool Works, Inc.	32,021	2,245,633
Ingersoll-Rand PLC	159,322	9,165,795
		11,411,428
Professional Services - 0.9%
Acacia Research Corp.	255,782	6,394,550
Michael Page International PLC	342,378	2,001,765
Verisk Analytics, Inc. (a)	20,100	1,182,282
		9,578,597
Road & Rail - 1.6%
Con-way, Inc.	63,294	2,406,438
CSX Corp.	324,414	8,178,477
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)	97,200	$ 2,510,676
Norfolk Southern Corp.	58,658	4,492,616
		17,588,207
TOTAL INDUSTRIALS		108,721,546
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc. (a)	185,295	1,006,152
Cisco Systems, Inc.	760,839	18,321,003
QUALCOMM, Inc.	108,750	6,903,450
		26,230,605
Computers & Peripherals - 3.9%
Apple, Inc.	80,065	36,003,629
EMC Corp.	160,386	3,971,157
Stratasys Ltd. (a)	13,500	1,134,675
		41,109,461
Internet Software & Services - 2.4%
Demandware, Inc. (a)	48,074	1,471,545
Google, Inc. Class A (a)	27,776	24,176,508
		25,648,053
IT Services - 5.5%
Cognizant Technology Solutions Corp. Class A (a)	95,492	6,173,558
Fidelity National Information Services, Inc.	89,724	4,028,608
Gartner, Inc. Class A (a)	29,133	1,649,219
IBM Corp.	22,331	4,645,295
MasterCard, Inc. Class A	22,200	12,659,550
Paychex, Inc.	302,393	11,258,091
The Western Union Co.	253,662	4,154,984
Unisys Corp. (a)	129,262	2,669,260
Visa, Inc. Class A	62,430	11,121,280
		58,359,845
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	371,461	5,646,207
Broadcom Corp. Class A	39,934	1,434,030
Lam Research Corp. (a)	84,634	3,959,179
NXP Semiconductors NV (a)	58,627	1,808,643
		12,848,059
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Adobe Systems, Inc. (a)	76,510	$ 3,283,044
Autodesk, Inc. (a)	39,800	1,501,654
Citrix Systems, Inc. (a)	37,196	2,393,563
Concur Technologies, Inc. (a)	34,224	2,762,904
Electronic Arts, Inc. (a)	102,209	2,349,785
Microsoft Corp.	664,745	23,186,306
Oracle Corp.	122,099	4,122,062
salesforce.com, Inc. (a)	42,600	1,803,258
VMware, Inc. Class A (a)	26,105	1,856,588
Workday, Inc. Class A	4,100	263,343
		43,522,507
TOTAL INFORMATION TECHNOLOGY		207,718,530
MATERIALS - 0.7%
Chemicals - 0.7%
Airgas, Inc.	30,548	3,143,084
E.I. du Pont de Nemours & Co.	45,488	2,537,776
Syngenta AG (Switzerland)	1,744	680,329
W.R. Grace & Co. (a)	15,897	1,343,455
		7,704,644
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	219,597	10,646,063
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	121,259	3,510,448
TOTAL TELECOMMUNICATION SERVICES		14,156,511
TOTAL COMMON STOCKS (Cost $838,775,413)		1,060,279,638
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	$ 429,889
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	3,938,829	3,938,829
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,556,066	16,556,066
TOTAL MONEY MARKET FUNDS (Cost $20,494,895)		20,494,895
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $859,875,308)		1,081,204,422
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(17,685,149)
NET ASSETS - 100%		$ 1,063,519,273
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,017
Fidelity Securities Lending Cash Central Fund	111,550
Total	$ 114,567
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,161,364	$ 103,234,299	$ 927,065	$ -
Consumer Staples	81,141,237	81,141,237	-	-
Energy	135,202,963	127,942,255	7,260,708	-
Financials	233,977,017	233,560,949	416,068	-
Health Care	167,495,826	167,495,826	-	-
Industrials	108,721,546	108,721,546	-	-
Information Technology	207,718,530	207,718,530	-	-
Materials	7,704,644	7,024,315	680,329	-
Telecommunication Services	14,156,511	14,156,511	-	-
Corporate Bonds	429,889	-	429,889	-
Money Market Funds	20,494,895	20,494,895	-	-
Total Investments in Securities:	$ 1,081,204,422	$ 1,071,490,363	$ 9,714,059	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,726,398) - See accompanying schedule: Unaffiliated issuers (cost $839,380,413)	$ 1,060,709,527
Fidelity Central Funds (cost $20,494,895)	20,494,895
Total Investments (cost $859,875,308)		$ 1,081,204,422
Receivable for investments sold		6,609,035
Receivable for fund shares sold		882,440
Dividends receivable		1,937,243
Interest receivable		4,739
Distributions receivable from Fidelity Central Funds		24,870
Prepaid expenses		573
Other receivables		13,968
Total assets		1,090,677,290

Liabilities
Payable for investments purchased	$ 7,222,495
Payable for fund shares redeemed	2,395,369
Accrued management fee	619,822
Distribution and service plan fees payable	114,387
Other affiliated payables	208,792
Other payables and accrued expenses	41,086
Collateral on securities loaned, at value	16,556,066
Total liabilities		27,158,017

Net Assets		$ 1,063,519,273
Net Assets consist of:
Paid in capital		$ 712,238,745
Undistributed net investment income		4,199,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		125,751,232
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,329,351
Net Assets		$ 1,063,519,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($148,289,623 ÷ 6,045,357 shares)	$ 24.53

Maximum offering price per share (100/94.25 of $24.53)	$ 26.03
Class T: Net Asset Value and redemption price per share ($92,652,966 ÷ 3,785,173 shares)	$ 24.48

Maximum offering price per share (100/96.50 of $24.48)	$ 25.37
Class B: Net Asset Value and offering price per share ($10,539,746 ÷ 458,531 shares)A	$ 22.99

Class C: Net Asset Value and offering price per share ($45,133,744 ÷ 1,976,530 shares)A	$ 22.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($766,903,194 ÷ 30,325,481 shares)	$ 25.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 9,870,438
Interest		9,075
Income from Fidelity Central Funds		114,567
Total income		9,994,080

Expenses
Management fee Basic fee	$ 2,787,739
Performance adjustment	409,945
Transfer agent fees	1,055,020
Distribution and service plan fees	601,840
Accounting and security lending fees	168,001
Custodian fees and expenses	38,410
Independent trustees' compensation	3,250
Registration fees	56,680
Audit	32,553
Legal	1,775
Interest	674
Miscellaneous	6,785
Total expenses before reductions	5,162,672
Expense reductions	(136,116)	5,026,556
Net investment income (loss)		4,967,524
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,163,958
Redemption in-kind with affiliated entities	91,575,604
Foreign currency transactions	(15,607)
Total net realized gain (loss)		136,723,955
Change in net unrealized appreciation (depreciation) on: Investment securities	45,155,094
Assets and liabilities in foreign currencies	(2,108)
Total change in net unrealized appreciation (depreciation)		45,152,986
Net gain (loss)		181,876,941
Net increase (decrease) in net assets resulting from operations		$ 186,844,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,967,524	$ 12,844,939
Net realized gain (loss)	136,723,955	43,445,666
Change in net unrealized appreciation (depreciation)	45,152,986	175,969,722
Net increase (decrease) in net assets resulting from operations	186,844,465	232,260,327
Distributions to shareholders from net investment income	(767,567)	(17,554,132)
Distributions to shareholders from net realized gain	(3,062,648)	(24,770,255)
Total distributions	(3,830,215)	(42,324,387)
Share transactions - net increase (decrease)	(429,830,261)	(103,985,044)
Total increase (decrease) in net assets	(246,816,011)	85,950,896

Net Assets
Beginning of period	1,310,335,284	1,224,384,388
End of period (including undistributed net investment income of $4,199,945 and distributions in excess of net investment income of $12, respectively)	$ 1,063,519,273	$ 1,310,335,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.43	$ 17.57	$ 16.69	$ 15.19	$ 10.13	$ 20.95
Income from Investment Operations
Net investment income (loss) E	.09	.15	.09	.05	.06	.11
Net realized and unrealized gain (loss)	4.10	3.30	.87	1.52	5.08	(9.79)
Total from investment operations	4.19	3.45	.96	1.57	5.14	(9.68)
Distributions from net investment income	(.02)	(.18)	(.06)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.07)	(.41)	(.02)	-	-	(1.08)
Total distributions	(.09)	(.59)	(.08)	(.07)	(.08)	(1.14)
Net asset value, end of period	$ 24.53	$ 20.43	$ 17.57	$ 16.69	$ 15.19	$ 10.13
Total Return B, C, D	20.57%	19.69%	5.73%	10.36%	51.10%	(48.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.25%	1.29%	1.22%	1.16%	1.12%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.29%	1.22%	1.16%	1.12%
Expenses net of all reductions	1.18% A	1.24%	1.28%	1.21%	1.15%	1.11%
Net investment income (loss)	.81% A	.76%	.49%	.31%	.49%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,290	$ 123,303	$ 103,670	$ 116,837	$ 112,450	$ 85,997
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.41	$ 17.51	$ 16.63	$ 15.14	$ 10.07	$ 20.80
Income from Investment Operations
Net investment income (loss) E	.06	.10	.04	.01	.03	.07
Net realized and unrealized gain (loss)	4.09	3.29	.87	1.52	5.06	(9.74)
Total from investment operations	4.15	3.39	.91	1.53	5.09	(9.67)
Distributions from net investment income	(.01)	(.10)	- I	(.04)	(.02)	-
Distributions from net realized gain	(.07)	(.39)	(.02)	-	-	(1.06)
Total distributions	(.08)	(.49)	(.03) J	(.04)	(.02)	(1.06)
Net asset value, end of period	$ 24.48	$ 20.41	$ 17.51	$ 16.63	$ 15.14	$ 10.07
Total Return B, C, D	20.41%	19.39%	5.44%	10.09%	50.71%	(48.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.49%	1.54%	1.47%	1.42%	1.38%
Expenses net of fee waivers, if any	1.45% A	1.49%	1.54%	1.47%	1.42%	1.38%
Expenses net of all reductions	1.43% A	1.49%	1.53%	1.47%	1.41%	1.37%
Net investment income (loss)	.56% A	.52%	.24%	.06%	.23%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,653	$ 76,151	$ 69,678	$ 76,373	$ 87,009	$ 67,701
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 16.49	$ 15.72	$ 14.35	$ 9.57	$ 19.77
Income from Investment Operations
Net investment income (loss) E	- I	- I	(.05)	(.07)	(.03)	(.02)
Net realized and unrealized gain (loss)	3.85	3.10	.82	1.44	4.81	(9.26)
Total from investment operations	3.85	3.10	.77	1.37	4.78	(9.28)
Distributions from net realized gain	(.07)	(.38)	-	-	-	(.92)
Net asset value, end of period	$ 22.99	$ 19.21	$ 16.49	$ 15.72	$ 14.35	$ 9.57
Total Return B, C, D	20.11%	18.77%	4.90%	9.55%	49.95%	(49.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	2.02%	2.04%	1.98%	1.91%	1.88%
Expenses net of fee waivers, if any	1.99% A	2.02%	2.04%	1.98%	1.91%	1.88%
Expenses net of all reductions	1.97% A	2.01%	2.04%	1.97%	1.90%	1.87%
Net investment income (loss)	.02% A	(.01)%	(.26)%	(.45)%	(.26)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,540	$ 10,535	$ 12,839	$ 17,535	$ 21,907	$ 19,561
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.08	$ 16.41	$ 15.65	$ 14.28	$ 9.53	$ 19.73
Income from Investment Operations
Net investment income (loss) E	.01	- I	(.04)	(.07)	(.03)	(.02)
Net realized and unrealized gain (loss)	3.81	3.09	.80	1.44	4.78	(9.21)
Total from investment operations	3.82	3.09	.76	1.37	4.75	(9.23)
Distributions from net investment income	- I	(.03)	-	-	-	-
Distributions from net realized gain	(.07)	(.39)	-	-	-	(.97)
Total distributions	(.07)	(.42)	-	-	-	(.97)
Net asset value, end of period	$ 22.83	$ 19.08	$ 16.41	$ 15.65	$ 14.28	$ 9.53
Total Return B, C, D	20.10%	18.83%	4.86%	9.59%	49.84%	(49.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	2.00%	2.03%	1.97%	1.91%	1.87%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.03%	1.97%	1.91%	1.87%
Expenses net of all reductions	1.92% A	1.99%	2.03%	1.96%	1.90%	1.86%
Net investment income (loss)	.07% A	.01%	(.25)%	(.44)%	(.26)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,134	$ 28,856	$ 24,197	$ 25,162	$ 24,650	$ 25,421
Portfolio turnover rate G	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.03	$ 18.13	$ 17.22	$ 15.65	$ 10.48	$ 21.62
Income from InvestmentOperations
Net investment income (loss) D	.13	.22	.15	.11	.10	.16
Net realized and unrealized gain (loss)	4.22	3.40	.89	1.57	5.22	(10.10)
Total from investment operations	4.35	3.62	1.04	1.68	5.32	(9.94)
Distributions from net investment income	(.02)	(.31)	(.11)	(.11)	(.15)	(.12)
Distributions from net realized gain	(.07)	(.41)	(.02)	-	-	(1.08)
Total distributions	(.09)	(.72)	(.13)	(.11)	(.15)	(1.20)
Net asset value, end of period	$ 25.29	$ 21.03	$ 18.13	$ 17.22	$ 15.65	$ 10.48
Total Return B, C	20.76%	20.10%	6.03%	10.78%	51.54%	(48.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.89% A	.91%	.95%	.88%	.84%	.80%
Expenses net of fee waivers, if any	.89% A	.91%	.95%	.88%	.84%	.80%
Expenses net of all reductions	.86% A	.91%	.94%	.87%	.83%	.79%
Net investment income (loss)	1.13% A	1.10%	.83%	.65%	.82%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 766,903	$ 1,071,491	$ 1,013,999	$ 876,299	$ 924,675	$ 637,400
Portfolio turnover rate F	59% A	59%	83%	146%	185%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 239,937,141
Gross unrealized depreciation	(23,600,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 216,337,130

Tax cost	$ 864,867,292

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $304,737,196 and $723,623,057, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 170,821	$ 1,037
Class T	.25%	.25%	207,976	371
Class B	.75%	.25%	52,011	39,374
Class C	.75%	.25%	171,032	24,850
			$ 601,840	$ 65,632

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,036
Class T	7,402
Class B*	5,048
Class C*	3,000
$ 44,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175,413.26
Class T	106,993.26
Class B	15,414.30
Class C	43,585.25
Institutional Class	713,615.19
	$ 1,055,020

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,988 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,041,250.33%		$ 674

Redemptions In-Kind. During the period, 20,043,896 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $422,926,209. The net realized gain of $91,575,604 on securities delivered through in-kind redemptions

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Redemptions In-Kind - continued

is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,550, including $2,044 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

certain expenses on behalf of the Fund totaling $136,090 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 97,380	$ 1,078,226
Class T	40,120	375,579
Class C	2,988	48,918
Institutional Class	627,079	16,051,409
Total	$ 767,567	$ 17,554,132
From net realized gain
Class A	$ 432,999	$ 2,386,881
Class T	258,270	1,426,914
Class B	37,356	202,398
Class C	107,120	573,674
Institutional Class	2,226,903	20,180,388
Total	$ 3,062,648	$ 24,770,255

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	929,491	1,413,103	$ 20,768,215	$ 27,688,034
Reinvestment of distributions	23,308	159,026	490,518	3,196,230
Shares redeemed	(943,504)	(1,437,321)	(21,264,164)	(28,289,639)
Net increase (decrease)	9,295	134,808	$ (5,431)	$ 2,594,625
Class T
Shares sold	494,521	701,433	$ 11,055,194	$ 13,951,718
Reinvestment of distributions	13,925	86,842	292,962	1,767,817
Shares redeemed	(455,162)	(1,036,832)	(9,919,645)	(20,267,280)
Net increase (decrease)	53,284	(248,557)	$ 1,428,511	$ (4,547,745)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class B
Shares sold	17,683	12,858	$ 395,129	$ 235,820
Reinvestment of distributions	1,700	9,445	33,725	181,350
Shares redeemed	(109,351)	(252,591)	(2,280,270)	(4,660,207)
Net increase (decrease)	(89,968)	(230,288)	$ (1,851,416)	$ (4,243,037)
Class C
Shares sold	619,698	342,265	$ 13,128,886	$ 6,287,339
Reinvestment of distributions	5,033	29,148	99,148	555,861
Shares redeemed	(160,621)	(333,164)	(3,333,522)	(6,136,206)
Net increase (decrease)	464,110	38,249	$ 9,894,512	$ 706,994
Institutional Class
Shares sold	2,876,868	8,141,510	$ 65,116,596	$ 164,428,797
Reinvestment of distributions	130,311	1,775,271	2,822,578	36,037,728
Shares redeemed	(23,635,711)A	(14,893,473)	(507,235,611)A	(298,962,406)
Net increase (decrease)	(20,628,532)	(4,976,692)	$ (439,296,437)	$ (98,495,881)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 54% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LC-USAN-0713
1.786795.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.02%
Actual		$ 1,000.00	$ 1,184.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.22%
Actual		$ 1,000.00	$ 1,183.40	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.81%
Actual		$ 1,000.00	$ 1,179.60	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.77%
Actual		$ 1,000.00	$ 1,180.00	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,186.50	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Prestige Brands Holdings, Inc.	1.9	1.6
PolyOne Corp.	1.7	1.3
Ascena Retail Group, Inc.	1.7	1.8
Primerica, Inc.	1.6	1.4
Dorman Products, Inc.	1.5	1.2
Teledyne Technologies, Inc.	1.5	1.2
Stamps.com, Inc.	1.4	1.0
WESCO International, Inc.	1.4	1.2
Actuant Corp. Class A	1.4	1.2
The Ensign Group, Inc.	1.3	1.0
	15.4
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	18.0
Consumer Discretionary	18.6	20.4
Information Technology	14.7	14.1
Industrials	13.7	15.4
Health Care	9.7	12.2
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks and Equity Futures 99.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	17.9%	** Foreign investments	18.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.5%
Dorman Products, Inc.	1,250,000	$ 55,663
Diversified Consumer Services - 2.4%
Best Bridal, Inc. (e)	15,908	27,800
Grand Canyon Education, Inc. (a)	1,250,000	40,150
Meiko Network Japan Co. Ltd. (e)	1,800,000	22,521
		90,471
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	500,000	18,230
Life Time Fitness, Inc. (a)	550,000	27,412
Texas Roadhouse, Inc. Class A	1,400,000	33,110
		78,752
Household Durables - 1.7%
Hajime Construction Co. Ltd. (d)	400,000	22,231
Tupperware Brands Corp.	500,000	40,490
		62,721
Specialty Retail - 7.5%
Aarons, Inc. Class A	1,200,000	33,708
Aeropostale, Inc. (a)	3,256,300	47,575
Ascena Retail Group, Inc. (a)	3,150,000	64,040
Genesco, Inc. (a)	500,000	33,790
Jumbo SA	1,550,000	15,593
Office Depot, Inc. (a)(d)	7,000,000	30,870
OfficeMax, Inc. (d)	2,000,000	26,060
Penske Automotive Group, Inc.	900,000	28,899
		280,535
Textiles, Apparel & Luxury Goods - 3.4%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,100,000	47,250
Steven Madden Ltd. (a)	800,000	38,800
Wolverine World Wide, Inc.	800,000	41,880
		127,930
TOTAL CONSUMER DISCRETIONARY		696,072
CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 1.5%
Ain Pharmaciez, Inc.	130,000	5,070
Sundrug Co. Ltd.	690,000	26,298
Tsuruha Holdings, Inc.	300,000	24,154
		55,522
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
Darling International, Inc. (a)	1,600,000	$ 31,376
Personal Products - 2.7%
Atrium Innovations, Inc. (a)(e)	2,300,000	31,591
Prestige Brands Holdings, Inc. (a)	2,400,000	70,532
		102,123
TOTAL CONSUMER STAPLES		189,021
ENERGY - 7.3%
Energy Equipment & Services - 3.8%
Cathedral Energy Services Ltd. (e)	2,900,000	12,867
Key Energy Services, Inc. (a)	4,391,830	28,459
Oil States International, Inc. (a)	350,000	34,475
Pason Systems, Inc. (d)	2,100,000	35,852
Unit Corp. (a)	150,000	6,776
Western Energy Services Corp. (a)(f)	1,080,720	7,380
Western Energy Services Corp.	2,600,000	17,755
		143,564
Oil, Gas & Consumable Fuels - 3.5%
BP Prudhoe Bay Royalty Trust	80,811	7,198
Hargreaves Services PLC	1,200,000	16,337
Sunoco Logistics Partners LP	600,000	36,324
Ultra Petroleum Corp. (a)(d)	900,000	20,502
World Fuel Services Corp.	1,200,000	48,876
		129,237
TOTAL ENERGY		272,801
FINANCIALS - 22.2%
Capital Markets - 1.1%
Virtus Investment Partners, Inc. (a)	185,000	42,894
Commercial Banks - 6.5%
Bank of the Ozarks, Inc.	850,000	37,103
City National Corp.	250,000	15,690
Commerce Bancshares, Inc.	400,000	17,408
East West Bancorp, Inc.	1,300,000	34,242
First Financial Bankshares, Inc. (d)	650,000	35,750
Prosperity Bancshares, Inc.	700,000	35,063
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp.	1,300,000	$ 29,406
SVB Financial Group (a)	500,000	38,695
		243,357
Consumer Finance - 1.0%
EZCORP, Inc. (non-vtg.) Class A (a)	2,014,200	38,532
Insurance - 6.3%
CNO Financial Group, Inc.	2,600,000	32,084
Enstar Group Ltd. (a)	200,000	25,254
HCC Insurance Holdings, Inc.	1,100,000	47,135
Primerica, Inc.	1,700,000	59,874
ProAssurance Corp.	700,000	35,140
Reinsurance Group of America, Inc.	540,000	35,581
		235,068
Real Estate Investment Trusts - 6.0%
Aviv REIT, Inc.	1,300,000	33,696
EPR Properties	600,000	31,452
Equity Lifestyle Properties, Inc.	400,000	30,868
First Industrial Realty Trust, Inc.	2,000,000	33,780
National Health Investors, Inc.	500,000	31,135
Rouse Properties, Inc. (d)	1,600,000	32,176
Sovran Self Storage, Inc.	500,000	32,435
		225,542
Real Estate Management & Development - 0.5%
Relo Holdings Corp.	380,000	16,796
Thrifts & Mortgage Finance - 0.8%
EverBank Financial Corp.	1,900,000	29,830
TOTAL FINANCIALS		832,019
HEALTH CARE - 9.7%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	500,000	33,235
Health Care Equipment & Supplies - 1.7%
DENTSPLY International, Inc.	600,000	25,056
The Cooper Companies, Inc.	350,000	39,554
		64,610
Health Care Providers & Services - 6.2%
AmSurg Corp. (a)	1,300,000	46,189
Centene Corp. (a)	400,000	19,800
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.	900,000	$ 43,353
Healthways, Inc. (a)	900,000	12,105
Henry Schein, Inc. (a)	300,000	28,887
MEDNAX, Inc. (a)	350,000	32,491
The Ensign Group, Inc. (e)	1,400,000	50,498
		233,323
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	500,000	33,985
TOTAL HEALTH CARE		365,153
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.2%
Moog, Inc. Class A (a)	1,000,000	50,070
QinetiQ Group PLC	5,000,000	14,077
Teledyne Technologies, Inc. (a)	700,000	54,054
		118,201
Commercial Services & Supplies - 3.1%
ACCO Brands Corp.	2,568,946	18,368
Mitie Group PLC	6,500,000	25,668
UniFirst Corp.	450,000	42,705
West Corp.	1,250,000	28,625
		115,366
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	700,000	21,553
Badger Daylighting Ltd. (d)(e)	860,000	41,053
Imtech NV (a)(d)	700,000	8,445
		71,051
Machinery - 1.6%
Actuant Corp. Class A	1,500,000	51,000
Hy-Lok Corp.	400,000	8,410
Standex International Corp.	31,682	1,653
		61,063
Marine - 0.2%
SITC International Holdings Co. Ltd.	21,000,000	8,050
Professional Services - 0.8%
Benefit One, Inc.	10,500	14,778
Stantec, Inc.	400,000	16,972
		31,750
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	55,169	$ 2,652
DXP Enterprises, Inc. (a)	400,000	23,628
Textainer Group Holdings Ltd.	800,000	29,992
WESCO International, Inc. (a)	700,000	51,982
		108,254
TOTAL INDUSTRIALS		513,735
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.9%
NETGEAR, Inc. (a)	1,050,000	34,944
Electronic Equipment & Components - 1.9%
Insight Enterprises, Inc. (a)(e)	2,250,000	43,313
ScanSource, Inc. (a)	861,081	27,494
		70,807
Internet Software & Services - 3.3%
Perficient, Inc. (a)(e)	2,800,000	35,280
Stamps.com, Inc. (a)(e)	1,400,000	53,368
ValueClick, Inc. (a)	1,400,000	36,876
		125,524
IT Services - 6.2%
Acxiom Corp. (a)	1,100,000	24,189
EPAM Systems, Inc. (a)	2,100,000	48,636
ExlService Holdings, Inc. (a)	1,000,000	29,330
Genpact Ltd.	1,700,000	32,895
Global Payments, Inc.	700,000	33,572
iGate Corp. (a)	2,600,000	37,726
WEX, Inc. (a)	350,000	25,855
		232,203
Semiconductors & Semiconductor Equipment - 0.9%
Omnivision Technologies, Inc. (a)(d)	1,800,000	33,246
Software - 1.5%
NIIT Technologies Ltd. (e)	3,800,000	17,788
Simplex Holdings, Inc. (d)(e)	33,000	12,192
SWORD Group (e)	673,226	10,238
Zensar Technologies Ltd. (a)(e)	3,499,999	15,332
		55,550
TOTAL INFORMATION TECHNOLOGY		552,274
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.8%
Chemicals - 3.1%
Axiall Corp.	600,000	$ 25,890
FUCHS PETROLUB AG	350,000	25,921
PolyOne Corp.	2,500,000	64,225
		116,036
Metals & Mining - 2.7%
Aurubis AG	450,000	27,191
Maharashtra Seamless Ltd. (a)	700,000	2,849
Reliance Steel & Aluminum Co.	400,000	26,308
SunCoke Energy, Inc. (a)	2,900,000	44,950
		101,298
TOTAL MATERIALS		217,334
UTILITIES - 0.4%
Gas Utilities - 0.4%
New Jersey Resources Corp.	300,000	13,614
TOTAL COMMON STOCKS (Cost $2,911,077)		3,652,023
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 7/5/13 to 7/25/13 (g) (Cost $8,370)	$ 8,370	8,370
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	135,087,957	$ 135,088
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	90,267,870	90,268
TOTAL MONEY MARKET FUNDS (Cost $225,356)		225,356
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $3,144,803)		3,885,749
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(137,328)
NET ASSETS - 100%		$ 3,748,421
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
876 Russell 2000 Mini Index Contracts	June 2013	$ 86,120	$ 5,082
The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,380,000 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,810,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity Securities Lending Cash Central Fund	913
Total	$ 964
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 56,018	$ -	$ 11,199	$ -	$ -
AFC Enterprises, Inc.	32,238	-	21,215	-	-
Atrium Innovations, Inc.	26,627	-	-	-	31,591
Badger Daylighting Ltd.	26,674	-	-	388	41,053
Benefit One, Inc.	13,959	-	3,343	430	-
Best Bridal, Inc.	16,354	-	-	174	27,800
Cathedral Energy Services Ltd.	15,502	-	-	367	12,867
CBIZ, Inc.	29,631	-	31,193	-	-
Healthways, Inc.	24,886	-	16,895	-	-
iGate Corp.	64,457	-	29,081	-	-
Insight Enterprises, Inc.	59,290	-	24,727	-	43,313
Meiko Network Japan Co. Ltd.	25,756	-	8,843	291	22,521
NIIT Technologies Ltd.	19,569	-	-	-	17,788
Perficient, Inc.	30,492	-	-	-	35,280
Prestige Brands Holdings, Inc.	58,320	-	8,139	-	-
Simplex Holdings, Inc.	10,454	-	2,062	194	12,192
Stamps.com, Inc.	35,518	-	-	-	53,368
SWORD Group	13,117	-	2,323	561	10,238
The Ensign Group, Inc.	36,106	-	-	182	50,498
Zensar Technologies Ltd.	15,637	1,208	-	230	15,332
Total	$ 610,605	$ 1,208	$ 159,020	$ 2,817	$ 373,841
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 696,072	$ 623,520	$ 72,552	$ -
Consumer Staples	189,021	133,499	55,522	-
Energy	272,801	272,801	-	-
Financials	832,019	815,223	16,796	-
Health Care	365,153	365,153	-	-
Industrials	513,735	482,497	31,238	-
Information Technology	552,274	506,962	45,312	-
Materials	217,334	214,485	2,849	-
Utilities	13,614	13,614	-	-
U.S. Government and Government Agency Obligations	8,370	-	8,370	-
Money Market Funds	225,356	225,356	-	-
Total Investments in Securities:	$ 3,885,749	$ 3,653,110	$ 232,639	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,082	$ 5,082	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 53,074
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,082	$ -
Total Value of Derivatives	$ 5,082	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.1%
Canada	4.8%
Japan	4.6%
Bermuda	2.4%
United Kingdom	1.5%
Germany	1.4%
India	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $87,278) - See accompanying schedule: Unaffiliated issuers (cost $2,628,911)	$ 3,286,552
Fidelity Central Funds (cost $225,356)	225,356
Other affiliated issuers (cost $290,536)	373,841
Total Investments (cost $3,144,803)		$ 3,885,749
Cash		1,313
Receivable for investments sold		2,084
Receivable for fund shares sold		2,768
Dividends receivable		2,572
Distributions receivable from Fidelity Central Funds		104
Prepaid expenses		2
Other receivables		34
Total assets		3,894,626

Liabilities
Payable for investments purchased	$ 41,481
Payable for fund shares redeemed	10,226
Accrued management fee	1,489
Distribution and service plan fees payable	988
Payable for daily variation margin on futures contracts	911
Other affiliated payables	782
Other payables and accrued expenses	60
Collateral on securities loaned, at value	90,268
Total liabilities		146,205

Net Assets		$ 3,748,421
Net Assets consist of:
Paid in capital		$ 2,776,956
Undistributed net investment income		331
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		225,170
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,964
Net Assets		$ 3,748,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,228,934 ÷ 46,357.8 shares)	$ 26.51

Maximum offering price per share (100/94.25 of $26.51)	$ 28.13
Class T: Net Asset Value and redemption price per share ($1,057,230 ÷ 41,554.8 shares)	$ 25.44

Maximum offering price per share (100/96.50 of $25.44)	$ 26.36
Class B: Net Asset Value and offering price per share ($38,773 ÷ 1,705.5 shares)A	$ 22.73

Class C: Net Asset Value and offering price per share ($307,596 ÷ 13,369.7 shares)A	$ 23.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,115,888 ÷ 39,885.8 shares)	$ 27.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $2,817 earned from other affiliated issuers)		$ 32,372
Interest		2
Income from Fidelity Central Funds		964
Total income		33,338

Expenses
Management fee Basic fee	$ 13,223
Performance adjustment	(4,358)
Transfer agent fees	4,256
Distribution and service plan fees	5,834
Accounting and security lending fees	523
Custodian fees and expenses	76
Independent trustees' compensation	12
Registration fees	72
Audit	41
Legal	5
Miscellaneous	20
Total expenses before reductions	19,704
Expense reductions	(342)	19,362
Net investment income (loss)		13,976
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	249,719
Other affiliated issuers	11,833
Foreign currency transactions	(111)
Futures contracts	6,617
Total net realized gain (loss)		268,058
Change in net unrealized appreciation (depreciation) on: Investment securities	347,234
Assets and liabilities in foreign currencies	(39)
Futures contracts	5,082
Total change in net unrealized appreciation (depreciation)		352,277
Net gain (loss)		620,335
Net increase (decrease) in net assets resulting from operations		$ 634,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,976	$ (6,474)
Net realized gain (loss)	268,058	(41,068)
Change in net unrealized appreciation (depreciation)	352,277	195,754
Net increase (decrease) in net assets resulting from operations	634,311	148,212
Distributions to shareholders from net investment income	(9,250)	-
Distributions to shareholders from net realized gain	(2,080)	(357,601)
Total distributions	(11,330)	(357,601)
Share transactions - net increase (decrease)	(606,065)	(461,339)
Total increase (decrease) in net assets	16,916	(670,728)

Net Assets
Beginning of period	3,731,505	4,402,233
End of period (including undistributed net investment income of $331 and accumulated net investment loss of $4,395, respectively)	$ 3,748,421	$ 3,731,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.45	$ 23.60	$ 24.35	$ 21.00	$ 17.69	$ 25.12
Income from Investment Operations
Net investment income (loss) E	.10	(.03)	(.09) H	(.13)	(.03)	.06
Net realized and unrealized gain (loss)	4.02	.79	.67	3.48	4.09	(6.54)
Total from investment operations	4.12	.76	.58	3.35	4.06	(6.48)
Distributions from net investment income	(.05)	-	-	-	(.03)	-
Distributions from net realized gain	(.01)	(1.91)	(1.33)	-	(.72)	(.95)
Total distributions	(.06)	(1.91)	(1.33)	-	(.75)	(.95)
Net asset value, end of period	$ 26.51	$ 22.45	$ 23.60	$ 24.35	$ 21.00	$ 17.69
Total Return B, C, D	18.42%	3.87%	2.17%	15.95%	24.04%	(26.81)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.06%	1.31%	1.44%	1.53%	1.35%
Expenses net of fee waivers, if any	1.02% A	1.06%	1.31%	1.40%	1.40%	1.35%
Expenses net of all reductions	1.00% A	1.06%	1.31%	1.40%	1.40%	1.34%
Net investment income (loss)	.78% A	(.13)%	(.35)% H	(.58)%	(.16)%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,229	$ 1,212	$ 1,461	$ 1,501	$ 1,223	$ 802
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 21.52	$ 22.75	$ 23.57	$ 20.37	$ 17.20	$ 24.49
Income from Investment Operations
Net investment income (loss) E	.07	(.07)	(.13) H	(.18)	(.07)	.02
Net realized and unrealized gain (loss)	3.87	.75	.64	3.38	3.96	(6.36)
Total from investment operations	3.94	.68	.51	3.20	3.89	(6.34)
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.01)	(1.91)	(1.33)	-	(.72)	(.95)
Total distributions	(.02)	(1.91)	(1.33)	-	(.72)	(.95)
Net asset value, end of period	$ 25.44	$ 21.52	$ 22.75	$ 23.57	$ 20.37	$ 17.20
Total Return B, C, D	18.34%	3.64%	1.94%	15.71%	23.69%	(26.93)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.26%	1.51%	1.63%	1.74%	1.54%
Expenses net of fee waivers, if any	1.22% A	1.26%	1.51%	1.63%	1.65%	1.54%
Expenses net of all reductions	1.20% A	1.25%	1.51%	1.63%	1.65%	1.53%
Net investment income (loss)	.58% A	(.33)%	(.55)% H	(.81)%	(.41)%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,057	$ 1,054	$ 1,244	$ 1,356	$ 1,277	$ 1,020
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 20.69	$ 21.66	$ 18.82	$ 16.02	$ 23.01
Income from Investment Operations
Net investment income (loss) E	- J	(.18)	(.25) H	(.27)	(.15)	(.10)
Net realized and unrealized gain (loss)	3.46	.67	.61	3.11	3.67	(5.94)
Total from investment operations	3.46	.49	.36	2.84	3.52	(6.04)
Distributions from net realized gain	-	(1.91)	(1.33)	-	(.72)	(.95)
Net asset value, end of period	$ 22.73	$ 19.27	$ 20.69	$ 21.66	$ 18.82	$ 16.02
Total Return B, C, D	17.96%	3.03%	1.39%	15.09%	23.10%	(27.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.85%	2.10%	2.22%	2.31%	2.11%
Expenses net of fee waivers, if any	1.81% A	1.85%	2.10%	2.15%	2.15%	2.11%
Expenses net of all reductions	1.79% A	1.84%	2.10%	2.14%	2.15%	2.10%
Net investment income (loss)	(.02)% A	(.92)%	(1.14)% H	(1.33)%	(.91)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 40	$ 55	$ 76	$ 89	$ 87
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.50	$ 20.90	$ 21.87	$ 19.00	$ 16.16	$ 23.20
Income from Investment Operations
Net investment income (loss) E	- J	(.17)	(.24) H	(.27)	(.15)	(.10)
Net realized and unrealized gain (loss)	3.51	.68	.60	3.14	3.71	(5.99)
Total from investment operations	3.51	.51	.36	2.87	3.56	(6.09)
Distributions from net realized gain	-	(1.91)	(1.33)	-	(.72)	(.95)
Net asset value, end of period	$ 23.01	$ 19.50	$ 20.90	$ 21.87	$ 19.00	$ 16.16
Total Return B, C, D	18.00%	3.10%	1.37%	15.11%	23.15%	(27.37)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.81%	2.06%	2.18%	2.28%	2.10%
Expenses net of fee waivers, if any	1.77% A	1.81%	2.06%	2.15%	2.15%	2.10%
Expenses net of all reductions	1.75% A	1.80%	2.05%	2.14%	2.15%	2.09%
Net investment income (loss)	.03% A	(.88)%	(1.10)% H	(1.33)%	(.91)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 308	$ 284	$ 328	$ 336	$ 299	$ 214
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.73	$ 24.77	$ 25.42	$ 21.86	$ 18.42	$ 26.03
Income from Investment Operations
Net investment income (loss) D	.14	.04	(.01) G	(.07)	.02	.14
Net realized and unrealized gain (loss)	4.26	.83	.69	3.63	4.24	(6.80)
Total from investment operations	4.40	.87	.68	3.56	4.26	(6.66)
Distributions from net investment income	(.13)	-	-	-	(.10)	-
Distributions from net realized gain	(.01)	(1.91)	(1.33)	-	(.72)	(.95)
Total distributions	(.15) I	(1.91)	(1.33)	-	(.82)	(.95)
Net asset value, end of period	$ 27.98	$ 23.73	$ 24.77	$ 25.42	$ 21.86	$ 18.42
Total Return B, C	18.65%	4.15%	2.49%	16.29%	24.31%	(26.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.75%	1.01%	1.12%	1.21%	1.03%
Expenses net of fee waivers, if any	.72% A	.75%	1.01%	1.12%	1.15%	1.03%
Expenses net of all reductions	.70% A	.74%	1.00%	1.12%	1.15%	1.01%
Net investment income (loss)	1.08% A	.18%	(.05)% G	(.30)%	.09%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,116	$ 1,141	$ 1,314	$ 1,165	$ 977	$ 555
Portfolio turnover rate F	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 853,896
Gross unrealized depreciation	(112,950)
Net unrealized appreciation (depreciation) on securities and other investments	$ 740,946

Tax cost	$ 3,144,803

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (40,976)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.. These updates create new disclosure requirements requiring entities to disclose both gross and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $6,617 and a change in net unrealized appreciation (depreciation) of $5,082 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $614,853 and $1,266,725, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,513	$ 13
Class T	.25%	.25%	2,656	9
Class B	.75%	.25%	198	149
Class C	.75%	.25%	1,467	92
			$ 5,834	$ 263

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72
Class T	16
Class B*	26
Class C*	6
$ 120

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,562.26
Class T	1,106.21
Class B	59.30
Class C	373.25
Institutional Class	1,156.20
	$ 4,256

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $913, including $7 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $342 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 2,598	$ -
Class T	386	-
Institutional Class	6,266	-
Total	$ 9,250	$ -
From net realized gain
Class A	$ 743	$ 117,808
Class T	678	103,545
Class B	-	5,032
Class C	-	29,813
Institutional Class	659	101,403
Total	$ 2,080	$ 357,601

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	4,090	12,312	$ 100,376	$ 276,482
Reinvestment of distributions	140	5,215	3,122	108,709
Shares redeemed	(11,849)	(25,473)	(287,327)	(571,082)
Net increase (decrease)	(7,619)	(7,946)	$ (183,829)	$ (185,891)
Class T
Shares sold	3,881	9,256	$ 91,573	$ 199,877
Reinvestment of distributions	47	4,916	1,017	98,476
Shares redeemed	(11,363)	(19,846)	(267,206)	(425,632)
Net increase (decrease)	(7,435)	(5,674)	$ (174,616)	$ (127,279)
Class B
Shares sold	5	50	$ 126	$ 930
Reinvestment of distributions	-	259	-	4,675
Shares redeemed	(382)	(898)	(8,019)	(17,325)
Net increase (decrease)	(377)	(589)	$ (7,893)	$ (11,720)
Class C
Shares sold	893	1,952	$ 19,158	$ 38,194
Reinvestment of distributions	-	1,471	-	26,825
Shares redeemed	(2,102)	(4,534)	(44,271)	(88,156)
Net increase (decrease)	(1,209)	(1,111)	$ (25,113)	$ (23,137)
Institutional Class
Shares sold	6,133	15,032	$ 154,221	$ 356,876
Reinvestment of distributions	264	3,988	6,205	87,654
Shares redeemed	(14,591)	(23,976)	(375,040)	(557,842)
Net increase (decrease)	(8,194)	(4,956)	$ (214,614)	$ (113,312)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCFI-USAN-0713
1.786802.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.02%
Actual		$ 1,000.00	$ 1,184.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.22%
Actual		$ 1,000.00	$ 1,183.40	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.81%
Actual		$ 1,000.00	$ 1,179.60	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.77%
Actual		$ 1,000.00	$ 1,180.00	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,186.50	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Prestige Brands Holdings, Inc.	1.9	1.6
PolyOne Corp.	1.7	1.3
Ascena Retail Group, Inc.	1.7	1.8
Primerica, Inc.	1.6	1.4
Dorman Products, Inc.	1.5	1.2
Teledyne Technologies, Inc.	1.5	1.2
Stamps.com, Inc.	1.4	1.0
WESCO International, Inc.	1.4	1.2
Actuant Corp. Class A	1.4	1.2
The Ensign Group, Inc.	1.3	1.0
	15.4
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	18.0
Consumer Discretionary	18.6	20.4
Information Technology	14.7	14.1
Industrials	13.7	15.4
Health Care	9.7	12.2
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks and Equity Futures 99.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	17.9%	** Foreign investments	18.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.5%
Dorman Products, Inc.	1,250,000	$ 55,663
Diversified Consumer Services - 2.4%
Best Bridal, Inc. (e)	15,908	27,800
Grand Canyon Education, Inc. (a)	1,250,000	40,150
Meiko Network Japan Co. Ltd. (e)	1,800,000	22,521
		90,471
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	500,000	18,230
Life Time Fitness, Inc. (a)	550,000	27,412
Texas Roadhouse, Inc. Class A	1,400,000	33,110
		78,752
Household Durables - 1.7%
Hajime Construction Co. Ltd. (d)	400,000	22,231
Tupperware Brands Corp.	500,000	40,490
		62,721
Specialty Retail - 7.5%
Aarons, Inc. Class A	1,200,000	33,708
Aeropostale, Inc. (a)	3,256,300	47,575
Ascena Retail Group, Inc. (a)	3,150,000	64,040
Genesco, Inc. (a)	500,000	33,790
Jumbo SA	1,550,000	15,593
Office Depot, Inc. (a)(d)	7,000,000	30,870
OfficeMax, Inc. (d)	2,000,000	26,060
Penske Automotive Group, Inc.	900,000	28,899
		280,535
Textiles, Apparel & Luxury Goods - 3.4%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,100,000	47,250
Steven Madden Ltd. (a)	800,000	38,800
Wolverine World Wide, Inc.	800,000	41,880
		127,930
TOTAL CONSUMER DISCRETIONARY		696,072
CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 1.5%
Ain Pharmaciez, Inc.	130,000	5,070
Sundrug Co. Ltd.	690,000	26,298
Tsuruha Holdings, Inc.	300,000	24,154
		55,522
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
Darling International, Inc. (a)	1,600,000	$ 31,376
Personal Products - 2.7%
Atrium Innovations, Inc. (a)(e)	2,300,000	31,591
Prestige Brands Holdings, Inc. (a)	2,400,000	70,532
		102,123
TOTAL CONSUMER STAPLES		189,021
ENERGY - 7.3%
Energy Equipment & Services - 3.8%
Cathedral Energy Services Ltd. (e)	2,900,000	12,867
Key Energy Services, Inc. (a)	4,391,830	28,459
Oil States International, Inc. (a)	350,000	34,475
Pason Systems, Inc. (d)	2,100,000	35,852
Unit Corp. (a)	150,000	6,776
Western Energy Services Corp. (a)(f)	1,080,720	7,380
Western Energy Services Corp.	2,600,000	17,755
		143,564
Oil, Gas & Consumable Fuels - 3.5%
BP Prudhoe Bay Royalty Trust	80,811	7,198
Hargreaves Services PLC	1,200,000	16,337
Sunoco Logistics Partners LP	600,000	36,324
Ultra Petroleum Corp. (a)(d)	900,000	20,502
World Fuel Services Corp.	1,200,000	48,876
		129,237
TOTAL ENERGY		272,801
FINANCIALS - 22.2%
Capital Markets - 1.1%
Virtus Investment Partners, Inc. (a)	185,000	42,894
Commercial Banks - 6.5%
Bank of the Ozarks, Inc.	850,000	37,103
City National Corp.	250,000	15,690
Commerce Bancshares, Inc.	400,000	17,408
East West Bancorp, Inc.	1,300,000	34,242
First Financial Bankshares, Inc. (d)	650,000	35,750
Prosperity Bancshares, Inc.	700,000	35,063
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp.	1,300,000	$ 29,406
SVB Financial Group (a)	500,000	38,695
		243,357
Consumer Finance - 1.0%
EZCORP, Inc. (non-vtg.) Class A (a)	2,014,200	38,532
Insurance - 6.3%
CNO Financial Group, Inc.	2,600,000	32,084
Enstar Group Ltd. (a)	200,000	25,254
HCC Insurance Holdings, Inc.	1,100,000	47,135
Primerica, Inc.	1,700,000	59,874
ProAssurance Corp.	700,000	35,140
Reinsurance Group of America, Inc.	540,000	35,581
		235,068
Real Estate Investment Trusts - 6.0%
Aviv REIT, Inc.	1,300,000	33,696
EPR Properties	600,000	31,452
Equity Lifestyle Properties, Inc.	400,000	30,868
First Industrial Realty Trust, Inc.	2,000,000	33,780
National Health Investors, Inc.	500,000	31,135
Rouse Properties, Inc. (d)	1,600,000	32,176
Sovran Self Storage, Inc.	500,000	32,435
		225,542
Real Estate Management & Development - 0.5%
Relo Holdings Corp.	380,000	16,796
Thrifts & Mortgage Finance - 0.8%
EverBank Financial Corp.	1,900,000	29,830
TOTAL FINANCIALS		832,019
HEALTH CARE - 9.7%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	500,000	33,235
Health Care Equipment & Supplies - 1.7%
DENTSPLY International, Inc.	600,000	25,056
The Cooper Companies, Inc.	350,000	39,554
		64,610
Health Care Providers & Services - 6.2%
AmSurg Corp. (a)	1,300,000	46,189
Centene Corp. (a)	400,000	19,800
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.	900,000	$ 43,353
Healthways, Inc. (a)	900,000	12,105
Henry Schein, Inc. (a)	300,000	28,887
MEDNAX, Inc. (a)	350,000	32,491
The Ensign Group, Inc. (e)	1,400,000	50,498
		233,323
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	500,000	33,985
TOTAL HEALTH CARE		365,153
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.2%
Moog, Inc. Class A (a)	1,000,000	50,070
QinetiQ Group PLC	5,000,000	14,077
Teledyne Technologies, Inc. (a)	700,000	54,054
		118,201
Commercial Services & Supplies - 3.1%
ACCO Brands Corp.	2,568,946	18,368
Mitie Group PLC	6,500,000	25,668
UniFirst Corp.	450,000	42,705
West Corp.	1,250,000	28,625
		115,366
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	700,000	21,553
Badger Daylighting Ltd. (d)(e)	860,000	41,053
Imtech NV (a)(d)	700,000	8,445
		71,051
Machinery - 1.6%
Actuant Corp. Class A	1,500,000	51,000
Hy-Lok Corp.	400,000	8,410
Standex International Corp.	31,682	1,653
		61,063
Marine - 0.2%
SITC International Holdings Co. Ltd.	21,000,000	8,050
Professional Services - 0.8%
Benefit One, Inc.	10,500	14,778
Stantec, Inc.	400,000	16,972
		31,750
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	55,169	$ 2,652
DXP Enterprises, Inc. (a)	400,000	23,628
Textainer Group Holdings Ltd.	800,000	29,992
WESCO International, Inc. (a)	700,000	51,982
		108,254
TOTAL INDUSTRIALS		513,735
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.9%
NETGEAR, Inc. (a)	1,050,000	34,944
Electronic Equipment & Components - 1.9%
Insight Enterprises, Inc. (a)(e)	2,250,000	43,313
ScanSource, Inc. (a)	861,081	27,494
		70,807
Internet Software & Services - 3.3%
Perficient, Inc. (a)(e)	2,800,000	35,280
Stamps.com, Inc. (a)(e)	1,400,000	53,368
ValueClick, Inc. (a)	1,400,000	36,876
		125,524
IT Services - 6.2%
Acxiom Corp. (a)	1,100,000	24,189
EPAM Systems, Inc. (a)	2,100,000	48,636
ExlService Holdings, Inc. (a)	1,000,000	29,330
Genpact Ltd.	1,700,000	32,895
Global Payments, Inc.	700,000	33,572
iGate Corp. (a)	2,600,000	37,726
WEX, Inc. (a)	350,000	25,855
		232,203
Semiconductors & Semiconductor Equipment - 0.9%
Omnivision Technologies, Inc. (a)(d)	1,800,000	33,246
Software - 1.5%
NIIT Technologies Ltd. (e)	3,800,000	17,788
Simplex Holdings, Inc. (d)(e)	33,000	12,192
SWORD Group (e)	673,226	10,238
Zensar Technologies Ltd. (a)(e)	3,499,999	15,332
		55,550
TOTAL INFORMATION TECHNOLOGY		552,274
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.8%
Chemicals - 3.1%
Axiall Corp.	600,000	$ 25,890
FUCHS PETROLUB AG	350,000	25,921
PolyOne Corp.	2,500,000	64,225
		116,036
Metals & Mining - 2.7%
Aurubis AG	450,000	27,191
Maharashtra Seamless Ltd. (a)	700,000	2,849
Reliance Steel & Aluminum Co.	400,000	26,308
SunCoke Energy, Inc. (a)	2,900,000	44,950
		101,298
TOTAL MATERIALS		217,334
UTILITIES - 0.4%
Gas Utilities - 0.4%
New Jersey Resources Corp.	300,000	13,614
TOTAL COMMON STOCKS (Cost $2,911,077)		3,652,023
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 7/5/13 to 7/25/13 (g) (Cost $8,370)	$ 8,370	8,370
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	135,087,957	$ 135,088
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	90,267,870	90,268
TOTAL MONEY MARKET FUNDS (Cost $225,356)		225,356
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $3,144,803)		3,885,749
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(137,328)
NET ASSETS - 100%		$ 3,748,421
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
876 Russell 2000 Mini Index Contracts	June 2013	$ 86,120	$ 5,082
The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,380,000 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,810,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity Securities Lending Cash Central Fund	913
Total	$ 964
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 56,018	$ -	$ 11,199	$ -	$ -
AFC Enterprises, Inc.	32,238	-	21,215	-	-
Atrium Innovations, Inc.	26,627	-	-	-	31,591
Badger Daylighting Ltd.	26,674	-	-	388	41,053
Benefit One, Inc.	13,959	-	3,343	430	-
Best Bridal, Inc.	16,354	-	-	174	27,800
Cathedral Energy Services Ltd.	15,502	-	-	367	12,867
CBIZ, Inc.	29,631	-	31,193	-	-
Healthways, Inc.	24,886	-	16,895	-	-
iGate Corp.	64,457	-	29,081	-	-
Insight Enterprises, Inc.	59,290	-	24,727	-	43,313
Meiko Network Japan Co. Ltd.	25,756	-	8,843	291	22,521
NIIT Technologies Ltd.	19,569	-	-	-	17,788
Perficient, Inc.	30,492	-	-	-	35,280
Prestige Brands Holdings, Inc.	58,320	-	8,139	-	-
Simplex Holdings, Inc.	10,454	-	2,062	194	12,192
Stamps.com, Inc.	35,518	-	-	-	53,368
SWORD Group	13,117	-	2,323	561	10,238
The Ensign Group, Inc.	36,106	-	-	182	50,498
Zensar Technologies Ltd.	15,637	1,208	-	230	15,332
Total	$ 610,605	$ 1,208	$ 159,020	$ 2,817	$ 373,841
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 696,072	$ 623,520	$ 72,552	$ -
Consumer Staples	189,021	133,499	55,522	-
Energy	272,801	272,801	-	-
Financials	832,019	815,223	16,796	-
Health Care	365,153	365,153	-	-
Industrials	513,735	482,497	31,238	-
Information Technology	552,274	506,962	45,312	-
Materials	217,334	214,485	2,849	-
Utilities	13,614	13,614	-	-
U.S. Government and Government Agency Obligations	8,370	-	8,370	-
Money Market Funds	225,356	225,356	-	-
Total Investments in Securities:	$ 3,885,749	$ 3,653,110	$ 232,639	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,082	$ 5,082	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 53,074
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,082	$ -
Total Value of Derivatives	$ 5,082	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.1%
Canada	4.8%
Japan	4.6%
Bermuda	2.4%
United Kingdom	1.5%
Germany	1.4%
India	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $87,278) - See accompanying schedule: Unaffiliated issuers (cost $2,628,911)	$ 3,286,552
Fidelity Central Funds (cost $225,356)	225,356
Other affiliated issuers (cost $290,536)	373,841
Total Investments (cost $3,144,803)		$ 3,885,749
Cash		1,313
Receivable for investments sold		2,084
Receivable for fund shares sold		2,768
Dividends receivable		2,572
Distributions receivable from Fidelity Central Funds		104
Prepaid expenses		2
Other receivables		34
Total assets		3,894,626

Liabilities
Payable for investments purchased	$ 41,481
Payable for fund shares redeemed	10,226
Accrued management fee	1,489
Distribution and service plan fees payable	988
Payable for daily variation margin on futures contracts	911
Other affiliated payables	782
Other payables and accrued expenses	60
Collateral on securities loaned, at value	90,268
Total liabilities		146,205

Net Assets		$ 3,748,421
Net Assets consist of:
Paid in capital		$ 2,776,956
Undistributed net investment income		331
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		225,170
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,964
Net Assets		$ 3,748,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,228,934 ÷ 46,357.8 shares)	$ 26.51

Maximum offering price per share (100/94.25 of $26.51)	$ 28.13
Class T: Net Asset Value and redemption price per share ($1,057,230 ÷ 41,554.8 shares)	$ 25.44

Maximum offering price per share (100/96.50 of $25.44)	$ 26.36
Class B: Net Asset Value and offering price per share ($38,773 ÷ 1,705.5 shares)A	$ 22.73

Class C: Net Asset Value and offering price per share ($307,596 ÷ 13,369.7 shares)A	$ 23.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,115,888 ÷ 39,885.8 shares)	$ 27.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $2,817 earned from other affiliated issuers)		$ 32,372
Interest		2
Income from Fidelity Central Funds		964
Total income		33,338

Expenses
Management fee Basic fee	$ 13,223
Performance adjustment	(4,358)
Transfer agent fees	4,256
Distribution and service plan fees	5,834
Accounting and security lending fees	523
Custodian fees and expenses	76
Independent trustees' compensation	12
Registration fees	72
Audit	41
Legal	5
Miscellaneous	20
Total expenses before reductions	19,704
Expense reductions	(342)	19,362
Net investment income (loss)		13,976
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	249,719
Other affiliated issuers	11,833
Foreign currency transactions	(111)
Futures contracts	6,617
Total net realized gain (loss)		268,058
Change in net unrealized appreciation (depreciation) on: Investment securities	347,234
Assets and liabilities in foreign currencies	(39)
Futures contracts	5,082
Total change in net unrealized appreciation (depreciation)		352,277
Net gain (loss)		620,335
Net increase (decrease) in net assets resulting from operations		$ 634,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,976	$ (6,474)
Net realized gain (loss)	268,058	(41,068)
Change in net unrealized appreciation (depreciation)	352,277	195,754
Net increase (decrease) in net assets resulting from operations	634,311	148,212
Distributions to shareholders from net investment income	(9,250)	-
Distributions to shareholders from net realized gain	(2,080)	(357,601)
Total distributions	(11,330)	(357,601)
Share transactions - net increase (decrease)	(606,065)	(461,339)
Total increase (decrease) in net assets	16,916	(670,728)

Net Assets
Beginning of period	3,731,505	4,402,233
End of period (including undistributed net investment income of $331 and accumulated net investment loss of $4,395, respectively)	$ 3,748,421	$ 3,731,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.45	$ 23.60	$ 24.35	$ 21.00	$ 17.69	$ 25.12
Income from Investment Operations
Net investment income (loss) E	.10	(.03)	(.09) H	(.13)	(.03)	.06
Net realized and unrealized gain (loss)	4.02	.79	.67	3.48	4.09	(6.54)
Total from investment operations	4.12	.76	.58	3.35	4.06	(6.48)
Distributions from net investment income	(.05)	-	-	-	(.03)	-
Distributions from net realized gain	(.01)	(1.91)	(1.33)	-	(.72)	(.95)
Total distributions	(.06)	(1.91)	(1.33)	-	(.75)	(.95)
Net asset value, end of period	$ 26.51	$ 22.45	$ 23.60	$ 24.35	$ 21.00	$ 17.69
Total Return B, C, D	18.42%	3.87%	2.17%	15.95%	24.04%	(26.81)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.06%	1.31%	1.44%	1.53%	1.35%
Expenses net of fee waivers, if any	1.02% A	1.06%	1.31%	1.40%	1.40%	1.35%
Expenses net of all reductions	1.00% A	1.06%	1.31%	1.40%	1.40%	1.34%
Net investment income (loss)	.78% A	(.13)%	(.35)% H	(.58)%	(.16)%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,229	$ 1,212	$ 1,461	$ 1,501	$ 1,223	$ 802
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 21.52	$ 22.75	$ 23.57	$ 20.37	$ 17.20	$ 24.49
Income from Investment Operations
Net investment income (loss) E	.07	(.07)	(.13) H	(.18)	(.07)	.02
Net realized and unrealized gain (loss)	3.87	.75	.64	3.38	3.96	(6.36)
Total from investment operations	3.94	.68	.51	3.20	3.89	(6.34)
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.01)	(1.91)	(1.33)	-	(.72)	(.95)
Total distributions	(.02)	(1.91)	(1.33)	-	(.72)	(.95)
Net asset value, end of period	$ 25.44	$ 21.52	$ 22.75	$ 23.57	$ 20.37	$ 17.20
Total Return B, C, D	18.34%	3.64%	1.94%	15.71%	23.69%	(26.93)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.26%	1.51%	1.63%	1.74%	1.54%
Expenses net of fee waivers, if any	1.22% A	1.26%	1.51%	1.63%	1.65%	1.54%
Expenses net of all reductions	1.20% A	1.25%	1.51%	1.63%	1.65%	1.53%
Net investment income (loss)	.58% A	(.33)%	(.55)% H	(.81)%	(.41)%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,057	$ 1,054	$ 1,244	$ 1,356	$ 1,277	$ 1,020
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 20.69	$ 21.66	$ 18.82	$ 16.02	$ 23.01
Income from Investment Operations
Net investment income (loss) E	- J	(.18)	(.25) H	(.27)	(.15)	(.10)
Net realized and unrealized gain (loss)	3.46	.67	.61	3.11	3.67	(5.94)
Total from investment operations	3.46	.49	.36	2.84	3.52	(6.04)
Distributions from net realized gain	-	(1.91)	(1.33)	-	(.72)	(.95)
Net asset value, end of period	$ 22.73	$ 19.27	$ 20.69	$ 21.66	$ 18.82	$ 16.02
Total Return B, C, D	17.96%	3.03%	1.39%	15.09%	23.10%	(27.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.85%	2.10%	2.22%	2.31%	2.11%
Expenses net of fee waivers, if any	1.81% A	1.85%	2.10%	2.15%	2.15%	2.11%
Expenses net of all reductions	1.79% A	1.84%	2.10%	2.14%	2.15%	2.10%
Net investment income (loss)	(.02)% A	(.92)%	(1.14)% H	(1.33)%	(.91)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 40	$ 55	$ 76	$ 89	$ 87
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.50	$ 20.90	$ 21.87	$ 19.00	$ 16.16	$ 23.20
Income from Investment Operations
Net investment income (loss) E	- J	(.17)	(.24) H	(.27)	(.15)	(.10)
Net realized and unrealized gain (loss)	3.51	.68	.60	3.14	3.71	(5.99)
Total from investment operations	3.51	.51	.36	2.87	3.56	(6.09)
Distributions from net realized gain	-	(1.91)	(1.33)	-	(.72)	(.95)
Net asset value, end of period	$ 23.01	$ 19.50	$ 20.90	$ 21.87	$ 19.00	$ 16.16
Total Return B, C, D	18.00%	3.10%	1.37%	15.11%	23.15%	(27.37)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.81%	2.06%	2.18%	2.28%	2.10%
Expenses net of fee waivers, if any	1.77% A	1.81%	2.06%	2.15%	2.15%	2.10%
Expenses net of all reductions	1.75% A	1.80%	2.05%	2.14%	2.15%	2.09%
Net investment income (loss)	.03% A	(.88)%	(1.10)% H	(1.33)%	(.91)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 308	$ 284	$ 328	$ 336	$ 299	$ 214
Portfolio turnover rate G	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.73	$ 24.77	$ 25.42	$ 21.86	$ 18.42	$ 26.03
Income from Investment Operations
Net investment income (loss) D	.14	.04	(.01) G	(.07)	.02	.14
Net realized and unrealized gain (loss)	4.26	.83	.69	3.63	4.24	(6.80)
Total from investment operations	4.40	.87	.68	3.56	4.26	(6.66)
Distributions from net investment income	(.13)	-	-	-	(.10)	-
Distributions from net realized gain	(.01)	(1.91)	(1.33)	-	(.72)	(.95)
Total distributions	(.15) I	(1.91)	(1.33)	-	(.82)	(.95)
Net asset value, end of period	$ 27.98	$ 23.73	$ 24.77	$ 25.42	$ 21.86	$ 18.42
Total Return B, C	18.65%	4.15%	2.49%	16.29%	24.31%	(26.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.75%	1.01%	1.12%	1.21%	1.03%
Expenses net of fee waivers, if any	.72% A	.75%	1.01%	1.12%	1.15%	1.03%
Expenses net of all reductions	.70% A	.74%	1.00%	1.12%	1.15%	1.01%
Net investment income (loss)	1.08% A	.18%	(.05)% G	(.30)%	.09%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,116	$ 1,141	$ 1,314	$ 1,165	$ 977	$ 555
Portfolio turnover rate F	34% A	69%	38%	43%	46%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 853,896
Gross unrealized depreciation	(112,950)
Net unrealized appreciation (depreciation) on securities and other investments	$ 740,946

Tax cost	$ 3,144,803

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (40,976)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.. These updates create new disclosure requirements requiring entities to disclose both gross and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $6,617 and a change in net unrealized appreciation (depreciation) of $5,082 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $614,853 and $1,266,725, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,513	$ 13
Class T	.25%	.25%	2,656	9
Class B	.75%	.25%	198	149
Class C	.75%	.25%	1,467	92
			$ 5,834	$ 263

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72
Class T	16
Class B*	26
Class C*	6
$ 120

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,562.26
Class T	1,106.21
Class B	59.30
Class C	373.25
Institutional Class	1,156.20
	$ 4,256

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $913, including $7 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $342 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 2,598	$ -
Class T	386	-
Institutional Class	6,266	-
Total	$ 9,250	$ -
From net realized gain
Class A	$ 743	$ 117,808
Class T	678	103,545
Class B	-	5,032
Class C	-	29,813
Institutional Class	659	101,403
Total	$ 2,080	$ 357,601

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	4,090	12,312	$ 100,376	$ 276,482
Reinvestment of distributions	140	5,215	3,122	108,709
Shares redeemed	(11,849)	(25,473)	(287,327)	(571,082)
Net increase (decrease)	(7,619)	(7,946)	$ (183,829)	$ (185,891)
Class T
Shares sold	3,881	9,256	$ 91,573	$ 199,877
Reinvestment of distributions	47	4,916	1,017	98,476
Shares redeemed	(11,363)	(19,846)	(267,206)	(425,632)
Net increase (decrease)	(7,435)	(5,674)	$ (174,616)	$ (127,279)
Class B
Shares sold	5	50	$ 126	$ 930
Reinvestment of distributions	-	259	-	4,675
Shares redeemed	(382)	(898)	(8,019)	(17,325)
Net increase (decrease)	(377)	(589)	$ (7,893)	$ (11,720)
Class C
Shares sold	893	1,952	$ 19,158	$ 38,194
Reinvestment of distributions	-	1,471	-	26,825
Shares redeemed	(2,102)	(4,534)	(44,271)	(88,156)
Net increase (decrease)	(1,209)	(1,111)	$ (25,113)	$ (23,137)
Institutional Class
Shares sold	6,133	15,032	$ 154,221	$ 356,876
Reinvestment of distributions	264	3,988	6,205	87,654
Shares redeemed	(14,591)	(23,976)	(375,040)	(557,842)
Net increase (decrease)	(8,194)	(4,956)	$ (214,614)	$ (113,312)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCF-USAN-0713
1.786801.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor ® Stock Selector

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	.96%
Actual		$ 1,000.00	$ 1,164.20	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.17%
Actual		$ 1,000.00	$ 1,162.90	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.89
Class B	1.77%
Actual		$ 1,000.00	$ 1,159.30	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.71%
Actual		$ 1,000.00	$ 1,159.70	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Stock Selector Mid Cap Fund	.73%
Actual		$ 1,000.00	$ 1,165.30	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,166.00	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	2.0	1.8
Capital One Financial Corp.	1.6	1.2
Hubbell, Inc. Class B	1.4	1.4
Roper Industries, Inc.	1.2	0.9
J.B. Hunt Transport Services, Inc.	1.2	1.3
Alliance Data Systems Corp.	1.0	0.8
MSC Industrial Direct Co., Inc. Class A	1.0	0.0
SLM Corp.	1.0	0.8
OGE Energy Corp.	1.0	0.8
Airgas, Inc.	1.0	0.8
	12.4
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	21.4
Industrials	17.7	16.9
Information Technology	15.1	14.4
Consumer Discretionary	12.6	13.6
Health Care	9.0	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.5%	** Foreign investments	10.9%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Distributors - 0.8%
LKQ Corp. (a)	667,280	$ 16,335
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)	44,040	4,226
Domino's Pizza, Inc.	92,440	5,479
Panera Bread Co. Class A (a)	73,600	14,119
		23,824
Household Durables - 2.0%
Jarden Corp. (a)	350,115	16,308
NVR, Inc. (a)	12,357	12,151
Tupperware Brands Corp.	153,580	12,437
		40,896
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	348,310	7,820
Leisure Equipment & Products - 0.4%
Brunswick Corp.	237,700	7,980
Multiline Retail - 0.7%
Dollar General Corp. (a)	173,940	9,184
Dollar Tree, Inc. (a)	132,678	6,374
		15,558
Specialty Retail - 6.6%
Abercrombie & Fitch Co. Class A	69,382	3,475
American Eagle Outfitters, Inc.	754,900	14,939
Cabela's, Inc. Class A (a)	224,000	15,021
CarMax, Inc. (a)	119,380	5,583
Dick's Sporting Goods, Inc.	308,280	16,135
DSW, Inc. Class A	117,600	8,701
L Brands, Inc.	130,315	6,517
O'Reilly Automotive, Inc. (a)	83,210	9,062
PetSmart, Inc.	150,260	10,143
Ross Stores, Inc.	57,210	3,679
Sally Beauty Holdings, Inc. (a)	269,420	8,247
Tractor Supply Co.	170,868	19,134
Williams-Sonoma, Inc.	285,660	15,414
		136,050
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	217,110	10,825
TOTAL CONSUMER DISCRETIONARY		259,288
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Beam, Inc.	101,800	$ 6,601
Dr. Pepper Snapple Group, Inc.	135,300	6,221
Monster Beverage Corp. (a)	25,584	1,397
		14,219
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	164,345	8,697
Whole Foods Market, Inc.	131,842	6,837
		15,534
Food Products - 1.6%
ConAgra Foods, Inc.	133,000	4,481
Green Mountain Coffee Roasters, Inc. (a)	177,663	12,992
Mead Johnson Nutrition Co. Class A	67,300	5,456
The J.M. Smucker Co.	45,080	4,551
TreeHouse Foods, Inc. (a)	85,280	5,584
		33,064
Household Products - 0.6%
Church & Dwight Co., Inc.	212,550	12,925
TOTAL CONSUMER STAPLES		75,742
ENERGY - 6.3%
Energy Equipment & Services - 2.0%
Dril-Quip, Inc. (a)	98,000	8,864
Ensco PLC Class A	128,340	7,722
Helmerich & Payne, Inc.	154,180	9,519
Oil States International, Inc. (a)	55,600	5,477
Rowan Companies PLC (a)	311,810	10,365
		41,947
Oil, Gas & Consumable Fuels - 4.3%
Atlas Pipeline Partners LP	278,820	10,375
Cheniere Energy, Inc. (a)	170,200	4,995
Cimarex Energy Co.	219,700	15,410
Energen Corp.	205,800	11,152
HollyFrontier Corp.	148,770	7,364
SM Energy Co.	242,346	14,696
Targa Resources Corp.	87,000	5,605
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	169,900	$ 7,827
WPX Energy, Inc. (a)	542,380	10,446
		87,870
TOTAL ENERGY		129,817
FINANCIALS - 22.3%
Capital Markets - 2.2%
Ashmore Global Opportunities Ltd. (United Kingdom)	496,422	4,073
AURELIUS AG	403,500	10,017
KKR & Co. LP	252,564	4,920
Monex Group, Inc. (d)	5,755	2,126
Oaktree Capital Group LLC	112,900	5,888
Raymond James Financial, Inc.	250,400	11,010
TD Ameritrade Holding Corp.	306,634	7,188
		45,222
Commercial Banks - 3.2%
Boston Private Financial Holdings, Inc.	251,400	2,476
CIT Group, Inc. (a)	340,498	15,690
City National Corp.	212,910	13,362
Erste Group Bank AG	293,900	9,573
Huntington Bancshares, Inc.	2,209,578	17,124
Synovus Financial Corp.	2,647,289	7,254
		65,479
Consumer Finance - 2.9%
ACOM Co. Ltd. (a)	36,280	1,278
Capital One Financial Corp.	550,800	33,560
Cash America International, Inc.	82,600	3,941
SLM Corp.	861,416	20,450
		59,229
Diversified Financial Services - 0.8%
Interactive Brokers Group, Inc.	1,085,767	17,123
Insurance - 1.8%
Direct Line Insurance Group PLC	2,886,600	9,298
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,800	18,091
ProAssurance Corp.	72,900	3,660
Validus Holdings Ltd.	165,089	5,961
		37,010
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI)	242,680	$ 6,290
Alexandria Real Estate Equities, Inc.	244,975	16,781
Camden Property Trust (SBI)	240,422	16,649
Chesapeake Lodging Trust	260,391	5,872
Corrections Corp. of America	11,600	408
Equity One, Inc.	466,933	10,894
Essex Property Trust, Inc.	105,664	16,604
Glimcher Realty Trust	773,464	9,034
Highwoods Properties, Inc. (SBI)	262,606	9,564
Home Properties, Inc.	170,123	10,338
National Retail Properties, Inc.	459,969	16,499
Pennsylvania Real Estate Investment Trust (SBI)	28,000	557
Piedmont Office Realty Trust, Inc. Class A	300,678	5,710
Redwood Trust, Inc.	315,000	6,035
Retail Properties America, Inc.	552,898	8,437
SL Green Realty Corp.	218,765	19,028
Sovran Self Storage, Inc.	93,839	6,087
Terreno Realty Corp.	349,710	6,655
Ventas, Inc.	167,896	11,983
Weyerhaeuser Co.	422,214	12,590
		196,015
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)	7,593	2,126
Altisource Portfolio Solutions SA	108,310	10,210
CBRE Group, Inc. (a)	525,032	12,170
		24,506
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	295,663	12,648
TOTAL FINANCIALS		457,232
HEALTH CARE - 9.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	80,000	7,803
BioMarin Pharmaceutical, Inc. (a)	80,040	5,019
Grifols SA ADR	230,000	6,270
Medivation, Inc. (a)	100,000	4,856
Onyx Pharmaceuticals, Inc. (a)	80,000	7,636
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	33,000	$ 7,982
Vertex Pharmaceuticals, Inc. (a)	153,000	12,287
		51,853
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	1,650,000	15,246
The Cooper Companies, Inc.	145,000	16,386
		31,632
Health Care Providers & Services - 2.6%
BioScrip, Inc. (a)	500,000	6,990
Catamaran Corp. (a)	110,000	5,396
HCA Holdings, Inc.	200,000	7,812
Humana, Inc.	90,000	7,270
MEDNAX, Inc. (a)	160,000	14,853
Quest Diagnostics, Inc.	120,000	7,421
Universal Health Services, Inc. Class B	50,000	3,457
		53,199
Health Care Technology - 0.8%
athenahealth, Inc. (a)	70,000	5,919
Cerner Corp. (a)	100,000	9,828
		15,747
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	110,000	7,735
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	109,000	13,439
Endo Health Solutions, Inc. (a)	275,000	9,983
		23,422
TOTAL HEALTH CARE		183,588
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	67,240	14,384
TransDigm Group, Inc.	108,010	15,780
		30,164
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	333,760	17,346
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	156,561	3,202
Interface, Inc.	178,040	2,991
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	310,400	$ 10,585
West Corp.	86,500	1,981
		18,759
Electrical Equipment - 6.5%
AMETEK, Inc.	950,490	41,017
Eaton Corp. PLC	258,400	17,070
Hubbell, Inc. Class B	288,140	28,938
Regal-Beloit Corp.	190,600	12,867
Rockwell Automation, Inc.	95,400	8,397
Roper Industries, Inc.	200,520	24,909
		133,198
Machinery - 2.7%
Cummins, Inc.	151,800	18,160
Ingersoll-Rand PLC	317,507	18,266
Manitowoc Co., Inc.	538,200	11,308
WABCO Holdings, Inc. (a)	102,118	7,702
		55,436
Professional Services - 0.9%
Verisk Analytics, Inc. (a)	309,600	18,211
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	334,240	24,620
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	294,493	12,139
MSC Industrial Direct Co., Inc. Class A	253,808	20,982
W.W. Grainger, Inc.	54,500	14,030
Watsco, Inc.	219,600	19,160
		66,311
TOTAL INDUSTRIALS		364,045
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	93,600	7,788
Juniper Networks, Inc. (a)	463,400	8,216
Polycom, Inc. (a)	843,577	9,558
Riverbed Technology, Inc. (a)	542,050	8,380
		33,942
Computers & Peripherals - 0.6%
NCR Corp. (a)	393,700	13,150
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	309,610	$ 12,310
Fabrinet (a)	427,275	6,208
Jabil Circuit, Inc.	395,700	7,938
		26,456
Internet Software & Services - 1.1%
Bankrate, Inc. (a)	659,542	9,438
Rackspace Hosting, Inc. (a)	290,100	10,887
Velti PLC (a)(d)	1,433,766	2,523
Velti PLC (f)	215,084	341
		23,189
IT Services - 2.8%
Alliance Data Systems Corp. (a)	120,820	21,396
Amdocs Ltd.	217,570	7,767
Global Payments, Inc.	298,300	14,306
Sapient Corp. (a)	508,200	6,546
Total System Services, Inc.	329,400	7,744
		57,759
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. Class A	123,400	4,431
RF Micro Devices, Inc. (a)	705,800	3,896
Skyworks Solutions, Inc. (a)	766,650	18,292
		26,619
Software - 6.3%
Autodesk, Inc. (a)	125,400	4,731
Check Point Software Technologies Ltd. (a)	273,700	13,707
Citrix Systems, Inc. (a)	130,695	8,410
Informatica Corp. (a)	245,200	8,915
MICROS Systems, Inc. (a)(d)	349,000	14,728
Nuance Communications, Inc. (a)	629,434	11,959
Parametric Technology Corp. (a)	606,000	15,217
salesforce.com, Inc. (a)	110,000	4,656
SolarWinds, Inc. (a)	197,780	8,336
Solera Holdings, Inc.	160,220	8,775
Synopsys, Inc. (a)	356,800	13,005
TIBCO Software, Inc. (a)	454,600	9,697
Verint Systems, Inc. (a)	207,200	6,956
		129,092
TOTAL INFORMATION TECHNOLOGY		310,207
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 7.1%
Chemicals - 4.5%
Airgas, Inc.	192,704	$ 19,827
Albemarle Corp.	226,582	15,163
Ashland, Inc.	110,200	9,799
Eastman Chemical Co.	96,070	6,890
FMC Corp.	149,440	9,371
Sherwin-Williams Co.	40,431	7,622
Valspar Corp.	185,930	13,326
W.R. Grace & Co. (a)	108,297	9,152
		91,150
Containers & Packaging - 1.5%
Aptargroup, Inc.	218,156	12,374
Ball Corp.	156,489	6,754
Rock-Tenn Co. Class A	123,300	12,180
		31,308
Metals & Mining - 1.1%
Carpenter Technology Corp.	185,300	8,924
Reliance Steel & Aluminum Co.	218,885	14,396
		23,320
TOTAL MATERIALS		145,778
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
TW telecom, Inc. (a)	163,511	4,665
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	29,210	2,199
TOTAL TELECOMMUNICATION SERVICES		6,864
UTILITIES - 4.3%
Electric Utilities - 1.8%
Great Plains Energy, Inc.	405,400	9,150
OGE Energy Corp.	297,900	20,218
PNM Resources, Inc.	277,338	6,218
		35,586
Gas Utilities - 1.0%
National Fuel Gas Co.	163,851	10,028
Questar Corp.	393,064	9,555
		19,583
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	185,300	$ 8,796
Multi-Utilities - 0.7%
Alliant Energy Corp.	235,200	11,586
MDU Resources Group, Inc.	126,400	3,269
		14,855
Water Utilities - 0.4%
American Water Works Co., Inc.	160,420	6,407
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	184,000	2,340
		8,747
TOTAL UTILITIES		87,567
TOTAL COMMON STOCKS (Cost $1,795,863)		2,020,128
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 7/5/13 to 7/25/13 (e) (Cost $860)	$ 860	860
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	39,072,769	39,073
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,635,567	5,636
TOTAL MONEY MARKET FUNDS (Cost $44,709)		44,709
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $6,010)	$ 6,010	$ 6,010
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,847,442)		2,071,707
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,354)
NET ASSETS - 100%		$ 2,053,353
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
123 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 14,556	$ (306)
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $670,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $341,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,010,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 1,681
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,168
UBS Securities LLC	3,161
$ 6,010
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	208
Total	$ 247
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,288	$ 259,288	$ -	$ -
Consumer Staples	75,742	75,742	-	-
Energy	129,817	129,817	-	-
Financials	457,232	453,828	3,404	-
Health Care	183,588	183,588	-	-
Industrials	364,045	364,045	-	-
Information Technology	310,207	309,866	341	-
Materials	145,778	145,778	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 6,864	$ 6,864	$ -	$ -
Utilities	87,567	87,567	-	-
U.S. Government and Government Agency Obligations	860	-	860	-
Money Market Funds	44,709	44,709	-	-
Cash Equivalents	6,010	-	6,010	-
Total Investments in Securities:	$ 2,071,707	$ 2,061,092	$ 10,615	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (306)	$ (306)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (306)
Total Value of Derivatives	$ -	$ (306)

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,370 and repurchase agreements of $6,010) - See accompanying schedule: Unaffiliated issuers (cost $1,802,733)	$ 2,026,998
Fidelity Central Funds (cost $44,709)	44,709
Total Investments (cost $1,847,442)		$ 2,071,707
Receivable for investments sold		22,682
Receivable for fund shares sold		623
Dividends receivable		2,395
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Receivable from investment adviser for expense reductions		1
Other receivables		18
Total assets		2,097,455

Liabilities
Payable to custodian bank	$ 232
Payable for investments purchased	32,789
Payable for fund shares redeemed	3,364
Accrued management fee	829
Distribution and service plan fees payable	631
Payable for daily variation margin on futures contracts	130
Other affiliated payables	434
Other payables and accrued expenses	57
Collateral on securities loaned, at value	5,636
Total liabilities		44,102

Net Assets		$ 2,053,353
Net Assets consist of:
Paid in capital		$ 2,485,213
Undistributed net investment income		528
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(656,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		223,875
Net Assets		$ 2,053,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($655,380 ÷ 25,607.04 shares)	$ 25.59

Maximum offering price per share (100/94.25 of $25.59)	$ 27.15
Class T: Net Asset Value and redemption price per share ($802,210 ÷ 31,031.26 shares)	$ 25.85

Maximum offering price per share (100/96.50 of $25.85)	$ 26.79
Class B: Net Asset Value and offering price per share ($21,699 ÷ 903.68 shares)A	$ 24.01

Class C: Net Asset Value and offering price per share ($162,137 ÷ 6,752.44 shares)A	$ 24.01

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($210,513 ÷ 7,903.64 shares)	$ 26.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($201,414 ÷ 7,543.77 shares)	$ 26.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 15,142
Interest		1
Income from Fidelity Central Funds		247
Total income		15,390

Expenses
Management fee Basic fee	$ 5,400
Performance adjustment	(1,452)
Transfer agent fees	2,205
Distribution and service plan fees	3,647
Accounting and security lending fees	298
Custodian fees and expenses	29
Independent trustees' compensation	6
Registration fees	102
Audit	55
Legal	17
Miscellaneous	101
Total expenses before reductions	10,408
Expense reductions	(501)	9,907
Net investment income (loss)		5,483
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	154,171
Foreign currency transactions	(749)
Futures contracts	1,504
Total net realized gain (loss)		154,926
Change in net unrealized appreciation (depreciation) on: Investment securities	128,207
Assets and liabilities in foreign currencies	(17)
Futures contracts	(303)
Total change in net unrealized appreciation (depreciation)		127,887
Net gain (loss)		282,813
Net increase (decrease) in net assets resulting from operations		$ 288,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,483	$ 5,143
Net realized gain (loss)	154,926	131,666
Change in net unrealized appreciation (depreciation)	127,887	136,150
Net increase (decrease) in net assets resulting from operations	288,296	272,959
Distributions to shareholders from net investment income	(8,172)	(7,037)
Distributions to shareholders from net realized gain	(2,873)	-
Total distributions	(11,045)	(7,037)
Share transactions - net increase (decrease)	92,681	(510,527)
Redemption fees	2	-
Total increase (decrease) in net assets	369,934	(244,605)

Net Assets
Beginning of period	1,683,419	1,928,024
End of period (including undistributed net investment income of $528 and undistributed net investment income of $3,217, respectively)	$ 2,053,353	$ 1,683,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93
Income from Investment Operations
Net investment income (loss) E	.08	.09	.08 H	(.02)	.03	- L
Net realized and unrealized gain (loss)	3.53	3.02	(.15)	3.55	5.20	(12.94)
Total from investment operations	3.61	3.11	(.07)	3.53	5.23	(12.94)
Distributions from net investment income	(.14)	(.10)	-	(.03) I	-	-
Distributions from net realized gain	(.04)	-	-	(.03) I	-	(3.47)
Total distributions	(.18)	(.10)	-	(.06)	-	(3.47)
Redemption fees added to paid in capital E	- L	-	-	-	-	-
Net asset value, end of period	$ 25.59	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52
Total Return B,C,D	16.42%	16.32%	(.36)%	22.48%	49.71%	(55.09)%
Ratios to Average Net Assets F,J
Expenses before reductions	.96% A	.94%	.92%	.86%	.83%	1.10%
Expenses net of fee waivers, if any	.96% A	.94%	.92%	.86%	.83%	1.10%
Expenses net of all reductions	.91% A	.94%	.91%	.84%	.81%	1.08%
Net investment income (loss)	.67% A	.41%	.39% H	(.12)%	.25%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 593	$ 644	$ 945	$ 906	$ 712
Portfolio turnover rate G	90% A, K	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16
Income from Investment Operations
Net investment income (loss) E	.06	.05	.04 H	(.05)	.01	(.03)
Net realized and unrealized gain (loss)	3.56	3.05	(.15)	3.59	5.24	(13.08)
Total from investment operations	3.62	3.10	(.11)	3.54	5.25	(13.11)
Distributions from net investment income	(.09)	(.04)	-	-	-	-
Distributions from net realized gain	(.04)	-	-	(.02) I	-	(3.41)
Total distributions	(.13)	(.04)	-	(.02)	-	(3.41)
Redemption fees added to paid in capital E	- L	-	-	-	-	-
Net asset value, end of period	$ 25.85	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64
Total Return B,C,D	16.29%	16.12%	(.57)%	22.31%	49.34%	(55.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.17% A	1.14%	1.11%	1.03%	1.02%	1.28%
Expenses net of fee waivers, if any	1.17% A	1.14%	1.11%	1.03%	1.02%	1.28%
Expenses net of all reductions	1.12% A	1.13%	1.10%	1.01%	.99%	1.27%
Net investment income (loss)	.46% A	.22%	.20% H	(.30)%	.07%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 802	$ 755	$ 871	$ 1,282	$ 1,520	$ 1,368
Portfolio turnover rate G	90% A,K	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.07) H	(.15)	(.06)	(.15)
Net realized and unrealized gain (loss)	3.32	2.84	(.14)	3.37	4.94	(12.38)
Total from investment operations	3.30	2.77	(.21)	3.22	4.88	(12.53)
Distributions from net realized gain	-	-	-	-	-	(3.22)
Total distributions	-	-	-	-	-	(3.22)
Redemption fees added to paid in capital E	- K	-	-	-	-	-
Net asset value, end of period	$ 24.01	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05
Total Return B,C,D	15.93%	15.44%	(1.16)%	21.57%	48.56%	(55.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.73%	1.71%	1.63%	1.59%	1.89%
Expenses net of fee waivers, if any	1.77% A	1.73%	1.71%	1.63%	1.59%	1.89%
Expenses net of all reductions	1.72% A	1.73%	1.70%	1.61%	1.57%	1.88%
Net investment income (loss)	(.14)% A	(.38)%	(.40)% H	(.90)%	(.51)%	(.78)%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 22	$ 28	$ 75	$ 131	$ 162
Portfolio turnover rate G	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.07) H	(.14)	(.06)	(.14)
Net realized and unrealized gain (loss)	3.32	2.84	(.13)	3.36	4.94	(12.37)
Total from investment operations	3.31	2.78	(.20)	3.22	4.88	(12.51)
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(3.26)
Total distributions	(.03)	-	-	-	-	(3.26)
Redemption fees added to paid in capital E	- K	-	-	-	-	-
Net asset value, end of period	$ 24.01	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05
Total Return B,C,D	15.97%	15.49%	(1.10)%	21.57%	48.56%	(55.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.71% A	1.68%	1.66%	1.60%	1.58%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.68%	1.66%	1.60%	1.58%	1.85%
Expenses net of all reductions	1.65% A	1.68%	1.65%	1.58%	1.55%	1.84%
Net investment income (loss)	(.07)% A	(.33)%	(.35)% H	(.86)%	(.50)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 141	$ 150	$ 189	$ 186	$ 161
Portfolio turnover rate G	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.11	.09
Net realized and unrealized gain (loss)	3.67	1.85
Total from investment operations	3.78	1.94
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.29)	-
Redemption fees added to paid in capital D	- J	-
Net asset value, end of period	$ 26.63	$ 23.14
Total Return B,C	16.53%	9.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.59% A
Expenses net of fee waivers, if any	.73% A	.59% A
Expenses net of all reductions	.68% A	.58% A
Net investment income (loss)	.90% A	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 1
Portfolio turnover rate F	90% A, I	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81
Income from Investment Operations
Net investment income (loss) D	.12	.15	.14 G	.04	.08	.07
Net realized and unrealized gain (loss)	3.68	3.15	(.15)	3.69	5.40	(13.41)
Total from investment operations	3.80	3.30	(.01)	3.73	5.48	(13.34)
Distributions from net investment income	(.20)	(.17)	-	(.08) H	-	-
Distributions from net realized gain	(.04)	-	-	(.03) H	-	(3.55)
Total distributions	(.24)	(.17)	-	(.11)	-	(3.55)
Redemption fees added to paid in capital D	- K	-	-	-	-	-
Net asset value, end of period	$ 26.70	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92
Total Return B,C	16.60%	16.66%	(.05)%	22.86%	50.18%	(54.92)%
Ratios to Average Net Assets E,I
Expenses before reductions	.68% A	.65%	.62%	.54%	.50%	.79%
Expenses net of fee waivers, if any	.68% A	.65%	.62%	.54%	.50%	.79%
Expenses net of all reductions	.63% A	.64%	.61%	.52%	.47%	.77%
Net investment income (loss)	.95% A	.71%	.69% G	.20%	.59%	.32%
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 172	$ 234	$ 354	$ 319	$ 267
Portfolio turnover rate F	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 292,218
Gross unrealized depreciation	(71,627)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,591

Tax cost	$ 1,851,116

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (2,405)
2016	(654,641)
2017	(161,063)
Total with expiration	$ (818,109)
No expiration
Short-term	(292)
Total capital loss carryforward	$ (818,401)

The Fund acquired $12,892 of capital loss carryforwards from Fidelity Mid Cap Growth Fund and $3,960 of capital loss carryforwards from Fidelity Advisor Growth Strategies Fund when they merged into the Fund in January 2013. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $6,594 and $935, respectively, per year. As a result, at least $1,012 of the losses acquired from Fidelity Advisor Growth Strategies Fund will expire unused and is not included in the table above.

Semiannual Report

3. Significant Accounting Policies - continued

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,504 and a change in net unrealized appreciation (depreciation) of $(303) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $831,548 and $988,725, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 790	$ 53
Class T	.25%	.25%	1,970	-
Class B	.75%	.25%	112	84
Class C	.75%	.25%	775	16
			$ 3,647	$ 153

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	11
Class B*	8
Class C*	2
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 777.25
Class T	798.20
Class B	34.30
Class C	185.24
Fidelity Stock Selector Mid Cap Fund	210.26
Institutional Class	201.21
	$ 2,205

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $208. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $500 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 3,606	$ 3,191
Class T	2,972	1,890
Class C	121	-
Fidelity Stock Selector Mid Cap Fund A	16	-
Institutional Class	1,457	1,956
Total	$ 8,172	$ 7,037

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended May 31, 2013	Year ended November 30, 2012
From net realized gain
Class A	$ 1,106	$ -
Class T	1,403	-
Class C	54	-
Fidelity Stock Selector Mid Cap Fund A	3	-
Institutional Class	307	-
Total	$ 2,873	$ -

A Distributions for Fidelity Stock Selector Mid Cap Fund are for the period June 6, 2012 (commencement of sale of shares) to May 31, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Class A
Shares sold	818	2,534	$ 19,562	$ 52,691
Issued in exchange for shares of Fidelity Advisor Growth Strategies	483	-	11,196	-
Issued in exchange for shares of Fidelity Mid Cap Growth	410	-	9,497	-
Reinvestment of distributions	196	158	4,309	2,914
Shares redeemed	(3,047)	(9,598)	(72,334)	(199,005)
Net increase (decrease)	(1,140)	(6,906)	$ (27,770)	$ (143,400)
Class T
Shares sold	1,715	3,511	$ 41,421	$ 74,253
Issued in exchange for shares of Fidelity Advisor Growth Strategies	643	-	15,054	-
Issued in exchange for shares of Fidelity Mid Cap Growth	182	-	4,267	-
Reinvestment of distributions	188	96	4,170	1,803
Shares redeemed	(5,445)	(14,999)	(130,875)	(312,249)
Net increase (decrease)	(2,717)	(11,392)	$ (65,963)	$ (236,193)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Class B
Shares sold	3	3	$ 42	$ 54
Issued in exchange for shares of Fidelity Advisor Growth Strategies	75	-	1,640	-
Issued in exchange for shares of Fidelity Mid Cap Growth	28	-	614	-
Reinvestment of distributions	-	-	-	-
Shares redeemed	(241)	(540)	(5,399)	(10,540)
Net increase (decrease)	(135)	(537)	$ (3,103)	$ (10,486)
Class C
Shares sold	130	225	$ 2,946	$ 4,440
Issued in exchange for shares of Fidelity Advisor Growth Strategies	209	-	4,553	-
Issued in exchange for shares of Fidelity Mid Cap Growth	219	-	4,769	-
Reinvestment of distributions	7	-	152	-
Shares redeemed	(620)	(1,754)	(13,854)	(34,462)
Net increase (decrease)	(55)	(1,529)	$ (1,434)	$ (30,022)
Fidelity Stock Selector Mid Cap
Shares sold	657	69	$ 16,588	$ 1,562
Issued in exchange for shares of Fidelity Mid Cap Growth	8,810	-	212,139	-
Reinvestment of distributions	1	-	16	-
Shares redeemed	(1,629)	(4)	(40,636)	(89)
Net increase (decrease)	7,839	65	$ 188,107	$ 1,473

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Institutional Class
Shares sold	707	1,655	$ 17,598	$ 35,850
Issued in exchange for shares of Fidelity Advisor Growth Strategies	20	-	479	-
Issued in exchange for shares of Fidelity Mid Cap Growth	37	-	888	-
Reinvestment of distributions	68	93	1,564	1,794
Shares redeemed	(712)	(6,043)	(17,685)	(129,543)
Net increase (decrease)	120	(4,295)	$ 2,844	$ (91,899)

A Share transactions for Fidelity Stock Selector Mid Cap Fund are for the period June 6, 2012 (commencement of sale of shares) to May 31, 2013

12. Merger Information.

On January 11, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on June 12, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $32,922, including securities of $32,974 and unrealized appreciation of $2,113 for Fidelity Advisor Growth Strategies Fund; and net assets of $232,174, including securities of $233,755 and unrealized appreciation of $14,520 for Fidelity Mid Cap Growth Fund were combined with the Fund's net assets of $1,716,041 for total net assets after the acquisition of $1,981,137.

Pro forma results of operations of the combined entity for the entire period ended May  31, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 5,799
Total net realized gain (loss)	155,808
Total change in net unrealized appreciation (depreciation)	138,023
Net increase (decrease) in net assets resulting from operations	$ 299,630

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MCI-USAN-0713
1.786800.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor® Stock Selector

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	.96%
Actual		$ 1,000.00	$ 1,164.20	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.17%
Actual		$ 1,000.00	$ 1,162.90	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.89
Class B	1.77%
Actual		$ 1,000.00	$ 1,159.30	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.71%
Actual		$ 1,000.00	$ 1,159.70	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Stock Selector Mid Cap Fund	.73%
Actual		$ 1,000.00	$ 1,165.30	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,166.00	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	2.0	1.8
Capital One Financial Corp.	1.6	1.2
Hubbell, Inc. Class B	1.4	1.4
Roper Industries, Inc.	1.2	0.9
J.B. Hunt Transport Services, Inc.	1.2	1.3
Alliance Data Systems Corp.	1.0	0.8
MSC Industrial Direct Co., Inc. Class A	1.0	0.0
SLM Corp.	1.0	0.8
OGE Energy Corp.	1.0	0.8
Airgas, Inc.	1.0	0.8
	12.4
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	21.4
Industrials	17.7	16.9
Information Technology	15.1	14.4
Consumer Discretionary	12.6	13.6
Health Care	9.0	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.5%	** Foreign investments	10.9%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Distributors - 0.8%
LKQ Corp. (a)	667,280	$ 16,335
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)	44,040	4,226
Domino's Pizza, Inc.	92,440	5,479
Panera Bread Co. Class A (a)	73,600	14,119
		23,824
Household Durables - 2.0%
Jarden Corp. (a)	350,115	16,308
NVR, Inc. (a)	12,357	12,151
Tupperware Brands Corp.	153,580	12,437
		40,896
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	348,310	7,820
Leisure Equipment & Products - 0.4%
Brunswick Corp.	237,700	7,980
Multiline Retail - 0.7%
Dollar General Corp. (a)	173,940	9,184
Dollar Tree, Inc. (a)	132,678	6,374
		15,558
Specialty Retail - 6.6%
Abercrombie & Fitch Co. Class A	69,382	3,475
American Eagle Outfitters, Inc.	754,900	14,939
Cabela's, Inc. Class A (a)	224,000	15,021
CarMax, Inc. (a)	119,380	5,583
Dick's Sporting Goods, Inc.	308,280	16,135
DSW, Inc. Class A	117,600	8,701
L Brands, Inc.	130,315	6,517
O'Reilly Automotive, Inc. (a)	83,210	9,062
PetSmart, Inc.	150,260	10,143
Ross Stores, Inc.	57,210	3,679
Sally Beauty Holdings, Inc. (a)	269,420	8,247
Tractor Supply Co.	170,868	19,134
Williams-Sonoma, Inc.	285,660	15,414
		136,050
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	217,110	10,825
TOTAL CONSUMER DISCRETIONARY		259,288
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Beam, Inc.	101,800	$ 6,601
Dr. Pepper Snapple Group, Inc.	135,300	6,221
Monster Beverage Corp. (a)	25,584	1,397
		14,219
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	164,345	8,697
Whole Foods Market, Inc.	131,842	6,837
		15,534
Food Products - 1.6%
ConAgra Foods, Inc.	133,000	4,481
Green Mountain Coffee Roasters, Inc. (a)	177,663	12,992
Mead Johnson Nutrition Co. Class A	67,300	5,456
The J.M. Smucker Co.	45,080	4,551
TreeHouse Foods, Inc. (a)	85,280	5,584
		33,064
Household Products - 0.6%
Church & Dwight Co., Inc.	212,550	12,925
TOTAL CONSUMER STAPLES		75,742
ENERGY - 6.3%
Energy Equipment & Services - 2.0%
Dril-Quip, Inc. (a)	98,000	8,864
Ensco PLC Class A	128,340	7,722
Helmerich & Payne, Inc.	154,180	9,519
Oil States International, Inc. (a)	55,600	5,477
Rowan Companies PLC (a)	311,810	10,365
		41,947
Oil, Gas & Consumable Fuels - 4.3%
Atlas Pipeline Partners LP	278,820	10,375
Cheniere Energy, Inc. (a)	170,200	4,995
Cimarex Energy Co.	219,700	15,410
Energen Corp.	205,800	11,152
HollyFrontier Corp.	148,770	7,364
SM Energy Co.	242,346	14,696
Targa Resources Corp.	87,000	5,605
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	169,900	$ 7,827
WPX Energy, Inc. (a)	542,380	10,446
		87,870
TOTAL ENERGY		129,817
FINANCIALS - 22.3%
Capital Markets - 2.2%
Ashmore Global Opportunities Ltd. (United Kingdom)	496,422	4,073
AURELIUS AG	403,500	10,017
KKR & Co. LP	252,564	4,920
Monex Group, Inc. (d)	5,755	2,126
Oaktree Capital Group LLC	112,900	5,888
Raymond James Financial, Inc.	250,400	11,010
TD Ameritrade Holding Corp.	306,634	7,188
		45,222
Commercial Banks - 3.2%
Boston Private Financial Holdings, Inc.	251,400	2,476
CIT Group, Inc. (a)	340,498	15,690
City National Corp.	212,910	13,362
Erste Group Bank AG	293,900	9,573
Huntington Bancshares, Inc.	2,209,578	17,124
Synovus Financial Corp.	2,647,289	7,254
		65,479
Consumer Finance - 2.9%
ACOM Co. Ltd. (a)	36,280	1,278
Capital One Financial Corp.	550,800	33,560
Cash America International, Inc.	82,600	3,941
SLM Corp.	861,416	20,450
		59,229
Diversified Financial Services - 0.8%
Interactive Brokers Group, Inc.	1,085,767	17,123
Insurance - 1.8%
Direct Line Insurance Group PLC	2,886,600	9,298
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,800	18,091
ProAssurance Corp.	72,900	3,660
Validus Holdings Ltd.	165,089	5,961
		37,010
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI)	242,680	$ 6,290
Alexandria Real Estate Equities, Inc.	244,975	16,781
Camden Property Trust (SBI)	240,422	16,649
Chesapeake Lodging Trust	260,391	5,872
Corrections Corp. of America	11,600	408
Equity One, Inc.	466,933	10,894
Essex Property Trust, Inc.	105,664	16,604
Glimcher Realty Trust	773,464	9,034
Highwoods Properties, Inc. (SBI)	262,606	9,564
Home Properties, Inc.	170,123	10,338
National Retail Properties, Inc.	459,969	16,499
Pennsylvania Real Estate Investment Trust (SBI)	28,000	557
Piedmont Office Realty Trust, Inc. Class A	300,678	5,710
Redwood Trust, Inc.	315,000	6,035
Retail Properties America, Inc.	552,898	8,437
SL Green Realty Corp.	218,765	19,028
Sovran Self Storage, Inc.	93,839	6,087
Terreno Realty Corp.	349,710	6,655
Ventas, Inc.	167,896	11,983
Weyerhaeuser Co.	422,214	12,590
		196,015
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)	7,593	2,126
Altisource Portfolio Solutions SA	108,310	10,210
CBRE Group, Inc. (a)	525,032	12,170
		24,506
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	295,663	12,648
TOTAL FINANCIALS		457,232
HEALTH CARE - 9.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	80,000	7,803
BioMarin Pharmaceutical, Inc. (a)	80,040	5,019
Grifols SA ADR	230,000	6,270
Medivation, Inc. (a)	100,000	4,856
Onyx Pharmaceuticals, Inc. (a)	80,000	7,636
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	33,000	$ 7,982
Vertex Pharmaceuticals, Inc. (a)	153,000	12,287
		51,853
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	1,650,000	15,246
The Cooper Companies, Inc.	145,000	16,386
		31,632
Health Care Providers & Services - 2.6%
BioScrip, Inc. (a)	500,000	6,990
Catamaran Corp. (a)	110,000	5,396
HCA Holdings, Inc.	200,000	7,812
Humana, Inc.	90,000	7,270
MEDNAX, Inc. (a)	160,000	14,853
Quest Diagnostics, Inc.	120,000	7,421
Universal Health Services, Inc. Class B	50,000	3,457
		53,199
Health Care Technology - 0.8%
athenahealth, Inc. (a)	70,000	5,919
Cerner Corp. (a)	100,000	9,828
		15,747
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	110,000	7,735
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	109,000	13,439
Endo Health Solutions, Inc. (a)	275,000	9,983
		23,422
TOTAL HEALTH CARE		183,588
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	67,240	14,384
TransDigm Group, Inc.	108,010	15,780
		30,164
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	333,760	17,346
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	156,561	3,202
Interface, Inc.	178,040	2,991
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	310,400	$ 10,585
West Corp.	86,500	1,981
		18,759
Electrical Equipment - 6.5%
AMETEK, Inc.	950,490	41,017
Eaton Corp. PLC	258,400	17,070
Hubbell, Inc. Class B	288,140	28,938
Regal-Beloit Corp.	190,600	12,867
Rockwell Automation, Inc.	95,400	8,397
Roper Industries, Inc.	200,520	24,909
		133,198
Machinery - 2.7%
Cummins, Inc.	151,800	18,160
Ingersoll-Rand PLC	317,507	18,266
Manitowoc Co., Inc.	538,200	11,308
WABCO Holdings, Inc. (a)	102,118	7,702
		55,436
Professional Services - 0.9%
Verisk Analytics, Inc. (a)	309,600	18,211
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	334,240	24,620
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	294,493	12,139
MSC Industrial Direct Co., Inc. Class A	253,808	20,982
W.W. Grainger, Inc.	54,500	14,030
Watsco, Inc.	219,600	19,160
		66,311
TOTAL INDUSTRIALS		364,045
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	93,600	7,788
Juniper Networks, Inc. (a)	463,400	8,216
Polycom, Inc. (a)	843,577	9,558
Riverbed Technology, Inc. (a)	542,050	8,380
		33,942
Computers & Peripherals - 0.6%
NCR Corp. (a)	393,700	13,150
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	309,610	$ 12,310
Fabrinet (a)	427,275	6,208
Jabil Circuit, Inc.	395,700	7,938
		26,456
Internet Software & Services - 1.1%
Bankrate, Inc. (a)	659,542	9,438
Rackspace Hosting, Inc. (a)	290,100	10,887
Velti PLC (a)(d)	1,433,766	2,523
Velti PLC (f)	215,084	341
		23,189
IT Services - 2.8%
Alliance Data Systems Corp. (a)	120,820	21,396
Amdocs Ltd.	217,570	7,767
Global Payments, Inc.	298,300	14,306
Sapient Corp. (a)	508,200	6,546
Total System Services, Inc.	329,400	7,744
		57,759
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. Class A	123,400	4,431
RF Micro Devices, Inc. (a)	705,800	3,896
Skyworks Solutions, Inc. (a)	766,650	18,292
		26,619
Software - 6.3%
Autodesk, Inc. (a)	125,400	4,731
Check Point Software Technologies Ltd. (a)	273,700	13,707
Citrix Systems, Inc. (a)	130,695	8,410
Informatica Corp. (a)	245,200	8,915
MICROS Systems, Inc. (a)(d)	349,000	14,728
Nuance Communications, Inc. (a)	629,434	11,959
Parametric Technology Corp. (a)	606,000	15,217
salesforce.com, Inc. (a)	110,000	4,656
SolarWinds, Inc. (a)	197,780	8,336
Solera Holdings, Inc.	160,220	8,775
Synopsys, Inc. (a)	356,800	13,005
TIBCO Software, Inc. (a)	454,600	9,697
Verint Systems, Inc. (a)	207,200	6,956
		129,092
TOTAL INFORMATION TECHNOLOGY		310,207
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 7.1%
Chemicals - 4.5%
Airgas, Inc.	192,704	$ 19,827
Albemarle Corp.	226,582	15,163
Ashland, Inc.	110,200	9,799
Eastman Chemical Co.	96,070	6,890
FMC Corp.	149,440	9,371
Sherwin-Williams Co.	40,431	7,622
Valspar Corp.	185,930	13,326
W.R. Grace & Co. (a)	108,297	9,152
		91,150
Containers & Packaging - 1.5%
Aptargroup, Inc.	218,156	12,374
Ball Corp.	156,489	6,754
Rock-Tenn Co. Class A	123,300	12,180
		31,308
Metals & Mining - 1.1%
Carpenter Technology Corp.	185,300	8,924
Reliance Steel & Aluminum Co.	218,885	14,396
		23,320
TOTAL MATERIALS		145,778
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
TW telecom, Inc. (a)	163,511	4,665
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	29,210	2,199
TOTAL TELECOMMUNICATION SERVICES		6,864
UTILITIES - 4.3%
Electric Utilities - 1.8%
Great Plains Energy, Inc.	405,400	9,150
OGE Energy Corp.	297,900	20,218
PNM Resources, Inc.	277,338	6,218
		35,586
Gas Utilities - 1.0%
National Fuel Gas Co.	163,851	10,028
Questar Corp.	393,064	9,555
		19,583
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	185,300	$ 8,796
Multi-Utilities - 0.7%
Alliant Energy Corp.	235,200	11,586
MDU Resources Group, Inc.	126,400	3,269
		14,855
Water Utilities - 0.4%
American Water Works Co., Inc.	160,420	6,407
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	184,000	2,340
		8,747
TOTAL UTILITIES		87,567
TOTAL COMMON STOCKS (Cost $1,795,863)		2,020,128
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 7/5/13 to 7/25/13 (e) (Cost $860)	$ 860	860
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	39,072,769	39,073
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,635,567	5,636
TOTAL MONEY MARKET FUNDS (Cost $44,709)		44,709
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $6,010)	$ 6,010	$ 6,010
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,847,442)		2,071,707
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,354)
NET ASSETS - 100%		$ 2,053,353
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
123 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 14,556	$ (306)
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $670,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $341,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,010,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 1,681
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,168
UBS Securities LLC	3,161
$ 6,010
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	208
Total	$ 247
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,288	$ 259,288	$ -	$ -
Consumer Staples	75,742	75,742	-	-
Energy	129,817	129,817	-	-
Financials	457,232	453,828	3,404	-
Health Care	183,588	183,588	-	-
Industrials	364,045	364,045	-	-
Information Technology	310,207	309,866	341	-
Materials	145,778	145,778	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 6,864	$ 6,864	$ -	$ -
Utilities	87,567	87,567	-	-
U.S. Government and Government Agency Obligations	860	-	860	-
Money Market Funds	44,709	44,709	-	-
Cash Equivalents	6,010	-	6,010	-
Total Investments in Securities:	$ 2,071,707	$ 2,061,092	$ 10,615	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (306)	$ (306)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (306)
Total Value of Derivatives	$ -	$ (306)

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,370 and repurchase agreements of $6,010) - See accompanying schedule: Unaffiliated issuers (cost $1,802,733)	$ 2,026,998
Fidelity Central Funds (cost $44,709)	44,709
Total Investments (cost $1,847,442)		$ 2,071,707
Receivable for investments sold		22,682
Receivable for fund shares sold		623
Dividends receivable		2,395
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Receivable from investment adviser for expense reductions		1
Other receivables		18
Total assets		2,097,455

Liabilities
Payable to custodian bank	$ 232
Payable for investments purchased	32,789
Payable for fund shares redeemed	3,364
Accrued management fee	829
Distribution and service plan fees payable	631
Payable for daily variation margin on futures contracts	130
Other affiliated payables	434
Other payables and accrued expenses	57
Collateral on securities loaned, at value	5,636
Total liabilities		44,102

Net Assets		$ 2,053,353
Net Assets consist of:
Paid in capital		$ 2,485,213
Undistributed net investment income		528
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(656,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		223,875
Net Assets		$ 2,053,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($655,380 ÷ 25,607.04 shares)	$ 25.59

Maximum offering price per share (100/94.25 of $25.59)	$ 27.15
Class T: Net Asset Value and redemption price per share ($802,210 ÷ 31,031.26 shares)	$ 25.85

Maximum offering price per share (100/96.50 of $25.85)	$ 26.79
Class B: Net Asset Value and offering price per share ($21,699 ÷ 903.68 shares)A	$ 24.01

Class C: Net Asset Value and offering price per share ($162,137 ÷ 6,752.44 shares)A	$ 24.01

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($210,513 ÷ 7,903.64 shares)	$ 26.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($201,414 ÷ 7,543.77 shares)	$ 26.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 15,142
Interest		1
Income from Fidelity Central Funds		247
Total income		15,390

Expenses
Management fee Basic fee	$ 5,400
Performance adjustment	(1,452)
Transfer agent fees	2,205
Distribution and service plan fees	3,647
Accounting and security lending fees	298
Custodian fees and expenses	29
Independent trustees' compensation	6
Registration fees	102
Audit	55
Legal	17
Miscellaneous	101
Total expenses before reductions	10,408
Expense reductions	(501)	9,907
Net investment income (loss)		5,483
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	154,171
Foreign currency transactions	(749)
Futures contracts	1,504
Total net realized gain (loss)		154,926
Change in net unrealized appreciation (depreciation) on: Investment securities	128,207
Assets and liabilities in foreign currencies	(17)
Futures contracts	(303)
Total change in net unrealized appreciation (depreciation)		127,887
Net gain (loss)		282,813
Net increase (decrease) in net assets resulting from operations		$ 288,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,483	$ 5,143
Net realized gain (loss)	154,926	131,666
Change in net unrealized appreciation (depreciation)	127,887	136,150
Net increase (decrease) in net assets resulting from operations	288,296	272,959
Distributions to shareholders from net investment income	(8,172)	(7,037)
Distributions to shareholders from net realized gain	(2,873)	-
Total distributions	(11,045)	(7,037)
Share transactions - net increase (decrease)	92,681	(510,527)
Redemption fees	2	-
Total increase (decrease) in net assets	369,934	(244,605)

Net Assets
Beginning of period	1,683,419	1,928,024
End of period (including undistributed net investment income of $528 and undistributed net investment income of $3,217, respectively)	$ 2,053,353	$ 1,683,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93
Income from Investment Operations
Net investment income (loss) E	.08	.09	.08 H	(.02)	.03	- L
Net realized and unrealized gain (loss)	3.53	3.02	(.15)	3.55	5.20	(12.94)
Total from investment operations	3.61	3.11	(.07)	3.53	5.23	(12.94)
Distributions from net investment income	(.14)	(.10)	-	(.03) I	-	-
Distributions from net realized gain	(.04)	-	-	(.03) I	-	(3.47)
Total distributions	(.18)	(.10)	-	(.06)	-	(3.47)
Redemption fees added to paid in capital E	- L	-	-	-	-	-
Net asset value, end of period	$ 25.59	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52
Total Return B,C,D	16.42%	16.32%	(.36)%	22.48%	49.71%	(55.09)%
Ratios to Average Net Assets F,J
Expenses before reductions	.96% A	.94%	.92%	.86%	.83%	1.10%
Expenses net of fee waivers, if any	.96% A	.94%	.92%	.86%	.83%	1.10%
Expenses net of all reductions	.91% A	.94%	.91%	.84%	.81%	1.08%
Net investment income (loss)	.67% A	.41%	.39% H	(.12)%	.25%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 593	$ 644	$ 945	$ 906	$ 712
Portfolio turnover rate G	90% A, K	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16
Income from Investment Operations
Net investment income (loss) E	.06	.05	.04 H	(.05)	.01	(.03)
Net realized and unrealized gain (loss)	3.56	3.05	(.15)	3.59	5.24	(13.08)
Total from investment operations	3.62	3.10	(.11)	3.54	5.25	(13.11)
Distributions from net investment income	(.09)	(.04)	-	-	-	-
Distributions from net realized gain	(.04)	-	-	(.02) I	-	(3.41)
Total distributions	(.13)	(.04)	-	(.02)	-	(3.41)
Redemption fees added to paid in capital E	- L	-	-	-	-	-
Net asset value, end of period	$ 25.85	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64
Total Return B,C,D	16.29%	16.12%	(.57)%	22.31%	49.34%	(55.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.17% A	1.14%	1.11%	1.03%	1.02%	1.28%
Expenses net of fee waivers, if any	1.17% A	1.14%	1.11%	1.03%	1.02%	1.28%
Expenses net of all reductions	1.12% A	1.13%	1.10%	1.01%	.99%	1.27%
Net investment income (loss)	.46% A	.22%	.20% H	(.30)%	.07%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 802	$ 755	$ 871	$ 1,282	$ 1,520	$ 1,368
Portfolio turnover rate G	90% A,K	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.07) H	(.15)	(.06)	(.15)
Net realized and unrealized gain (loss)	3.32	2.84	(.14)	3.37	4.94	(12.38)
Total from investment operations	3.30	2.77	(.21)	3.22	4.88	(12.53)
Distributions from net realized gain	-	-	-	-	-	(3.22)
Total distributions	-	-	-	-	-	(3.22)
Redemption fees added to paid in capital E	- K	-	-	-	-	-
Net asset value, end of period	$ 24.01	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05
Total Return B,C,D	15.93%	15.44%	(1.16)%	21.57%	48.56%	(55.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.73%	1.71%	1.63%	1.59%	1.89%
Expenses net of fee waivers, if any	1.77% A	1.73%	1.71%	1.63%	1.59%	1.89%
Expenses net of all reductions	1.72% A	1.73%	1.70%	1.61%	1.57%	1.88%
Net investment income (loss)	(.14)% A	(.38)%	(.40)% H	(.90)%	(.51)%	(.78)%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 22	$ 28	$ 75	$ 131	$ 162
Portfolio turnover rate G	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.07) H	(.14)	(.06)	(.14)
Net realized and unrealized gain (loss)	3.32	2.84	(.13)	3.36	4.94	(12.37)
Total from investment operations	3.31	2.78	(.20)	3.22	4.88	(12.51)
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(3.26)
Total distributions	(.03)	-	-	-	-	(3.26)
Redemption fees added to paid in capital E	- K	-	-	-	-	-
Net asset value, end of period	$ 24.01	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05
Total Return B,C,D	15.97%	15.49%	(1.10)%	21.57%	48.56%	(55.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.71% A	1.68%	1.66%	1.60%	1.58%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.68%	1.66%	1.60%	1.58%	1.85%
Expenses net of all reductions	1.65% A	1.68%	1.65%	1.58%	1.55%	1.84%
Net investment income (loss)	(.07)% A	(.33)%	(.35)% H	(.86)%	(.50)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 141	$ 150	$ 189	$ 186	$ 161
Portfolio turnover rate G	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.11	.09
Net realized and unrealized gain (loss)	3.67	1.85
Total from investment operations	3.78	1.94
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.29)	-
Redemption fees added to paid in capital D	- J	-
Net asset value, end of period	$ 26.63	$ 23.14
Total Return B,C	16.53%	9.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.59% A
Expenses net of fee waivers, if any	.73% A	.59% A
Expenses net of all reductions	.68% A	.58% A
Net investment income (loss)	.90% A	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 1
Portfolio turnover rate F	90% A, I	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81
Income from Investment Operations
Net investment income (loss) D	.12	.15	.14 G	.04	.08	.07
Net realized and unrealized gain (loss)	3.68	3.15	(.15)	3.69	5.40	(13.41)
Total from investment operations	3.80	3.30	(.01)	3.73	5.48	(13.34)
Distributions from net investment income	(.20)	(.17)	-	(.08) H	-	-
Distributions from net realized gain	(.04)	-	-	(.03) H	-	(3.55)
Total distributions	(.24)	(.17)	-	(.11)	-	(3.55)
Redemption fees added to paid in capital D	- K	-	-	-	-	-
Net asset value, end of period	$ 26.70	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92
Total Return B,C	16.60%	16.66%	(.05)%	22.86%	50.18%	(54.92)%
Ratios to Average Net Assets E,I
Expenses before reductions	.68% A	.65%	.62%	.54%	.50%	.79%
Expenses net of fee waivers, if any	.68% A	.65%	.62%	.54%	.50%	.79%
Expenses net of all reductions	.63% A	.64%	.61%	.52%	.47%	.77%
Net investment income (loss)	.95% A	.71%	.69% G	.20%	.59%	.32%
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 172	$ 234	$ 354	$ 319	$ 267
Portfolio turnover rate F	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 292,218
Gross unrealized depreciation	(71,627)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,591

Tax cost	$ 1,851,116

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (2,405)
2016	(654,641)
2017	(161,063)
Total with expiration	$ (818,109)
No expiration
Short-term	(292)
Total capital loss carryforward	$ (818,401)

The Fund acquired $12,892 of capital loss carryforwards from Fidelity Mid Cap Growth Fund and $3,960 of capital loss carryforwards from Fidelity Advisor Growth Strategies Fund when they merged into the Fund in January 2013. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $6,594 and $935, respectively, per year. As a result, at least $1,012 of the losses acquired from Fidelity Advisor Growth Strategies Fund will expire unused and is not included in the table above.

Semiannual Report

3. Significant Accounting Policies - continued

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,504 and a change in net unrealized appreciation (depreciation) of $(303) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $831,548 and $988,725, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 790	$ 53
Class T	.25%	.25%	1,970	-
Class B	.75%	.25%	112	84
Class C	.75%	.25%	775	16
			$ 3,647	$ 153

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	11
Class B*	8
Class C*	2
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 777.25
Class T	798.20
Class B	34.30
Class C	185.24
Fidelity Stock Selector Mid Cap Fund	210.26
Institutional Class	201.21
	$ 2,205

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $208. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $500 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 3,606	$ 3,191
Class T	2,972	1,890
Class C	121	-
Fidelity Stock Selector Mid Cap Fund A	16	-
Institutional Class	1,457	1,956
Total	$ 8,172	$ 7,037

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended May 31, 2013	Year ended November 30, 2012
From net realized gain
Class A	$ 1,106	$ -
Class T	1,403	-
Class C	54	-
Fidelity Stock Selector Mid Cap Fund A	3	-
Institutional Class	307	-
Total	$ 2,873	$ -

A Distributions for Fidelity Stock Selector Mid Cap Fund are for the period June 6, 2012 (commencement of sale of shares) to May 31, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Class A
Shares sold	818	2,534	$ 19,562	$ 52,691
Issued in exchange for shares of Fidelity Advisor Growth Strategies	483	-	11,196	-
Issued in exchange for shares of Fidelity Mid Cap Growth	410	-	9,497	-
Reinvestment of distributions	196	158	4,309	2,914
Shares redeemed	(3,047)	(9,598)	(72,334)	(199,005)
Net increase (decrease)	(1,140)	(6,906)	$ (27,770)	$ (143,400)
Class T
Shares sold	1,715	3,511	$ 41,421	$ 74,253
Issued in exchange for shares of Fidelity Advisor Growth Strategies	643	-	15,054	-
Issued in exchange for shares of Fidelity Mid Cap Growth	182	-	4,267	-
Reinvestment of distributions	188	96	4,170	1,803
Shares redeemed	(5,445)	(14,999)	(130,875)	(312,249)
Net increase (decrease)	(2,717)	(11,392)	$ (65,963)	$ (236,193)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Class B
Shares sold	3	3	$ 42	$ 54
Issued in exchange for shares of Fidelity Advisor Growth Strategies	75	-	1,640	-
Issued in exchange for shares of Fidelity Mid Cap Growth	28	-	614	-
Reinvestment of distributions	-	-	-	-
Shares redeemed	(241)	(540)	(5,399)	(10,540)
Net increase (decrease)	(135)	(537)	$ (3,103)	$ (10,486)
Class C
Shares sold	130	225	$ 2,946	$ 4,440
Issued in exchange for shares of Fidelity Advisor Growth Strategies	209	-	4,553	-
Issued in exchange for shares of Fidelity Mid Cap Growth	219	-	4,769	-
Reinvestment of distributions	7	-	152	-
Shares redeemed	(620)	(1,754)	(13,854)	(34,462)
Net increase (decrease)	(55)	(1,529)	$ (1,434)	$ (30,022)
Fidelity Stock Selector Mid Cap
Shares sold	657	69	$ 16,588	$ 1,562
Issued in exchange for shares of Fidelity Mid Cap Growth	8,810	-	212,139	-
Reinvestment of distributions	1	-	16	-
Shares redeemed	(1,629)	(4)	(40,636)	(89)
Net increase (decrease)	7,839	65	$ 188,107	$ 1,473

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Institutional Class
Shares sold	707	1,655	$ 17,598	$ 35,850
Issued in exchange for shares of Fidelity Advisor Growth Strategies	20	-	479	-
Issued in exchange for shares of Fidelity Mid Cap Growth	37	-	888	-
Reinvestment of distributions	68	93	1,564	1,794
Shares redeemed	(712)	(6,043)	(17,685)	(129,543)
Net increase (decrease)	120	(4,295)	$ 2,844	$ (91,899)

A Share transactions for Fidelity Stock Selector Mid Cap Fund are for the period June 6, 2012 (commencement of sale of shares) to May 31, 2013

12. Merger Information.

On January 11, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on June 12, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $32,922, including securities of $32,974 and unrealized appreciation of $2,113 for Fidelity Advisor Growth Strategies Fund; and net assets of $232,174, including securities of $233,755 and unrealized appreciation of $14,520 for Fidelity Mid Cap Growth Fund were combined with the Fund's net assets of $1,716,041 for total net assets after the acquisition of $1,981,137.

Pro forma results of operations of the combined entity for the entire period ended May  31, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 5,799
Total net realized gain (loss)	155,808
Total change in net unrealized appreciation (depreciation)	138,023
Net increase (decrease) in net assets resulting from operations	$ 299,630

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MC-USAN-0713
1.786799.110

Semiannual Report

(Fidelity Investment logo)(registered trademark)
Fidelity® Stock Selector

Mid Cap

Fund

(A class of Fidelity Advisor® Stock Selector Mid Cap Fund)

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	.96%
Actual		$ 1,000.00	$ 1,164.20	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.17%
Actual		$ 1,000.00	$ 1,162.90	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.89
Class B	1.77%
Actual		$ 1,000.00	$ 1,159.30	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.71%
Actual		$ 1,000.00	$ 1,159.70	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Stock Selector Mid Cap Fund	.73%
Actual		$ 1,000.00	$ 1,165.30	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,166.00	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	2.0	1.8
Capital One Financial Corp.	1.6	1.2
Hubbell, Inc. Class B	1.4	1.4
Roper Industries, Inc.	1.2	0.9
J.B. Hunt Transport Services, Inc.	1.2	1.3
Alliance Data Systems Corp.	1.0	0.8
MSC Industrial Direct Co., Inc. Class A	1.0	0.0
SLM Corp.	1.0	0.8
OGE Energy Corp.	1.0	0.8
Airgas, Inc.	1.0	0.8
	12.4
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	21.4
Industrials	17.7	16.9
Information Technology	15.1	14.4
Consumer Discretionary	12.6	13.6
Health Care	9.0	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.5%	** Foreign investments	10.9%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Distributors - 0.8%
LKQ Corp. (a)	667,280	$ 16,335
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)	44,040	4,226
Domino's Pizza, Inc.	92,440	5,479
Panera Bread Co. Class A (a)	73,600	14,119
		23,824
Household Durables - 2.0%
Jarden Corp. (a)	350,115	16,308
NVR, Inc. (a)	12,357	12,151
Tupperware Brands Corp.	153,580	12,437
		40,896
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	348,310	7,820
Leisure Equipment & Products - 0.4%
Brunswick Corp.	237,700	7,980
Multiline Retail - 0.7%
Dollar General Corp. (a)	173,940	9,184
Dollar Tree, Inc. (a)	132,678	6,374
		15,558
Specialty Retail - 6.6%
Abercrombie & Fitch Co. Class A	69,382	3,475
American Eagle Outfitters, Inc.	754,900	14,939
Cabela's, Inc. Class A (a)	224,000	15,021
CarMax, Inc. (a)	119,380	5,583
Dick's Sporting Goods, Inc.	308,280	16,135
DSW, Inc. Class A	117,600	8,701
L Brands, Inc.	130,315	6,517
O'Reilly Automotive, Inc. (a)	83,210	9,062
PetSmart, Inc.	150,260	10,143
Ross Stores, Inc.	57,210	3,679
Sally Beauty Holdings, Inc. (a)	269,420	8,247
Tractor Supply Co.	170,868	19,134
Williams-Sonoma, Inc.	285,660	15,414
		136,050
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	217,110	10,825
TOTAL CONSUMER DISCRETIONARY		259,288
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Beam, Inc.	101,800	$ 6,601
Dr. Pepper Snapple Group, Inc.	135,300	6,221
Monster Beverage Corp. (a)	25,584	1,397
		14,219
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	164,345	8,697
Whole Foods Market, Inc.	131,842	6,837
		15,534
Food Products - 1.6%
ConAgra Foods, Inc.	133,000	4,481
Green Mountain Coffee Roasters, Inc. (a)	177,663	12,992
Mead Johnson Nutrition Co. Class A	67,300	5,456
The J.M. Smucker Co.	45,080	4,551
TreeHouse Foods, Inc. (a)	85,280	5,584
		33,064
Household Products - 0.6%
Church & Dwight Co., Inc.	212,550	12,925
TOTAL CONSUMER STAPLES		75,742
ENERGY - 6.3%
Energy Equipment & Services - 2.0%
Dril-Quip, Inc. (a)	98,000	8,864
Ensco PLC Class A	128,340	7,722
Helmerich & Payne, Inc.	154,180	9,519
Oil States International, Inc. (a)	55,600	5,477
Rowan Companies PLC (a)	311,810	10,365
		41,947
Oil, Gas & Consumable Fuels - 4.3%
Atlas Pipeline Partners LP	278,820	10,375
Cheniere Energy, Inc. (a)	170,200	4,995
Cimarex Energy Co.	219,700	15,410
Energen Corp.	205,800	11,152
HollyFrontier Corp.	148,770	7,364
SM Energy Co.	242,346	14,696
Targa Resources Corp.	87,000	5,605
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	169,900	$ 7,827
WPX Energy, Inc. (a)	542,380	10,446
		87,870
TOTAL ENERGY		129,817
FINANCIALS - 22.3%
Capital Markets - 2.2%
Ashmore Global Opportunities Ltd. (United Kingdom)	496,422	4,073
AURELIUS AG	403,500	10,017
KKR & Co. LP	252,564	4,920
Monex Group, Inc. (d)	5,755	2,126
Oaktree Capital Group LLC	112,900	5,888
Raymond James Financial, Inc.	250,400	11,010
TD Ameritrade Holding Corp.	306,634	7,188
		45,222
Commercial Banks - 3.2%
Boston Private Financial Holdings, Inc.	251,400	2,476
CIT Group, Inc. (a)	340,498	15,690
City National Corp.	212,910	13,362
Erste Group Bank AG	293,900	9,573
Huntington Bancshares, Inc.	2,209,578	17,124
Synovus Financial Corp.	2,647,289	7,254
		65,479
Consumer Finance - 2.9%
ACOM Co. Ltd. (a)	36,280	1,278
Capital One Financial Corp.	550,800	33,560
Cash America International, Inc.	82,600	3,941
SLM Corp.	861,416	20,450
		59,229
Diversified Financial Services - 0.8%
Interactive Brokers Group, Inc.	1,085,767	17,123
Insurance - 1.8%
Direct Line Insurance Group PLC	2,886,600	9,298
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,800	18,091
ProAssurance Corp.	72,900	3,660
Validus Holdings Ltd.	165,089	5,961
		37,010
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI)	242,680	$ 6,290
Alexandria Real Estate Equities, Inc.	244,975	16,781
Camden Property Trust (SBI)	240,422	16,649
Chesapeake Lodging Trust	260,391	5,872
Corrections Corp. of America	11,600	408
Equity One, Inc.	466,933	10,894
Essex Property Trust, Inc.	105,664	16,604
Glimcher Realty Trust	773,464	9,034
Highwoods Properties, Inc. (SBI)	262,606	9,564
Home Properties, Inc.	170,123	10,338
National Retail Properties, Inc.	459,969	16,499
Pennsylvania Real Estate Investment Trust (SBI)	28,000	557
Piedmont Office Realty Trust, Inc. Class A	300,678	5,710
Redwood Trust, Inc.	315,000	6,035
Retail Properties America, Inc.	552,898	8,437
SL Green Realty Corp.	218,765	19,028
Sovran Self Storage, Inc.	93,839	6,087
Terreno Realty Corp.	349,710	6,655
Ventas, Inc.	167,896	11,983
Weyerhaeuser Co.	422,214	12,590
		196,015
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)	7,593	2,126
Altisource Portfolio Solutions SA	108,310	10,210
CBRE Group, Inc. (a)	525,032	12,170
		24,506
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	295,663	12,648
TOTAL FINANCIALS		457,232
HEALTH CARE - 9.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	80,000	7,803
BioMarin Pharmaceutical, Inc. (a)	80,040	5,019
Grifols SA ADR	230,000	6,270
Medivation, Inc. (a)	100,000	4,856
Onyx Pharmaceuticals, Inc. (a)	80,000	7,636
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	33,000	$ 7,982
Vertex Pharmaceuticals, Inc. (a)	153,000	12,287
		51,853
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	1,650,000	15,246
The Cooper Companies, Inc.	145,000	16,386
		31,632
Health Care Providers & Services - 2.6%
BioScrip, Inc. (a)	500,000	6,990
Catamaran Corp. (a)	110,000	5,396
HCA Holdings, Inc.	200,000	7,812
Humana, Inc.	90,000	7,270
MEDNAX, Inc. (a)	160,000	14,853
Quest Diagnostics, Inc.	120,000	7,421
Universal Health Services, Inc. Class B	50,000	3,457
		53,199
Health Care Technology - 0.8%
athenahealth, Inc. (a)	70,000	5,919
Cerner Corp. (a)	100,000	9,828
		15,747
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	110,000	7,735
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	109,000	13,439
Endo Health Solutions, Inc. (a)	275,000	9,983
		23,422
TOTAL HEALTH CARE		183,588
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	67,240	14,384
TransDigm Group, Inc.	108,010	15,780
		30,164
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	333,760	17,346
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	156,561	3,202
Interface, Inc.	178,040	2,991
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	310,400	$ 10,585
West Corp.	86,500	1,981
		18,759
Electrical Equipment - 6.5%
AMETEK, Inc.	950,490	41,017
Eaton Corp. PLC	258,400	17,070
Hubbell, Inc. Class B	288,140	28,938
Regal-Beloit Corp.	190,600	12,867
Rockwell Automation, Inc.	95,400	8,397
Roper Industries, Inc.	200,520	24,909
		133,198
Machinery - 2.7%
Cummins, Inc.	151,800	18,160
Ingersoll-Rand PLC	317,507	18,266
Manitowoc Co., Inc.	538,200	11,308
WABCO Holdings, Inc. (a)	102,118	7,702
		55,436
Professional Services - 0.9%
Verisk Analytics, Inc. (a)	309,600	18,211
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	334,240	24,620
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	294,493	12,139
MSC Industrial Direct Co., Inc. Class A	253,808	20,982
W.W. Grainger, Inc.	54,500	14,030
Watsco, Inc.	219,600	19,160
		66,311
TOTAL INDUSTRIALS		364,045
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	93,600	7,788
Juniper Networks, Inc. (a)	463,400	8,216
Polycom, Inc. (a)	843,577	9,558
Riverbed Technology, Inc. (a)	542,050	8,380
		33,942
Computers & Peripherals - 0.6%
NCR Corp. (a)	393,700	13,150
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	309,610	$ 12,310
Fabrinet (a)	427,275	6,208
Jabil Circuit, Inc.	395,700	7,938
		26,456
Internet Software & Services - 1.1%
Bankrate, Inc. (a)	659,542	9,438
Rackspace Hosting, Inc. (a)	290,100	10,887
Velti PLC (a)(d)	1,433,766	2,523
Velti PLC (f)	215,084	341
		23,189
IT Services - 2.8%
Alliance Data Systems Corp. (a)	120,820	21,396
Amdocs Ltd.	217,570	7,767
Global Payments, Inc.	298,300	14,306
Sapient Corp. (a)	508,200	6,546
Total System Services, Inc.	329,400	7,744
		57,759
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. Class A	123,400	4,431
RF Micro Devices, Inc. (a)	705,800	3,896
Skyworks Solutions, Inc. (a)	766,650	18,292
		26,619
Software - 6.3%
Autodesk, Inc. (a)	125,400	4,731
Check Point Software Technologies Ltd. (a)	273,700	13,707
Citrix Systems, Inc. (a)	130,695	8,410
Informatica Corp. (a)	245,200	8,915
MICROS Systems, Inc. (a)(d)	349,000	14,728
Nuance Communications, Inc. (a)	629,434	11,959
Parametric Technology Corp. (a)	606,000	15,217
salesforce.com, Inc. (a)	110,000	4,656
SolarWinds, Inc. (a)	197,780	8,336
Solera Holdings, Inc.	160,220	8,775
Synopsys, Inc. (a)	356,800	13,005
TIBCO Software, Inc. (a)	454,600	9,697
Verint Systems, Inc. (a)	207,200	6,956
		129,092
TOTAL INFORMATION TECHNOLOGY		310,207
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 7.1%
Chemicals - 4.5%
Airgas, Inc.	192,704	$ 19,827
Albemarle Corp.	226,582	15,163
Ashland, Inc.	110,200	9,799
Eastman Chemical Co.	96,070	6,890
FMC Corp.	149,440	9,371
Sherwin-Williams Co.	40,431	7,622
Valspar Corp.	185,930	13,326
W.R. Grace & Co. (a)	108,297	9,152
		91,150
Containers & Packaging - 1.5%
Aptargroup, Inc.	218,156	12,374
Ball Corp.	156,489	6,754
Rock-Tenn Co. Class A	123,300	12,180
		31,308
Metals & Mining - 1.1%
Carpenter Technology Corp.	185,300	8,924
Reliance Steel & Aluminum Co.	218,885	14,396
		23,320
TOTAL MATERIALS		145,778
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
TW telecom, Inc. (a)	163,511	4,665
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	29,210	2,199
TOTAL TELECOMMUNICATION SERVICES		6,864
UTILITIES - 4.3%
Electric Utilities - 1.8%
Great Plains Energy, Inc.	405,400	9,150
OGE Energy Corp.	297,900	20,218
PNM Resources, Inc.	277,338	6,218
		35,586
Gas Utilities - 1.0%
National Fuel Gas Co.	163,851	10,028
Questar Corp.	393,064	9,555
		19,583
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	185,300	$ 8,796
Multi-Utilities - 0.7%
Alliant Energy Corp.	235,200	11,586
MDU Resources Group, Inc.	126,400	3,269
		14,855
Water Utilities - 0.4%
American Water Works Co., Inc.	160,420	6,407
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	184,000	2,340
		8,747
TOTAL UTILITIES		87,567
TOTAL COMMON STOCKS (Cost $1,795,863)		2,020,128
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 7/5/13 to 7/25/13 (e) (Cost $860)	$ 860	860
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	39,072,769	39,073
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,635,567	5,636
TOTAL MONEY MARKET FUNDS (Cost $44,709)		44,709
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $6,010)	$ 6,010	$ 6,010
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,847,442)		2,071,707
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,354)
NET ASSETS - 100%		$ 2,053,353
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
123 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 14,556	$ (306)
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $670,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $341,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,010,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 1,681
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,168
UBS Securities LLC	3,161
$ 6,010
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	208
Total	$ 247
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,288	$ 259,288	$ -	$ -
Consumer Staples	75,742	75,742	-	-
Energy	129,817	129,817	-	-
Financials	457,232	453,828	3,404	-
Health Care	183,588	183,588	-	-
Industrials	364,045	364,045	-	-
Information Technology	310,207	309,866	341	-
Materials	145,778	145,778	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 6,864	$ 6,864	$ -	$ -
Utilities	87,567	87,567	-	-
U.S. Government and Government Agency Obligations	860	-	860	-
Money Market Funds	44,709	44,709	-	-
Cash Equivalents	6,010	-	6,010	-
Total Investments in Securities:	$ 2,071,707	$ 2,061,092	$ 10,615	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (306)	$ (306)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (306)
Total Value of Derivatives	$ -	$ (306)

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,370 and repurchase agreements of $6,010) - See accompanying schedule: Unaffiliated issuers (cost $1,802,733)	$ 2,026,998
Fidelity Central Funds (cost $44,709)	44,709
Total Investments (cost $1,847,442)		$ 2,071,707
Receivable for investments sold		22,682
Receivable for fund shares sold		623
Dividends receivable		2,395
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Receivable from investment adviser for expense reductions		1
Other receivables		18
Total assets		2,097,455

Liabilities
Payable to custodian bank	$ 232
Payable for investments purchased	32,789
Payable for fund shares redeemed	3,364
Accrued management fee	829
Distribution and service plan fees payable	631
Payable for daily variation margin on futures contracts	130
Other affiliated payables	434
Other payables and accrued expenses	57
Collateral on securities loaned, at value	5,636
Total liabilities		44,102

Net Assets		$ 2,053,353
Net Assets consist of:
Paid in capital		$ 2,485,213
Undistributed net investment income		528
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(656,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		223,875
Net Assets		$ 2,053,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($655,380 ÷ 25,607.04 shares)	$ 25.59

Maximum offering price per share (100/94.25 of $25.59)	$ 27.15
Class T: Net Asset Value and redemption price per share ($802,210 ÷ 31,031.26 shares)	$ 25.85

Maximum offering price per share (100/96.50 of $25.85)	$ 26.79
Class B: Net Asset Value and offering price per share ($21,699 ÷ 903.68 shares)A	$ 24.01

Class C: Net Asset Value and offering price per share ($162,137 ÷ 6,752.44 shares)A	$ 24.01

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($210,513 ÷ 7,903.64 shares)	$ 26.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($201,414 ÷ 7,543.77 shares)	$ 26.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 15,142
Interest		1
Income from Fidelity Central Funds		247
Total income		15,390

Expenses
Management fee Basic fee	$ 5,400
Performance adjustment	(1,452)
Transfer agent fees	2,205
Distribution and service plan fees	3,647
Accounting and security lending fees	298
Custodian fees and expenses	29
Independent trustees' compensation	6
Registration fees	102
Audit	55
Legal	17
Miscellaneous	101
Total expenses before reductions	10,408
Expense reductions	(501)	9,907
Net investment income (loss)		5,483
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	154,171
Foreign currency transactions	(749)
Futures contracts	1,504
Total net realized gain (loss)		154,926
Change in net unrealized appreciation (depreciation) on: Investment securities	128,207
Assets and liabilities in foreign currencies	(17)
Futures contracts	(303)
Total change in net unrealized appreciation (depreciation)		127,887
Net gain (loss)		282,813
Net increase (decrease) in net assets resulting from operations		$ 288,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,483	$ 5,143
Net realized gain (loss)	154,926	131,666
Change in net unrealized appreciation (depreciation)	127,887	136,150
Net increase (decrease) in net assets resulting from operations	288,296	272,959
Distributions to shareholders from net investment income	(8,172)	(7,037)
Distributions to shareholders from net realized gain	(2,873)	-
Total distributions	(11,045)	(7,037)
Share transactions - net increase (decrease)	92,681	(510,527)
Redemption fees	2	-
Total increase (decrease) in net assets	369,934	(244,605)

Net Assets
Beginning of period	1,683,419	1,928,024
End of period (including undistributed net investment income of $528 and undistributed net investment income of $3,217, respectively)	$ 2,053,353	$ 1,683,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93
Income from Investment Operations
Net investment income (loss) E	.08	.09	.08 H	(.02)	.03	- L
Net realized and unrealized gain (loss)	3.53	3.02	(.15)	3.55	5.20	(12.94)
Total from investment operations	3.61	3.11	(.07)	3.53	5.23	(12.94)
Distributions from net investment income	(.14)	(.10)	-	(.03) I	-	-
Distributions from net realized gain	(.04)	-	-	(.03) I	-	(3.47)
Total distributions	(.18)	(.10)	-	(.06)	-	(3.47)
Redemption fees added to paid in capital E	- L	-	-	-	-	-
Net asset value, end of period	$ 25.59	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52
Total Return B,C,D	16.42%	16.32%	(.36)%	22.48%	49.71%	(55.09)%
Ratios to Average Net Assets F,J
Expenses before reductions	.96% A	.94%	.92%	.86%	.83%	1.10%
Expenses net of fee waivers, if any	.96% A	.94%	.92%	.86%	.83%	1.10%
Expenses net of all reductions	.91% A	.94%	.91%	.84%	.81%	1.08%
Net investment income (loss)	.67% A	.41%	.39% H	(.12)%	.25%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 593	$ 644	$ 945	$ 906	$ 712
Portfolio turnover rate G	90% A, K	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16
Income from Investment Operations
Net investment income (loss) E	.06	.05	.04 H	(.05)	.01	(.03)
Net realized and unrealized gain (loss)	3.56	3.05	(.15)	3.59	5.24	(13.08)
Total from investment operations	3.62	3.10	(.11)	3.54	5.25	(13.11)
Distributions from net investment income	(.09)	(.04)	-	-	-	-
Distributions from net realized gain	(.04)	-	-	(.02) I	-	(3.41)
Total distributions	(.13)	(.04)	-	(.02)	-	(3.41)
Redemption fees added to paid in capital E	- L	-	-	-	-	-
Net asset value, end of period	$ 25.85	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64
Total Return B,C,D	16.29%	16.12%	(.57)%	22.31%	49.34%	(55.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.17% A	1.14%	1.11%	1.03%	1.02%	1.28%
Expenses net of fee waivers, if any	1.17% A	1.14%	1.11%	1.03%	1.02%	1.28%
Expenses net of all reductions	1.12% A	1.13%	1.10%	1.01%	.99%	1.27%
Net investment income (loss)	.46% A	.22%	.20% H	(.30)%	.07%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 802	$ 755	$ 871	$ 1,282	$ 1,520	$ 1,368
Portfolio turnover rate G	90% A,K	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.07) H	(.15)	(.06)	(.15)
Net realized and unrealized gain (loss)	3.32	2.84	(.14)	3.37	4.94	(12.38)
Total from investment operations	3.30	2.77	(.21)	3.22	4.88	(12.53)
Distributions from net realized gain	-	-	-	-	-	(3.22)
Total distributions	-	-	-	-	-	(3.22)
Redemption fees added to paid in capital E	- K	-	-	-	-	-
Net asset value, end of period	$ 24.01	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05
Total Return B,C,D	15.93%	15.44%	(1.16)%	21.57%	48.56%	(55.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.73%	1.71%	1.63%	1.59%	1.89%
Expenses net of fee waivers, if any	1.77% A	1.73%	1.71%	1.63%	1.59%	1.89%
Expenses net of all reductions	1.72% A	1.73%	1.70%	1.61%	1.57%	1.88%
Net investment income (loss)	(.14)% A	(.38)%	(.40)% H	(.90)%	(.51)%	(.78)%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 22	$ 28	$ 75	$ 131	$ 162
Portfolio turnover rate G	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.07) H	(.14)	(.06)	(.14)
Net realized and unrealized gain (loss)	3.32	2.84	(.13)	3.36	4.94	(12.37)
Total from investment operations	3.31	2.78	(.20)	3.22	4.88	(12.51)
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(3.26)
Total distributions	(.03)	-	-	-	-	(3.26)
Redemption fees added to paid in capital E	- K	-	-	-	-	-
Net asset value, end of period	$ 24.01	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05
Total Return B,C,D	15.97%	15.49%	(1.10)%	21.57%	48.56%	(55.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.71% A	1.68%	1.66%	1.60%	1.58%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.68%	1.66%	1.60%	1.58%	1.85%
Expenses net of all reductions	1.65% A	1.68%	1.65%	1.58%	1.55%	1.84%
Net investment income (loss)	(.07)% A	(.33)%	(.35)% H	(.86)%	(.50)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 141	$ 150	$ 189	$ 186	$ 161
Portfolio turnover rate G	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.11	.09
Net realized and unrealized gain (loss)	3.67	1.85
Total from investment operations	3.78	1.94
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.29)	-
Redemption fees added to paid in capital D	- J	-
Net asset value, end of period	$ 26.63	$ 23.14
Total Return B,C	16.53%	9.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.59% A
Expenses net of fee waivers, if any	.73% A	.59% A
Expenses net of all reductions	.68% A	.58% A
Net investment income (loss)	.90% A	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 1
Portfolio turnover rate F	90% A, I	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81
Income from Investment Operations
Net investment income (loss) D	.12	.15	.14 G	.04	.08	.07
Net realized and unrealized gain (loss)	3.68	3.15	(.15)	3.69	5.40	(13.41)
Total from investment operations	3.80	3.30	(.01)	3.73	5.48	(13.34)
Distributions from net investment income	(.20)	(.17)	-	(.08) H	-	-
Distributions from net realized gain	(.04)	-	-	(.03) H	-	(3.55)
Total distributions	(.24)	(.17)	-	(.11)	-	(3.55)
Redemption fees added to paid in capital D	- K	-	-	-	-	-
Net asset value, end of period	$ 26.70	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92
Total Return B,C	16.60%	16.66%	(.05)%	22.86%	50.18%	(54.92)%
Ratios to Average Net Assets E,I
Expenses before reductions	.68% A	.65%	.62%	.54%	.50%	.79%
Expenses net of fee waivers, if any	.68% A	.65%	.62%	.54%	.50%	.79%
Expenses net of all reductions	.63% A	.64%	.61%	.52%	.47%	.77%
Net investment income (loss)	.95% A	.71%	.69% G	.20%	.59%	.32%
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 172	$ 234	$ 354	$ 319	$ 267
Portfolio turnover rate F	90% A, J	72%	198%	141%	244%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 292,218
Gross unrealized depreciation	(71,627)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,591

Tax cost	$ 1,851,116

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (2,405)
2016	(654,641)
2017	(161,063)
Total with expiration	$ (818,109)
No expiration
Short-term	(292)
Total capital loss carryforward	$ (818,401)

The Fund acquired $12,892 of capital loss carryforwards from Fidelity Mid Cap Growth Fund and $3,960 of capital loss carryforwards from Fidelity Advisor Growth Strategies Fund when they merged into the Fund in January 2013. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $6,594 and $935, respectively, per year. As a result, at least $1,012 of the losses acquired from Fidelity Advisor Growth Strategies Fund will expire unused and is not included in the table above.

Semiannual Report

3. Significant Accounting Policies - continued

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,504 and a change in net unrealized appreciation (depreciation) of $(303) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $831,548 and $988,725, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 790	$ 53
Class T	.25%	.25%	1,970	-
Class B	.75%	.25%	112	84
Class C	.75%	.25%	775	16
			$ 3,647	$ 153

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	11
Class B*	8
Class C*	2
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 777.25
Class T	798.20
Class B	34.30
Class C	185.24
Fidelity Stock Selector Mid Cap Fund	210.26
Institutional Class	201.21
	$ 2,205

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $208. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $500 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 3,606	$ 3,191
Class T	2,972	1,890
Class C	121	-
Fidelity Stock Selector Mid Cap Fund A	16	-
Institutional Class	1,457	1,956
Total	$ 8,172	$ 7,037

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended May 31, 2013	Year ended November 30, 2012
From net realized gain
Class A	$ 1,106	$ -
Class T	1,403	-
Class C	54	-
Fidelity Stock Selector Mid Cap Fund A	3	-
Institutional Class	307	-
Total	$ 2,873	$ -

A Distributions for Fidelity Stock Selector Mid Cap Fund are for the period June 6, 2012 (commencement of sale of shares) to May 31, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Class A
Shares sold	818	2,534	$ 19,562	$ 52,691
Issued in exchange for shares of Fidelity Advisor Growth Strategies	483	-	11,196	-
Issued in exchange for shares of Fidelity Mid Cap Growth	410	-	9,497	-
Reinvestment of distributions	196	158	4,309	2,914
Shares redeemed	(3,047)	(9,598)	(72,334)	(199,005)
Net increase (decrease)	(1,140)	(6,906)	$ (27,770)	$ (143,400)
Class T
Shares sold	1,715	3,511	$ 41,421	$ 74,253
Issued in exchange for shares of Fidelity Advisor Growth Strategies	643	-	15,054	-
Issued in exchange for shares of Fidelity Mid Cap Growth	182	-	4,267	-
Reinvestment of distributions	188	96	4,170	1,803
Shares redeemed	(5,445)	(14,999)	(130,875)	(312,249)
Net increase (decrease)	(2,717)	(11,392)	$ (65,963)	$ (236,193)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Class B
Shares sold	3	3	$ 42	$ 54
Issued in exchange for shares of Fidelity Advisor Growth Strategies	75	-	1,640	-
Issued in exchange for shares of Fidelity Mid Cap Growth	28	-	614	-
Reinvestment of distributions	-	-	-	-
Shares redeemed	(241)	(540)	(5,399)	(10,540)
Net increase (decrease)	(135)	(537)	$ (3,103)	$ (10,486)
Class C
Shares sold	130	225	$ 2,946	$ 4,440
Issued in exchange for shares of Fidelity Advisor Growth Strategies	209	-	4,553	-
Issued in exchange for shares of Fidelity Mid Cap Growth	219	-	4,769	-
Reinvestment of distributions	7	-	152	-
Shares redeemed	(620)	(1,754)	(13,854)	(34,462)
Net increase (decrease)	(55)	(1,529)	$ (1,434)	$ (30,022)
Fidelity Stock Selector Mid Cap
Shares sold	657	69	$ 16,588	$ 1,562
Issued in exchange for shares of Fidelity Mid Cap Growth	8,810	-	212,139	-
Reinvestment of distributions	1	-	16	-
Shares redeemed	(1,629)	(4)	(40,636)	(89)
Net increase (decrease)	7,839	65	$ 188,107	$ 1,473

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013A	Year ended November 30, 2012	Six months ended May 31, 2013 A	Year ended November 30, 2012
Institutional Class
Shares sold	707	1,655	$ 17,598	$ 35,850
Issued in exchange for shares of Fidelity Advisor Growth Strategies	20	-	479	-
Issued in exchange for shares of Fidelity Mid Cap Growth	37	-	888	-
Reinvestment of distributions	68	93	1,564	1,794
Shares redeemed	(712)	(6,043)	(17,685)	(129,543)
Net increase (decrease)	120	(4,295)	$ 2,844	$ (91,899)

A Share transactions for Fidelity Stock Selector Mid Cap Fund are for the period June 6, 2012 (commencement of sale of shares) to May 31, 2013

12. Merger Information.

On January 11, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on June 12, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $32,922, including securities of $32,974 and unrealized appreciation of $2,113 for Fidelity Advisor Growth Strategies Fund; and net assets of $232,174, including securities of $233,755 and unrealized appreciation of $14,520 for Fidelity Mid Cap Growth Fund were combined with the Fund's net assets of $1,716,041 for total net assets after the acquisition of $1,981,137.

Pro forma results of operations of the combined entity for the entire period ended May  31, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 5,799
Total net realized gain (loss)	155,808
Total change in net unrealized appreciation (depreciation)	138,023
Net increase (decrease) in net assets resulting from operations	$ 299,630

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

SKD-USAN-0713
1.940901.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,119.10	$ 6.60
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,117.20	$ 7.92
Hypothetical A		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,114.90	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,114.50	$ 10.54
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,120.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	8.1
Google, Inc. Class A	4.7	3.0
The Coca-Cola Co.	2.6	1.6
Gilead Sciences, Inc.	2.5	1.6
Oracle Corp.	2.4	2.2
Home Depot, Inc.	2.2	2.1
Amgen, Inc.	2.0	2.5
Microsoft Corp.	1.8	1.7
Visa, Inc. Class A	1.6	1.9
QUALCOMM, Inc.	1.6	1.9
	26.5
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	30.7
Consumer Discretionary	18.4	17.6
Health Care	16.9	12.7
Consumer Staples	11.6	11.0
Industrials	10.5	10.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.6%		Stocks 96.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	10.3%	** Foreign investments	7.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Automobiles - 0.3%
Nissan Motor Co. Ltd.	11,200	$ 120,948
Tesla Motors, Inc. (a)	400	39,104
		160,052
Distributors - 0.8%
LKQ Corp. (a)	16,629	407,078
Diversified Consumer Services - 1.2%
H&R Block, Inc.	19,672	575,799
Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp.	1,863	107,868
McDonald's Corp.	3,184	307,479
Starbucks Corp.	8,039	507,020
Wyndham Worldwide Corp.	3,089	179,533
Yum! Brands, Inc.	2,300	155,825
		1,257,725
Household Durables - 1.3%
Toll Brothers, Inc. (a)	11,180	382,021
Whirlpool Corp.	2,010	256,798
		638,819
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	2,317	623,343
priceline.com, Inc. (a)	640	514,515
		1,137,858
Leisure Equipment & Products - 0.4%
Mattel, Inc.	4,345	194,439
Media - 2.0%
CBS Corp. Class B	6,462	319,869
Comcast Corp. Class A	16,696	670,344
		990,213
Multiline Retail - 0.5%
Dollar General Corp. (a)	4,661	246,101
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	17,246	341,298
Dick's Sporting Goods, Inc.	5,066	265,154
Home Depot, Inc.	13,798	1,085,351
Lowe's Companies, Inc.	3,884	163,555
Ross Stores, Inc.	4,920	316,356
Tractor Supply Co.	1,219	136,504
		2,308,218
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.1%
lululemon athletica, Inc. (a)	3,682	$ 286,496
Michael Kors Holdings Ltd. (a)	3,510	220,498
NIKE, Inc. Class B	5,215	321,557
PVH Corp.	1,500	172,785
		1,001,336
TOTAL CONSUMER DISCRETIONARY		8,917,638
CONSUMER STAPLES - 11.6%
Beverages - 4.1%
Beam, Inc.	2,217	143,750
Monster Beverage Corp. (a)	4,100	223,819
PepsiCo, Inc.	3,489	281,807
Remy Cointreau SA	800	92,729
The Coca-Cola Co.	31,322	1,252,567
		1,994,672
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	10,588	609,657
Safeway, Inc.	7,400	170,274
Wal-Mart Stores, Inc.	4,620	345,761
Walgreen Co.	4,396	209,953
		1,335,645
Food Products - 1.1%
Bunge Ltd.	4,153	289,049
Mead Johnson Nutrition Co. Class A	2,763	223,996
		513,045
Household Products - 0.9%
Procter & Gamble Co.	5,400	414,504
Tobacco - 2.7%
Altria Group, Inc.	11,585	418,219
British American Tobacco PLC (United Kingdom)	4,411	242,379
Japan Tobacco, Inc.	11,400	387,976
Lorillard, Inc.	6,577	279,128
		1,327,702
TOTAL CONSUMER STAPLES		5,585,568
Common Stocks - continued
	Shares	Value
ENERGY - 3.4%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	4,200	$ 255,654
Ensco PLC Class A	5,430	326,723
Halliburton Co.	5,800	242,730
National Oilwell Varco, Inc.	1,520	106,856
Schlumberger Ltd.	3,180	232,235
		1,164,198
Oil, Gas & Consumable Fuels - 1.0%
Noble Energy, Inc.	3,200	184,480
The Williams Companies, Inc.	8,960	315,213
		499,693
TOTAL ENERGY		1,663,891
FINANCIALS - 7.2%
Capital Markets - 1.1%
The Blackstone Group LP	17,589	385,023
UBS AG (NY Shares)	7,500	131,475
		516,498
Commercial Banks - 0.9%
Wells Fargo & Co.	10,686	433,317
Consumer Finance - 1.4%
Capital One Financial Corp.	4,800	292,464
SLM Corp.	16,989	403,319
		695,783
Diversified Financial Services - 2.4%
Bank of America Corp.	36,400	497,224
Citigroup, Inc.	8,641	449,246
McGraw-Hill Companies, Inc.	3,963	216,182
		1,162,652
Real Estate Investment Trusts - 0.8%
American Tower Corp.	5,140	400,098
Real Estate Management & Development - 0.4%
Hongkong Land Holdings Ltd.	14,000	96,788
The St. Joe Co. (a)	4,100	83,722
		180,510
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc. (a)	2,300	$ 93,633
TOTAL FINANCIALS		3,482,491
HEALTH CARE - 16.9%
Biotechnology - 8.0%
Alexion Pharmaceuticals, Inc. (a)	2,870	279,940
Amgen, Inc.	9,445	949,506
Biogen Idec, Inc. (a)	1,837	436,269
BioMarin Pharmaceutical, Inc. (a)	2,600	163,020
Celgene Corp. (a)	4,255	526,131
Gilead Sciences, Inc. (a)	21,821	1,188,808
Regeneron Pharmaceuticals, Inc. (a)	300	72,561
Theravance, Inc. (a)	7,535	264,026
		3,880,261
Health Care Equipment & Supplies - 1.7%
Ansell Ltd.	12,528	206,420
Boston Scientific Corp. (a)	40,995	378,794
The Cooper Companies, Inc.	1,950	220,370
		805,584
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	9,673	274,230
Catamaran Corp. (a)	2,880	141,285
Express Scripts Holding Co. (a)	10,411	646,731
		1,062,246
Health Care Technology - 0.5%
Cerner Corp. (a)	2,400	235,872
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	3,566	250,761
Pharmaceuticals - 4.0%
AbbVie, Inc.	11,542	492,728
Actavis, Inc. (a)	2,542	313,403
Allergan, Inc.	2,300	228,827
Johnson & Johnson	2,605	219,289
Merck & Co., Inc.	5,256	245,455
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,800	$ 257,624
Warner Chilcott PLC	9,800	188,160
		1,945,486
TOTAL HEALTH CARE		8,180,210
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
The Boeing Co.	1,200	118,824
TransDigm Group, Inc.	874	127,691
United Technologies Corp.	7,513	712,984
		959,499
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	7,239	621,830
Airlines - 0.4%
Delta Air Lines, Inc. (a)	9,800	176,498
Electrical Equipment - 2.7%
Eaton Corp. PLC	8,088	534,293
Emerson Electric Co.	6,834	392,682
Generac Holdings, Inc.	9,100	368,550
		1,295,525
Industrial Conglomerates - 0.4%
General Electric Co.	8,177	190,688
Machinery - 2.0%
Cummins, Inc.	2,850	340,946
Ingersoll-Rand PLC	6,307	362,842
Manitowoc Co., Inc.	13,278	278,971
		982,759
Road & Rail - 1.7%
CSX Corp.	15,836	399,226
Hertz Global Holdings, Inc. (a)	7,964	205,710
Union Pacific Corp.	1,444	223,271
		828,207
TOTAL INDUSTRIALS		5,055,006
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	10,600	$ 255,248
QUALCOMM, Inc.	12,315	781,756
		1,037,004
Computers & Peripherals - 6.1%
Apple, Inc.	5,434	2,443,559
EMC Corp.	19,453	481,656
		2,925,215
Internet Software & Services - 5.9%
eBay, Inc. (a)	2,930	158,513
Facebook, Inc. Class A	10,571	257,404
Google, Inc. Class A (a)	2,611	2,272,641
LinkedIn Corp. (a)	900	150,777
Trulia, Inc.	200	6,148
		2,845,483
IT Services - 5.0%
Accenture PLC Class A	5,870	481,986
Amdocs Ltd.	6,720	239,904
IBM Corp.	1,747	363,411
MasterCard, Inc. Class A	960	547,440
Visa, Inc. Class A	4,434	789,873
		2,422,614
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. Class A	14,858	533,551
NXP Semiconductors NV (a)	3,500	107,975
		641,526
Software - 7.1%
Check Point Software Technologies Ltd. (a)	4,105	205,578
Concur Technologies, Inc. (a)	1,800	145,314
Guidewire Software, Inc. (a)	5,840	239,206
Microsoft Corp.	25,110	875,837
Oracle Corp.	33,484	1,130,420
salesforce.com, Inc. (a)	8,276	350,323
Splunk, Inc. (a)	3,212	150,193
Workday, Inc. Class A	5,113	328,408
		3,425,279
TOTAL INFORMATION TECHNOLOGY		13,297,121
Common Stocks - continued
	Shares	Value
MATERIALS - 3.3%
Chemicals - 2.5%
Eastman Chemical Co.	4,460	$ 319,871
FMC Corp.	2,819	176,779
Monsanto Co.	7,046	709,109
		1,205,759
Construction Materials - 0.8%
Vulcan Materials Co.	6,873	368,255
TOTAL MATERIALS		1,574,014
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	13,056	377,971
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $41,169,849)		48,133,910
NET OTHER ASSETS (LIABILITIES) - 0.4%		213,866
NET ASSETS - 100%		$ 48,347,776
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 656
Fidelity Securities Lending Cash Central Fund	912
Total	$ 1,568
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,917,638	$ 8,796,690	$ 120,948	$ -
Consumer Staples	5,585,568	4,955,213	630,355	-
Energy	1,663,891	1,663,891	-	-
Financials	3,482,491	3,385,703	96,788	-
Health Care	8,180,210	7,973,790	206,420	-
Industrials	5,055,006	5,055,006	-	-
Information Technology	13,297,121	13,297,121	-	-
Materials	1,574,014	1,574,014	-	-
Telecommunication Services	377,971	377,971	-	-
Total Investments in Securities:	$ 48,133,910	$ 47,079,399	$ 1,054,511	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.7%
Ireland	3.2%
United Kingdom	2.0%
Japan	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $41,169,849)		$ 48,133,910
Receivable for investments sold		776,362
Receivable for fund shares sold		23,140
Dividends receivable		54,717
Distributions receivable from Fidelity Central Funds		34
Prepaid expenses		26
Receivable from investment adviser for expense reductions		3,237
Other receivables		790
Total assets		48,992,216

Liabilities
Payable to custodian bank	$ 18,540
Payable for investments purchased	506,539
Payable for fund shares redeemed	21,697
Accrued management fee	22,583
Distribution and service plan fees payable	18,562
Other affiliated payables	12,761
Other payables and accrued expenses	43,758
Total liabilities		644,440

Net Assets		$ 48,347,776
Net Assets consist of:
Paid in capital		$ 39,591,998
Distributions in excess of net investment income		(63,717)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,855,543
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,963,952
Net Assets		$ 48,347,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,506,369 ÷ 1,715,805 shares)	$ 14.87

Maximum offering price per share (100/94.25 of $14.87)	$ 15.78
Class T: Net Asset Value and redemption price per share ($11,805,994 ÷ 821,891 shares)	$ 14.36

Maximum offering price per share (100/96.50 of $14.36)	$ 14.88
Class B: Net Asset Value and offering price per share ($1,300,299 ÷ 97,101 shares)A	$ 13.39

Class C: Net Asset Value and offering price per share ($8,029,019 ÷ 602,491 shares)A	$ 13.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,706,095 ÷ 111,386 shares)	$ 15.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 364,796
Income from Fidelity Central Funds		1,568
Total income		366,364

Expenses
Management fee Basic fee	$ 132,061
Performance adjustment	6,613
Transfer agent fees	68,622
Distribution and service plan fees	109,319
Accounting and security lending fees	9,268
Custodian fees and expenses	19,178
Independent trustees' compensation	145
Registration fees	37,069
Audit	26,453
Legal	7,017
Miscellaneous	14,826
Total expenses before reductions	430,571
Expense reductions	(87,935)	342,636
Net investment income (loss)		23,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,446,998
Foreign currency transactions	709
Total net realized gain (loss)		2,447,707
Change in net unrealized appreciation (depreciation) on: Investment securities	2,854,661
Assets and liabilities in foreign currencies	(99)
Total change in net unrealized appreciation (depreciation)		2,854,562
Net gain (loss)		5,302,269
Net increase (decrease) in net assets resulting from operations		$ 5,325,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,728	$ (12,352)
Net realized gain (loss)	2,447,707	3,037,247
Change in net unrealized appreciation (depreciation)	2,854,562	2,297,156
Net increase (decrease) in net assets resulting from operations	5,325,997	5,322,051
Distributions to shareholders from net investment income	(87,712)	-
Share transactions - net increase (decrease)	(3,591,304)	12,719,897
Total increase (decrease) in net assets	1,646,981	18,041,948

Net Assets
Beginning of period	46,700,795	28,658,847
End of period (including distributions in excess of net investment income of $63,717 and undistributed net investment income of $267, respectively)	$ 48,347,776	$ 46,700,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.46	$ 10.73	$ 9.11	$ 6.33	$ 11.54
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.05)	(.03)	.01	(.02)
Net realized and unrealized gain (loss)	1.56	1.84	.78	1.65	2.77	(5.19)
Total from investment operations	1.58	1.87	.73	1.62	2.78	(5.21)
Distributions from net investment income	(.04)	-	-	-	-	-
Net asset value, end of period	$ 14.87	$ 13.33	$ 11.46	$ 10.73	$ 9.11	$ 6.33
Total Return B,C,D	11.91%	16.32%	6.80%	17.78%	43.92%	(45.15)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.61% A	1.58%	1.77%	1.85%	2.04%	1.86%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.24%	1.24%	1.25%	1.24%	1.25%
Net investment income (loss)	.31% A	.20%	(.41)%	(.34)%	.08%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,506	$ 23,183	$ 11,109	$ 7,055	$ 6,991	$ 4,113
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.08	$ 10.40	$ 8.85	$ 6.17	$ 11.27
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	(.07)	(.06)	(.01)	(.04)
Net realized and unrealized gain (loss)	1.51	1.79	.75	1.61	2.69	(5.06)
Total from investment operations	1.51	1.78	.68	1.55	2.68	(5.10)
Distributions from net investment income	(.01)	-	-	-	-	-
Net asset value, end of period	$ 14.36	$ 12.86	$ 11.08	$ 10.40	$ 8.85	$ 6.17
Total Return B,C,D	11.72%	16.06%	6.54%	17.51%	43.44%	(45.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.88%	2.06%	2.14%	2.34%	2.15%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.48% A	1.49%	1.49%	1.50%	1.49%	1.50%
Net investment income (loss)	.06% A	(.05)%	(.66)%	(.59)%	(.17)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,806	$ 11,757	$ 9,019	$ 7,501	$ 6,651	$ 4,755
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.40	$ 9.82	$ 8.40	$ 5.88	$ 10.80
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.12)	(.10)	(.05)	(.09)
Net realized and unrealized gain (loss)	1.41	1.67	.70	1.52	2.57	(4.83)
Total from investment operations	1.38	1.61	.58	1.42	2.52	(4.92)
Net asset value, end of period	$ 13.39	$ 12.01	$ 10.40	$ 9.82	$ 8.40	$ 5.88
Total Return B,C,D	11.49%	15.48%	5.91%	16.90%	42.86%	(45.56)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.36% A	2.38%	2.54%	2.60%	2.79%	2.62%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98% A	2.00%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	(.44)% A	(.55)%	(1.16)%	(1.09)%	(.67)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,300	$ 1,408	$ 1,653	$ 2,099	$ 2,314	$ 1,785
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.35	$ 9.77	$ 8.35	$ 5.85	$ 10.75
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.12)	(.10)	(.05)	(.09)
Net realized and unrealized gain (loss)	1.40	1.67	.70	1.52	2.55	(4.81)
Total from investment operations	1.37	1.61	.58	1.42	2.50	(4.90)
Net asset value, end of period	$ 13.33	$ 11.96	$ 10.35	$ 9.77	$ 8.35	$ 5.85
Total Return B,C,D	11.45%	15.56%	5.94%	17.01%	42.74%	(45.58)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.29% A	2.30%	2.51%	2.64%	2.79%	2.62%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98% A	1.99%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.44)% A	(.55)%	(1.16)%	(1.09)%	(.67)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,029	$ 8,565	$ 6,422	$ 2,628	$ 2,065	$ 1,492
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.74	$ 11.78	$ 11.01	$ 9.32	$ 6.47	$ 11.75
Income from Investment Operations
Net investment income (loss) D	.04	.06	(.02)	(.01)	.02	.01
Net realized and unrealized gain (loss)	1.61	1.90	.79	1.70	2.83	(5.29)
Total from investment operations	1.65	1.96	.77	1.69	2.85	(5.28)
Distributions from net investment income	(.07)	-	-	-	-	-
Net asset value, end of period	$ 15.32	$ 13.74	$ 11.78	$ 11.01	$ 9.32	$ 6.47
Total Return B,C	12.08%	16.64%	6.99%	18.13%	44.05%	(44.94)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.31% A	1.22%	1.39%	1.49%	1.83%	1.54%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98% A	.99%	.99%	.99%	1.00%	1.00%
Net investment income (loss)	.56% A	.45%	(.16)%	(.09)%	.33%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,706	$ 1,787	$ 456	$ 342	$ 97	$ 99
Portfolio turnover rate F	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on December 14, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,269,312
Gross unrealized depreciation	(517,801)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,751,511

Tax cost	$ 41,382,399

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (473,695)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,546,739 and $38,973,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,276	$ 531
Class T	.25%	.25%	29,058	140
Class B	.75%	.25%	6,812	5,116
Class C	.75%	.25%	43,173	6,196
			$ 109,319	$ 11,983

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,184
Class T	1,635
Class B*	485
Class C*	982
$ 5,286

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 35,959.30
Class T	18,674.32
Class B	2,053.30
Class C	9,801.23
Institutional Class	2,135.25
	$ 68,622

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,394 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $912. During the period, there were no securities loaned to FCM.
8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 43,264
Class T	1.50%	22,193
Class B	2.00%	2,497
Class C	2.00%	12,637
Institutional Class	1.00%	2,674
		$ 83,265

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,664 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 72,893	$ -
Class T	5,419	-
Institutional Class	9,400	-
Total	$ 87,712	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	160,386	1,164,609	$ 2,239,779	$ 14,826,119
Reinvestment of distributions	5,252	-	69,069	-
Shares redeemed	(189,226)	(394,891)	(2,646,595)	(4,983,157)
Net increase (decrease)	(23,588)	769,718	$ (337,747)	$ 9,842,962

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class T
Shares sold	59,283	251,774	$ 796,076	$ 2,982,650
Reinvestment of distributions	418	-	5,313	-
Shares redeemed	(152,035)	(151,423)	(2,038,898)	(1,839,691)
Net increase (decrease)	(92,334)	100,351	$ (1,237,509)	$ 1,142,959
Class B
Shares sold	1,863	5,207	$ 22,784	$ 58,908
Shares redeemed	(21,973)	(46,873)	(276,765)	(536,274)
Net increase (decrease)	(20,110)	(41,666)	$ (253,981)	$ (477,366)
Class C
Shares sold	47,091	390,637	$ 590,390	$ 4,316,746
Shares redeemed	(161,063)	(294,484)	(2,084,575)	(3,287,049)
Net increase (decrease)	(113,972)	96,153	$ (1,494,185)	$ 1,029,697
Institutional Class
Shares sold	20,282	131,744	$ 291,175	$ 1,692,793
Reinvestment of distributions	483	-	6,529	-
Shares redeemed	(39,378)	(40,422)	(565,586)	(511,148)
Net increase (decrease)	(18,613)	91,322	$ (267,882)	$ 1,181,645

11. Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Fund's shareholders approved the reorganization that became effective on June 21, 2013. The reorganization qualified as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 2

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor Strategic Growth Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity Advisor Strategic Growth Fund's liabilities, in complete liquidation of Fidelity Advisor Strategic Growth Fund.

	# of Votes	% of Votes
Affirmative	19,661,771.15	73.412
Against	488,941.02	1.826
Abstain	1,807,671.07	6.749
Broker Non-Votes	4,824,335.67	18.013
TOTAL	26,782,718.91	100.000

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ATQGI-USAN-0713
1.786804.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,119.10	$ 6.60
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,117.20	$ 7.92
Hypothetical A		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,114.90	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,114.50	$ 10.54
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,120.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	8.1
Google, Inc. Class A	4.7	3.0
The Coca-Cola Co.	2.6	1.6
Gilead Sciences, Inc.	2.5	1.6
Oracle Corp.	2.4	2.2
Home Depot, Inc.	2.2	2.1
Amgen, Inc.	2.0	2.5
Microsoft Corp.	1.8	1.7
Visa, Inc. Class A	1.6	1.9
QUALCOMM, Inc.	1.6	1.9
	26.5
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	30.7
Consumer Discretionary	18.4	17.6
Health Care	16.9	12.7
Consumer Staples	11.6	11.0
Industrials	10.5	10.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.6%		Stocks 96.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	10.3%	** Foreign investments	7.8%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Automobiles - 0.3%
Nissan Motor Co. Ltd.	11,200	$ 120,948
Tesla Motors, Inc. (a)	400	39,104
		160,052
Distributors - 0.8%
LKQ Corp. (a)	16,629	407,078
Diversified Consumer Services - 1.2%
H&R Block, Inc.	19,672	575,799
Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp.	1,863	107,868
McDonald's Corp.	3,184	307,479
Starbucks Corp.	8,039	507,020
Wyndham Worldwide Corp.	3,089	179,533
Yum! Brands, Inc.	2,300	155,825
		1,257,725
Household Durables - 1.3%
Toll Brothers, Inc. (a)	11,180	382,021
Whirlpool Corp.	2,010	256,798
		638,819
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	2,317	623,343
priceline.com, Inc. (a)	640	514,515
		1,137,858
Leisure Equipment & Products - 0.4%
Mattel, Inc.	4,345	194,439
Media - 2.0%
CBS Corp. Class B	6,462	319,869
Comcast Corp. Class A	16,696	670,344
		990,213
Multiline Retail - 0.5%
Dollar General Corp. (a)	4,661	246,101
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	17,246	341,298
Dick's Sporting Goods, Inc.	5,066	265,154
Home Depot, Inc.	13,798	1,085,351
Lowe's Companies, Inc.	3,884	163,555
Ross Stores, Inc.	4,920	316,356
Tractor Supply Co.	1,219	136,504
		2,308,218
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.1%
lululemon athletica, Inc. (a)	3,682	$ 286,496
Michael Kors Holdings Ltd. (a)	3,510	220,498
NIKE, Inc. Class B	5,215	321,557
PVH Corp.	1,500	172,785
		1,001,336
TOTAL CONSUMER DISCRETIONARY		8,917,638
CONSUMER STAPLES - 11.6%
Beverages - 4.1%
Beam, Inc.	2,217	143,750
Monster Beverage Corp. (a)	4,100	223,819
PepsiCo, Inc.	3,489	281,807
Remy Cointreau SA	800	92,729
The Coca-Cola Co.	31,322	1,252,567
		1,994,672
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	10,588	609,657
Safeway, Inc.	7,400	170,274
Wal-Mart Stores, Inc.	4,620	345,761
Walgreen Co.	4,396	209,953
		1,335,645
Food Products - 1.1%
Bunge Ltd.	4,153	289,049
Mead Johnson Nutrition Co. Class A	2,763	223,996
		513,045
Household Products - 0.9%
Procter & Gamble Co.	5,400	414,504
Tobacco - 2.7%
Altria Group, Inc.	11,585	418,219
British American Tobacco PLC (United Kingdom)	4,411	242,379
Japan Tobacco, Inc.	11,400	387,976
Lorillard, Inc.	6,577	279,128
		1,327,702
TOTAL CONSUMER STAPLES		5,585,568
Common Stocks - continued
	Shares	Value
ENERGY - 3.4%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	4,200	$ 255,654
Ensco PLC Class A	5,430	326,723
Halliburton Co.	5,800	242,730
National Oilwell Varco, Inc.	1,520	106,856
Schlumberger Ltd.	3,180	232,235
		1,164,198
Oil, Gas & Consumable Fuels - 1.0%
Noble Energy, Inc.	3,200	184,480
The Williams Companies, Inc.	8,960	315,213
		499,693
TOTAL ENERGY		1,663,891
FINANCIALS - 7.2%
Capital Markets - 1.1%
The Blackstone Group LP	17,589	385,023
UBS AG (NY Shares)	7,500	131,475
		516,498
Commercial Banks - 0.9%
Wells Fargo & Co.	10,686	433,317
Consumer Finance - 1.4%
Capital One Financial Corp.	4,800	292,464
SLM Corp.	16,989	403,319
		695,783
Diversified Financial Services - 2.4%
Bank of America Corp.	36,400	497,224
Citigroup, Inc.	8,641	449,246
McGraw-Hill Companies, Inc.	3,963	216,182
		1,162,652
Real Estate Investment Trusts - 0.8%
American Tower Corp.	5,140	400,098
Real Estate Management & Development - 0.4%
Hongkong Land Holdings Ltd.	14,000	96,788
The St. Joe Co. (a)	4,100	83,722
		180,510
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc. (a)	2,300	$ 93,633
TOTAL FINANCIALS		3,482,491
HEALTH CARE - 16.9%
Biotechnology - 8.0%
Alexion Pharmaceuticals, Inc. (a)	2,870	279,940
Amgen, Inc.	9,445	949,506
Biogen Idec, Inc. (a)	1,837	436,269
BioMarin Pharmaceutical, Inc. (a)	2,600	163,020
Celgene Corp. (a)	4,255	526,131
Gilead Sciences, Inc. (a)	21,821	1,188,808
Regeneron Pharmaceuticals, Inc. (a)	300	72,561
Theravance, Inc. (a)	7,535	264,026
		3,880,261
Health Care Equipment & Supplies - 1.7%
Ansell Ltd.	12,528	206,420
Boston Scientific Corp. (a)	40,995	378,794
The Cooper Companies, Inc.	1,950	220,370
		805,584
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	9,673	274,230
Catamaran Corp. (a)	2,880	141,285
Express Scripts Holding Co. (a)	10,411	646,731
		1,062,246
Health Care Technology - 0.5%
Cerner Corp. (a)	2,400	235,872
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	3,566	250,761
Pharmaceuticals - 4.0%
AbbVie, Inc.	11,542	492,728
Actavis, Inc. (a)	2,542	313,403
Allergan, Inc.	2,300	228,827
Johnson & Johnson	2,605	219,289
Merck & Co., Inc.	5,256	245,455
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,800	$ 257,624
Warner Chilcott PLC	9,800	188,160
		1,945,486
TOTAL HEALTH CARE		8,180,210
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
The Boeing Co.	1,200	118,824
TransDigm Group, Inc.	874	127,691
United Technologies Corp.	7,513	712,984
		959,499
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	7,239	621,830
Airlines - 0.4%
Delta Air Lines, Inc. (a)	9,800	176,498
Electrical Equipment - 2.7%
Eaton Corp. PLC	8,088	534,293
Emerson Electric Co.	6,834	392,682
Generac Holdings, Inc.	9,100	368,550
		1,295,525
Industrial Conglomerates - 0.4%
General Electric Co.	8,177	190,688
Machinery - 2.0%
Cummins, Inc.	2,850	340,946
Ingersoll-Rand PLC	6,307	362,842
Manitowoc Co., Inc.	13,278	278,971
		982,759
Road & Rail - 1.7%
CSX Corp.	15,836	399,226
Hertz Global Holdings, Inc. (a)	7,964	205,710
Union Pacific Corp.	1,444	223,271
		828,207
TOTAL INDUSTRIALS		5,055,006
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	10,600	$ 255,248
QUALCOMM, Inc.	12,315	781,756
		1,037,004
Computers & Peripherals - 6.1%
Apple, Inc.	5,434	2,443,559
EMC Corp.	19,453	481,656
		2,925,215
Internet Software & Services - 5.9%
eBay, Inc. (a)	2,930	158,513
Facebook, Inc. Class A	10,571	257,404
Google, Inc. Class A (a)	2,611	2,272,641
LinkedIn Corp. (a)	900	150,777
Trulia, Inc.	200	6,148
		2,845,483
IT Services - 5.0%
Accenture PLC Class A	5,870	481,986
Amdocs Ltd.	6,720	239,904
IBM Corp.	1,747	363,411
MasterCard, Inc. Class A	960	547,440
Visa, Inc. Class A	4,434	789,873
		2,422,614
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. Class A	14,858	533,551
NXP Semiconductors NV (a)	3,500	107,975
		641,526
Software - 7.1%
Check Point Software Technologies Ltd. (a)	4,105	205,578
Concur Technologies, Inc. (a)	1,800	145,314
Guidewire Software, Inc. (a)	5,840	239,206
Microsoft Corp.	25,110	875,837
Oracle Corp.	33,484	1,130,420
salesforce.com, Inc. (a)	8,276	350,323
Splunk, Inc. (a)	3,212	150,193
Workday, Inc. Class A	5,113	328,408
		3,425,279
TOTAL INFORMATION TECHNOLOGY		13,297,121
Common Stocks - continued
	Shares	Value
MATERIALS - 3.3%
Chemicals - 2.5%
Eastman Chemical Co.	4,460	$ 319,871
FMC Corp.	2,819	176,779
Monsanto Co.	7,046	709,109
		1,205,759
Construction Materials - 0.8%
Vulcan Materials Co.	6,873	368,255
TOTAL MATERIALS		1,574,014
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	13,056	377,971
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $41,169,849)		48,133,910
NET OTHER ASSETS (LIABILITIES) - 0.4%		213,866
NET ASSETS - 100%		$ 48,347,776
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 656
Fidelity Securities Lending Cash Central Fund	912
Total	$ 1,568
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,917,638	$ 8,796,690	$ 120,948	$ -
Consumer Staples	5,585,568	4,955,213	630,355	-
Energy	1,663,891	1,663,891	-	-
Financials	3,482,491	3,385,703	96,788	-
Health Care	8,180,210	7,973,790	206,420	-
Industrials	5,055,006	5,055,006	-	-
Information Technology	13,297,121	13,297,121	-	-
Materials	1,574,014	1,574,014	-	-
Telecommunication Services	377,971	377,971	-	-
Total Investments in Securities:	$ 48,133,910	$ 47,079,399	$ 1,054,511	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.7%
Ireland	3.2%
United Kingdom	2.0%
Japan	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $41,169,849)		$ 48,133,910
Receivable for investments sold		776,362
Receivable for fund shares sold		23,140
Dividends receivable		54,717
Distributions receivable from Fidelity Central Funds		34
Prepaid expenses		26
Receivable from investment adviser for expense reductions		3,237
Other receivables		790
Total assets		48,992,216

Liabilities
Payable to custodian bank	$ 18,540
Payable for investments purchased	506,539
Payable for fund shares redeemed	21,697
Accrued management fee	22,583
Distribution and service plan fees payable	18,562
Other affiliated payables	12,761
Other payables and accrued expenses	43,758
Total liabilities		644,440

Net Assets		$ 48,347,776
Net Assets consist of:
Paid in capital		$ 39,591,998
Distributions in excess of net investment income		(63,717)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,855,543
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,963,952
Net Assets		$ 48,347,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,506,369 ÷ 1,715,805 shares)	$ 14.87

Maximum offering price per share (100/94.25 of $14.87)	$ 15.78
Class T: Net Asset Value and redemption price per share ($11,805,994 ÷ 821,891 shares)	$ 14.36

Maximum offering price per share (100/96.50 of $14.36)	$ 14.88
Class B: Net Asset Value and offering price per share ($1,300,299 ÷ 97,101 shares)A	$ 13.39

Class C: Net Asset Value and offering price per share ($8,029,019 ÷ 602,491 shares)A	$ 13.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,706,095 ÷ 111,386 shares)	$ 15.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 364,796
Income from Fidelity Central Funds		1,568
Total income		366,364

Expenses
Management fee Basic fee	$ 132,061
Performance adjustment	6,613
Transfer agent fees	68,622
Distribution and service plan fees	109,319
Accounting and security lending fees	9,268
Custodian fees and expenses	19,178
Independent trustees' compensation	145
Registration fees	37,069
Audit	26,453
Legal	7,017
Miscellaneous	14,826
Total expenses before reductions	430,571
Expense reductions	(87,935)	342,636
Net investment income (loss)		23,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,446,998
Foreign currency transactions	709
Total net realized gain (loss)		2,447,707
Change in net unrealized appreciation (depreciation) on: Investment securities	2,854,661
Assets and liabilities in foreign currencies	(99)
Total change in net unrealized appreciation (depreciation)		2,854,562
Net gain (loss)		5,302,269
Net increase (decrease) in net assets resulting from operations		$ 5,325,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,728	$ (12,352)
Net realized gain (loss)	2,447,707	3,037,247
Change in net unrealized appreciation (depreciation)	2,854,562	2,297,156
Net increase (decrease) in net assets resulting from operations	5,325,997	5,322,051
Distributions to shareholders from net investment income	(87,712)	-
Share transactions - net increase (decrease)	(3,591,304)	12,719,897
Total increase (decrease) in net assets	1,646,981	18,041,948

Net Assets
Beginning of period	46,700,795	28,658,847
End of period (including distributions in excess of net investment income of $63,717 and undistributed net investment income of $267, respectively)	$ 48,347,776	$ 46,700,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.46	$ 10.73	$ 9.11	$ 6.33	$ 11.54
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.05)	(.03)	.01	(.02)
Net realized and unrealized gain (loss)	1.56	1.84	.78	1.65	2.77	(5.19)
Total from investment operations	1.58	1.87	.73	1.62	2.78	(5.21)
Distributions from net investment income	(.04)	-	-	-	-	-
Net asset value, end of period	$ 14.87	$ 13.33	$ 11.46	$ 10.73	$ 9.11	$ 6.33
Total Return B,C,D	11.91%	16.32%	6.80%	17.78%	43.92%	(45.15)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.61% A	1.58%	1.77%	1.85%	2.04%	1.86%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.23% A	1.24%	1.24%	1.25%	1.24%	1.25%
Net investment income (loss)	.31% A	.20%	(.41)%	(.34)%	.08%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,506	$ 23,183	$ 11,109	$ 7,055	$ 6,991	$ 4,113
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.08	$ 10.40	$ 8.85	$ 6.17	$ 11.27
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	(.07)	(.06)	(.01)	(.04)
Net realized and unrealized gain (loss)	1.51	1.79	.75	1.61	2.69	(5.06)
Total from investment operations	1.51	1.78	.68	1.55	2.68	(5.10)
Distributions from net investment income	(.01)	-	-	-	-	-
Net asset value, end of period	$ 14.36	$ 12.86	$ 11.08	$ 10.40	$ 8.85	$ 6.17
Total Return B,C,D	11.72%	16.06%	6.54%	17.51%	43.44%	(45.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.88%	2.06%	2.14%	2.34%	2.15%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.48% A	1.49%	1.49%	1.50%	1.49%	1.50%
Net investment income (loss)	.06% A	(.05)%	(.66)%	(.59)%	(.17)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,806	$ 11,757	$ 9,019	$ 7,501	$ 6,651	$ 4,755
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.40	$ 9.82	$ 8.40	$ 5.88	$ 10.80
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.12)	(.10)	(.05)	(.09)
Net realized and unrealized gain (loss)	1.41	1.67	.70	1.52	2.57	(4.83)
Total from investment operations	1.38	1.61	.58	1.42	2.52	(4.92)
Net asset value, end of period	$ 13.39	$ 12.01	$ 10.40	$ 9.82	$ 8.40	$ 5.88
Total Return B,C,D	11.49%	15.48%	5.91%	16.90%	42.86%	(45.56)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.36% A	2.38%	2.54%	2.60%	2.79%	2.62%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98% A	2.00%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	(.44)% A	(.55)%	(1.16)%	(1.09)%	(.67)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,300	$ 1,408	$ 1,653	$ 2,099	$ 2,314	$ 1,785
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.35	$ 9.77	$ 8.35	$ 5.85	$ 10.75
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.12)	(.10)	(.05)	(.09)
Net realized and unrealized gain (loss)	1.40	1.67	.70	1.52	2.55	(4.81)
Total from investment operations	1.37	1.61	.58	1.42	2.50	(4.90)
Net asset value, end of period	$ 13.33	$ 11.96	$ 10.35	$ 9.77	$ 8.35	$ 5.85
Total Return B,C,D	11.45%	15.56%	5.94%	17.01%	42.74%	(45.58)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.29% A	2.30%	2.51%	2.64%	2.79%	2.62%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98% A	1.99%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.44)% A	(.55)%	(1.16)%	(1.09)%	(.67)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,029	$ 8,565	$ 6,422	$ 2,628	$ 2,065	$ 1,492
Portfolio turnover rate G	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.74	$ 11.78	$ 11.01	$ 9.32	$ 6.47	$ 11.75
Income from Investment Operations
Net investment income (loss) D	.04	.06	(.02)	(.01)	.02	.01
Net realized and unrealized gain (loss)	1.61	1.90	.79	1.70	2.83	(5.29)
Total from investment operations	1.65	1.96	.77	1.69	2.85	(5.28)
Distributions from net investment income	(.07)	-	-	-	-	-
Net asset value, end of period	$ 15.32	$ 13.74	$ 11.78	$ 11.01	$ 9.32	$ 6.47
Total Return B,C	12.08%	16.64%	6.99%	18.13%	44.05%	(44.94)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.31% A	1.22%	1.39%	1.49%	1.83%	1.54%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98% A	.99%	.99%	.99%	1.00%	1.00%
Net investment income (loss)	.56% A	.45%	(.16)%	(.09)%	.33%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,706	$ 1,787	$ 456	$ 342	$ 97	$ 99
Portfolio turnover rate F	157% A	174%	78%	124%	147%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on December 14, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,269,312
Gross unrealized depreciation	(517,801)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,751,511

Tax cost	$ 41,382,399

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (473,695)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,546,739 and $38,973,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,276	$ 531
Class T	.25%	.25%	29,058	140
Class B	.75%	.25%	6,812	5,116
Class C	.75%	.25%	43,173	6,196
			$ 109,319	$ 11,983

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,184
Class T	1,635
Class B*	485
Class C*	982
$ 5,286

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 35,959.30
Class T	18,674.32
Class B	2,053.30
Class C	9,801.23
Institutional Class	2,135.25
	$ 68,622

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,394 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $912. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 43,264
Class T	1.50%	22,193
Class B	2.00%	2,497
Class C	2.00%	12,637
Institutional Class	1.00%	2,674
		$ 83,265

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,664 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 72,893	$ -
Class T	5,419	-
Institutional Class	9,400	-
Total	$ 87,712	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	160,386	1,164,609	$ 2,239,779	$ 14,826,119
Reinvestment of distributions	5,252	-	69,069	-
Shares redeemed	(189,226)	(394,891)	(2,646,595)	(4,983,157)
Net increase (decrease)	(23,588)	769,718	$ (337,747)	$ 9,842,962

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class T
Shares sold	59,283	251,774	$ 796,076	$ 2,982,650
Reinvestment of distributions	418	-	5,313	-
Shares redeemed	(152,035)	(151,423)	(2,038,898)	(1,839,691)
Net increase (decrease)	(92,334)	100,351	$ (1,237,509)	$ 1,142,959
Class B
Shares sold	1,863	5,207	$ 22,784	$ 58,908
Shares redeemed	(21,973)	(46,873)	(276,765)	(536,274)
Net increase (decrease)	(20,110)	(41,666)	$ (253,981)	$ (477,366)
Class C
Shares sold	47,091	390,637	$ 590,390	$ 4,316,746
Shares redeemed	(161,063)	(294,484)	(2,084,575)	(3,287,049)
Net increase (decrease)	(113,972)	96,153	$ (1,494,185)	$ 1,029,697
Institutional Class
Shares sold	20,282	131,744	$ 291,175	$ 1,692,793
Reinvestment of distributions	483	-	6,529	-
Shares redeemed	(39,378)	(40,422)	(565,586)	(511,148)
Net increase (decrease)	(18,613)	91,322	$ (267,882)	$ 1,181,645

11. Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Fund's shareholders approved the reorganization that became effective on June 21, 2013. The reorganization qualified as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 2

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor Strategic Growth Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity Advisor Strategic Growth Fund's liabilities, in complete liquidation of Fidelity Advisor Strategic Growth Fund.

	# of Votes	% of Votes
Affirmative	19,661,771.15	73.412
Against	488,941.02	1.826
Abstain	1,807,671.07	6.749
Broker Non-Votes	4,824,335.67	18.013
TOTAL	26,782,718.91	100.000

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ATQG-USAN-0713
1.786803.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 1,174.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.23%
Actual		$ 1,000.00	$ 1,173.50	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.19
Class B	1.83%
Actual		$ 1,000.00	$ 1,169.70	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.79%
Actual		$ 1,000.00	$ 1,170.00	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Fidelity Value Strategies Fund	.73%
Actual		$ 1,000.00	$ 1,176.60	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Value Strategies Fund Class K	.58%
Actual		$ 1,000.00	$ 1,177.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,176.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.5	6.7
Sanofi SA sponsored ADR	4.0	2.9
Cott Corp.	3.8	5.5
General Motors Co.	3.4	0.5
Symantec Corp.	3.3	0.0
Bank of America Corp.	3.1	0.0
Delphi Automotive PLC	2.6	1.5
Apple, Inc.	2.5	0.0
The Bon-Ton Stores, Inc.	2.5	1.1
AFLAC, Inc.	2.1	2.8
	33.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.3	21.8
Health Care	13.3	12.4
Information Technology	12.5	7.7
Materials	10.5	12.0
Financials	10.2	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 93.3%		Stocks 89.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.0%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 6.7%		Short-Term Investments and Net Other Assets (Liabilities) 10.0%
* Foreign investments	19.5%	** Foreign investments	20.9%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 3.5%
Delphi Automotive PLC	794,777	$ 38,793
Tenneco, Inc. (a)	171,824	7,622
TRW Automotive Holdings Corp. (a)	91,400	5,790
		52,205
Automobiles - 3.9%
Bayerische Motoren Werke AG (BMW)	36,387	3,485
General Motors Co. (a)	1,496,836	50,728
Volkswagen AG	18,856	4,045
		58,258
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	13,382
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	5,052
Cedar Fair LP (depositary unit)	231,920	9,488
DineEquity, Inc.	86,934	6,293
Wyndham Worldwide Corp.	203,867	11,849
		32,682
Household Durables - 3.2%
Lennar Corp. Class A	212,200	8,344
PulteGroup, Inc. (a)	759,504	16,398
Ryland Group, Inc. (d)	151,400	6,855
Standard Pacific Corp. (a)(d)	1,903,450	16,846
		48,443
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (d)	272,197	12,107
Media - 1.6%
Omnicom Group, Inc.	125,512	7,798
Regal Entertainment Group Class A (d)	379,300	6,714
Valassis Communications, Inc.	349,089	9,073
		23,585
Multiline Retail - 4.3%
Target Corp.	381,409	26,508
The Bon-Ton Stores, Inc. (d)(e)	1,735,217	36,943
		63,451
Specialty Retail - 2.9%
Asbury Automotive Group, Inc. (a)	350,441	14,438
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CST Brands, Inc. (a)(d)	37,100	$ 1,127
GameStop Corp. Class A (d)	829,313	27,500
		43,065
TOTAL CONSUMER DISCRETIONARY		347,178
CONSUMER STAPLES - 6.3%
Beverages - 3.8%
Cott Corp. (d)(e)	6,920,243	56,670
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	241,700	13,917
Food Products - 1.6%
Bunge Ltd.	54,100	3,765
Calavo Growers, Inc.	232,028	6,894
ConAgra Foods, Inc.	142,700	4,808
SunOpta, Inc. (a)	1,029,085	8,070
		23,537
TOTAL CONSUMER STAPLES		94,124
ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Halliburton Co.	187,200	7,834
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	1,350,359	9,020
Denbury Resources, Inc. (a)	1,547,080	28,389
HollyFrontier Corp.	159,900	7,915
Marathon Oil Corp.	159,000	5,468
The Williams Companies, Inc.	154,500	5,435
Valero Energy Corp.	333,900	13,566
		69,793
TOTAL ENERGY		77,627
FINANCIALS - 10.2%
Commercial Banks - 3.6%
Regions Financial Corp.	812,863	7,421
U.S. Bancorp	879,484	30,835
Wells Fargo & Co.	384,870	15,606
		53,862
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	3,422,113	$ 46,746
Insurance - 3.2%
AFLAC, Inc.	560,886	31,236
American International Group, Inc. (a)	205,698	9,145
Unum Group	245,860	7,002
		47,383
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	210,800	3,750
TOTAL FINANCIALS		151,741
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 4.0%
Alere, Inc. (a)	308,600	7,894
Boston Scientific Corp. (a)	1,820,900	16,825
C.R. Bard, Inc.	76,900	7,928
Covidien PLC	114,575	7,287
St. Jude Medical, Inc.	472,400	20,422
		60,356
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	10,025
Universal Health Services, Inc. Class B	284,414	19,664
		29,689
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	184,300	8,376
PerkinElmer, Inc.	211,600	6,627
		15,003
Pharmaceuticals - 6.3%
Johnson & Johnson	191,600	16,129
Merck & Co., Inc.	398,700	18,619
Sanofi SA sponsored ADR	1,109,944	58,927
		93,675
TOTAL HEALTH CARE		198,723
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc.	177,500	13,937
Esterline Technologies Corp. (a)	101,822	7,473
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,300	$ 11,165
Textron, Inc.	223,717	6,031
United Technologies Corp.	49,700	4,717
		43,323
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	77,022	4,003
Owens Corning (a)	73,911	3,230
		7,233
Electrical Equipment - 0.3%
Regal-Beloit Corp.	63,554	4,291
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,571
Machinery - 2.1%
Blount International, Inc. (a)	292,004	3,919
Deere & Co.	112,300	9,782
Ingersoll-Rand PLC	212,400	12,219
Stanley Black & Decker, Inc.	74,137	5,873
		31,793
TOTAL INDUSTRIALS		93,211
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	5,184
Computers & Peripherals - 2.5%
Apple, Inc.	82,580	37,135
IT Services - 0.8%
Fidelity National Information Services, Inc.	268,430	12,053
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	320,000	4,643
Intersil Corp. Class A	345,143	2,830
KLA-Tencor Corp.	174,580	9,827
MagnaChip Semiconductor Corp. (a)	998,200	18,467
Micron Technology, Inc. (a)	929,483	10,856
ON Semiconductor Corp. (a)	1,214,770	10,398
Spansion, Inc. Class A (a)	641,043	8,782
		65,803
Software - 4.5%
Microsoft Corp.	438,024	15,278
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	152,500	$ 2,898
Symantec Corp.	2,158,771	48,335
		66,511
TOTAL INFORMATION TECHNOLOGY		186,686
MATERIALS - 10.5%
Chemicals - 10.2%
Ashland, Inc.	86,800	7,718
Axiall Corp.	88,226	3,807
Innophos Holdings, Inc.	153,933	7,786
LyondellBasell Industries NV Class A	1,457,392	97,136
PPG Industries, Inc.	153,705	23,611
W.R. Grace & Co. (a)	136,728	11,555
		151,613
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,180
Haynes International, Inc.	18,860	923
		5,103
TOTAL MATERIALS		156,716
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	569,139	12,197
UTILITIES - 4.9%
Electric Utilities - 1.0%
FirstEnergy Corp.	241,669	9,428
NextEra Energy, Inc.	71,100	5,377
		14,805
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (a)	839,263	17,045
The AES Corp.	1,721,200	20,999
		38,044
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
Alliant Energy Corp.	114,800	$ 5,655
Sempra Energy	183,139	14,889
		20,544
TOTAL UTILITIES		73,393
TOTAL COMMON STOCKS (Cost $1,033,228)		1,391,596
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.12% (b)	97,795,927	97,796
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	81,521,386	81,521
TOTAL MONEY MARKET FUNDS (Cost $179,317)		179,317
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,212,545)		1,570,913
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(78,962)
NET ASSETS - 100%		$ 1,491,951
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	459
Total	$ 576
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ 688	$ 56,670
The Bon-Ton Stores, Inc.	11,279	14,142	-	104	36,943
Total	$ 70,634	$ 14,142	$ -	$ 792	$ 93,613
Other Information

All investments are categorized as level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.5%
Netherlands	6.5%
Canada	4.3%
France	4.0%
Bailiwick of Jersey	2.6%
Ireland	1.3%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,228) - See accompanying schedule: Unaffiliated issuers (cost $958,340)	$ 1,297,983
Fidelity Central Funds (cost $179,317)	179,317
Other affiliated issuers (cost $74,888)	93,613
Total Investments (cost $1,212,545)		$ 1,570,913
Receivable for fund shares sold		1,209
Dividends receivable		4,442
Interest receivable		39
Distributions receivable from Fidelity Central Funds		116
Receivable from investment adviser for expense reductions		2
Other receivables		11
Total assets		1,576,732

Liabilities
Payable for fund shares redeemed	2,158
Accrued management fee	558
Distribution and service plan fees payable	233
Other affiliated payables	280
Other payables and accrued expenses	31
Collateral on securities loaned, at value	81,521
Total liabilities		84,781

Net Assets		$ 1,491,951
Net Assets consist of:
Paid in capital		$ 1,450,980
Undistributed net investment income		5,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,363
Net Assets		$ 1,491,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,947 ÷ 7,044.0 shares)	$ 32.36

Maximum offering price per share (100/94.25 of $32.36)	$ 34.33
Class T: Net Asset Value and redemption price per share ($315,740 ÷ 9,418.4 shares)	$ 33.52

Maximum offering price per share (100/96.50 of $33.52)	$ 34.74
Class B: Net Asset Value and offering price per share ($11,850 ÷ 399.8 shares)A	$ 29.64

Class C: Net Asset Value and offering price per share ($51,613 ÷ 1,760.1 shares)A	$ 29.32

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($654,747 ÷ 18,119.0 shares)	$ 36.14

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($163,249 ÷ 4,521.0 shares)	$ 36.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,805 ÷ 1,935.8 shares)	$ 34.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $792 earned from other affiliated issuers)		$ 12,820
Interest		42
Income from Fidelity Central Funds		576
Total income		13,438

Expenses
Management fee Basic fee	$ 3,729
Performance adjustment	(572)
Transfer agent fees	1,380
Distribution and service plan fees	1,330
Accounting and security lending fees	221
Custodian fees and expenses	8
Independent trustees' compensation	4
Registration fees	122
Audit	37
Legal	2
Miscellaneous	5
Total expenses before reductions	6,266
Expense reductions	(154)	6,112
Net investment income (loss)		7,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,136
Foreign currency transactions	(4)
Total net realized gain (loss)		3,132
Change in net unrealized appreciation (depreciation) on: Investment securities	199,997
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		199,996
Net gain (loss)		203,128
Net increase (decrease) in net assets resulting from operations		$ 210,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,326	$ 539
Net realized gain (loss)	3,132	42,952
Change in net unrealized appreciation (depreciation)	199,996	147,048
Net increase (decrease) in net assets resulting from operations	210,454	190,539
Distributions to shareholders from net investment income	(3,993)	(4,679)
Share transactions - net increase (decrease)	212,762	(16,561)
Total increase (decrease) in net assets	419,223	169,299

Net Assets
Beginning of period	1,072,728	903,429
End of period (including undistributed net investment income of $5,882 and undistributed net investment income of $2,549, respectively)	$ 1,491,951	$ 1,072,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Income from Investment Operations
Net investment income (loss) E	.15	- H	.13 I	.03 J	.06	.10
Net realized and unrealized gain (loss)	4.67	5.03	(.49)	4.32	6.96	(14.37)
Total from investment operations	4.82	5.03	(.36)	4.35	7.02	(14.27)
Distributions from net investment income	(.08)	(.12)	(.03) K	-	(.12)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	(4.53)
Total distributions	(.08)	(.12)	(.04)	(.01)	(.12)	(4.53)
Net asset value, end of period	$ 32.36	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Total Return B, C, D	17.48%	22.29%	(1.57)%	23.16%	59.70%	(54.45)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of all reductions	1.02% A	1.21%	1.17%	1.07%	1.02%	1.14%
Net investment income (loss)	.97% A	-% H	.51% I	.12% J	.39%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 203	$ 190	$ 221	$ 206	$ 139
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Income from Investment Operations
Net investment income (loss) E	.12	(.05) H	.08 I	(.01) J	.03	.06
Net realized and unrealized gain (loss)	4.84	5.22	(.50)	4.48	7.21	(14.84)
Total from investment operations	4.96	5.17	(.42)	4.47	7.24	(14.78)
Distributions from net investment income	(.02)	(.07)	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(.01)	-	(4.45)
Total distributions	(.02)	(.07)	-	(.01)	(.05)	(4.45)
Net asset value, end of period	$ 33.52	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Total Return B, C, D	17.35%	22.08%	(1.76)%	22.98%	59.40%	(54.56)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of fee waivers, if any	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of all reductions	1.21% A	1.38%	1.35%	1.25%	1.22%	1.32%
Net investment income (loss)	.79% A	(.17)% H	.33% I	(.06)% J	.18%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 283	$ 274	$ 344	$ 339	$ 253
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Income from Investment Operations
Net investment income (loss) E	.03	(.18) H	(.06) I	(.13) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.27	4.65	(.44)	4.03	6.50	(13.38)
Total from investment operations	4.30	4.47	(.50)	3.90	6.45	(13.44)
Distributions from net realized gain	-	-	-	(.01)	-	(4.27)
Net asset value, end of period	$ 29.64	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Total Return B, C, D	16.97%	21.42%	(2.34)%	22.29%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.81% A	1.97%	1.93%	1.82%	1.77%	1.89%
Net investment income (loss)	.19% A	(.76)% H	(.25)% I	(.64)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 16	$ 30	$ 40	$ 47
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Income from Investment Operations
Net investment income (loss) E	.03	(.17) H	(.05) I	(.12) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.23	4.59	(.44)	3.97	6.43	(13.24)
Total from investment operations	4.26	4.42	(.49)	3.85	6.38	(13.30)
Distributions from net realized gain	-	-	-	(.01)	-	(4.30)
Net asset value, end of period	$ 29.32	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Total Return B, C, D	17.00%	21.41%	(2.32)%	22.25%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.77% A	1.95%	1.92%	1.82%	1.77%	1.89%
Net investment income (loss)	.23% A	(.75)% H	(.24)% I	(.63)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 43	$ 40	$ 49	$ 43	$ 32
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Income from Investment Operations
Net investment income (loss) D	.22	.09 G	.22 H	.09 I	.11	.17
Net realized and unrealized gain (loss)	5.21	5.62	(.54)	4.83	7.73	(15.97)
Total from investment operations	5.43	5.71	(.32)	4.92	7.84	(15.80)
Distributions from net investment income	(.18)	(.19)	(.10) J	-	(.16)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.59)
Total distributions	(.18)	(.19)	(.11)	(.01)	(.16)	(4.59)
Net asset value, end of period	$ 36.14	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Total Return B, C	17.66%	22.69%	(1.29)%	23.54%	60.05%	(54.35)%
Ratios to Average Net Assets E, K
Expenses before reductions	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of fee waivers, if any	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of all reductions	.71% A	.89%	.88%	.80%	.77%	.88%
Net investment income (loss)	1.28% A	.31% G	.80% H	.39% I	.64%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 396	$ 284	$ 360	$ 237	$ 122
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.24	.14 G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	5.20	5.61	(.55)	4.82	7.70	(13.81)
Total from investment operations	5.44	5.75	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.22)	(.24)	(.16) K	-	(.23)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	-
Total distributions	(.22)	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 36.11	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	17.74%	22.93%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, L
Expenses before reductions	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.55% A	.71%	.68%	.56%	.49%	.64% A
Net investment income (loss)	1.44% A	.50% G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 70	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JFor the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Income from Investment Operations
Net investment income (loss) D	.20	.08 G	.22 H	.10 I	.11	.18
Net realized and unrealized gain (loss)	4.98	5.37	(.53)	4.63	7.38	(15.31)
Total from investment operations	5.18	5.45	(.31)	4.73	7.49	(15.13)
Distributions from net investment income	(.18)	(.20)	(.11) J	-	(.19)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.63)
Total distributions	(.18)	(.20)	(.12)	(.01)	(.19)	(4.63)
Net asset value, end of period	$ 34.51	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Total Return B, C	17.65%	22.67%	(1.30)%	23.67%	60.08%	(54.29)%
Ratios to Average Net Assets E, K
Expenses before reductions	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of fee waivers, if any	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of all reductions	.73% A	.90%	.86%	.73%	.69%	.79%
Net investment income (loss)	1.26% A	.31% G	.82% H	.46% I	.71%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 66	$ 52	$ 53	$ 48	$ 45
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,726
Gross unrealized depreciation	(21,466)
Net unrealized appreciation (depreciation) on securities and other investments	$ 354,260

Tax cost	$ 1,216,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (135,603)
2017	(187,132)
Total capital loss carryforward	$ (322,735)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $318,655 and $95,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 273	$ 1
Class T	.25%	.25%	759	3
Class B	.75%	.25%	62	47
Class C	.75%	.25%	236	12
			$ 1,330	$ 63

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	6
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 291.27
Class T	309.20
Class B	18.30
Class C	63.26
Fidelity Value Strategies Fund	594.21
Fidelity Value Strategies Fund Class K	30.05
Institutional Class	75.23
	$ 1,380

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $788. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $459, including $45 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $152 for the period.

In addition, FMR reimbursed a portion of Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 555	$ 998
Class T	167	760
Fidelity Value Strategies Fund	2,356	2,061
Fidelity Value Strategies Fund Class K	520	448
Institutional Class	395	412
Total	$ 3,993	$ 4,679

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	472	854	$ 14,216	$ 21,748
Reinvestment of distributions	18	42	513	917
Shares redeemed	(780)	(1,927)	(23,500)	(48,930)
Net increase (decrease)	(290)	(1,031)	$ (8,771)	$ (26,265)
Class T
Shares sold	517	878	$ 16,104	$ 23,229
Reinvestment of distributions	5	31	152	697
Shares redeemed	(1,004)	(2,697)	(31,379)	(69,951)
Net increase (decrease)	(482)	(1,788)	$ (15,123)	$ (46,025)
Class B
Shares sold	3	5	$ 70	$ 128
Reinvestment of distributions	-	-	-	-
Shares redeemed	(104)	(292)	(2,869)	(6,718)
Net increase (decrease)	(101)	(287)	$ (2,799)	$ (6,590)
Class C
Shares sold	228	217	$ 6,251	$ 5,049
Reinvestment of distributions	-	-	-	-
Shares redeemed	(191)	(454)	(5,216)	(10,427)
Net increase (decrease)	37	(237)	$ 1,035	$ (5,378)
Fidelity Value Strategies Fund
Shares sold	9,571	5,614	$ 317,123	$ 163,914
Reinvestment of distributions	73	81	2,266	1,967
Shares redeemed	(4,347)	(4,064)	(146,917)	(114,471)
Net increase (decrease)	5,297	1,631	$ 172,472	$ 51,410
Fidelity Value Strategies Fund Class K
Shares sold	2,927	1,339	$ 97,615	$ 38,174
Reinvestment of distributions	17	18	520	448
Shares redeemed	(679)	(943)	(23,218)	(26,603)
Net increase (decrease)	2,265	414	$ 74,917	$ 12,019
Institutional Class
Shares sold	391	903	$ 12,475	$ 25,700
Reinvestment of distributions	11	17	327	392
Shares redeemed	(687)	(822)	(21,771)	(21,824)
Net increase (decrease)	(285)	98	$ (8,969)	$ 4,268

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ISO-USAN-0713
1.786806.110

Fidelity® Value Strategies Fund

Class K

(A Class of Fidelity Advisor® Value
Strategies Fund)

(Fidelity Investment logo)(registered trademark)

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 1,174.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.23%
Actual		$ 1,000.00	$ 1,173.50	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.19
Class B	1.83%
Actual		$ 1,000.00	$ 1,169.70	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.79%
Actual		$ 1,000.00	$ 1,170.00	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Fidelity Value Strategies Fund	.73%
Actual		$ 1,000.00	$ 1,176.60	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Value Strategies Fund Class K	.58%
Actual		$ 1,000.00	$ 1,177.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,176.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.5	6.7
Sanofi SA sponsored ADR	4.0	2.9
Cott Corp.	3.8	5.5
General Motors Co.	3.4	0.5
Symantec Corp.	3.3	0.0
Bank of America Corp.	3.1	0.0
Delphi Automotive PLC	2.6	1.5
Apple, Inc.	2.5	0.0
The Bon-Ton Stores, Inc.	2.5	1.1
AFLAC, Inc.	2.1	2.8
	33.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.3	21.8
Health Care	13.3	12.4
Information Technology	12.5	7.7
Materials	10.5	12.0
Financials	10.2	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 93.3%		Stocks 89.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.0%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 6.7%		Short-Term Investments and Net Other Assets (Liabilities) 10.0%
* Foreign investments	19.5%	** Foreign investments	20.9%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 3.5%
Delphi Automotive PLC	794,777	$ 38,793
Tenneco, Inc. (a)	171,824	7,622
TRW Automotive Holdings Corp. (a)	91,400	5,790
		52,205
Automobiles - 3.9%
Bayerische Motoren Werke AG (BMW)	36,387	3,485
General Motors Co. (a)	1,496,836	50,728
Volkswagen AG	18,856	4,045
		58,258
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	13,382
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	5,052
Cedar Fair LP (depositary unit)	231,920	9,488
DineEquity, Inc.	86,934	6,293
Wyndham Worldwide Corp.	203,867	11,849
		32,682
Household Durables - 3.2%
Lennar Corp. Class A	212,200	8,344
PulteGroup, Inc. (a)	759,504	16,398
Ryland Group, Inc. (d)	151,400	6,855
Standard Pacific Corp. (a)(d)	1,903,450	16,846
		48,443
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (d)	272,197	12,107
Media - 1.6%
Omnicom Group, Inc.	125,512	7,798
Regal Entertainment Group Class A (d)	379,300	6,714
Valassis Communications, Inc.	349,089	9,073
		23,585
Multiline Retail - 4.3%
Target Corp.	381,409	26,508
The Bon-Ton Stores, Inc. (d)(e)	1,735,217	36,943
		63,451
Specialty Retail - 2.9%
Asbury Automotive Group, Inc. (a)	350,441	14,438
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CST Brands, Inc. (a)(d)	37,100	$ 1,127
GameStop Corp. Class A (d)	829,313	27,500
		43,065
TOTAL CONSUMER DISCRETIONARY		347,178
CONSUMER STAPLES - 6.3%
Beverages - 3.8%
Cott Corp. (d)(e)	6,920,243	56,670
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	241,700	13,917
Food Products - 1.6%
Bunge Ltd.	54,100	3,765
Calavo Growers, Inc.	232,028	6,894
ConAgra Foods, Inc.	142,700	4,808
SunOpta, Inc. (a)	1,029,085	8,070
		23,537
TOTAL CONSUMER STAPLES		94,124
ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Halliburton Co.	187,200	7,834
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	1,350,359	9,020
Denbury Resources, Inc. (a)	1,547,080	28,389
HollyFrontier Corp.	159,900	7,915
Marathon Oil Corp.	159,000	5,468
The Williams Companies, Inc.	154,500	5,435
Valero Energy Corp.	333,900	13,566
		69,793
TOTAL ENERGY		77,627
FINANCIALS - 10.2%
Commercial Banks - 3.6%
Regions Financial Corp.	812,863	7,421
U.S. Bancorp	879,484	30,835
Wells Fargo & Co.	384,870	15,606
		53,862
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	3,422,113	$ 46,746
Insurance - 3.2%
AFLAC, Inc.	560,886	31,236
American International Group, Inc. (a)	205,698	9,145
Unum Group	245,860	7,002
		47,383
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	210,800	3,750
TOTAL FINANCIALS		151,741
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 4.0%
Alere, Inc. (a)	308,600	7,894
Boston Scientific Corp. (a)	1,820,900	16,825
C.R. Bard, Inc.	76,900	7,928
Covidien PLC	114,575	7,287
St. Jude Medical, Inc.	472,400	20,422
		60,356
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	10,025
Universal Health Services, Inc. Class B	284,414	19,664
		29,689
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	184,300	8,376
PerkinElmer, Inc.	211,600	6,627
		15,003
Pharmaceuticals - 6.3%
Johnson & Johnson	191,600	16,129
Merck & Co., Inc.	398,700	18,619
Sanofi SA sponsored ADR	1,109,944	58,927
		93,675
TOTAL HEALTH CARE		198,723
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc.	177,500	13,937
Esterline Technologies Corp. (a)	101,822	7,473
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,300	$ 11,165
Textron, Inc.	223,717	6,031
United Technologies Corp.	49,700	4,717
		43,323
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	77,022	4,003
Owens Corning (a)	73,911	3,230
		7,233
Electrical Equipment - 0.3%
Regal-Beloit Corp.	63,554	4,291
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,571
Machinery - 2.1%
Blount International, Inc. (a)	292,004	3,919
Deere & Co.	112,300	9,782
Ingersoll-Rand PLC	212,400	12,219
Stanley Black & Decker, Inc.	74,137	5,873
		31,793
TOTAL INDUSTRIALS		93,211
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	5,184
Computers & Peripherals - 2.5%
Apple, Inc.	82,580	37,135
IT Services - 0.8%
Fidelity National Information Services, Inc.	268,430	12,053
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	320,000	4,643
Intersil Corp. Class A	345,143	2,830
KLA-Tencor Corp.	174,580	9,827
MagnaChip Semiconductor Corp. (a)	998,200	18,467
Micron Technology, Inc. (a)	929,483	10,856
ON Semiconductor Corp. (a)	1,214,770	10,398
Spansion, Inc. Class A (a)	641,043	8,782
		65,803
Software - 4.5%
Microsoft Corp.	438,024	15,278
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	152,500	$ 2,898
Symantec Corp.	2,158,771	48,335
		66,511
TOTAL INFORMATION TECHNOLOGY		186,686
MATERIALS - 10.5%
Chemicals - 10.2%
Ashland, Inc.	86,800	7,718
Axiall Corp.	88,226	3,807
Innophos Holdings, Inc.	153,933	7,786
LyondellBasell Industries NV Class A	1,457,392	97,136
PPG Industries, Inc.	153,705	23,611
W.R. Grace & Co. (a)	136,728	11,555
		151,613
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,180
Haynes International, Inc.	18,860	923
		5,103
TOTAL MATERIALS		156,716
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	569,139	12,197
UTILITIES - 4.9%
Electric Utilities - 1.0%
FirstEnergy Corp.	241,669	9,428
NextEra Energy, Inc.	71,100	5,377
		14,805
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (a)	839,263	17,045
The AES Corp.	1,721,200	20,999
		38,044
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
Alliant Energy Corp.	114,800	$ 5,655
Sempra Energy	183,139	14,889
		20,544
TOTAL UTILITIES		73,393
TOTAL COMMON STOCKS (Cost $1,033,228)		1,391,596
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.12% (b)	97,795,927	97,796
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	81,521,386	81,521
TOTAL MONEY MARKET FUNDS (Cost $179,317)		179,317
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,212,545)		1,570,913
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(78,962)
NET ASSETS - 100%		$ 1,491,951
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	459
Total	$ 576
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ 688	$ 56,670
The Bon-Ton Stores, Inc.	11,279	14,142	-	104	36,943
Total	$ 70,634	$ 14,142	$ -	$ 792	$ 93,613
Other Information

All investments are categorized as level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.5%
Netherlands	6.5%
Canada	4.3%
France	4.0%
Bailiwick of Jersey	2.6%
Ireland	1.3%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,228) - See accompanying schedule: Unaffiliated issuers (cost $958,340)	$ 1,297,983
Fidelity Central Funds (cost $179,317)	179,317
Other affiliated issuers (cost $74,888)	93,613
Total Investments (cost $1,212,545)		$ 1,570,913
Receivable for fund shares sold		1,209
Dividends receivable		4,442
Interest receivable		39
Distributions receivable from Fidelity Central Funds		116
Receivable from investment adviser for expense reductions		2
Other receivables		11
Total assets		1,576,732

Liabilities
Payable for fund shares redeemed	2,158
Accrued management fee	558
Distribution and service plan fees payable	233
Other affiliated payables	280
Other payables and accrued expenses	31
Collateral on securities loaned, at value	81,521
Total liabilities		84,781

Net Assets		$ 1,491,951
Net Assets consist of:
Paid in capital		$ 1,450,980
Undistributed net investment income		5,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,363
Net Assets		$ 1,491,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,947 ÷ 7,044.0 shares)	$ 32.36

Maximum offering price per share (100/94.25 of $32.36)	$ 34.33
Class T: Net Asset Value and redemption price per share ($315,740 ÷ 9,418.4 shares)	$ 33.52

Maximum offering price per share (100/96.50 of $33.52)	$ 34.74
Class B: Net Asset Value and offering price per share ($11,850 ÷ 399.8 shares)A	$ 29.64

Class C: Net Asset Value and offering price per share ($51,613 ÷ 1,760.1 shares)A	$ 29.32

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($654,747 ÷ 18,119.0 shares)	$ 36.14

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($163,249 ÷ 4,521.0 shares)	$ 36.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,805 ÷ 1,935.8 shares)	$ 34.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $792 earned from other affiliated issuers)		$ 12,820
Interest		42
Income from Fidelity Central Funds		576
Total income		13,438

Expenses
Management fee Basic fee	$ 3,729
Performance adjustment	(572)
Transfer agent fees	1,380
Distribution and service plan fees	1,330
Accounting and security lending fees	221
Custodian fees and expenses	8
Independent trustees' compensation	4
Registration fees	122
Audit	37
Legal	2
Miscellaneous	5
Total expenses before reductions	6,266
Expense reductions	(154)	6,112
Net investment income (loss)		7,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,136
Foreign currency transactions	(4)
Total net realized gain (loss)		3,132
Change in net unrealized appreciation (depreciation) on: Investment securities	199,997
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		199,996
Net gain (loss)		203,128
Net increase (decrease) in net assets resulting from operations		$ 210,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,326	$ 539
Net realized gain (loss)	3,132	42,952
Change in net unrealized appreciation (depreciation)	199,996	147,048
Net increase (decrease) in net assets resulting from operations	210,454	190,539
Distributions to shareholders from net investment income	(3,993)	(4,679)
Share transactions - net increase (decrease)	212,762	(16,561)
Total increase (decrease) in net assets	419,223	169,299

Net Assets
Beginning of period	1,072,728	903,429
End of period (including undistributed net investment income of $5,882 and undistributed net investment income of $2,549, respectively)	$ 1,491,951	$ 1,072,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Income from Investment Operations
Net investment income (loss) E	.15	- H	.13 I	.03 J	.06	.10
Net realized and unrealized gain (loss)	4.67	5.03	(.49)	4.32	6.96	(14.37)
Total from investment operations	4.82	5.03	(.36)	4.35	7.02	(14.27)
Distributions from net investment income	(.08)	(.12)	(.03) K	-	(.12)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	(4.53)
Total distributions	(.08)	(.12)	(.04)	(.01)	(.12)	(4.53)
Net asset value, end of period	$ 32.36	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Total Return B, C, D	17.48%	22.29%	(1.57)%	23.16%	59.70%	(54.45)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of all reductions	1.02% A	1.21%	1.17%	1.07%	1.02%	1.14%
Net investment income (loss)	.97% A	-% H	.51% I	.12% J	.39%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 203	$ 190	$ 221	$ 206	$ 139
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Income from Investment Operations
Net investment income (loss) E	.12	(.05) H	.08 I	(.01) J	.03	.06
Net realized and unrealized gain (loss)	4.84	5.22	(.50)	4.48	7.21	(14.84)
Total from investment operations	4.96	5.17	(.42)	4.47	7.24	(14.78)
Distributions from net investment income	(.02)	(.07)	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(.01)	-	(4.45)
Total distributions	(.02)	(.07)	-	(.01)	(.05)	(4.45)
Net asset value, end of period	$ 33.52	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Total Return B, C, D	17.35%	22.08%	(1.76)%	22.98%	59.40%	(54.56)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of fee waivers, if any	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of all reductions	1.21% A	1.38%	1.35%	1.25%	1.22%	1.32%
Net investment income (loss)	.79% A	(.17)% H	.33% I	(.06)% J	.18%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 283	$ 274	$ 344	$ 339	$ 253
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Income from Investment Operations
Net investment income (loss) E	.03	(.18) H	(.06) I	(.13) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.27	4.65	(.44)	4.03	6.50	(13.38)
Total from investment operations	4.30	4.47	(.50)	3.90	6.45	(13.44)
Distributions from net realized gain	-	-	-	(.01)	-	(4.27)
Net asset value, end of period	$ 29.64	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Total Return B, C, D	16.97%	21.42%	(2.34)%	22.29%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.81% A	1.97%	1.93%	1.82%	1.77%	1.89%
Net investment income (loss)	.19% A	(.76)% H	(.25)% I	(.64)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 16	$ 30	$ 40	$ 47
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Income from Investment Operations
Net investment income (loss) E	.03	(.17) H	(.05) I	(.12) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.23	4.59	(.44)	3.97	6.43	(13.24)
Total from investment operations	4.26	4.42	(.49)	3.85	6.38	(13.30)
Distributions from net realized gain	-	-	-	(.01)	-	(4.30)
Net asset value, end of period	$ 29.32	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Total Return B, C, D	17.00%	21.41%	(2.32)%	22.25%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.77% A	1.95%	1.92%	1.82%	1.77%	1.89%
Net investment income (loss)	.23% A	(.75)% H	(.24)% I	(.63)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 43	$ 40	$ 49	$ 43	$ 32
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Income from Investment Operations
Net investment income (loss) D	.22	.09 G	.22 H	.09 I	.11	.17
Net realized and unrealized gain (loss)	5.21	5.62	(.54)	4.83	7.73	(15.97)
Total from investment operations	5.43	5.71	(.32)	4.92	7.84	(15.80)
Distributions from net investment income	(.18)	(.19)	(.10) J	-	(.16)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.59)
Total distributions	(.18)	(.19)	(.11)	(.01)	(.16)	(4.59)
Net asset value, end of period	$ 36.14	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Total Return B, C	17.66%	22.69%	(1.29)%	23.54%	60.05%	(54.35)%
Ratios to Average Net Assets E, K
Expenses before reductions	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of fee waivers, if any	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of all reductions	.71% A	.89%	.88%	.80%	.77%	.88%
Net investment income (loss)	1.28% A	.31% G	.80% H	.39% I	.64%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 396	$ 284	$ 360	$ 237	$ 122
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.24	.14 G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	5.20	5.61	(.55)	4.82	7.70	(13.81)
Total from investment operations	5.44	5.75	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.22)	(.24)	(.16) K	-	(.23)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	-
Total distributions	(.22)	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 36.11	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	17.74%	22.93%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, L
Expenses before reductions	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.55% A	.71%	.68%	.56%	.49%	.64% A
Net investment income (loss)	1.44% A	.50% G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 70	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JFor the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Income from Investment Operations
Net investment income (loss) D	.20	.08 G	.22 H	.10 I	.11	.18
Net realized and unrealized gain (loss)	4.98	5.37	(.53)	4.63	7.38	(15.31)
Total from investment operations	5.18	5.45	(.31)	4.73	7.49	(15.13)
Distributions from net investment income	(.18)	(.20)	(.11) J	-	(.19)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.63)
Total distributions	(.18)	(.20)	(.12)	(.01)	(.19)	(4.63)
Net asset value, end of period	$ 34.51	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Total Return B, C	17.65%	22.67%	(1.30)%	23.67%	60.08%	(54.29)%
Ratios to Average Net Assets E, K
Expenses before reductions	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of fee waivers, if any	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of all reductions	.73% A	.90%	.86%	.73%	.69%	.79%
Net investment income (loss)	1.26% A	.31% G	.82% H	.46% I	.71%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 66	$ 52	$ 53	$ 48	$ 45
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,726
Gross unrealized depreciation	(21,466)
Net unrealized appreciation (depreciation) on securities and other investments	$ 354,260

Tax cost	$ 1,216,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (135,603)
2017	(187,132)
Total capital loss carryforward	$ (322,735)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $318,655 and $95,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 273	$ 1
Class T	.25%	.25%	759	3
Class B	.75%	.25%	62	47
Class C	.75%	.25%	236	12
			$ 1,330	$ 63

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	6
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 291.27
Class T	309.20
Class B	18.30
Class C	63.26
Fidelity Value Strategies Fund	594.21
Fidelity Value Strategies Fund Class K	30.05
Institutional Class	75.23
	$ 1,380

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $788. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $459, including $45 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $152 for the period.

In addition, FMR reimbursed a portion of Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 555	$ 998
Class T	167	760
Fidelity Value Strategies Fund	2,356	2,061
Fidelity Value Strategies Fund Class K	520	448
Institutional Class	395	412
Total	$ 3,993	$ 4,679

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	472	854	$ 14,216	$ 21,748
Reinvestment of distributions	18	42	513	917
Shares redeemed	(780)	(1,927)	(23,500)	(48,930)
Net increase (decrease)	(290)	(1,031)	$ (8,771)	$ (26,265)
Class T
Shares sold	517	878	$ 16,104	$ 23,229
Reinvestment of distributions	5	31	152	697
Shares redeemed	(1,004)	(2,697)	(31,379)	(69,951)
Net increase (decrease)	(482)	(1,788)	$ (15,123)	$ (46,025)
Class B
Shares sold	3	5	$ 70	$ 128
Reinvestment of distributions	-	-	-	-
Shares redeemed	(104)	(292)	(2,869)	(6,718)
Net increase (decrease)	(101)	(287)	$ (2,799)	$ (6,590)
Class C
Shares sold	228	217	$ 6,251	$ 5,049
Reinvestment of distributions	-	-	-	-
Shares redeemed	(191)	(454)	(5,216)	(10,427)
Net increase (decrease)	37	(237)	$ 1,035	$ (5,378)
Fidelity Value Strategies Fund
Shares sold	9,571	5,614	$ 317,123	$ 163,914
Reinvestment of distributions	73	81	2,266	1,967
Shares redeemed	(4,347)	(4,064)	(146,917)	(114,471)
Net increase (decrease)	5,297	1,631	$ 172,472	$ 51,410
Fidelity Value Strategies Fund Class K
Shares sold	2,927	1,339	$ 97,615	$ 38,174
Reinvestment of distributions	17	18	520	448
Shares redeemed	(679)	(943)	(23,218)	(26,603)
Net increase (decrease)	2,265	414	$ 74,917	$ 12,019
Institutional Class
Shares sold	391	903	$ 12,475	$ 25,700
Reinvestment of distributions	11	17	327	392
Shares redeemed	(687)	(822)	(21,771)	(21,824)
Net increase (decrease)	(285)	98	$ (8,969)	$ 4,268

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SOI-K-USAN-0713
1.863338.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Value Strategies Fund

(A Class of Fidelity Advisor® Value
Strategies Fund)

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 1,174.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.23%
Actual		$ 1,000.00	$ 1,173.50	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.19
Class B	1.83%
Actual		$ 1,000.00	$ 1,169.70	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.79%
Actual		$ 1,000.00	$ 1,170.00	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Fidelity Value Strategies Fund	.73%
Actual		$ 1,000.00	$ 1,176.60	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Value Strategies Fund Class K	.58%
Actual		$ 1,000.00	$ 1,177.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,176.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.5	6.7
Sanofi SA sponsored ADR	4.0	2.9
Cott Corp.	3.8	5.5
General Motors Co.	3.4	0.5
Symantec Corp.	3.3	0.0
Bank of America Corp.	3.1	0.0
Delphi Automotive PLC	2.6	1.5
Apple, Inc.	2.5	0.0
The Bon-Ton Stores, Inc.	2.5	1.1
AFLAC, Inc.	2.1	2.8
	33.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.3	21.8
Health Care	13.3	12.4
Information Technology	12.5	7.7
Materials	10.5	12.0
Financials	10.2	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 93.3%		Stocks 89.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.0%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 6.7%		Short-Term Investments and Net Other Assets (Liabilities) 10.0%
* Foreign investments	19.5%	** Foreign investments	20.9%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 3.5%
Delphi Automotive PLC	794,777	$ 38,793
Tenneco, Inc. (a)	171,824	7,622
TRW Automotive Holdings Corp. (a)	91,400	5,790
		52,205
Automobiles - 3.9%
Bayerische Motoren Werke AG (BMW)	36,387	3,485
General Motors Co. (a)	1,496,836	50,728
Volkswagen AG	18,856	4,045
		58,258
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	13,382
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	5,052
Cedar Fair LP (depositary unit)	231,920	9,488
DineEquity, Inc.	86,934	6,293
Wyndham Worldwide Corp.	203,867	11,849
		32,682
Household Durables - 3.2%
Lennar Corp. Class A	212,200	8,344
PulteGroup, Inc. (a)	759,504	16,398
Ryland Group, Inc. (d)	151,400	6,855
Standard Pacific Corp. (a)(d)	1,903,450	16,846
		48,443
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (d)	272,197	12,107
Media - 1.6%
Omnicom Group, Inc.	125,512	7,798
Regal Entertainment Group Class A (d)	379,300	6,714
Valassis Communications, Inc.	349,089	9,073
		23,585
Multiline Retail - 4.3%
Target Corp.	381,409	26,508
The Bon-Ton Stores, Inc. (d)(e)	1,735,217	36,943
		63,451
Specialty Retail - 2.9%
Asbury Automotive Group, Inc. (a)	350,441	14,438
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CST Brands, Inc. (a)(d)	37,100	$ 1,127
GameStop Corp. Class A (d)	829,313	27,500
		43,065
TOTAL CONSUMER DISCRETIONARY		347,178
CONSUMER STAPLES - 6.3%
Beverages - 3.8%
Cott Corp. (d)(e)	6,920,243	56,670
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	241,700	13,917
Food Products - 1.6%
Bunge Ltd.	54,100	3,765
Calavo Growers, Inc.	232,028	6,894
ConAgra Foods, Inc.	142,700	4,808
SunOpta, Inc. (a)	1,029,085	8,070
		23,537
TOTAL CONSUMER STAPLES		94,124
ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Halliburton Co.	187,200	7,834
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	1,350,359	9,020
Denbury Resources, Inc. (a)	1,547,080	28,389
HollyFrontier Corp.	159,900	7,915
Marathon Oil Corp.	159,000	5,468
The Williams Companies, Inc.	154,500	5,435
Valero Energy Corp.	333,900	13,566
		69,793
TOTAL ENERGY		77,627
FINANCIALS - 10.2%
Commercial Banks - 3.6%
Regions Financial Corp.	812,863	7,421
U.S. Bancorp	879,484	30,835
Wells Fargo & Co.	384,870	15,606
		53,862
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	3,422,113	$ 46,746
Insurance - 3.2%
AFLAC, Inc.	560,886	31,236
American International Group, Inc. (a)	205,698	9,145
Unum Group	245,860	7,002
		47,383
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	210,800	3,750
TOTAL FINANCIALS		151,741
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 4.0%
Alere, Inc. (a)	308,600	7,894
Boston Scientific Corp. (a)	1,820,900	16,825
C.R. Bard, Inc.	76,900	7,928
Covidien PLC	114,575	7,287
St. Jude Medical, Inc.	472,400	20,422
		60,356
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	10,025
Universal Health Services, Inc. Class B	284,414	19,664
		29,689
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	184,300	8,376
PerkinElmer, Inc.	211,600	6,627
		15,003
Pharmaceuticals - 6.3%
Johnson & Johnson	191,600	16,129
Merck & Co., Inc.	398,700	18,619
Sanofi SA sponsored ADR	1,109,944	58,927
		93,675
TOTAL HEALTH CARE		198,723
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc.	177,500	13,937
Esterline Technologies Corp. (a)	101,822	7,473
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,300	$ 11,165
Textron, Inc.	223,717	6,031
United Technologies Corp.	49,700	4,717
		43,323
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	77,022	4,003
Owens Corning (a)	73,911	3,230
		7,233
Electrical Equipment - 0.3%
Regal-Beloit Corp.	63,554	4,291
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,571
Machinery - 2.1%
Blount International, Inc. (a)	292,004	3,919
Deere & Co.	112,300	9,782
Ingersoll-Rand PLC	212,400	12,219
Stanley Black & Decker, Inc.	74,137	5,873
		31,793
TOTAL INDUSTRIALS		93,211
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	5,184
Computers & Peripherals - 2.5%
Apple, Inc.	82,580	37,135
IT Services - 0.8%
Fidelity National Information Services, Inc.	268,430	12,053
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	320,000	4,643
Intersil Corp. Class A	345,143	2,830
KLA-Tencor Corp.	174,580	9,827
MagnaChip Semiconductor Corp. (a)	998,200	18,467
Micron Technology, Inc. (a)	929,483	10,856
ON Semiconductor Corp. (a)	1,214,770	10,398
Spansion, Inc. Class A (a)	641,043	8,782
		65,803
Software - 4.5%
Microsoft Corp.	438,024	15,278
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	152,500	$ 2,898
Symantec Corp.	2,158,771	48,335
		66,511
TOTAL INFORMATION TECHNOLOGY		186,686
MATERIALS - 10.5%
Chemicals - 10.2%
Ashland, Inc.	86,800	7,718
Axiall Corp.	88,226	3,807
Innophos Holdings, Inc.	153,933	7,786
LyondellBasell Industries NV Class A	1,457,392	97,136
PPG Industries, Inc.	153,705	23,611
W.R. Grace & Co. (a)	136,728	11,555
		151,613
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,180
Haynes International, Inc.	18,860	923
		5,103
TOTAL MATERIALS		156,716
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	569,139	12,197
UTILITIES - 4.9%
Electric Utilities - 1.0%
FirstEnergy Corp.	241,669	9,428
NextEra Energy, Inc.	71,100	5,377
		14,805
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (a)	839,263	17,045
The AES Corp.	1,721,200	20,999
		38,044
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
Alliant Energy Corp.	114,800	$ 5,655
Sempra Energy	183,139	14,889
		20,544
TOTAL UTILITIES		73,393
TOTAL COMMON STOCKS (Cost $1,033,228)		1,391,596
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.12% (b)	97,795,927	97,796
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	81,521,386	81,521
TOTAL MONEY MARKET FUNDS (Cost $179,317)		179,317
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,212,545)		1,570,913
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(78,962)
NET ASSETS - 100%		$ 1,491,951
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	459
Total	$ 576
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ 688	$ 56,670
The Bon-Ton Stores, Inc.	11,279	14,142	-	104	36,943
Total	$ 70,634	$ 14,142	$ -	$ 792	$ 93,613
Other Information

All investments are categorized as level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.5%
Netherlands	6.5%
Canada	4.3%
France	4.0%
Bailiwick of Jersey	2.6%
Ireland	1.3%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,228) - See accompanying schedule: Unaffiliated issuers (cost $958,340)	$ 1,297,983
Fidelity Central Funds (cost $179,317)	179,317
Other affiliated issuers (cost $74,888)	93,613
Total Investments (cost $1,212,545)		$ 1,570,913
Receivable for fund shares sold		1,209
Dividends receivable		4,442
Interest receivable		39
Distributions receivable from Fidelity Central Funds		116
Receivable from investment adviser for expense reductions		2
Other receivables		11
Total assets		1,576,732

Liabilities
Payable for fund shares redeemed	2,158
Accrued management fee	558
Distribution and service plan fees payable	233
Other affiliated payables	280
Other payables and accrued expenses	31
Collateral on securities loaned, at value	81,521
Total liabilities		84,781

Net Assets		$ 1,491,951
Net Assets consist of:
Paid in capital		$ 1,450,980
Undistributed net investment income		5,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,363
Net Assets		$ 1,491,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,947 ÷ 7,044.0 shares)	$ 32.36

Maximum offering price per share (100/94.25 of $32.36)	$ 34.33
Class T: Net Asset Value and redemption price per share ($315,740 ÷ 9,418.4 shares)	$ 33.52

Maximum offering price per share (100/96.50 of $33.52)	$ 34.74
Class B: Net Asset Value and offering price per share ($11,850 ÷ 399.8 shares)A	$ 29.64

Class C: Net Asset Value and offering price per share ($51,613 ÷ 1,760.1 shares)A	$ 29.32

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($654,747 ÷ 18,119.0 shares)	$ 36.14

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($163,249 ÷ 4,521.0 shares)	$ 36.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,805 ÷ 1,935.8 shares)	$ 34.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $792 earned from other affiliated issuers)		$ 12,820
Interest		42
Income from Fidelity Central Funds		576
Total income		13,438

Expenses
Management fee Basic fee	$ 3,729
Performance adjustment	(572)
Transfer agent fees	1,380
Distribution and service plan fees	1,330
Accounting and security lending fees	221
Custodian fees and expenses	8
Independent trustees' compensation	4
Registration fees	122
Audit	37
Legal	2
Miscellaneous	5
Total expenses before reductions	6,266
Expense reductions	(154)	6,112
Net investment income (loss)		7,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,136
Foreign currency transactions	(4)
Total net realized gain (loss)		3,132
Change in net unrealized appreciation (depreciation) on: Investment securities	199,997
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		199,996
Net gain (loss)		203,128
Net increase (decrease) in net assets resulting from operations		$ 210,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,326	$ 539
Net realized gain (loss)	3,132	42,952
Change in net unrealized appreciation (depreciation)	199,996	147,048
Net increase (decrease) in net assets resulting from operations	210,454	190,539
Distributions to shareholders from net investment income	(3,993)	(4,679)
Share transactions - net increase (decrease)	212,762	(16,561)
Total increase (decrease) in net assets	419,223	169,299

Net Assets
Beginning of period	1,072,728	903,429
End of period (including undistributed net investment income of $5,882 and undistributed net investment income of $2,549, respectively)	$ 1,491,951	$ 1,072,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Income from Investment Operations
Net investment income (loss) E	.15	- H	.13 I	.03 J	.06	.10
Net realized and unrealized gain (loss)	4.67	5.03	(.49)	4.32	6.96	(14.37)
Total from investment operations	4.82	5.03	(.36)	4.35	7.02	(14.27)
Distributions from net investment income	(.08)	(.12)	(.03) K	-	(.12)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	(4.53)
Total distributions	(.08)	(.12)	(.04)	(.01)	(.12)	(4.53)
Net asset value, end of period	$ 32.36	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Total Return B, C, D	17.48%	22.29%	(1.57)%	23.16%	59.70%	(54.45)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of all reductions	1.02% A	1.21%	1.17%	1.07%	1.02%	1.14%
Net investment income (loss)	.97% A	-% H	.51% I	.12% J	.39%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 203	$ 190	$ 221	$ 206	$ 139
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Income from Investment Operations
Net investment income (loss) E	.12	(.05) H	.08 I	(.01) J	.03	.06
Net realized and unrealized gain (loss)	4.84	5.22	(.50)	4.48	7.21	(14.84)
Total from investment operations	4.96	5.17	(.42)	4.47	7.24	(14.78)
Distributions from net investment income	(.02)	(.07)	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(.01)	-	(4.45)
Total distributions	(.02)	(.07)	-	(.01)	(.05)	(4.45)
Net asset value, end of period	$ 33.52	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Total Return B, C, D	17.35%	22.08%	(1.76)%	22.98%	59.40%	(54.56)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of fee waivers, if any	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of all reductions	1.21% A	1.38%	1.35%	1.25%	1.22%	1.32%
Net investment income (loss)	.79% A	(.17)% H	.33% I	(.06)% J	.18%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 283	$ 274	$ 344	$ 339	$ 253
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Income from Investment Operations
Net investment income (loss) E	.03	(.18) H	(.06) I	(.13) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.27	4.65	(.44)	4.03	6.50	(13.38)
Total from investment operations	4.30	4.47	(.50)	3.90	6.45	(13.44)
Distributions from net realized gain	-	-	-	(.01)	-	(4.27)
Net asset value, end of period	$ 29.64	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Total Return B, C, D	16.97%	21.42%	(2.34)%	22.29%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.81% A	1.97%	1.93%	1.82%	1.77%	1.89%
Net investment income (loss)	.19% A	(.76)% H	(.25)% I	(.64)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 16	$ 30	$ 40	$ 47
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Income from Investment Operations
Net investment income (loss) E	.03	(.17) H	(.05) I	(.12) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.23	4.59	(.44)	3.97	6.43	(13.24)
Total from investment operations	4.26	4.42	(.49)	3.85	6.38	(13.30)
Distributions from net realized gain	-	-	-	(.01)	-	(4.30)
Net asset value, end of period	$ 29.32	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Total Return B, C, D	17.00%	21.41%	(2.32)%	22.25%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.77% A	1.95%	1.92%	1.82%	1.77%	1.89%
Net investment income (loss)	.23% A	(.75)% H	(.24)% I	(.63)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 43	$ 40	$ 49	$ 43	$ 32
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Income from Investment Operations
Net investment income (loss) D	.22	.09 G	.22 H	.09 I	.11	.17
Net realized and unrealized gain (loss)	5.21	5.62	(.54)	4.83	7.73	(15.97)
Total from investment operations	5.43	5.71	(.32)	4.92	7.84	(15.80)
Distributions from net investment income	(.18)	(.19)	(.10) J	-	(.16)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.59)
Total distributions	(.18)	(.19)	(.11)	(.01)	(.16)	(4.59)
Net asset value, end of period	$ 36.14	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Total Return B, C	17.66%	22.69%	(1.29)%	23.54%	60.05%	(54.35)%
Ratios to Average Net Assets E, K
Expenses before reductions	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of fee waivers, if any	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of all reductions	.71% A	.89%	.88%	.80%	.77%	.88%
Net investment income (loss)	1.28% A	.31% G	.80% H	.39% I	.64%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 396	$ 284	$ 360	$ 237	$ 122
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.24	.14 G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	5.20	5.61	(.55)	4.82	7.70	(13.81)
Total from investment operations	5.44	5.75	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.22)	(.24)	(.16) K	-	(.23)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	-
Total distributions	(.22)	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 36.11	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	17.74%	22.93%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, L
Expenses before reductions	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.55% A	.71%	.68%	.56%	.49%	.64% A
Net investment income (loss)	1.44% A	.50% G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 70	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JFor the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Income from Investment Operations
Net investment income (loss) D	.20	.08 G	.22 H	.10 I	.11	.18
Net realized and unrealized gain (loss)	4.98	5.37	(.53)	4.63	7.38	(15.31)
Total from investment operations	5.18	5.45	(.31)	4.73	7.49	(15.13)
Distributions from net investment income	(.18)	(.20)	(.11) J	-	(.19)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.63)
Total distributions	(.18)	(.20)	(.12)	(.01)	(.19)	(4.63)
Net asset value, end of period	$ 34.51	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Total Return B, C	17.65%	22.67%	(1.30)%	23.67%	60.08%	(54.29)%
Ratios to Average Net Assets E, K
Expenses before reductions	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of fee waivers, if any	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of all reductions	.73% A	.90%	.86%	.73%	.69%	.79%
Net investment income (loss)	1.26% A	.31% G	.82% H	.46% I	.71%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 66	$ 52	$ 53	$ 48	$ 45
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,726
Gross unrealized depreciation	(21,466)
Net unrealized appreciation (depreciation) on securities and other investments	$ 354,260

Tax cost	$ 1,216,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (135,603)
2017	(187,132)
Total capital loss carryforward	$ (322,735)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $318,655 and $95,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 273	$ 1
Class T	.25%	.25%	759	3
Class B	.75%	.25%	62	47
Class C	.75%	.25%	236	12
			$ 1,330	$ 63

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	6
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 291.27
Class T	309.20
Class B	18.30
Class C	63.26
Fidelity Value Strategies Fund	594.21
Fidelity Value Strategies Fund Class K	30.05
Institutional Class	75.23
	$ 1,380

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $788. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $459, including $45 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $152 for the period.

In addition, FMR reimbursed a portion of Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 555	$ 998
Class T	167	760
Fidelity Value Strategies Fund	2,356	2,061
Fidelity Value Strategies Fund Class K	520	448
Institutional Class	395	412
Total	$ 3,993	$ 4,679

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	472	854	$ 14,216	$ 21,748
Reinvestment of distributions	18	42	513	917
Shares redeemed	(780)	(1,927)	(23,500)	(48,930)
Net increase (decrease)	(290)	(1,031)	$ (8,771)	$ (26,265)
Class T
Shares sold	517	878	$ 16,104	$ 23,229
Reinvestment of distributions	5	31	152	697
Shares redeemed	(1,004)	(2,697)	(31,379)	(69,951)
Net increase (decrease)	(482)	(1,788)	$ (15,123)	$ (46,025)
Class B
Shares sold	3	5	$ 70	$ 128
Reinvestment of distributions	-	-	-	-
Shares redeemed	(104)	(292)	(2,869)	(6,718)
Net increase (decrease)	(101)	(287)	$ (2,799)	$ (6,590)
Class C
Shares sold	228	217	$ 6,251	$ 5,049
Reinvestment of distributions	-	-	-	-
Shares redeemed	(191)	(454)	(5,216)	(10,427)
Net increase (decrease)	37	(237)	$ 1,035	$ (5,378)
Fidelity Value Strategies Fund
Shares sold	9,571	5,614	$ 317,123	$ 163,914
Reinvestment of distributions	73	81	2,266	1,967
Shares redeemed	(4,347)	(4,064)	(146,917)	(114,471)
Net increase (decrease)	5,297	1,631	$ 172,472	$ 51,410
Fidelity Value Strategies Fund Class K
Shares sold	2,927	1,339	$ 97,615	$ 38,174
Reinvestment of distributions	17	18	520	448
Shares redeemed	(679)	(943)	(23,218)	(26,603)
Net increase (decrease)	2,265	414	$ 74,917	$ 12,019
Institutional Class
Shares sold	391	903	$ 12,475	$ 25,700
Reinvestment of distributions	11	17	327	392
Shares redeemed	(687)	(822)	(21,771)	(21,824)
Net increase (decrease)	(285)	98	$ (8,969)	$ 4,268

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SOI-USAN-0713
1.786807.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 1,174.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.23%
Actual		$ 1,000.00	$ 1,173.50	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.19
Class B	1.83%
Actual		$ 1,000.00	$ 1,169.70	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.79%
Actual		$ 1,000.00	$ 1,170.00	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Fidelity Value Strategies Fund	.73%
Actual		$ 1,000.00	$ 1,176.60	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Value Strategies Fund Class K	.58%
Actual		$ 1,000.00	$ 1,177.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,176.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.5	6.7
Sanofi SA sponsored ADR	4.0	2.9
Cott Corp.	3.8	5.5
General Motors Co.	3.4	0.5
Symantec Corp.	3.3	0.0
Bank of America Corp.	3.1	0.0
Delphi Automotive PLC	2.6	1.5
Apple, Inc.	2.5	0.0
The Bon-Ton Stores, Inc.	2.5	1.1
AFLAC, Inc.	2.1	2.8
	33.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.3	21.8
Health Care	13.3	12.4
Information Technology	12.5	7.7
Materials	10.5	12.0
Financials	10.2	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 93.3%		Stocks 89.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.0%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 6.7%		Short-Term Investments and Net Other Assets (Liabilities) 10.0%
* Foreign investments	19.5%	** Foreign investments	20.9%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 3.5%
Delphi Automotive PLC	794,777	$ 38,793
Tenneco, Inc. (a)	171,824	7,622
TRW Automotive Holdings Corp. (a)	91,400	5,790
		52,205
Automobiles - 3.9%
Bayerische Motoren Werke AG (BMW)	36,387	3,485
General Motors Co. (a)	1,496,836	50,728
Volkswagen AG	18,856	4,045
		58,258
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	13,382
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	5,052
Cedar Fair LP (depositary unit)	231,920	9,488
DineEquity, Inc.	86,934	6,293
Wyndham Worldwide Corp.	203,867	11,849
		32,682
Household Durables - 3.2%
Lennar Corp. Class A	212,200	8,344
PulteGroup, Inc. (a)	759,504	16,398
Ryland Group, Inc. (d)	151,400	6,855
Standard Pacific Corp. (a)(d)	1,903,450	16,846
		48,443
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (d)	272,197	12,107
Media - 1.6%
Omnicom Group, Inc.	125,512	7,798
Regal Entertainment Group Class A (d)	379,300	6,714
Valassis Communications, Inc.	349,089	9,073
		23,585
Multiline Retail - 4.3%
Target Corp.	381,409	26,508
The Bon-Ton Stores, Inc. (d)(e)	1,735,217	36,943
		63,451
Specialty Retail - 2.9%
Asbury Automotive Group, Inc. (a)	350,441	14,438
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CST Brands, Inc. (a)(d)	37,100	$ 1,127
GameStop Corp. Class A (d)	829,313	27,500
		43,065
TOTAL CONSUMER DISCRETIONARY		347,178
CONSUMER STAPLES - 6.3%
Beverages - 3.8%
Cott Corp. (d)(e)	6,920,243	56,670
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	241,700	13,917
Food Products - 1.6%
Bunge Ltd.	54,100	3,765
Calavo Growers, Inc.	232,028	6,894
ConAgra Foods, Inc.	142,700	4,808
SunOpta, Inc. (a)	1,029,085	8,070
		23,537
TOTAL CONSUMER STAPLES		94,124
ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Halliburton Co.	187,200	7,834
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	1,350,359	9,020
Denbury Resources, Inc. (a)	1,547,080	28,389
HollyFrontier Corp.	159,900	7,915
Marathon Oil Corp.	159,000	5,468
The Williams Companies, Inc.	154,500	5,435
Valero Energy Corp.	333,900	13,566
		69,793
TOTAL ENERGY		77,627
FINANCIALS - 10.2%
Commercial Banks - 3.6%
Regions Financial Corp.	812,863	7,421
U.S. Bancorp	879,484	30,835
Wells Fargo & Co.	384,870	15,606
		53,862
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	3,422,113	$ 46,746
Insurance - 3.2%
AFLAC, Inc.	560,886	31,236
American International Group, Inc. (a)	205,698	9,145
Unum Group	245,860	7,002
		47,383
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	210,800	3,750
TOTAL FINANCIALS		151,741
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 4.0%
Alere, Inc. (a)	308,600	7,894
Boston Scientific Corp. (a)	1,820,900	16,825
C.R. Bard, Inc.	76,900	7,928
Covidien PLC	114,575	7,287
St. Jude Medical, Inc.	472,400	20,422
		60,356
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	10,025
Universal Health Services, Inc. Class B	284,414	19,664
		29,689
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	184,300	8,376
PerkinElmer, Inc.	211,600	6,627
		15,003
Pharmaceuticals - 6.3%
Johnson & Johnson	191,600	16,129
Merck & Co., Inc.	398,700	18,619
Sanofi SA sponsored ADR	1,109,944	58,927
		93,675
TOTAL HEALTH CARE		198,723
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc.	177,500	13,937
Esterline Technologies Corp. (a)	101,822	7,473
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,300	$ 11,165
Textron, Inc.	223,717	6,031
United Technologies Corp.	49,700	4,717
		43,323
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	77,022	4,003
Owens Corning (a)	73,911	3,230
		7,233
Electrical Equipment - 0.3%
Regal-Beloit Corp.	63,554	4,291
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,571
Machinery - 2.1%
Blount International, Inc. (a)	292,004	3,919
Deere & Co.	112,300	9,782
Ingersoll-Rand PLC	212,400	12,219
Stanley Black & Decker, Inc.	74,137	5,873
		31,793
TOTAL INDUSTRIALS		93,211
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	5,184
Computers & Peripherals - 2.5%
Apple, Inc.	82,580	37,135
IT Services - 0.8%
Fidelity National Information Services, Inc.	268,430	12,053
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	320,000	4,643
Intersil Corp. Class A	345,143	2,830
KLA-Tencor Corp.	174,580	9,827
MagnaChip Semiconductor Corp. (a)	998,200	18,467
Micron Technology, Inc. (a)	929,483	10,856
ON Semiconductor Corp. (a)	1,214,770	10,398
Spansion, Inc. Class A (a)	641,043	8,782
		65,803
Software - 4.5%
Microsoft Corp.	438,024	15,278
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	152,500	$ 2,898
Symantec Corp.	2,158,771	48,335
		66,511
TOTAL INFORMATION TECHNOLOGY		186,686
MATERIALS - 10.5%
Chemicals - 10.2%
Ashland, Inc.	86,800	7,718
Axiall Corp.	88,226	3,807
Innophos Holdings, Inc.	153,933	7,786
LyondellBasell Industries NV Class A	1,457,392	97,136
PPG Industries, Inc.	153,705	23,611
W.R. Grace & Co. (a)	136,728	11,555
		151,613
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,180
Haynes International, Inc.	18,860	923
		5,103
TOTAL MATERIALS		156,716
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	569,139	12,197
UTILITIES - 4.9%
Electric Utilities - 1.0%
FirstEnergy Corp.	241,669	9,428
NextEra Energy, Inc.	71,100	5,377
		14,805
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (a)	839,263	17,045
The AES Corp.	1,721,200	20,999
		38,044
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
Alliant Energy Corp.	114,800	$ 5,655
Sempra Energy	183,139	14,889
		20,544
TOTAL UTILITIES		73,393
TOTAL COMMON STOCKS (Cost $1,033,228)		1,391,596
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.12% (b)	97,795,927	97,796
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	81,521,386	81,521
TOTAL MONEY MARKET FUNDS (Cost $179,317)		179,317
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,212,545)		1,570,913
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(78,962)
NET ASSETS - 100%		$ 1,491,951
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	459
Total	$ 576
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ 688	$ 56,670
The Bon-Ton Stores, Inc.	11,279	14,142	-	104	36,943
Total	$ 70,634	$ 14,142	$ -	$ 792	$ 93,613
Other Information

All investments are categorized as level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.5%
Netherlands	6.5%
Canada	4.3%
France	4.0%
Bailiwick of Jersey	2.6%
Ireland	1.3%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,228) - See accompanying schedule: Unaffiliated issuers (cost $958,340)	$ 1,297,983
Fidelity Central Funds (cost $179,317)	179,317
Other affiliated issuers (cost $74,888)	93,613
Total Investments (cost $1,212,545)		$ 1,570,913
Receivable for fund shares sold		1,209
Dividends receivable		4,442
Interest receivable		39
Distributions receivable from Fidelity Central Funds		116
Receivable from investment adviser for expense reductions		2
Other receivables		11
Total assets		1,576,732

Liabilities
Payable for fund shares redeemed	2,158
Accrued management fee	558
Distribution and service plan fees payable	233
Other affiliated payables	280
Other payables and accrued expenses	31
Collateral on securities loaned, at value	81,521
Total liabilities		84,781

Net Assets		$ 1,491,951
Net Assets consist of:
Paid in capital		$ 1,450,980
Undistributed net investment income		5,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,363
Net Assets		$ 1,491,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,947 ÷ 7,044.0 shares)	$ 32.36

Maximum offering price per share (100/94.25 of $32.36)	$ 34.33
Class T: Net Asset Value and redemption price per share ($315,740 ÷ 9,418.4 shares)	$ 33.52

Maximum offering price per share (100/96.50 of $33.52)	$ 34.74
Class B: Net Asset Value and offering price per share ($11,850 ÷ 399.8 shares)A	$ 29.64

Class C: Net Asset Value and offering price per share ($51,613 ÷ 1,760.1 shares)A	$ 29.32

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($654,747 ÷ 18,119.0 shares)	$ 36.14

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($163,249 ÷ 4,521.0 shares)	$ 36.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,805 ÷ 1,935.8 shares)	$ 34.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $792 earned from other affiliated issuers)		$ 12,820
Interest		42
Income from Fidelity Central Funds		576
Total income		13,438

Expenses
Management fee Basic fee	$ 3,729
Performance adjustment	(572)
Transfer agent fees	1,380
Distribution and service plan fees	1,330
Accounting and security lending fees	221
Custodian fees and expenses	8
Independent trustees' compensation	4
Registration fees	122
Audit	37
Legal	2
Miscellaneous	5
Total expenses before reductions	6,266
Expense reductions	(154)	6,112
Net investment income (loss)		7,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,136
Foreign currency transactions	(4)
Total net realized gain (loss)		3,132
Change in net unrealized appreciation (depreciation) on: Investment securities	199,997
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		199,996
Net gain (loss)		203,128
Net increase (decrease) in net assets resulting from operations		$ 210,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,326	$ 539
Net realized gain (loss)	3,132	42,952
Change in net unrealized appreciation (depreciation)	199,996	147,048
Net increase (decrease) in net assets resulting from operations	210,454	190,539
Distributions to shareholders from net investment income	(3,993)	(4,679)
Share transactions - net increase (decrease)	212,762	(16,561)
Total increase (decrease) in net assets	419,223	169,299

Net Assets
Beginning of period	1,072,728	903,429
End of period (including undistributed net investment income of $5,882 and undistributed net investment income of $2,549, respectively)	$ 1,491,951	$ 1,072,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Income from Investment Operations
Net investment income (loss) E	.15	- H	.13 I	.03 J	.06	.10
Net realized and unrealized gain (loss)	4.67	5.03	(.49)	4.32	6.96	(14.37)
Total from investment operations	4.82	5.03	(.36)	4.35	7.02	(14.27)
Distributions from net investment income	(.08)	(.12)	(.03) K	-	(.12)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	(4.53)
Total distributions	(.08)	(.12)	(.04)	(.01)	(.12)	(4.53)
Net asset value, end of period	$ 32.36	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Total Return B, C, D	17.48%	22.29%	(1.57)%	23.16%	59.70%	(54.45)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.21%	1.18%	1.08%	1.03%	1.14%
Expenses net of all reductions	1.02% A	1.21%	1.17%	1.07%	1.02%	1.14%
Net investment income (loss)	.97% A	-% H	.51% I	.12% J	.39%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 203	$ 190	$ 221	$ 206	$ 139
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Income from Investment Operations
Net investment income (loss) E	.12	(.05) H	.08 I	(.01) J	.03	.06
Net realized and unrealized gain (loss)	4.84	5.22	(.50)	4.48	7.21	(14.84)
Total from investment operations	4.96	5.17	(.42)	4.47	7.24	(14.78)
Distributions from net investment income	(.02)	(.07)	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(.01)	-	(4.45)
Total distributions	(.02)	(.07)	-	(.01)	(.05)	(4.45)
Net asset value, end of period	$ 33.52	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Total Return B, C, D	17.35%	22.08%	(1.76)%	22.98%	59.40%	(54.56)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of fee waivers, if any	1.23% A	1.38%	1.35%	1.26%	1.24%	1.33%
Expenses net of all reductions	1.21% A	1.38%	1.35%	1.25%	1.22%	1.32%
Net investment income (loss)	.79% A	(.17)% H	.33% I	(.06)% J	.18%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 283	$ 274	$ 344	$ 339	$ 253
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Income from Investment Operations
Net investment income (loss) E	.03	(.18) H	(.06) I	(.13) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.27	4.65	(.44)	4.03	6.50	(13.38)
Total from investment operations	4.30	4.47	(.50)	3.90	6.45	(13.44)
Distributions from net realized gain	-	-	-	(.01)	-	(4.27)
Net asset value, end of period	$ 29.64	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Total Return B, C, D	16.97%	21.42%	(2.34)%	22.29%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.83% A	1.97%	1.93%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.81% A	1.97%	1.93%	1.82%	1.77%	1.89%
Net investment income (loss)	.19% A	(.76)% H	(.25)% I	(.64)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 16	$ 30	$ 40	$ 47
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Income from Investment Operations
Net investment income (loss) E	.03	(.17) H	(.05) I	(.12) J	(.05)	(.06)
Net realized and unrealized gain (loss)	4.23	4.59	(.44)	3.97	6.43	(13.24)
Total from investment operations	4.26	4.42	(.49)	3.85	6.38	(13.30)
Distributions from net realized gain	-	-	-	(.01)	-	(4.30)
Net asset value, end of period	$ 29.32	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Total Return B, C, D	17.00%	21.41%	(2.32)%	22.25%	58.48%	(54.80)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of fee waivers, if any	1.79% A	1.95%	1.92%	1.83%	1.78%	1.90%
Expenses net of all reductions	1.77% A	1.95%	1.92%	1.82%	1.77%	1.89%
Net investment income (loss)	.23% A	(.75)% H	(.24)% I	(.63)% J	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 43	$ 40	$ 49	$ 43	$ 32
Portfolio turnover rate G	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Income from Investment Operations
Net investment income (loss) D	.22	.09 G	.22 H	.09 I	.11	.17
Net realized and unrealized gain (loss)	5.21	5.62	(.54)	4.83	7.73	(15.97)
Total from investment operations	5.43	5.71	(.32)	4.92	7.84	(15.80)
Distributions from net investment income	(.18)	(.19)	(.10) J	-	(.16)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.59)
Total distributions	(.18)	(.19)	(.11)	(.01)	(.16)	(4.59)
Net asset value, end of period	$ 36.14	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Total Return B, C	17.66%	22.69%	(1.29)%	23.54%	60.05%	(54.35)%
Ratios to Average Net Assets E, K
Expenses before reductions	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of fee waivers, if any	.73% A	.89%	.88%	.81%	.78%	.89%
Expenses net of all reductions	.71% A	.89%	.88%	.80%	.77%	.88%
Net investment income (loss)	1.28% A	.31% G	.80% H	.39% I	.64%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 396	$ 284	$ 360	$ 237	$ 122
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.24	.14 G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	5.20	5.61	(.55)	4.82	7.70	(13.81)
Total from investment operations	5.44	5.75	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.22)	(.24)	(.16) K	-	(.23)	-
Distributions from net realized gain	-	-	(.01) K	(.01)	-	-
Total distributions	(.22)	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 36.11	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B, C	17.74%	22.93%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E, L
Expenses before reductions	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.58% A	.71%	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.55% A	.71%	.68%	.56%	.49%	.64% A
Net investment income (loss)	1.44% A	.50% G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 70	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JFor the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Income from Investment Operations
Net investment income (loss) D	.20	.08 G	.22 H	.10 I	.11	.18
Net realized and unrealized gain (loss)	4.98	5.37	(.53)	4.63	7.38	(15.31)
Total from investment operations	5.18	5.45	(.31)	4.73	7.49	(15.13)
Distributions from net investment income	(.18)	(.20)	(.11) J	-	(.19)	-
Distributions from net realized gain	-	-	(.01) J	(.01)	-	(4.63)
Total distributions	(.18)	(.20)	(.12)	(.01)	(.19)	(4.63)
Net asset value, end of period	$ 34.51	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Total Return B, C	17.65%	22.67%	(1.30)%	23.67%	60.08%	(54.29)%
Ratios to Average Net Assets E, K
Expenses before reductions	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of fee waivers, if any	.75% A	.90%	.86%	.74%	.70%	.80%
Expenses net of all reductions	.73% A	.90%	.86%	.73%	.69%	.79%
Net investment income (loss)	1.26% A	.31% G	.82% H	.46% I	.71%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 66	$ 52	$ 53	$ 48	$ 45
Portfolio turnover rate F	16% A	23%	34%	99%	161%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,726
Gross unrealized depreciation	(21,466)
Net unrealized appreciation (depreciation) on securities and other investments	$ 354,260

Tax cost	$ 1,216,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (135,603)
2017	(187,132)
Total capital loss carryforward	$ (322,735)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $318,655 and $95,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 273	$ 1
Class T	.25%	.25%	759	3
Class B	.75%	.25%	62	47
Class C	.75%	.25%	236	12
			$ 1,330	$ 63

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	6
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 291.27
Class T	309.20
Class B	18.30
Class C	63.26
Fidelity Value Strategies Fund	594.21
Fidelity Value Strategies Fund Class K	30.05
Institutional Class	75.23
	$ 1,380

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $788. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $459, including $45 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $152 for the period.

In addition, FMR reimbursed a portion of Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 555	$ 998
Class T	167	760
Fidelity Value Strategies Fund	2,356	2,061
Fidelity Value Strategies Fund Class K	520	448
Institutional Class	395	412
Total	$ 3,993	$ 4,679

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	472	854	$ 14,216	$ 21,748
Reinvestment of distributions	18	42	513	917
Shares redeemed	(780)	(1,927)	(23,500)	(48,930)
Net increase (decrease)	(290)	(1,031)	$ (8,771)	$ (26,265)
Class T
Shares sold	517	878	$ 16,104	$ 23,229
Reinvestment of distributions	5	31	152	697
Shares redeemed	(1,004)	(2,697)	(31,379)	(69,951)
Net increase (decrease)	(482)	(1,788)	$ (15,123)	$ (46,025)
Class B
Shares sold	3	5	$ 70	$ 128
Reinvestment of distributions	-	-	-	-
Shares redeemed	(104)	(292)	(2,869)	(6,718)
Net increase (decrease)	(101)	(287)	$ (2,799)	$ (6,590)
Class C
Shares sold	228	217	$ 6,251	$ 5,049
Reinvestment of distributions	-	-	-	-
Shares redeemed	(191)	(454)	(5,216)	(10,427)
Net increase (decrease)	37	(237)	$ 1,035	$ (5,378)
Fidelity Value Strategies Fund
Shares sold	9,571	5,614	$ 317,123	$ 163,914
Reinvestment of distributions	73	81	2,266	1,967
Shares redeemed	(4,347)	(4,064)	(146,917)	(114,471)
Net increase (decrease)	5,297	1,631	$ 172,472	$ 51,410
Fidelity Value Strategies Fund Class K
Shares sold	2,927	1,339	$ 97,615	$ 38,174
Reinvestment of distributions	17	18	520	448
Shares redeemed	(679)	(943)	(23,218)	(26,603)
Net increase (decrease)	2,265	414	$ 74,917	$ 12,019
Institutional Class
Shares sold	391	903	$ 12,475	$ 25,700
Reinvestment of distributions	11	17	327	392
Shares redeemed	(687)	(822)	(21,771)	(21,824)
Net increase (decrease)	(285)	98	$ (8,969)	$ 4,268

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

SO-USAN-0713
1.786805.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013